SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 86

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 86

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on October 1, 2018, pursuant to paragraph (b) of Rule 485.

American Funds Insurance Series® Prospectus Class P1 shares October 1, 2018

Managed Risk Growth-Income Fund

Managed Risk Growth-Income Fund 1

Investment objectives, strategies and risks 7

Management and organization 12

Purchases and redemptions of shares 14

Plan of distribution 17

Fund expenses 17

Investment results 17

Distributions and taxes 17

Financial highlights 18

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.30
Acquired (underlying) fund fees and expenses	0.29
Total annual fund operating expenses	0.74
Fee waiver and/or expense reimbursement*	0.07
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.67

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least October 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$68	$230	$405	$912

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

1     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily long positions in exchange-traded put options contracts and/or short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and, during periods of significant market declines, to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund‘s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     2

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

3     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     4

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2017:	1 year	Lifetime
Fund (inception date – 5/1/13)	20.64%	9.28%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.02	9.44
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.83	14.26

5     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Managing Director – Head of Fund Services, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal President and Trustee	13 years	Partner – Capital International Investors
Dylan Yolles Vice President	13 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	25 years	Partner – Capital Research Global Investors
S. Keiko McKibben	5 years	Partner – Capital Research Global Investors
William L. Robbins	7 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	11 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     6

Investment objectives, strategies and risks

Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily long positions in exchange-traded put options contracts and/or short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and, during periods of significant market declines, to seek to reduce the downside exposure of the fund. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the

7     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. During periods of generally rising equity security prices, the subadviser will normally increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser is expected to realize gains for the fund on the fund’s put options and short futures positions and the amount of options and futures held by the fund will likely decrease. Even in periods of low volatility in the equity markets, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains in favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. Accordingly, in certain market conditions, the fund may also purchase exchange-traded equity index call options, write (or sell) exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree or not at all), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

From time to time, including during severe market dislocations, the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. For example, if the market for swaps moves, as is expected, from a largely over-the-counter market to an exchange-traded market as a result of recent regulatory changes, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk if the fund’s investment adviser and subadviser determine that the exchange-traded swaps market has become similar in depth and substance to that of the exchange-traded options and futures markets. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. Upon entering into a futures contract, for example, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     8

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Losses from short positions in options contracts occur when the underlying index decreases in value, in the case of a written put option, or when the underlying index increases in value, in the case of a written call option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price (multiplied by a specified multiplier applicable to the index option). Accordingly, if the value of the underlying index decreases, a put writer would expect to suffer a loss as it would be obligated to pay a specified exercise price (known as the strike price) that is relatively higher than the value of the index. On the other hand, a call writer would expect to suffer a loss if the value of the underlying index increases as the writer would be obligated to pay the cash value of the index that is relatively higher than the strike price. In each case, though the loss suffered should be mitigated by the receipt of the option premium owed to the option writer, losses from written positions in index futures contracts could potentially be very large, particularly if the value of the underlying index shifts dramatically over a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding

9     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     10

securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

11     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2017.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

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Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 33 years in total; 27 years with Capital Research and Management Company or affiliate	6 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 43 years in total; 38 years with Capital Research and Management Company or affiliate	6 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 14 years, all with Milliman Financial Risk Management LLC or affiliate	6 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

13     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

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Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

15     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds‘ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities and options contracts are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds‘ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     16

Plan of distribution The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

17     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for each of the last four fiscal years and for the fiscal period ended December 31, 2013 (and for the six months ended June 30, 2018). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended June 30, 2018), whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/18[4,11]	$12.66	$.02	$.43	$.45	$(.16)	$(.57)	$(.73)	$12.38	3.47%[5,7]	$ 3	.43%[6,7]	.36%[6,7]	.65%[6,7]	.28%[6,7]
12/31/17	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64[7]	2	.44[7]	.37[7]	.66[7]	1.61[7]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49[7]	1	.52[7]	.36[7]	.64[7]	1.46[7]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[7]	1	.56[7]	.31[7]	.59[7]	2.17[7]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[7]	—[9]	.45[7]	.25[7]	.52[7]	2.94[7]
12/31/13[4,8]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[5,7]	—[9]	.92[6,7]	.23[6,7]	.50[6,7]	2.01[6,7]
Class P2:
6/30/18[4,11]	12.58	—[10]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39[5]	225	.69[6]	.62[6]	.91[6]	.02[6]
12/31/17	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[4,8]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[5,7]	24	1.09[6,7]	.50[6,7]	.77[6,7]	2.73[6,7]

	Six months ended	Period ended December 31
	June 30, 2018[4,5,11]	2017	2016	2015	2014	2013[4,5,8]
Portfolio turnover rate for all share classes	4%	26%	14%	11%	28%	2%

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.

4 Based on operations for a period that is less than a full year.

5 Not annualized.

6 Annualized.

7 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

8 For the period May 1, 2013, commencement of operations, through December 31, 2013.

9 Amount less than $1 million.

10 Amount less than $.01.

11 Unaudited.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     18

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-001-1018P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class P2 shares October 1, 2018

Managed Risk Growth-Income Fund

Managed Risk Growth-Income Fund 1

Investment objectives, strategies and risks 7

Management and organization 12

Purchases and redemptions of shares 14

Plan of distribution 17

Fund expenses 17

Investment results 17

Distributions and taxes 17

Financial highlights 18

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.30
Acquired (underlying) fund fees and expenses	0.29
Total annual fund operating expenses	0.99
Fee waiver and/or expense reimbursement*	0.07
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.92

* The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least October 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$94	$308	$540	$1,207

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

1     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily long positions in exchange-traded put options contracts and/or short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and, during periods of significant market declines, to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund‘s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     2

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

3     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     4

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the S&P 500 Managed Risk Index – Moderate to replace the S&P 500 Index as its broad-based securities market index. The fund's investment adviser believes that the S&P 500 Managed Risk Index – Moderate better reflects the market sectors and securities in which the underlying funds primarily invest and the investment strategies employed by the adviser in seeking to achieve the fund's investment objective. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2017:	1 year	Lifetime
Fund (inception date – 5/1/13)	20.40%	8.94%
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	16.02	9.44
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	21.83	14.26

5     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Managing Director – Head of Fund Services, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal President and Trustee	13 years	Partner – Capital International Investors
Dylan Yolles Vice President	13 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	25 years	Partner – Capital Research Global Investors
S. Keiko McKibben	5 years	Partner – Capital Research Global Investors
William L. Robbins	7 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	11 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     6

Investment objectives, strategies and risks

Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily long positions in exchange-traded put options contracts and/or short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and, during periods of significant market declines, to seek to reduce the downside exposure of the fund. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the

7     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. During periods of generally rising equity security prices, the subadviser will normally increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser is expected to realize gains for the fund on the fund’s put options and short futures positions and the amount of options and futures held by the fund will likely decrease. Even in periods of low volatility in the equity markets, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains in favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. Accordingly, in certain market conditions, the fund may also purchase exchange-traded equity index call options, write (or sell) exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree or not at all), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

From time to time, including during severe market dislocations, the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. For example, if the market for swaps moves, as is expected, from a largely over-the-counter market to an exchange-traded market as a result of recent regulatory changes, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk if the fund’s investment adviser and subadviser determine that the exchange-traded swaps market has become similar in depth and substance to that of the exchange-traded options and futures markets. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. Upon entering into a futures contract, for example, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

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Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which the fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If the fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of the fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, the fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Losses from short positions in options contracts occur when the underlying index decreases in value, in the case of a written put option, or when the underlying index increases in value, in the case of a written call option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price (multiplied by a specified multiplier applicable to the index option). Accordingly, if the value of the underlying index decreases, a put writer would expect to suffer a loss as it would be obligated to pay a specified exercise price (known as the strike price) that is relatively higher than the value of the index. On the other hand, a call writer would expect to suffer a loss if the value of the underlying index increases as the writer would be obligated to pay the cash value of the index that is relatively higher than the strike price. In each case, though the loss suffered should be mitigated by the receipt of the option premium owed to the option writer, losses from written positions in index futures contracts could potentially be very large, particularly if the value of the underlying index shifts dramatically over a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding

9     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt

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securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. If an underlying fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2017.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series have approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     12

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 33 years in total; 27 years with Capital Research and Management Company or affiliate	6 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 43 years in total; 38 years with Capital Research and Management Company or affiliate	6 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 14 years, all with Milliman Financial Risk Management LLC or affiliate	6 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

13     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     14

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

15     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds‘ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities and options contracts are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds‘ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     16

Plan of distribution The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

17     American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results for each of the last four fiscal years and for the fiscal period ended December 31, 2013 (and for the six months ended June 30, 2018). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended June 30, 2018), whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/18[4,11]	$12.66	$.02	$.43	$.45	$(.16)	$(.57)	$(.73)	$12.38	3.47%[5,7]	$ 3	.43%[6,7]	.36%[6,7]	.65%[6,7]	.28%[6,7]
12/31/17	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64[7]	2	.44[7]	.37[7]	.66[7]	1.61[7]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49[7]	1	.52[7]	.36[7]	.64[7]	1.46[7]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[7]	1	.56[7]	.31[7]	.59[7]	2.17[7]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[7]	—[9]	.45[7]	.25[7]	.52[7]	2.94[7]
12/31/13[4,8]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[5,7]	—[9]	.92[6,7]	.23[6,7]	.50[6,7]	2.01[6,7]
Class P2:
6/30/18[4,11]	12.58	—[10]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39[5]	225	.69[6]	.62[6]	.91[6]	.02[6]
12/31/17	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[4,8]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[5,7]	24	1.09[6,7]	.50[6,7]	.77[6,7]	2.73[6,7]

	Six months ended	Period ended December 31
	June 30, 2018[4,5,11]	2017	2016	2015	2014	2013[4,5,8]
Portfolio turnover rate for all share classes	4%	26%	14%	11%	28%	2%

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.

4 Based on operations for a period that is less than a full year.

5 Not annualized.

6 Annualized.

7 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

8 For the period May 1, 2013, commencement of operations, through December 31, 2013.

9 Amount less than $1 million.

10 Amount less than $.01.

11 Unaudited.

American Funds Insurance Series – Managed Risk Growth-Income Fund / Prospectus     18

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-001-1018P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

October 1, 2018

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated October 1, 2018 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class P1 and P2 shares of:
Managed Risk Growth-Income Fund

Item Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	5
Fund policies	35
Management of the Series	37
Execution of portfolio transactions	59
Disclosure of portfolio holdings	61
Price of shares	63
Taxes and distributions	66
General information	68
Appendix	70

Investment portfolio
Financial statements

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth-Income Fund

· The fund pursues its investment objectives by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded options and futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the net long positions held in exchange-traded equity index put options and the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund:

General

· The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 2

Investing outside the U.S.

· The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Growth-Income Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 3

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Options — An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified exercise price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put). Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by a specified multiplier for the index option.

As part of its managed risk strategy, the Managed Risk Growth-Income Fund will purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or the cash value of the index underlying the option) at a specified exercise price, referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying instrument or index falls substantially. However, if the price of the underlying instrument or index does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

As part of its managed risk strategy, the Managed Risk Growth-Income Fund may also purchase exchange-traded equity index call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

Although the fund’s investment adviser and subadviser expect that the fund will, at all times, retain a net long position in exchange-traded equity index put options, in certain market conditions, the Managed Risk Growth-Income Fund may sell, or write, options on equity indexes. The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option. If the

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 5

market for the relevant put option is not liquid, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying instrument or index rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument or index remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. If the price of the underlying instrument or index falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument or exposure to the underlying index directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument or to make a net cash settlement payment, as applicable, in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The fund will cover its obligations when it writes call or put options. For a call option on an index, the option is covered if the fund maintains with its custodian liquid assets in an amount equal to the fund’s net obligation under the option. A written call option is also covered if the fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in segregated liquid assets. A written put option on an index is covered if the fund segregates liquid assets equal to the exercise price. A put option on an index is also covered if the fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in segregated liquid assets. Obligations under written call and put options so covered will not be deemed to be senior securities for the purposes of the fund’s investment restrictions concerning senior securities and borrowings.

Several risks are associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, effectively causing a given transaction not to achieve its objectives. When a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price to close out the put or call option may move more or less than the price of the related security or index.

Options prices can diverge from the prices of their underlying instruments or indexes for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or index, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments or indexes. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund’s access to other assets held to cover its options positions could also be impaired.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument or index would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures — The fund may enter into futures contracts as part of the managed risk strategy. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s

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loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be

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impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange-traded swaps, the fund would be under the same obligations to post initial and variation margin as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange-traded futures. Additionally, for exchange-traded swaps, the fund would be under the same obligations as both exchange-traded options and exchange-traded futures to segregate assets, though the value of assets to be segregated for each instrument type may vary.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

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If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) commercial paper; (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less; and (f) shares of money market funds. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed-income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been determined to be liquid under procedures adopted by the fund’s board of trustees.

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Regulatory considerations — The investment adviser has registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (CPO). As a CPO, the investment adviser has adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements, which allows the investment adviser to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules. Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and the underlying fund have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, the underlying fund and their investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s or the underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, the underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

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Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause the underlying fund’s investments in such issuers to lose value.

The underlying funds

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund, the Bond Fund, the Government Fund and/or the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds. However, because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may

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decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

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Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common

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stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

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Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

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Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying

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fund to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — The underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. The underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Currency transactions — The underlying fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to

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purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the underlying fund from entering into foreign currency transactions, force the underlying fund to exit such transactions at an unfavorable time or price or result in penalties to the underlying fund, any of which may result in losses to the underlying fund.

Generally, the underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by the underlying fund’s investment adviser. For example, if the underlying fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under “Description of certain securities, investment techniques and risks” for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund or the underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

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Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may enter into roll transactions, such as a mortgage dollar roll where the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include,

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but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any

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guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

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Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not

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necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Inflation-linked bonds — The underlying fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the

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bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Restricted or illiquid securities — The underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the underlying fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the underlying fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The underlying fund may incur significant additional costs in disposing of illiquid securities. If the underlying fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the underlying fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

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Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying

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fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if the underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such

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factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When the underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures

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positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value

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of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the underlying fund’s current obligation or right under the swap agreement is generally equal to

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the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the underlying fund’s investment adviser. To the extent the underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the underlying fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if the underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a

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portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which the underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain this required margin, the underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Repurchase agreements — The underlying fund may enter into repurchase agreements, or “repos”, under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the underlying fund that is collateralized by the security purchased. Repos permit the underlying fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The underlying fund will only enter into repos involving securities of the type in which they could otherwise invest. If the seller under the repo defaults, the underlying fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

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Commercial paper — An underlying fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed-income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which an underlying fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 33

Portfolio turnover — Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2017 and 2016:

	Fiscal year	Portfolio turnover rate*
Managed Risk Growth Fund	2017 2016	25% 15
Managed Risk International Fund	2017 2016	25 26
Managed Risk Blue Chip Income and Growth Fund	2017 2016	32 9
Managed Risk Growth-Income Fund	2017 2016	26 14
Managed Risk Asset Allocation Fund	2017 2016	1 3

* Increases (or decreases) in turnover were due to increased (or decreased) trading activity during the period.

See “Financial highlights” in the prospectus for the annual portfolio turnover rates for each of the last four fiscal years and for the fiscal period ended December 31, 2013 for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. See “Financial highlights” in the prospectus for the annual portfolio turnover rates for each of the last five fiscal years for Managed Risk Asset Allocation Fund.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 34

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 35

Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying fund in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider the futures or options contracts in which it currently invests – namely, futures and options on broad-based equity indices – to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 36

Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 37

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	78	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014)

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 38

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA
Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	81	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 39

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Chair, California Jump$tart Coalition for Personal Financial Literacy; Part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 40

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	Former director of Apollo Education Group, Inc. (until 2013); ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2018)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 41

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 President and Trustee (1998)	Partner – Capital International Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Maria Manotok, 1974 Executive Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company*

John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Martin Jacobs, 1962 Vice President (2016)	Partner – Capital Research Global Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 42

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5 All of the trustees and/or officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 43

Fund shares owned by trustees as of December 31, 2017:

Name	Dollar range[1,2] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$50,001 – $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Nariman Farvardin[6]	N/A	Over $100,000	N/A5	Over $100,000
Leonard R. Fuller	None	$10,001 – $50,000	N/A5	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A5	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	Over $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000
Alexandra Trower[6]	N/A	$10,001 – $50,000	N/A5	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2017, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6 Ms. Trower and Dr. Farvardin were elected to the board effective January 1, 2018.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 44

Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $23,332 to $49,710, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2017:

‘Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$ 79,433	$385,500
James G. Ellis	79,131	392,000
Nariman Farvardin[3]	N/A	187,500
Leonard R. Fuller[2]	84,743	382,000
Mary Davis Holt[4]	44,423	264,834
R. Clark Hooper	92,853	463,800
Merit E. Janow	81,866	364,000
Laurel B. Mitchell[2]	101,330	294,500
Frank M. Sanchez	98,008	283,500
Margaret Spellings[2]	66,929	438,400
Alexandra Trower[3]	N/A	N/A

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2017 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2017 fiscal year for participating trustees is as follows: William H. Baribault ($96,209), Leonard R. Fuller ($280,155), Laurel B. Mitchell ($94,611) and Margaret Spellings ($173,835). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

3 Ms. Trower and Dr. Farvardin were elected to the board effective January 1, 2018.

4 Ms. Holt was re-elected to the board effective June 8, 2017.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 45

Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserved the right to delay implementing the reorganization and has elected to do so. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 46

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Mary Davis Holt, Laurel B. Mitchell, Frank M. Sanchez and Alexandra Trower. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2017 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2017 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Nariman Farvardin, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 47

resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2017 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of the Series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder

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Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to

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shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on September 1, 2018. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Managed Risk Growth-Income Fund

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
MODERN WOODMEN OF AMERICA ROCK ISLAND IL	RECORD	CLASS P1	96.05%

LINCOLN LIFE INSURANCE COMPANY OMNIBUS ACCOUNT FORT WAYNE IN	RECORD	CLASS P2	89.28

KANSAS CITY LIFE INSURANCE COMPANY OMNIBUS ACCOUNT KANSAS CITY MO	RECORD	CLASS P2	6.42

As of September 1, 2018, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

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Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the fund with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio managers and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio manager to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

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Portfolio manager fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

The following tables reflect information as of December 31, 2017:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1,2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1]
Managed Risk Growth Fund
Alan N. Berro	25	$389.2	None		None
James R. Mulally	7	$267.3	1	$0.11	None
Managed Risk International Fund
Alan N. Berro	25	$389.4	None		None
James R. Mulally	7	$267.5	1	$0.11	None
Managed Risk Blue Chip Income and Growth Fund
Alan N. Berro	25	$389.1	None		None
James R. Mulally	7	$267.2	1	$0.11	None
Managed Risk Growth-Income Fund
Alan N. Berro	25	$389.3	None		None
James R. Mulally	7	$267.4	1	$0.11	None
Managed Risk Asset Allocation Fund
Alan N. Berro	25	$385.1	None		None
James R. Mulally	7	$263.1	1	$0.11	None

1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) , PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or account has an advisory fee that is based on the performance of the RIC, PIV or account.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	42	$45	3	$.361	0

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2019, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

Until December 31, 2015, as compensation for its services for the fund, the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser waived a portion of its investment advisory services fee for each share class of the fund. As a result of this waiver, the fees, which were equivalent to an annualized rate of .25% of average daily net assets, were reduced to .10% of average daily net assets. For each of the fiscal years ended December 31, 2016 and 2015, investment advisory services fees waived by Capital Research and Management Company totaled .15% of average daily net assets.

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Effective January 1, 2016, the investment adviser reduced the investment advisory services fee for each share class of the fund from an annual rate of .25% of average daily net assets to .15% of average daily net assets. The investment adviser is currently waiving a portion of its investment advisory services fees for each share class of the fund, such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets. This waiver may only be modified or terminated with the approval of the Series’ board.

For the fiscal years ended December 31, 2017, 2016 and 2015, the investment adviser earned from the fund management fees, as follows:

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
Managed Risk Growth Fund	2017	$371,000	$ 124,000	$247,000
	2016	257,000	86,000	171,000
	2015	287,000	142,000	145,000
Managed Risk International Fund	2017	187,000	62,000	125,000
	2016	136,000	45,000	91,000
	2015	173,000	86,000	87,000
Managed Risk Blue Chip Income and Growth Fund	2017	530,000	177,000	353,000
	2016	295,000	98,000	197,000
	2015	312,000	149,000	163,000
Managed Risk Growth-Income Fund	2017	281,000	94,000	187,000
	2016	207,000	69,000	139,000
	2015	254,000	124,000	130,000
Managed Risk Asset Allocation Fund	2017	6,118,000	2,039,000	4,079,000
	2016	4,606,000	1,535,000	3,070,000
	2015	5,835,000	2,801,000	3,035,000

The investment adviser is currently reimbursing a portion of the expenses of Class P1 and P2 shares for Managed Risk Growth Fund, Managed Risk International Fund and Managed Risk Growth-Income Fund. These reimbursements will be in effect through at least May 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended December 31, 2017, 2016 and 2015, the total expenses reimbursed by the investment adviser were $102,000, $656,000 and $710,000, respectively.

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The investment adviser has entered into a contract with the subadviser with respect to each fund and compensates the subadviser out of the investment advisory fees it receives from each fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended December 31, 2017, 2016 and 2015 were:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Fund	2017	$ 247,000
	2016	171,000
	2015	130,000
Managed Risk International Fund	2017	125,000
	2016	91,000
	2015	78,000
Managed Risk Blue Chip Income and Growth Fund	2017	353,000
	2016	196,000
	2015	144,000
Managed Risk Growth-Income Fund	2017	187,000
	2016	138,000
	2015	116,000
Managed Risk Asset Allocation Fund	2017	4,079,000
	2016	3,070,000
	2015	2,684,000

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until January 31, 2019, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class P1 and P2 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class P1 and P2 shares. The Administrative Agreement will continue in effect until January 31, 2019, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The fund is not assessed an administrative services fee for administrative services provided under the Administrative Agreement. However, the investment adviser currently receives an administrative services fee at the annual rate of .01% of the average daily net assets from the Class 1 shares of the underlying funds (which could be increased as described in the current prospectus of the applicable underlying funds).

Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2017, the Series incurred distribution expenses of $8,829,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $691,000.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

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These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class. During the fiscal year ended December 31, 2017, the Series incurred insurance administration fees of $3,647,000 for Class P1 shares and $8,829,000 for Class P2 shares.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

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Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2017, 2016 and 2015 were:

	Fiscal year ended
	2017	2016	2015
Managed Risk Growth Fund	$ —*	$ 8,000	$12,000
Managed Risk International Fund	1,000	15,000	14,000
Managed Risk Blue Chip Income and Growth Fund	—*	7,000	14,000
Managed Risk Growth-Income Fund	—*	5,000	11,000
Managed Risk Asset Allocation Fund	3,000	51,000	84,000

* Amount less than $1,000.

Increases (or decreases) in the dollar amount of brokerage commissions paid by a fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected, as of quarter end. This information, which is based on the fund’s publicly disclosed holdings, is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to perform analysis on the fund.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 61

limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 62

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange-traded futures (and in the case of the Managed Risk Growth-Income Fund, exchange-traded put options).

Exchange-traded futures and options are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 63

deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 64

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 65

Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 66

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, options, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 67

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a transfer agent fee of less than $1,000 for Class P1 shares and less than $1,000 for Class P2 shares for the 2017 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 68

or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 69

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 70

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 71

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 72

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 73

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 74

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Managed Risk Growth-Income Fund — Page 75

American Funds Insurance Series - Managed Risk Growth-Income Fund
	Investment portfolio June 30, 2018
							Value
						Shares	(000)
	Growth-and-income funds 81.58%
American Funds Insurance Series - Growth-Income Fund, Class 1					3,723,850		$185,671
Total growth-and-income funds (cost:$172,960,000)							185,671

	Fixed income funds 15.31%
American Funds Insurance Series - Bond Fund, Class 1					3,296,207		34,841
Total fixed income funds (cost: $35,853,000)							34,841

	Short-term securities 3.18%
	Government Cash Management Fund				7,224,073		7,224
Total short-term securities (cost:$7,224,000)							7,224

Total investment securities 100.07% (cost: $216,037,000)							227,736
	Other assets less liabilities (0.07%)						(155)
	Net assets 100.00%						$227,581

Futures contracts
							Unrealized
					Notional	Value at	appreciation
		Number of			amount[1]	6/30/18[2]	at 6/30/18[2]
Contracts	Type	contracts		Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	70		September 2018	$7,000	$7,953	$36

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2018, appear below.

			Beginning				Ending
			shares	Additions		Reductions	shares
	Growth-and-income funds 81.58%
	American Funds Insurance Series -
	Growth-Income Fund, Class 2		3,331,787	486,437		94,374	3,723,850

	Fixed income funds 15.31%
	American Funds Insurance Series -
	Bond Fund, Class 2		2,916,097	744,555		364,445	3,296,207

			Net	Net			Value of
			realized	unrealized		Dividend	affiliates at
			loss	depreciation		income	6/30/2018
			(000)	(000)		(000)	(000)
	Growth-and-income funds 81.58%
	American Funds Insurance Series -
	Growth-Income Fund, Class 2		($152)	($1,448)		$491	$185,671

	Fixed income funds 15.31%
	American Funds Insurance Series -
	Bond Fund, Class 2		(127)	(643)		147	34,841

Total 96.89%			($279)	($2,091)		$638	$220,512

[1]Notional amount is calculated based on the number of contracts and notional contract size.
[2]Value is calculated based on the notional amount and current market price.

	See Notes to Financial Statements

American Funds Insurance Series - Managed Risk Growth-Income Fund
Statement of assets and liabilities at June 30, 2018
		(dollars and shares in thousands,
		except per share amounts)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $7,224)	$	$ 7,224
Affiliated issuers (cost: $208,813)		220,512
Cash		-	*
Restricted cash pledged for futures contracts		48
Receivables for:
Sales of investment securities		551
Sales of fund's shares		335
Dividends		10
Other		4
		228,684

Liabilities:
Purchases of investment securities		317
Repurchases of fund's shares		581
Investment advisory services		19
Services provided by related parties		183
Trustees' deferred compensation		1
Variation margin on futures contracts		2
		1,103

Net assets at June 30, 2018		$227,581

Net assets consist of:
Capital paid in on shares of beneficial interest		$212,154
Undistributed net investment income		13
Undistributed net realized gain		3,679
Net unrealized appreciation		11,735

Net assets at June 30, 2018		$227,581

Shares of beneficial interest issued and outstanding
(no stated par value) - unlimited shares authorized

Class P1:
Net assets		$2,834
Shares outstanding		229
Net asset value per share		$12.38

Class P2:
Net assets		$224,747
Shares outstanding		18,250
Net asset value per share		$12.32

* Amount less than one thousand.
See Notes to Financial Statements

American Funds Insurance Series - Managed Risk Growth-Income Fund
Statement of operations for the six months ended June 30, 2018
	(dollars in thousands)
Investment income:
Dividends from affiliated issuers	$638
Interest	56
	694

Fees and expenses:	163
Investment advisory services	269
Insurance administrative services	272
Transfer agent services	-	*
Accounting and administrative services	18
Reports to shareholders	2
Registration statement and prospectus	4
Trustees' compensation	1
Auditing and legal	8
Custodian	4
Other	1
Total fees and expenses before waiver/reimbursement	742
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	54
Miscellaneous fee reimbursement	17
Total waiver/reimbursement of fees and expenses	71
Total fees and expenses after waiver/reimbursement	671
Net investment income	$23

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments
Unaffiliated issuers	$-
Affiliated issuers	(279)
Futures contracts	(3,050)
Capital gain distributions received from affiliated issuers	12,395
	9,066

Net unrealized (depreciation) appreciation on:
Investments
Unaffiliated issuers	-
Affiliated issuers	(2,091)
Futures contracts	64
	(2,027)

Net realized gain and unrealized depreciation	7,039

Net increase in net assets resulting from operations	$7,062

* Amount less than one thousand.
See Notes to Financial Statements

American Funds Insurance Series - Managed Risk Growth-Income Fund
Statement of changes in net assets
		(dollars in thousands)

		Year ended
	June 30,	December 31,
	2018	2018
Operations:
Net investment income	$23	$2,028
Net realized gain	9,066	8,283
Net unrealized (depreciation) appreciation	(2,027)	24,060
Net increase in net assets resulting from operations	7,062	34,371

Dividends and distributions to shareholders:
Dividends from net investment income	(2,177)	(1,867)
Distributions from net realized gains on investments	(9,936)	(7,726)
Total dividends and distributions paid to shareholders	(12,113)	(9,593)

Net capital share transactions	23,664	23,434

Total increase in net assets	18,613	48,212

Net assets:
Beginning of period	208,968	160,756
End of period (including undistributed net investment
income: $13 and $2,167, respectively)	$227,581	$208,968

See Notes to Financial Statements

Notes to Financial Statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), one of which is covered in this report.

The managed risk fund covered in this report is Managed Risk Growth-Income Fund (“the fund”). The fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The fund has two share classes (P1 and P2).

The fund invests in other funds within the series (the “underlying funds”) and employs Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around target volatility levels and reduce the downside exposure of the fund during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds held by the fund are not included in the fees and expenses as reported, however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on ex-dividend date.

3. Valuation

CRMC, the series’ investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

The net asset value of each share class of the fund is calculated based on the reported net asset values of the underlying funds in which the fund invests. The Government Cash Management Fund held by the fund is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2018, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks of other funds with similar objectives.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of the respective underlying funds in which the fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Short-term securities — The fund hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNYMellon”), the fund’s custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the fund’s statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $17,118,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts as of, or for the six months ended June 30, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$36	Unrealized depreciation*	$-

		Net realized loss		Net unrealized appreciation
Contracts	Risk Type	Location on statement of assets and liabilities	Value	Location on statement of operations	Value
Futures	Currency	Net realized loss on futures contracts	$(5)	Net unrealized appreciation on futures contracts	$-
Futures	Equity	Net realized loss on futures contracts	(2,466)	Net unrealized appreciation on futures contracts	-
Futures	Interest	Net realized loss on futures contracts	(599)	Net unrealized appreciation on futures contracts	64
			$(3,050)		$64

*Includes cumulative appreciation/depreciation on futures contracts as reported in the table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts. For futures contracts, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2018, the fund had no liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the fund did not incurred any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on the fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of December 31, 2017, the tax-basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$2,167
Undistributed long-term capital gains	9,926

As of June 30, 2018, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$7,026
Gross unrealized depreciation on investment securities	(1,012)
Net unrealized depreciation on investment securities	$6,014
Cost of investments	$221,722

Distributions paid by the fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2018			Year ended December 31, 2017
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$34	$122	$156	$19	$73	$92
Class P2	2,143	9,814	11,957	1,848	7,653	9,501
Total	$2,177	$9,936	$12,113	$1,867	$7,726	$9,593

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets .s that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the fund. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the fund are paid by CRMC to Milliman FRM. The fund is not responsible for paying any subadvisory fees.

Investment advisory services waiver — CRMC is waiving a portion of its investment advisory services fees. Investment advisory services fees are presented in the fund’s statement of operations gross of the waiver from CRMC. For the six months ended June 30, 2018, total investment advisory services fees waived by CRMC were $54,000.

Distribution services — The series has plans of distribution for both share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
P1	0.00%	0.25%
P2	0.25%	0.50%

Insurance administrative services — The series has an insurance administrative services plan for both share classes. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to both of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Accounting and administrative services — The fund has a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the fund.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for the fund. For the six months ended June 30, 2018, total expenses reimbursed by CRMC were $17,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Share class	Distribution services	Insurance administrative services
P1	Not applicable	$3
P2	$269	269
Total class-specific expenses	$269	$272

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation of $1,000, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) of $1,000 and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Six months ended June 30, 2018
	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class P1	$356	28	$156	12	$(96)	(7)	$416	33
Class P2	21,581	1,687	11,957	957	(10,290)	(805)	23,248	1,839
Total net increase (decrease)	$21,937	1,715	$12,113	969	$(10,386)	(812)	$23,664	1,872

Year ended December 31, 2017
	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Class P1	$1,093	92	$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382	9,501	835	(15,095)	(1,278)	22,403	1,939
Total net increase (decrease)	$29,090	2,474	$9,593	843	$(15,249)	(1,291)	$23,434	2,026

*Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,821,000 and $8,814,000, respectively, during the six months ended June 30, 2018.

	American Funds Insurance Series - Managed Risk Growth-Income Fund
	Financial highlights
			Income (loss) from investment operations[1]				Dividends and distributions
	Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Net effective expense ratio[2,3]		Ratio of net income (loss) to average net assets[2]
	Class P1:
	6/30/18[4]	$12.66	$.02		$.43	$.45	($.16)	($.57)	($.73)	$12.38	3.47%	[5,7]	$3.43%			[6,7]	.36%	[6,7]	.65%	[6,7]	.28%	[6,7]
	12/31/17	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64	[7]	2.44			[7]	.37	[7]	.66	[7]	1.61	[7]
	12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[7]	1.52			[7]	.36	[7]	.64	[7]	1.46	[7]
	12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)	[7]	1.56			[7]	.31	[7]	.59	[7]	2.17	[7]
	12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[7]	—	[9]	.45	[7]	.25	[7]	.52	[7]	2.94	[7]
	12/31/13[4,8]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[5,7]	—	[9]	.92	[6,7]	.23	[6,7]	.50	[6,7]	2.01	[6,7]
	Class P2:
	6/30/18[4]	12.58	—	[10]	.43	.43	(.12)	(.57)	(.69)	12.32	3.39	[5]	225.69			[6]	.62	[6]	.91	[6]	.02	[6]
	12/31/17	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40		206.70				.63		.92		1.08
	12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160.79				.63		.91		1.13
	12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122.89				.66		.94		1.04
	12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76.87				.69		.96		1.38
	12/31/13[4,8]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[5,7]	24		1.09	[6,7]	.50	[6,7]	.77	[6,7]	2.73	[6,7]

					Six months ended June 30, 2018	2017	2016	2015	2014	2013[4,5,8]
	Portfolio turnover rate for all share classes				4%	26%	14%	11%	28%	2%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements by CRMC.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.
[4]	Based on operations for a period that is less than a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[8]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[9]	Amount less than $1 million.
[10]	Amount less than $.01.

American Funds Insurance Series®

Global Growth Fund
Investment portfolio
December 31, 2017
Common stocks 96.68% Information technology 32.07%	Shares	Value (000)
ASML Holding NV1	648,442	$112,497
ASML Holding NV (New York registered)	643,900	111,923
Taiwan Semiconductor Manufacturing Co., Ltd.1	26,955,000	207,124
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,283
Alphabet Inc., Class A2	130,000	136,942
Alphabet Inc., Class C2	71,052	74,349
Nintendo Co., Ltd.1	492,400	179,259
Facebook, Inc., Class A2	898,500	158,549
Microsoft Corp.	1,355,900	115,984
Alibaba Group Holding Ltd. (ADR)2	671,050	115,709
Visa Inc., Class A	998,800	113,883
Broadcom Ltd.	373,700	96,003
Tencent Holdings Ltd.1	1,800,000	93,051
Samsung Electronics Co., Ltd.1	15,740	37,396
Samsung Electronics Co., Ltd., nonvoting preferred1	15,845	30,888
AAC Technologies Holdings Inc.1	3,806,540	67,697
Just Eat PLC1,2	5,292,000	55,515
Murata Manufacturing Co., Ltd.1	409,000	54,665
Intel Corp.	1,000,000	46,160
TEMENOS Group AG (Switzerland)1	318,000	40,696
Largan Precision Co., Ltd.1	215,000	28,955
Baidu, Inc., Class A (ADR)2	112,000	26,231
Amphenol Corp., Class A	265,000	23,267
Symantec Corp.	491,000	13,777
VeriSign, Inc.2	107,800	12,337
Jack Henry & Associates, Inc.	98,000	11,462
TE Connectivity Ltd.	120,000	11,405
Tech Mahindra Ltd.1	1,319,000	10,404
		1,999,411
Consumer discretionary 18.17%
Amazon.com, Inc.2	291,900	341,368
Priceline Group Inc.2	39,000	67,772
Home Depot, Inc.	350,000	66,335
Peugeot SA1	3,180,000	64,597
Industria de Diseño Textil, SA1	1,723,000	59,929
Naspers Ltd., Class N1	190,820	53,168
McDonald’s Corp.	293,000	50,431
NIKE, Inc., Class B	671,000	41,971
Luxottica Group SpA1	587,617	36,010
Ctrip.com International, Ltd. (ADR)2	797,000	35,148
Suzuki Motor Corp.1	580,000	33,594
ASOS PLC1,2	370,000	33,532
MGM China Holdings, Ltd.1	10,962,000	33,159
Wynn Macau, Ltd.1	9,902,000	31,197
Sodexo SA1	200,000	26,853
CBS Corp., Class B	334,850	19,756
American Funds Insurance Series — Global Growth Fund — Page 1 of 171

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tiffany & Co.	190,000	$19,751
GVC Holdings PLC1	1,559,000	19,467
Burberry Group PLC1	692,400	16,739
Ulta Beauty, Inc.2	68,200	15,254
Starbucks Corp.	202,500	11,630
Cie. Financière Richemont SA, Class A1	121,450	10,996
Sony Corp.1	243,000	10,915
MGM Resorts International	255,000	8,514
Twenty-First Century Fox, Inc., Class A	242,000	8,356
Newell Brands Inc.	270,000	8,343
Hermès International1	15,131	8,100
		1,132,885
Health care 11.96%
Regeneron Pharmaceuticals, Inc.2	214,000	80,455
UnitedHealth Group Inc.	324,200	71,473
Express Scripts Holding Co.2	768,500	57,361
Bayer AG1	421,600	52,436
Straumann Holding AG1	67,500	47,644
AstraZeneca PLC1	652,300	44,763
Sartorius AG, non-registered shares, nonvoting preferred1	444,000	42,371
Eurofins Scientific SE, non-registered shares1	68,145	41,492
Boston Scientific Corp.2	1,638,200	40,611
Mettler-Toledo International Inc.2	65,000	40,269
Fisher & Paykel Healthcare Corp. Ltd.1	3,680,000	37,318
Vertex Pharmaceuticals Inc.2	210,000	31,471
Novartis AG1	366,000	30,942
Genmab A/S1,2	167,000	27,693
Hypermarcas SA, ordinary nominative	2,220,000	24,093
Aetna Inc.	110,000	19,843
Merck & Co., Inc.	300,000	16,881
CSL Ltd.1	147,000	16,179
bioMérieux SA1	135,000	12,096
Novo Nordisk A/S, Class B1	195,330	10,498
		745,889
Financials 10.44%
AIA Group Ltd.1	15,004,900	127,967
JPMorgan Chase & Co.	853,600	91,284
Kotak Mahindra Bank Ltd.1	3,471,000	54,891
Prudential PLC1	1,906,884	49,026
Société Générale1	923,000	47,588
MarketAxess Holdings Inc.	188,000	37,929
Indiabulls Housing Finance Ltd.1	1,515,000	28,371
AXA SA1	901,700	26,725
ORIX Corp.1	1,502,000	25,396
SunTrust Banks, Inc.	317,000	20,475
Banco Santander, SA1	2,946,020	19,318
Berkshire Hathaway Inc., Class A2	54	16,070
BlackRock, Inc.	30,600	15,720
CME Group Inc., Class A	97,200	14,196
SVB Financial Group2	53,000	12,390
Bankinter, SA1	1,281,000	12,125
Sberbank of Russia PJSC (ADR)1	645,500	10,926
Itaú Unibanco Holding SA, preferred nominative	825,000	10,590
American Funds Insurance Series — Global Growth Fund — Page 2 of 171

Common stocks Financials (continued)	Shares	Value (000)
Svenska Handelsbanken AB, Class A1	760,000	$10,374
GT Capital Holdings, Inc.1	399,000	10,328
Credit Suisse Group AG1	516,522	9,194
		650,883
Consumer staples 7.46%
British American Tobacco PLC1	2,002,000	135,116
Nestlé SA1	739,650	63,560
Altria Group, Inc.	770,000	54,986
Coca-Cola European Partners PLC	832,000	33,155
Pernod Ricard SA1	200,000	31,658
Philip Morris International Inc.	290,000	30,638
Uni-Charm Corp.1	1,157,000	30,076
Shoprite Holdings Ltd.1	1,432,000	25,600
Coca-Cola FEMSA, SAB de CV, Series L	1,965,000	13,686
Alimentation Couche-Tard Inc., Class B	256,500	13,384
Lenta Ltd. (GDR)1,2,3	1,211,900	7,051
Lenta Ltd. (GDR)1,2	974,100	5,668
Coca-Cola HBC AG (CDI)1	336,700	10,952
Associated British Foods PLC1	260,000	9,884
		465,414
Industrials 6.17%
Airbus SE, non-registered shares1	1,109,500	110,180
KONE Oyj, Class B1	880,000	47,222
Caterpillar Inc.	287,000	45,226
ASSA ABLOY AB, Class B1	1,677,000	34,798
Ryanair Holdings PLC (ADR)2	307,000	31,986
Geberit AG1	65,000	28,601
IDEX Corp.	122,400	16,153
Aalberts Industries NV, non-registered shares1	315,000	15,994
Boeing Co.	51,300	15,129
Johnson Controls International PLC	315,250	12,014
Ingersoll-Rand PLC	112,700	10,052
Rockwool International A/S, Class B1	33,293	9,436
NIBE Industrier AB, Class B1	817,914	7,835
		384,626
Materials 2.24%
Sherwin-Williams Co.	116,000	47,565
Glencore PLC1	6,150,000	32,357
Praxair, Inc.	137,400	21,253
Outokumpu Oy, Class A (Finland)1	1,974,000	18,321
DowDuPont Inc.	146,616	10,442
Air Liquide SA, bonus shares1	79,200	9,961
		139,899
Energy 2.03%
Reliance Industries Ltd.1	2,090,000	30,152
Gazprom PJSC (ADR)1	4,173,000	18,400
LUKOIL Oil Co. PJSC (ADR)1	306,700	17,545
Enbridge Inc. (CAD denominated)	407,638	15,942
Seven Generations Energy Ltd., Class A2	798,000	11,288
Concho Resources Inc.2	65,000	9,764
Schlumberger Ltd.	132,000	8,895
American Funds Insurance Series — Global Growth Fund — Page 3 of 171

Common stocks Energy (continued)	Shares	Value (000)
Cimarex Energy Co.	67,000	$8,175
Royal Dutch Shell PLC, Class B1	190,000	6,408
		126,569
Telecommunication services 1.12%
SoftBank Group Corp.1	776,000	61,307
BT Group PLC1	2,250,000	8,238
		69,545
Utilities 0.06%
China Gas Holdings Ltd.1	1,432,000	3,950
Miscellaneous 4.96%
Other common stocks in initial period of acquisition		309,116
Total common stocks (cost: $3,842,087,000)		6,028,187
Bonds, notes & other debt instruments 0.03% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)
U.S. Treasury 0.75% 2018	$2,000	1,998
Total bonds, notes & other debt instruments (cost: $1,998,000)		1,998
Short-term securities 3.57%
Federal Home Loan Bank 1.14%–1.31% due 1/17/2018–3/28/2018	97,500	97,371
Liberty Street Funding Corp. 1.78% due 3/21/20183	25,000	24,902
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/20183	19,000	18,983
Prudential Funding, LLC 1.35% due 1/12/2018	39,500	39,478
Royal Bank of Canada 1.53% due 1/16/2018	11,700	11,691
United Parcel Service Inc. 1.62% due 3/19/20183	30,000	29,899
Total short-term securities (cost: $222,335,000)		222,324
Total investment securities 100.28% (cost: $4,066,420,000)		6,252,509
Other assets less liabilities (0.28)%		(17,433)
Net assets 100.00%		$6,235,076
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD5,180	JPY581,294	Bank of America, N.A.	1/22/2018	$15

American Funds Insurance Series — Global Growth Fund — Page 4 of 171

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,140,563,000, which represented 50.37% of the net assets of the fund. This amount includes $3,130,602,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $80,835,000, which represented 1.30% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth Fund — Page 5 of 171

Global Small Capitalization Fund
Investment portfolio
December 31, 2017
Common stocks 93.34% Consumer discretionary 20.64%	Shares	Value (000)
Hilton Grand Vacations Inc.1	1,219,200	$51,145
Melco International Development Ltd.2	17,379,000	50,976
GVC Holdings PLC2	4,048,748	50,555
Five Below, Inc.1	684,000	45,363
Cedar Fair, LP	531,000	34,510
Domino’s Pizza, Inc.	181,100	34,221
Entertainment One Ltd.2	7,563,697	33,123
Hostelworld Group PLC2,3	6,212,000	32,175
Tele Columbus AG1,2	2,743,000	30,384
Caesars Entertainment Corp.1	2,375,836	30,054
Ladbrokes Coral Group PLC2	11,120,100	27,199
Ted Baker PLC2	686,500	25,026
Belmond Ltd., Class A1	1,624,000	19,894
Countryside Properties PLC2	4,005,566	19,084
Kyoritsu Maintenance Co., Ltd.2	466,800	18,858
AA PLC2	7,894,804	18,109
Vail Resorts, Inc.	81,940	17,410
National Vision Holdings, Inc.1	397,500	16,143
Taiwan Paiho Ltd.2	3,921,000	15,940
Nifco Inc.2	233,000	15,907
zooplus AG, non-registered shares1,2	85,600	15,399
Lions Gate Entertainment Corp., Class A1	330,291	11,167
Lions Gate Entertainment Corp., Class B1	123,414	3,917
Inchcape PLC2	1,204,600	12,700
Grand Canyon Education, Inc.1	141,000	12,624
Paddy Power Betfair PLC2	106,393	12,622
BCA Marketplace PLC2	4,514,000	12,437
Melco Resorts & Entertainment Ltd. (ADR)	425,000	12,342
Hyundai Wia Corp.2	193,748	11,768
ServiceMaster Global Holdings, Inc.1	218,000	11,177
Texas Roadhouse, Inc.	210,000	11,063
Stella International Holdings Ltd.2	7,008,500	10,552
Shop Apotheke Europe NV1,2	182,357	10,140
Minor International PCL, nonvoting depositary receipt2	7,230,000	9,692
Cuckoo Electronics Co., Ltd.2,4	62,400	9,428
ElringKlinger AG2	421,200	9,420
Elang Mahkota Teknologi Tbk PT2	13,386,100	9,372
Brunello Cucinelli SpA2	280,865	9,101
Aritzia Inc., subordinate voting shares1	837,700	8,457
Cie. Plastic Omnium SA2	178,600	8,119
POLYTEC Holding AG, non-registered shares2	364,350	8,119
Zhongsheng Group Holdings Ltd.2	3,419,000	7,770
Chow Sang Sang Holdings International Ltd.2	2,942,000	7,100
Greggs PLC2	375,200	7,054
Greene King PLC2	911,618	6,828
Hathway Cable and Datacom Ltd.1,2	9,780,000	6,106
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 171

Common stocks Consumer discretionary (continued)	Shares	Value (000)
L’Occitane International SA2	2,859,671	$5,239
Talwalkars Better Value Fitness Ltd.2	1,020,000	5,079
Toll Brothers, Inc.	105,000	5,042
Wowprime Corp.2	1,104,000	4,978
DineEquity, Inc.	84,920	4,308
PT Surya Citra Media Tbk2	21,510,000	3,923
Daily Mail and General Trust PLC, Class A, nonvoting2	485,000	3,898
DO & CO AG, non-registered shares2	68,190	3,862
I.T Limited2	8,666,000	3,693
ASOS PLC1,2	40,600	3,679
Eclat Textile Co., Ltd.2	305,120	3,053
Mulberry Group PLC2	191,000	2,721
China Zenix Auto International Ltd. (ADR)1	428,500	519
		890,544
Health care 16.56%
GW Pharmaceuticals PLC (ADR)1	746,460	98,540
Insulet Corp.1	1,145,900	79,067
Illumina, Inc.1	230,200	50,296
Integra LifeSciences Holdings Corp.1	1,025,423	49,077
Bluebird Bio, Inc.1	267,765	47,689
iRhythm Technologies, Inc.1	807,980	45,287
China Biologic Products Holdings, Inc.1	503,000	39,621
athenahealth, Inc.1	236,000	31,397
WuXi Biologics (Cayman) Inc.1,2	4,926,300	27,591
Osstem Implant Co., Ltd.1,2	412,245	22,740
NuVasive, Inc.1	387,836	22,685
Evolent Health, Inc., Class A1	1,436,000	17,663
CryoLife, Inc.1	898,000	17,197
Nakanishi Inc.2	323,000	16,846
BioMarin Pharmaceutical Inc.1	172,000	15,337
PRA Health Sciences, Inc.1	160,546	14,621
CONMED Corp.	264,714	13,492
Hikma Pharmaceuticals PLC2	869,000	13,298
Wright Medical Group NV1	557,500	12,377
Hypermarcas SA, ordinary nominative	1,130,000	12,264
Divi’s Laboratories Ltd.2	584,864	10,074
Sawai Pharmaceutical Co., Ltd.2	215,400	9,622
Ultragenyx Pharmaceutical Inc.1	203,374	9,432
Capio AB2	1,540,214	8,251
Almost Family, Inc.1	137,000	7,583
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	5,635
NuCana PLC (ADR)1	416,620	4,212
Teleflex Inc.	14,810	3,685
NantKwest, Inc.1	773,700	3,474
Hologic, Inc.1	69,700	2,980
Mitra Keluarga Karyasehat Tbk PT2	17,500,000	2,338
		714,371
Information technology 16.55%
Qorvo, Inc.1	1,118,753	74,509
WIN Semiconductors Corp.2	6,538,400	61,796
Mellanox Technologies, Ltd.1	653,000	42,249
Topcon Corp.2	1,707,510	36,888
Paycom Software, Inc.1	428,885	34,452
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 171

Common stocks Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.2	1,786,561	$31,773
VTech Holdings Ltd.2	2,189,000	28,687
ZPG PLC2	6,260,620	27,928
Hamamatsu Photonics KK2	785,753	26,323
Mitel Networks Corp.1	2,748,000	22,616
II-VI, Inc.1	456,000	21,409
Moneysupermarket.com Group PLC2	4,295,000	20,631
ANGI Homeservices Inc., Class A1	1,911,913	19,999
Lumentum Holdings Inc.1	364,500	17,824
Zebra Technologies Corp., Class A1	170,000	17,646
MACOM Technology Solutions Holdings, Inc.1	517,000	16,823
Cognex Corp.	250,000	15,290
Cypress Semiconductor Corp.	1,000,000	15,240
Inphi Corp.1	405,000	14,823
X-Fab Silicon Foundries SE1,2	1,260,947	14,471
Cray Inc.1	596,231	14,429
RIB Software SE2	477,898	14,187
Silicon Laboratories Inc.1	152,000	13,422
Viavi Solutions Inc.1	1,310,600	11,455
Integrated Device Technology, Inc.1	366,000	10,881
Vanguard International Semiconductor Corp.2	4,700,000	10,398
Sunny Optical Technology (Group) Co., Ltd.2	800,000	10,134
j2 Global, Inc.	133,000	9,979
Endurance International Group Holdings, Inc.1	1,082,000	9,089
YY Inc., Class A (ADR)1	76,000	8,593
Finisar Corp.1	331,300	6,742
Kakaku.com, Inc.2	385,000	6,511
Gridsum Holding Inc., Class B (ADR)1	605,000	5,536
AGTech Holdings Ltd.1,2	30,000,000	4,646
Acacia Communications, Inc.1	92,000	3,333
Ribbon Communications Inc.1	410,584	3,174
Infinera Corp.1	437,000	2,766
istyle Inc.2	317,834	2,483
Tobii AB1,2	569,811	2,459
Xurpas Inc.2	13,926,000	1,552
Alten SA, non-registered shares2	13,253	1,106
		714,252
Industrials 10.33%
International Container Terminal Services, Inc.2	20,180,000	42,610
Nabtesco Corp.2	728,500	27,943
Welbilt Inc.1	1,050,000	24,685
Johnson Electric Holdings Ltd.2	5,162,000	21,636
Curtiss-Wright Corp.	167,684	20,432
Nihon M&A Center Inc.2	418,696	19,957
Tsubaki Nakashima Co., Ltd.2	828,361	19,744
ABM Industries Inc.	522,800	19,720
Grafton Group PLC, units2	1,557,000	16,846
Air Lease Corp., Class A	350,000	16,832
NORMA Group SE, non-registered shares2	215,718	14,404
AKR Corporindo Tbk PT2	30,527,800	14,272
BWX Technologies, Inc.	235,665	14,255
J. Kumar Infraprojects Ltd.2	2,901,000	13,579
Amara Raja Batteries Ltd.2	969,766	12,763
Allegiant Travel Co.	81,600	12,628
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 171

Common stocks Industrials (continued)	Shares	Value (000)
Fujitec Co., Ltd.2	815,000	$11,760
Boyd Group Income Fund	131,200	10,530
Generac Holdings Inc.1	210,000	10,399
Bossard Holding AG2	44,100	10,381
Harmonic Drive Systems Inc.2	176,400	10,294
Carborundum Universal Ltd.2	1,740,000	10,252
Clean Harbors, Inc.1	159,000	8,618
Havells India Ltd.2	977,874	8,589
Geberit AG2	16,500	7,260
Unique Engineering and Construction PCL2	13,885,800	6,945
PayPoint PLC2	520,000	6,408
va-Q-tec AG1,2	262,000	5,763
Europcar Groupe SA2	464,040	5,695
Landstar System, Inc.	46,600	4,851
KEYW Holding Corp.1	750,000	4,403
Matson, Inc.	139,000	4,148
Alliance Global Group, Inc.1,2	10,998,000	3,520
Talgo SA, non-registered shares2	583,000	2,978
Gujarat Pipavav Port Ltd.2	345,384	740
		445,840
Financials 9.38%
Kotak Mahindra Bank Ltd.2	3,282,732	51,914
Essent Group Ltd.1	1,058,841	45,975
Texas Capital Bancshares, Inc.1	496,623	44,150
Webster Financial Corp.	553,000	31,056
EFG International AG2	2,231,703	23,597
Avanza Bank Holding AB2	560,129	23,492
Close Brothers Group PLC2	905,303	17,694
Trupanion, Inc.1	549,000	16,069
NMI Holdings, Inc.1	928,075	15,777
First Hawaiian, Inc.	507,800	14,818
City Union Bank Ltd.2	5,185,775	14,591
Bharat Financial Inclusion Ltd.1,2	914,511	14,328
Deutsche Pfandbriefbank AG, non-registered shares2	869,110	13,898
Eagle Bancorp, Inc.1	236,000	13,653
IRB Brasil Resseguros SA	1,140,600	11,691
Numis Corp. PLC2	2,022,302	9,114
BPER Banca SPA2	1,472,000	7,409
Eurobank Ergasias SA1,2	5,950,000	6,066
Signature Bank1	42,000	5,765
Bank of Hawaii Corp.	63,100	5,408
Great Western Bancorp, Inc.	127,500	5,074
KKR Real Estate Finance Trust Inc. REIT	250,000	5,002
Bank of Ireland Group PLC1,2	469,984	4,023
National Bank of Pakistan2	5,270,000	2,319
Permanent TSB Group Holdings PLC1,2	750,000	2,025
		404,908
Materials 4.09%
Lundin Mining Corp.	6,172,000	41,048
HudBay Minerals Inc.	1,907,600	16,891
PolyOne Corp.	350,000	15,225
Victrex PLC2	399,000	14,211
Sirius Minerals PLC1,2	44,273,655	14,057
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 171

Common stocks Materials (continued)	Shares	Value (000)
Century Aluminum Co.1	640,000	$12,570
United States Steel Corp.	345,980	12,175
Buzzi Unicem SPA2	429,000	11,578
CPMC Holdings Ltd.2	11,300,000	8,953
Mayr-Melnhof Karton AG, non-registered shares2	45,300	6,658
Steel Dynamics, Inc.	148,300	6,396
Indorama Ventures PCL, foreign registered2	3,658,000	5,978
KOLON Industries, Inc.2	50,000	4,150
Arkema SA2	27,400	3,330
S H Kelkar and Co. Ltd.2	663,128	3,084
		176,304
Consumer staples 3.40%
COSMOS Pharmaceutical Corp.2	148,500	31,014
Varun Beverages Ltd.2	2,504,974	25,528
Treasury Wine Estates Ltd.2	1,834,975	22,824
Century Pacific Food, Inc.2	32,693,000	10,595
Philip Morris CR as2	10,500	8,162
Milbon Co., Ltd.2	226,800	7,615
Kernel Holding SA2	493,041	6,730
Emperador Inc.2	45,300,000	6,672
Morinaga & Co., Ltd.2	119,400	6,052
Puregold Price Club, Inc.2	5,958,707	5,960
Del Monte Pacific Ltd.2	20,169,223	4,136
Delfi Ltd.2	3,729,800	3,958
PriceSmart, Inc.	44,000	3,788
Hyundai Department Store Co., Ltd.2	38,500	3,757
		146,791
Energy 2.77%
Whitecap Resources Inc.	3,404,880	24,243
Whitecap Resources Inc.2,5	270,000	1,865
SM Energy Co.	1,111,000	24,531
Kosmos Energy Ltd.1	1,765,000	12,090
Venture Global LNG, Inc., Series C1,2,4,5,6	2,760	10,408
Tullow Oil PLC1,2	3,314,866	9,237
Source Energy Services Ltd.1,2,5	770,000	5,346
Source Energy Services Ltd.1	320,000	2,314
Independence Contract Drilling, Inc.1	1,606,817	6,395
Golar LNG Ltd.	209,900	6,257
Ophir Energy PLC1,2	6,652,492	6,063
RSP Permian, Inc.1	110,000	4,475
Carrizo Oil & Gas, Inc.1	162,123	3,450
Savannah Petroleum PLC1,2	4,124,000	1,573
Africa Oil Corp. (SEK denominated)1,2	678,100	760
Denbury Resources Inc.1	230,000	508
		119,515
Real estate 2.56%
WHA Corp. PCL2	372,370,250	45,697
MGM Growth Properties LLC REIT, Class A	1,323,600	38,583
Inmobiliaria Colonial Socimi SA2	1,123,000	11,137
Mahindra Lifespace Developers Ltd.2	1,069,195	7,674
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 171

Common stocks Real estate (continued)	Shares	Value (000)
K. Wah International Holdings Ltd.2	8,789,639	$4,797
Prologis Property Mexico, SA de CV REIT	1,417,000	2,451
		110,339
Utilities 1.74%
ENN Energy Holdings Ltd.2	4,991,400	35,414
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares2	6,201,733	18,423
EDP - Energias do Brasil SA	2,750,000	11,606
Banpu Power PCL, foreign registered2	8,348,351	6,515
Energy World Corp. Ltd.1,2	10,883,000	3,160
		75,118
Telecommunication services 0.43%
Play Communications SA, non-registered shares1,2	795,000	7,721
Indosat Tbk PT2	12,616,000	4,462
Zegona Communications PLC2	1,980,903	3,719
TalkTalk Telecom Group PLC2	1,337,000	2,758
		18,660
Miscellaneous 4.89%
Other common stocks in initial period of acquisition		210,986
Total common stocks (cost: $3,076,327,000)		4,027,628
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 20201	1,075,182	376
Total rights & warrants (cost: $0)		376
Convertible bonds 0.20% Consumer discretionary 0.20%	Principal amount (000)
Caesars Entertainment Corp. 5.00% 2024	$4,469	8,667
Total convertible bonds (cost: $8,541,000)		8,667
Bonds, notes & other debt instruments 0.09% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%
U.S. Treasury 0.875% 20187	4,125	4,110
Total bonds, notes & other debt instruments (cost: $4,110,000)		4,110
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 171

Short-term securities 6.36%	Principal amount (000)	Value (000)
Bank of Montreal 1.70% due 3/15/2018	$50,000	$50,004
Federal Home Loan Bank 1.05%–1.21% due 1/2/2018–1/16/2018	75,100	75,078
Mizuho Bank, Ltd. 1.37%–1.38% due 1/19/2018–1/22/20185	49,000	48,953
U.S. Treasury Bills 1.41%–1.50% due 5/31/2018–6/28/2018	101,100	100,436
Total short-term securities (cost: $274,490,000)		274,471
Total investment securities 100.00% (cost: $3,363,468,000)		4,315,252
Other assets less liabilities (0.00)%		(214)
Net assets 100.00%		$4,315,038
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD45,066	GBP34,000	HSBC Bank	1/22/2018	$(878)
USD15,775	JPY1,765,175	JPMorgan Chase	1/23/2018	89
USD16,375	GBP12,190	Citibank	2/23/2018	(113)
USD10,114	INR663,163	Citibank	2/26/2018	(201)
				$(1,103)

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,969,093,000, which represented 45.63% of the net assets of the fund. This amount includes $1,942,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,572,000, which represented 1.54% of the net assets of the fund.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $677,000, which represented .02% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$10,408.24%

Key to abbreviations and symbol
ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 171

Growth Fund
Investment portfolio
December 31, 2017
Common stocks 93.87% Information technology 31.06%	Shares	Value (000)
Facebook, Inc., Class A1	8,340,500	$1,471,765
Microsoft Corp.	11,676,000	998,765
Alphabet Inc., Class C1	613,000	641,443
Alphabet Inc., Class A1	271,500	285,998
Broadcom Ltd.	2,838,300	729,159
ASML Holding NV (New York registered)	2,382,000	414,039
ASML Holding NV2	1,199,568	208,111
Apple Inc.	3,224,000	545,598
Taiwan Semiconductor Manufacturing Co., Ltd.2	41,360,000	317,813
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	117,974
Visa Inc., Class A	2,955,000	336,929
Intel Corp.	4,790,000	221,106
ServiceNow, Inc.1	1,583,263	206,442
Samsung Electronics Co., Ltd.2	56,930	135,256
Samsung Electronics Co., Ltd., nonvoting preferred2	11,300	22,028
Paycom Software, Inc.1	1,855,600	149,060
Activision Blizzard, Inc.	2,246,300	142,236
Alibaba Group Holding Ltd. (ADR)1	675,000	116,390
TE Connectivity Ltd.	1,065,000	101,218
Nintendo Co., Ltd.2	249,960	90,998
Hexagon AB, Class B2	1,788,300	89,437
Square, Inc., Class A1	1,985,000	68,820
Workday, Inc., Class A1	603,700	61,421
Amphenol Corp., Class A	650,000	57,070
Murata Manufacturing Co., Ltd.2	387,000	51,724
Fiserv, Inc.1	332,700	43,627
PayPal Holdings, Inc.1	513,000	37,767
Jack Henry & Associates, Inc.	285,000	33,334
Sabre Corp.	1,314,300	26,943
VeriSign, Inc.1	185,000	21,171
Snap Inc., Class A1	1,179,600	17,234
		7,760,876
Consumer discretionary 19.34%
Amazon.com, Inc.1	1,364,416	1,595,644
Netflix, Inc.1	2,546,000	488,730
Tesla, Inc.1	1,506,200	468,955
Home Depot, Inc.	2,300,000	435,919
Comcast Corp., Class A	7,525,000	301,376
NIKE, Inc., Class B	4,255,000	266,150
Ulta Beauty, Inc.1	1,120,000	250,499
Charter Communications, Inc., Class A1	698,680	234,729
Priceline Group Inc.1	131,531	228,567
Starbucks Corp.	2,895,000	166,260
CBS Corp., Class B	1,802,500	106,348
Newell Brands Inc.	1,818,900	56,204
American Funds Insurance Series — Growth Fund — Page 13 of 171

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Paddy Power Betfair PLC2	440,000	$52,199
MGM Resorts International	1,293,500	43,190
Luxottica Group SpA2	689,000	42,223
Norwegian Cruise Line Holdings Ltd.1	670,000	35,678
Sturm, Ruger & Co., Inc.	557,788	31,152
Domino’s Pizza, Inc.	152,600	28,835
		4,832,658
Health care 13.05%
UnitedHealth Group Inc.	3,517,500	775,468
Intuitive Surgical, Inc.1	940,500	343,226
Humana Inc.	993,200	246,383
Hologic, Inc.1	5,413,398	231,423
Regeneron Pharmaceuticals, Inc.1	609,500	229,148
Centene Corp.1	2,243,000	226,274
Thermo Fisher Scientific Inc.	995,000	188,931
Aetna Inc.	1,024,600	184,828
Boston Scientific Corp.1	7,255,000	179,851
Illumina, Inc.1	775,000	169,330
Express Scripts Holding Co.1	1,885,000	140,696
Vertex Pharmaceuticals Inc.1	704,200	105,531
Celgene Corp.1	635,000	66,269
ResMed Inc.	755,000	63,941
Incyte Corp.1	440,000	41,672
Merck & Co., Inc.	700,000	39,389
Intercept Pharmaceuticals, Inc.1	325,000	18,986
ACADIA Pharmaceuticals Inc.1	270,000	8,130
		3,259,476
Financials 9.34%
Wells Fargo & Co.	7,150,000	433,790
Goldman Sachs Group, Inc.	922,400	234,991
JPMorgan Chase & Co.	1,947,000	208,212
Berkshire Hathaway Inc., Class A1	410	122,016
Berkshire Hathaway Inc., Class B1	363,734	72,099
PNC Financial Services Group, Inc.	1,083,600	156,353
BlackRock, Inc.	289,000	148,462
Legal & General Group PLC2	40,158,246	147,823
Bank of America Corp.	4,015,000	118,523
Capital One Financial Corp.	1,111,100	110,643
Onex Corp.	1,342,800	98,483
FCB Financial Holdings, Inc., Class A1	1,680,000	85,344
Fifth Third Bancorp	2,500,000	75,850
T. Rowe Price Group, Inc.	627,500	65,844
First Republic Bank	755,000	65,413
Financial Engines, Inc.	1,800,000	54,540
CME Group Inc., Class A	350,100	51,132
Chubb Ltd.	250,000	36,533
Webster Financial Corp.	464,000	26,058
Morgan Stanley	411,000	21,565
		2,333,674
American Funds Insurance Series — Growth Fund — Page 14 of 171

Common stocks Energy 7.37%	Shares	Value (000)
Concho Resources Inc.1	1,870,000	$280,911
EOG Resources, Inc.	2,402,400	259,243
Suncor Energy Inc.	4,588,116	168,450
Noble Energy, Inc.	5,663,000	165,020
Chevron Corp.	1,200,000	150,228
Halliburton Co.	2,500,000	122,175
Schlumberger Ltd.	1,650,000	111,194
Pioneer Natural Resources Co.	630,000	108,896
Enbridge Inc. (CAD denominated)	1,592,622	62,286
Enbridge Inc. (CAD denominated)2,3	664,506	25,468
Tourmaline Oil Corp.1	3,427,000	62,106
Royal Dutch Shell PLC, Class B (ADR)	760,100	51,907
Royal Dutch Shell PLC, Class A (ADR)	70,279	4,689
Seven Generations Energy Ltd., Class A1	3,958,478	55,992
Weatherford International PLC1	12,540,839	52,295
Diamondback Energy, Inc.1	371,721	46,930
Murphy Oil Corp.	1,043,200	32,391
Core Laboratories NV	286,000	31,331
Peyto Exploration & Development Corp.	2,344,000	28,027
Hess Corp.	470,300	22,325
		1,841,864
Industrials 6.62%
Boeing Co.	1,035,000	305,232
MTU Aero Engines AG2	941,034	168,310
TransDigm Group Inc.	524,000	143,901
Fortive Corp.	1,889,397	136,698
Norfolk Southern Corp.	934,000	135,336
Raytheon Co.	458,025	86,040
Grafton Group PLC, units2	7,866,000	85,105
Northrop Grumman Corp.	269,000	82,559
On Assignment, Inc.1	1,279,500	82,233
Caterpillar Inc.	505,000	79,578
General Dynamics Corp.	285,000	57,983
Johnson Controls International PLC	1,355,000	51,639
Huntington Ingalls Industries, Inc.	217,000	51,147
Meggitt PLC2	6,506,647	42,131
FedEx Corp.	168,000	41,923
AECOM1	1,000,000	37,150
Lockheed Martin Corp.	110,000	35,315
Masco Corp.	722,000	31,725
		1,654,005
Consumer staples 2.26%
Constellation Brands, Inc., Class A	815,000	186,285
Kerry Group PLC, Class A2	1,300,000	145,792
Philip Morris International Inc.	800,000	84,520
Costco Wholesale Corp.	280,000	52,114
Coca-Cola Co.	990,000	45,421
Pinnacle Foods Inc.	515,000	30,627
Coca-Cola European Partners PLC	470,000	18,729
		563,488
American Funds Insurance Series — Growth Fund — Page 15 of 171

Common stocks Materials 0.88%	Shares	Value (000)
Goldcorp Inc.	5,095,000	$65,063
DowDuPont Inc.	903,810	64,369
Praxair, Inc.	314,200	48,601
Sherwin-Williams Co.	105,000	43,054
		221,087
Telecommunication services 0.74%
Zayo Group Holdings, Inc.1	3,245,000	119,416
T-Mobile US, Inc.1	1,017,000	64,590
		184,006
Real estate 0.41%
Iron Mountain Inc. REIT	2,000,000	75,460
American Tower Corp. REIT	190,000	27,107
		102,567
Utilities 0.27%
Exelon Corp.	1,705,000	67,194
Miscellaneous 2.53%
Other common stocks in initial period of acquisition		632,462
Total common stocks (cost: $13,998,793,000)		23,453,357
Convertible stocks 0.04% Consumer discretionary 0.04%
Uber Technologies, Inc., Series F, convertible preferred2,4,5	268,677	9,173
Total convertible stocks (cost: $10,650,000)		9,173
Short-term securities 6.31%	Principal amount (000)
Army and Air Force Exchange Service 1.24% due 1/12/20183	$42,000	41,977
Bank of New York Mellon Corp. 1.31% due 2/12/2018	50,000	49,904
Cisco Systems, Inc. 1.38%–1.60% due 2/15/2018–3/8/20183	137,100	136,743
Coca-Cola Co. 1.25%–1.26% due 1/29/2018–1/31/20183	24,600	24,567
Emerson Electric Co. 1.34% due 2/7/20183	14,000	13,977
Estée Lauder Companies Inc. 1.48% due 1/16/20183	29,000	28,978
ExxonMobil Corp. 1.31% due 1/22/2018	60,000	59,944
Fannie Mae 1.30% due 3/26/2018	43,800	43,657
Federal Home Loan Bank 1.10%–1.30% due 1/12/2018–2/28/2018	477,100	476,535
IBM Credit LLC 1.45% due 3/7/20183	9,700	9,672
John Deere Canada ULC 1.35%–1.40% due 1/22/2018–2/6/20183	59,700	59,613
John Deere Financial Inc. 1.32% due 1/10/20183	30,000	29,986
Pfizer Inc. 1.30%–1.49% due 2/20/2018–3/12/20183	110,000	109,685
Procter & Gamble Co. 1.20%–1.30% due 1/2/2018–2/13/20183	196,000	195,793
U.S. Treasury Bills 1.17%–1.56% due 2/1/2018–11/8/2018	253,200	252,016
American Funds Insurance Series — Growth Fund — Page 16 of 171

Short-term securities	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 1.21% due 1/2/20183	$33,700	$33,695
Walt Disney Co. 1.50% due 1/22/20183	10,000	9,990
Total short-term securities (cost: $1,576,948,000)		1,576,732
Total investment securities 100.22% (cost: $15,586,391,000)		25,039,262
Other assets less liabilities (0.22)%		(53,804)
Net assets 100.00%		$24,985,458
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,648,959,000, which represented 6.60% of the net assets of the fund. This amount includes $1,614,318,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $720,144,000, which represented 2.88% of the net assets of the fund.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$9,173.04%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 17 of 171

International Fund
Investment portfolio
December 31, 2017
Common stocks 90.84% Financials 17.81%	Shares	Value (000)
AIA Group Ltd.1	40,078,700	$341,804
HDFC Bank Ltd.1	8,416,569	248,893
HDFC Bank Ltd. (ADR)	130,800	13,298
Prudential PLC1	5,142,265	132,208
UniCredit SpA1,2	6,989,092	130,202
Kotak Mahindra Bank Ltd.1	6,186,048	97,828
Barclays PLC1	34,317,708	93,571
Credit Suisse Group AG1	4,798,789	85,420
BNP Paribas SA1	1,002,776	74,781
Sberbank of Russia PJSC (ADR)1	4,290,850	72,627
Axis Bank Ltd.1,3,4	8,530,055	68,289
UBS Group AG1	3,307,651	60,775
State Bank of India1	12,103,000	58,631
Banco Santander, SA1	6,790,485	44,528
Hana Financial Group Inc.1	704,000	32,757
HSBC Holdings PLC (HKD denominated)1	3,157,616	32,257
Metropolitan Bank & Trust Co.1	12,130,000	24,624
Commerzbank AG, non-registered shares1,2	1,537,000	23,054
KB Financial Group Inc.1	320,000	18,920
Société Générale1	303,575	15,652
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,050,000	13,650
RSA Insurance Group PLC1	1,542,100	13,141
Royal Bank of Canada	135,000	11,024
ICICI Bank Ltd.1	1,485,235	7,283
ICICI Bank Ltd. (ADR)	323,062	3,143
Aditya Birla Capital Ltd.1,2	3,338,772	9,594
Bangkok Bank PCL, nonvoting depository receipt1	1,394,900	8,644
Siam Commercial Bank PCL, foreign registered1	314,504	1,446
		1,738,044
Information technology 12.06%
Samsung Electronics Co., Ltd.1	128,338	304,909
Tencent Holdings Ltd.1	4,644,687	240,107
Alibaba Group Holding Ltd. (ADR)2	1,361,800	234,815
ASML Holding NV1	628,834	109,095
Nintendo Co., Ltd.1	162,739	59,245
Worldpay Group PLC1	7,809,200	44,756
Murata Manufacturing Co., Ltd.1	290,500	38,827
Samsung SDI Co., Ltd.1	189,653	36,011
Hamamatsu Photonics KK1	944,400	31,637
SK hynix, Inc.1	421,000	29,726
Keyence Corp.1	50,800	28,365
AAC Technologies Holdings Inc.1	668,500	11,889
Infineon Technologies AG1	273,346	7,466
		1,176,848
American Funds Insurance Series — International Fund — Page 18 of 171

Common stocks Consumer discretionary 11.34%	Shares	Value (000)
Galaxy Entertainment Group Ltd.1	16,681,000	$133,389
Techtronic Industries Co. Ltd.1	15,689,500	102,262
Kering SA1	208,638	98,357
Hyundai Motor Co.1	672,100	97,915
Naspers Ltd., Class N1	334,100	93,090
Altice NV, Class A1,2	7,541,269	78,890
Altice NV, Class B1,2	1,077,927	11,387
Sands China Ltd.1	13,028,000	67,053
Ctrip.com International, Ltd. (ADR)2	1,140,600	50,300
Sony Corp.1	1,075,000	48,288
Toyota Motor Corp.1	733,800	46,989
Melco Resorts & Entertainment Ltd. (ADR)	1,494,400	43,397
Ryohin Keikaku Co., Ltd.1	129,000	40,165
Li & Fung Ltd.1	60,242,000	33,030
Hyundai Mobis Co., Ltd.1	133,600	32,842
William Hill PLC1	6,980,000	30,298
Paddy Power Betfair PLC1	226,000	26,811
ITV PLC1	8,011,191	17,836
Industria de Diseño Textil, SA1	444,000	15,443
LVMH Moët Hennessy-Louis Vuitton SE1	41,500	12,191
Midea Group Co., Ltd., Class A1	1,341,000	11,400
B&M European Value Retail SA1	1,543,700	8,803
Global Brands Group Holding Ltd.1,2	83,074,000	6,793
		1,106,929
Health care 9.80%
Novartis AG1	1,967,000	166,294
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	3,304,730	75,819
Grifols, SA, Class A, non-registered shares1	881,000	25,761
Grifols, SA, Class B (ADR)	793,690	18,191
Takeda Pharmaceutical Co. Ltd.1	1,704,000	96,475
Sysmex Corp.1	1,055,000	83,074
Fresenius SE & Co. KGaA1	1,040,000	80,975
Teva Pharmaceutical Industries Ltd. (ADR)	4,217,300	79,918
Chugai Pharmaceutical Co., Ltd.1	1,254,500	64,147
Daiichi Sankyo Co., Ltd.1	2,287,800	59,585
Shire PLC1	1,118,250	58,002
Hikma Pharmaceuticals PLC1	3,044,380	46,586
Merck KGaA1	420,900	45,326
Fresenius Medical Care AG & Co. KGaA1	351,000	36,968
Essilor International SA1	112,800	15,554
ConvaTec Group PLC1	1,149,100	3,176
		955,851
Industrials 9.17%
Airbus SE, non-registered shares1	2,926,849	290,653
Komatsu Ltd.1	3,339,000	120,950
Rolls-Royce Holdings PLC1,2	10,478,900	119,259
Nidec Corp.1	503,200	70,636
Recruit Holdings Co., Ltd.1	1,965,000	48,803
SMC Corp.1	105,000	43,237
Airports of Thailand PCL, foreign registered1	20,557,000	42,804
Jardine Matheson Holdings Ltd.1	646,600	39,258
Ryanair Holdings PLC (ADR)2	308,500	32,143
International Container Terminal Services, Inc.1	12,890,350	27,218
American Funds Insurance Series — International Fund — Page 19 of 171

Common stocks Industrials (continued)	Shares	Value (000)
Babcock International Group PLC1	1,574,000	$14,919
Hyundai Heavy Industries Co., Ltd. 1,2	146,600	13,747
Thales1	105,000	11,299
BAE Systems PLC1	1,141,000	8,776
Alliance Global Group, Inc.1,2	20,000,000	6,402
Leonardo SPA1	355,000	4,221
		894,325
Consumer staples 8.15%
Pernod Ricard SA1	717,437	113,564
Nestlé SA1	1,317,700	113,233
AMOREPACIFIC Corp.1	349,892	99,376
British American Tobacco PLC1	1,401,000	94,554
Associated British Foods PLC1	2,250,488	85,555
Treasury Wine Estates Ltd.1	6,529,100	81,210
Thai Beverage PCL1	73,460,000	50,553
Meiji Holdings Co., Ltd.1	433,400	36,830
Imperial Brands PLC1	760,000	32,479
Philip Morris International Inc.	240,694	25,429
LG Household & Health Care Ltd.1	19,000	21,064
Kao Corp.1	184,000	12,445
Glanbia PLC1	605,527	10,847
Kirin Holdings Co., Ltd.1	383,000	9,636
AMOREPACIFIC Group1	62,190	8,193
		794,968
Materials 5.72%
Asahi Kasei Corp.1	7,293,000	93,949
Nitto Denko Corp.1	893,000	79,374
First Quantum Minerals Ltd.	5,407,000	75,750
Vale SA, ordinary nominative (ADR)	6,023,339	73,665
Vale SA, ordinary nominative	102,481	1,244
Glencore PLC1	11,661,000	61,352
Teck Resources Ltd., Class B	1,730,100	45,241
Grasim Industries Ltd.1	2,280,575	41,542
Ambuja Cements Ltd.1	5,704,000	24,305
Fortescue Metals Group Ltd.1	5,768,500	21,920
BASF SE1	160,500	17,614
Akzo Nobel NV1	133,401	11,668
Evonik Industries AG1	268,010	10,055
		557,679
Utilities 5.28%
Power Grid Corp. of India Ltd.1	33,878,213	106,142
Ørsted AS1	1,580,324	86,097
ENN Energy Holdings Ltd.1	10,716,000	76,029
CK Infrastructure Holdings Ltd.1	7,942,000	68,179
China Gas Holdings Ltd.1	22,790,000	62,868
EDP - Energias de Portugal, SA1	14,824,615	51,314
Engie SA1	1,798,515	30,901
SSE PLC1	1,270,916	22,641
China Resources Gas Group Ltd.1	3,096,000	11,186
		515,357
American Funds Insurance Series — International Fund — Page 20 of 171

Common stocks Energy 4.71%	Shares	Value (000)
Royal Dutch Shell PLC, Class B1	3,359,624	$113,310
Royal Dutch Shell PLC, Class A1	2,219,608	74,305
Suncor Energy Inc.	1,433,000	52,612
Oil Search Ltd.1	8,643,000	52,578
TOTAL SA1	763,963	42,152
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)2	4,085,000	40,155
Canadian Natural Resources, Ltd.	943,000	33,699
Enbridge Inc. (CAD denominated)	440,444	17,225
Enbridge Inc. (CAD denominated)1,4	160,859	6,165
BP PLC1	2,728,761	19,245
Tullow Oil PLC1,2	2,953,795	8,231
		459,677
Telecommunication services 2.50%
Nippon Telegraph and Telephone Corp.1	2,323,000	109,310
SoftBank Group Corp.1	911,900	72,043
BT Group PLC1	6,873,500	25,167
Bharti Airtel Ltd.1	2,530,000	20,937
TalkTalk Telecom Group PLC1	4,279,000	8,828
Intouch Holdings PCL, foreign registered1	4,631,000	7,984
		244,269
Real estate 1.95%
CK Asset Holdings Ltd.1	12,918,528	112,920
Ayala Land, Inc.1	53,650,700	47,822
Sun Hung Kai Properties Ltd.1	1,798,666	29,962
		190,704
Miscellaneous 2.35%
Other common stocks in initial period of acquisition		229,314
Total common stocks (cost: $6,662,362,000)		8,863,965
Rights & warrants 0.07% Miscellaneous 0.07%
Other rights & warrants in initial period of acquisition		6,390
Total rights & warrants (cost: $5,434,000)		6,390
Bonds, notes & other debt instruments 0.73% Corporate bonds & notes 0.40% Materials 0.39%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 20214	$3,725	3,874
First Quantum Minerals Ltd. 7.25% 20224	25,720	27,091
Vale SA 6.875% 2036	955	1,175
Vale SA 6.875% 2039	4,685	5,768
Vale SA 5.625% 2042	65	71
		37,979
Energy 0.01%
Genel Energy Finance 2 Limited 10.00% 20224,5	996	991
Total corporate bonds & notes		38,970
American Funds Insurance Series — International Fund — Page 21 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.20% U.S. Treasury 0.20%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 20186	$20,000	$19,983
Total U.S. Treasury bonds & notes		19,983
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Brazil (Federative Republic of) 0% 2021	BRL42,802	9,448
Brazil (Federative Republic of) 10.00% 2027	8,345	2,484
Brazil (Federative Republic of) Global 4.875% 2021	$520	553
		12,485
Total bonds, notes & other debt instruments (cost: $60,483,000)		71,438
Short-term securities 8.34%
American Honda Finance Corp. 1.53% due 2/22/2018	35,000	34,920
Bank of Montreal 1.33% due 1/11/2018	30,000	29,983
BMW U.S. Capital LLC 1.52%–1.56% due 1/10/2018–2/20/20184	60,000	59,935
BNP Paribas Finance Inc. 1.72% due 2/22/20184	50,000	49,875
Caisse d’Amortissement de la Dette Sociale 1.35% due 1/4/20184	30,000	29,993
Canadian Imperial Holdings Inc. 1.52% due 3/8/2018	20,000	19,940
Commonwealth Bank of Australia 1.64% due 2/27/20184	50,000	49,863
DBS Bank Ltd. 1.37% due 1/16/20184	35,000	34,973
Fairway Finance Corp. 1.33% due 1/8/20184	25,000	24,990
Federal Home Loan Bank 1.19%–1.29% due 1/9/2018–2/9/2018	170,000	169,813
General Electric Co. 1.42% due 1/2/2018	6,850	6,849
John Deere Canada ULC 1.30% due 1/3/20184	33,200	33,193
Kells Funding, LLC 1.54% due 2/26/20184	24,000	23,935
KfW 1.29% due 1/4/20184	30,000	29,993
Mizuho Bank, Ltd. 1.36% due 1/17/20184	50,000	49,959
Royal Bank of Canada 1.45% due 2/6/2018	15,000	14,975
Toronto-Dominion Bank 1.45% due 3/16/20184	71,200	70,941
Total Capital Canada Ltd. 1.58% due 1/22/20184	30,000	29,970
U.S. Treasury Bills 1.42% due 6/7/2018	40,000	39,744
Westpac Banking Corp. 1.66% due 2/21/20184	10,000	9,976
Total short-term securities (cost: $813,936,000)		813,820
Total investment securities 99.98% (cost: $7,542,215,000)		9,755,613
Other assets less liabilities 0.02%		2,209
Net assets 100.00%		$9,757,822
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD26,911	INR1,744,071	Bank of America, N.A.	1/16/2018	$(355)

American Funds Insurance Series — International Fund — Page 22 of 171

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $7,999,131,000, which represented 81.98% of the net assets of the fund. This amount includes $7,669,394,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $604,006,000, which represented 6.19% of the net assets of the fund.
5	Step bond; coupon rate will increase at a later date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $230,000, which represented less than .01% of the net assets of the fund.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017 - 12/18/2017	$60,701	$68,289.70%

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
HKD = Hong Kong dollars
INR = Indian rupees
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 23 of 171

New World Fund®
Investment portfolio
December 31, 2017
Common stocks 91.02% Information technology 25.59%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.1	9,887,000	$75,972
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	27,755
United Microelectronics Corp.1	207,154,634	98,512
Alphabet Inc., Class C2	73,700	77,120
Alphabet Inc., Class A2	16,900	17,802
Murata Manufacturing Co., Ltd.1	584,000	78,054
Baidu, Inc., Class A (ADR)2	332,600	77,898
Samsung Electronics Co., Ltd.1	18,500	43,953
Samsung Electronics Co., Ltd., nonvoting preferred1	7,750	15,108
Intel Corp.	1,279,460	59,060
Alibaba Group Holding Ltd. (ADR)2	336,537	58,029
Broadcom Ltd.	159,750	41,040
Microsoft Corp.	369,000	31,564
Renesas Electronics Corp.1,2	2,461,800	28,496
AAC Technologies Holdings Inc.1	1,316,563	23,415
TravelSky Technology Ltd., Class H1	7,580,456	22,717
MasterCard Inc., Class A	123,500	18,693
TEMENOS Group AG (Switzerland)1	141,500	18,108
Applied Materials, Inc.	350,000	17,892
Facebook, Inc., Class A2	76,200	13,446
Tencent Holdings Ltd.1	207,300	10,716
Halma PLC1	527,600	8,954
ASML Holding NV1	48,500	8,414
Largan Precision Co., Ltd.1	48,000	6,464
Amadeus IT Group SA, Class A, non-registered shares1	85,000	6,118
Yandex NV, Class A2	180,000	5,895
EPAM Systems, Inc.2	40,500	4,351
Apple Inc.	21,000	3,554
Hexagon AB, Class B1	59,840	2,993
VeriSign, Inc.2	18,000	2,060
		904,153
Financials 11.18%
HDFC Bank Ltd.1	1,964,100	58,082
HDFC Bank Ltd. (ADR)	208,400	21,188
Grupo Financiero Galicia SA, Class B (ADR)	1,123,355	73,973
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	54,447
AIA Group Ltd.1	4,611,600	39,329
Sberbank of Russia PJSC (ADR)1	1,150,000	19,465
Sberbank of Russia PJSC (ADR)	682,500	11,623
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	22,133
UniCredit SpA1,2	1,120,800	20,880
Société Générale1	306,000	15,777
Capitec Bank Holdings Ltd.1	164,876	14,597
Moscow Exchange MICEX-RTS PJSC1	5,880,000	11,115
Kotak Mahindra Bank Ltd.1	670,000	10,596
American Funds Insurance Series — New World Fund — Page 24 of 171

Common stocks Financials (continued)	Shares	Value (000)
Housing Development Finance Corp. Ltd.1	350,000	$9,367
Prudential PLC1	249,520	6,415
Bank Central Asia Tbk PT1	3,660,000	5,900
China Construction Bank Corp., Class H1	535	—
		394,887
Consumer discretionary 9.02%
Maruti Suzuki India Ltd.1	244,640	37,232
Kroton Educacional SA, ordinary nominative	6,457,000	35,817
Sony Corp.1	700,000	31,443
Naspers Ltd., Class N1	111,519	31,073
MakeMyTrip Ltd., non-registered shares2	871,500	26,014
Starbucks Corp.	380,000	21,823
Ctrip.com International, Ltd. (ADR)2	380,068	16,761
NIKE, Inc., Class B	236,000	14,762
Domino’s Pizza, Inc.	60,100	11,357
TVS Motor Co Ltd.1	910,648	10,982
Ryohin Keikaku Co., Ltd.1	35,000	10,897
Suzuki Motor Corp.1	145,000	8,398
Priceline Group Inc.2	3,800	6,603
Motherson Sumi Systems Ltd.1	1,068,041	6,348
Lojas Renner SA, ordinary nominative	547,500	5,858
Samsonite International SA1	1,272,000	5,843
Gree Electric Appliances, Inc. of Zhuhai, Class A1	815,955	5,468
Peugeot SA1	268,272	5,450
MGM China Holdings, Ltd.1	1,727,400	5,225
Twenty-First Century Fox, Inc., Class A	136,000	4,696
Steinhoff International Holdings NV1	12,242,887	4,598
Accor SA1	85,000	4,381
MGM Resorts International	117,000	3,907
Wynn Macau, Ltd.1	1,200,000	3,781
		318,717
Energy 8.62%
Reliance Industries Ltd.1	13,230,790	190,875
Royal Dutch Shell PLC, Class B1	1,050,000	35,413
Royal Dutch Shell PLC, Class A1	21,628	724
LUKOIL Oil Co. PJSC (ADR)1	303,000	17,333
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	1,641,674	16,893
Oil Search Ltd.1	2,529,200	15,386
Noble Energy, Inc.	480,000	13,987
Hess Corp.	293,000	13,909
		304,520
Consumer staples 8.07%
British American Tobacco PLC1	1,494,000	100,831
CP ALL PCL1	17,121,500	40,421
Nestlé SA1	312,196	26,828
Lenta Ltd. (GDR)1,2	4,126,200	24,008
Lenta Ltd. (GDR)1,2,3	244,500	1,423
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	2,250,000	18,584
Lion Corp.1	965,000	18,217
Philip Morris International Inc.	150,000	15,847
GRUMA, SAB de CV, Series B	913,399	11,581
Uni-Charm Corp.1	294,000	7,642
American Funds Insurance Series — New World Fund — Page 25 of 171

Common stocks Consumer staples (continued)	Shares	Value (000)
Fomento Económico Mexicano, SAB de CV	670,000	$6,302
Pernod Ricard SA1	32,200	5,097
Coca-Cola HBC AG (CDI)1	147,100	4,785
Coca-Cola FEMSA, SAB de CV, Series L	515,000	3,587
		285,153
Materials 7.77%
Randgold Resources Ltd.1	529,600	52,539
Vale SA, ordinary nominative	4,093,786	49,687
First Quantum Minerals Ltd.	2,580,100	36,146
En+ Group PLC (GDR)1,3	1,886,800	26,038
Glencore PLC1	4,840,000	25,465
Klabin SA, units	4,219,400	22,387
DowDuPont Inc.	250,000	17,805
ArcelorMittal SA1,2	430,000	13,926
Koninklijke DSM NV1	102,900	9,809
Vedanta Resources PLC1	638,100	6,865
Air Products and Chemicals, Inc.	36,000	5,907
Dalmia Bharat Ltd.1	90,803	4,563
Platform Specialty Products Corp.2	201,400	1,998
Air Liquide SA1	10,450	1,314
		274,449
Industrials 6.22%
Airbus SE, non-registered shares1	612,229	60,798
Eicher Motors Ltd.1	118,200	56,103
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	23,951
Deutsche Post AG1	350,000	16,627
BAE Systems PLC1	2,045,500	15,732
Johnson Controls International PLC	379,975	14,481
Boeing Co.	35,000	10,322
ASSA ABLOY AB, Class B1	323,158	6,706
Edenred SA1	211,700	6,133
Grupo Aeroportuario del Pacífico SAB de CV	495,482	5,092
MTU Aero Engines AG1	20,500	3,666
		219,611
Health care 4.44%
Hypermarcas SA, ordinary nominative	4,168,700	45,242
CSL Ltd.1	268,500	29,552
BioMarin Pharmaceutical Inc.2	200,000	17,834
Cochlear Ltd.1	112,500	15,019
Straumann Holding AG1	20,100	14,187
bioMérieux SA1	98,280	8,806
Thermo Fisher Scientific Inc.	45,200	8,583
AstraZeneca PLC1	99,000	6,794
Zoetis Inc., Class A	85,000	6,123
Novartis AG1	55,300	4,675
		156,815
American Funds Insurance Series — New World Fund — Page 26 of 171

Common stocks Telecommunication services 2.49%	Shares	Value (000)
SoftBank Group Corp.1	738,000	$58,304
China Unicom (Hong Kong) Ltd.1,2	16,224,000	21,957
Vodafone Group PLC (ADR)	136,000	4,339
Advanced Info Service PCL, foreign registered1	556,900	3,263
		87,863
Utilities 1.88%
Infraestructura Energética Nova, SAB de CV	6,831,495	33,510
Pampa Energía SA (ADR)2	310,000	20,857
China Gas Holdings Ltd.1	4,385,842	12,099
		66,466
Real estate 1.08%
American Tower Corp. REIT	236,800	33,784
Fibra Uno Administración, SA de CV REIT	2,870,496	4,254
Ayala Land, Inc., preference shares1,2,4	15,000,000	27
		38,065
Miscellaneous 4.66%
Other common stocks in initial period of acquisition		164,831
Total common stocks (cost: $2,398,030,000)		3,215,530
Preferred securities 0.04% Miscellaneous 0.04%
Other preferred securities in initial period of acquisition		1,340
Total preferred securities (cost: $1,340,000)		1,340
Rights & warrants 1.78% Consumer staples 1.58%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20181,3	5,330,000	44,024
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 20181,3	2,100,000	11,891
		55,915
Consumer discretionary 0.20%
Gree Electric Appliances, Inc. of Zhuhai, Class A, warrants, expire 20181,3	1,028,900	6,895
Total rights & warrants (cost: $40,814,000)		62,810
Bonds, notes & other debt instruments 2.75% Bonds & notes of governments & government agencies outside the U.S. 2.27%	Principal amount (000)
Argentine Republic 2.50% 20215	ARS6,637	340
Argentine Republic 6.875% 2021	$700	764
Argentine Republic 7.50% 2026	525	595
Argentine Republic 8.28% 20336,7	1,318	1,560
Argentine Republic 0% 2035	5,800	613
Argentine Republic 2.26% 20386	€2,275	2,000
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20228	ARS5,500	294
Bahrain (Kingdom of) 6.75% 20293	$500	494
Brazil (Federative Republic of) 0% 2021	BRL12,000	2,649
Brazil (Federative Republic of) 10.00% 2023	1,000	305
American Funds Insurance Series — New World Fund — Page 27 of 171

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 5.625% 2047	$2,245	$2,299
Buenos Aires (City of) 8.95% 20216	1,055	1,174
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 20288	ARS9,200	494
Colombia (Republic of) 4.50% 2026	$250	267
Dominican Republic 7.50% 20216	800	875
Dominican Republic 5.50% 20253	970	1,029
Dominican Republic 10.375% 2026	DOP24,000	533
Dominican Republic 8.625% 20273,6	$575	709
Dominican Republic 11.25% 2027	DOP22,900	540
Dominican Republic 7.45% 20443	$1,125	1,347
Dominican Republic 7.45% 2044	1,100	1,317
Dominican Republic 6.85% 20453	500	564
Egypt (Arab Republic of) 7.50% 20273	640	709
Egypt (Arab Republic of) 8.50% 2047	1,000	1,151
Egypt (Arab Republic of) 8.50% 20473	490	564
Ghana (Republic of) 7.875% 2023	1,950	2,148
Hungary 5.75% 2023	1,900	2,177
India (Republic of) 7.80% 2021	INR149,700	2,403
India (Republic of) 8.83% 2023	114,800	1,917
India (Republic of) 8.40% 2024	52,100	857
India (Republic of) 7.59% 2029	46,280	724
India (Republic of) 7.61% 2030	145,440	2,273
India (Republic of) 7.88% 2030	25,000	401
Indonesia (Republic of) 4.875% 2021	$1,500	1,603
Indonesia (Republic of) 3.75% 2022	2,100	2,166
Indonesia (Republic of) 4.75% 20263	2,100	2,287
Indonesia (Republic of) 5.25% 2042	550	617
Jordan (Hashemite Kingdom of) 6.125% 20263	230	237
Jordan (Hashemite Kingdom of) 5.75% 20273	230	229
Kazakhstan (Republic of) 5.125% 20253	400	446
Kazakhstan (Republic of) 6.50% 20453	800	1,029
Kenya (Republic of) 6.875% 2024	1,350	1,441
Kenya (Republic of) 6.875% 20243	900	961
Kuwait (State of) 2.75% 20223	550	549
Morocco (Kingdom of) 4.25% 2022	1,400	1,479
Morocco (Kingdom of) 4.25% 20223	250	264
Morocco (Kingdom of) 5.50% 2042	2,200	2,502
Nigeria (Federal Republic of) 6.375% 2023	1,025	1,091
Pakistan (Islamic Republic of) 5.50% 20213	900	911
Pakistan (Islamic Republic of) 8.25% 2024	300	332
Pakistan (Islamic Republic of) 8.25% 20253	410	457
Pakistan (Islamic Republic of) 6.875% 20273	500	503
Panama (Republic of) 4.50% 20476	2,075	2,239
Paraguay (Republic of) 5.00% 20263	500	539
Paraguay (Republic of) 5.00% 2026	500	539
Paraguay (Republic of) 4.70% 20273	500	525
Paraguay (Republic of) 4.70% 2027	500	525
Peru (Republic of) 2.75% 2026	€855	1,144
Peru (Republic of) 6.55% 20376	$382	519
Peru (Republic of) 5.625% 2050	130	167
Poland (Republic of) 3.25% 2026	300	307
Russian Federation 7.50% 2021	RUB42,900	758
Russian Federation 7.00% 2023	49,000	851
Saudi Arabia (Kingdom of) 2.375% 20213	$375	366
Saudi Arabia (Kingdom of) 2.894% 20223	1,000	994
American Funds Insurance Series — New World Fund — Page 28 of 171

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.25% 20263	$810	$796
Saudi Arabia (Kingdom of) 3.625% 20283	800	794
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	596
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	825
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	410
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	262
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	211
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	435
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	221
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	1,114
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	200	211
Turkey (Republic of) 9.00% 2024	TRY3,455	803
Turkey (Republic of) 8.00% 2025	3,750	804
Turkey (Republic of) 4.875% 2026	$1,820	1,799
Turkey (Republic of) 6.75% 2040	1,000	1,103
Turkey (Republic of) 6.00% 2041	650	659
Turkey (Republic of) 4.875% 2043	300	264
United Mexican States 4.00% 2023	932	978
United Mexican States 4.15% 2027	700	727
United Mexican States 4.00% 20405	MXN5,345	286
United Mexican States 4.35% 2047	$540	517
United Mexican States, Series M, 6.50% 2021	MXN7,500	369
United Mexican States, Series M20, 10.00% 2024	11,000	631
United Mexican States, Series M, 5.75% 2026	10,000	450
United Mexican States Government Global, Series A, 5.75% 2110	$140	150
		80,078
Corporate bonds & notes 0.45% Energy 0.21%
Ecopetrol SA 5.875% 2045	210	215
Gazprom OJSC 6.51% 20223	600	665
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	300	322
Petrobras Global Finance Co. 6.125% 2022	640	681
Petrobras Global Finance Co. 4.375% 2023	310	307
Petrobras Global Finance Co. 6.25% 2024	90	96
Petrobras Global Finance Co. 8.75% 2026	850	1,018
Petrobras Global Finance Co. 6.85% 2115	890	860
Petróleos Mexicanos 5.50% 2021	95	101
Petróleos Mexicanos 6.375% 2021	545	594
Petróleos Mexicanos 3.50% 2023	145	142
Petróleos Mexicanos 6.875% 2026	600	682
Petróleos Mexicanos 5.625% 2046	660	612
YPF SA 8.50% 20253	860	1,000
		7,295
Utilities 0.11%
Cemig Geracao e Transmissao SA 9.25% 20243	480	519
Eskom Holdings Ltd. 5.75% 20213	985	976
State Grid Overseas Investment Ltd. 3.50% 20273	2,500	2,514
		4,009
American Funds Insurance Series — New World Fund — Page 29 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.07%	Principal amount (000)	Value (000)
BBVA Bancomer SA 6.50% 20213	$525	$573
HSBK (Europe) BV 7.25% 20213	1,125	1,239
VEB Finance Ltd. 6.902% 2020	600	649
		2,461
Telecommunication services 0.02%
Digicel Group Ltd. 6.00% 20213	750	741
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 20213	590	605
Materials 0.01%
Vale SA 6.25% 2026	405	470
Industrials 0.01%
Lima Metro Line Finance Ltd. 5.875% 20343,6	335	363
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	78
Total corporate bonds & notes		16,022
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.75% 2018	$1,000	999
Total U.S. Treasury bonds & notes		999
Total bonds, notes & other debt instruments (cost: $93,990,000)		97,099
Short-term securities 4.85%
Bank of Montreal 1.70% due 3/15/2018	25,000	25,002
Egypt (Arab Republic of) 18.94% due 1/16/2018	EGP10,300	577
Egyptian Treasury Bills 16.45%–17.00% due 1/30/2018–5/8/2018	49,775	2,706
Federal Home Loan Bank 1.25%–1.31% due 2/5/2018–3/28/2018	$76,900	76,758
Liberty Street Funding Corp. 1.78% due 3/21/20183	25,000	24,901
Nigerian Treasury Bills 16.65%–17.80% due 3/8/2018–9/13/2018	NGN810,930	2,090
Oversea-Chinese Banking Corp. Ltd. 1.42% due 1/5/20183	$18,300	18,295
U.S. Treasury Bills 1.50% due 6/28/2018	21,200	21,043
Total short-term securities (cost: $171,305,000)		171,372
Total investment securities 100.44% (cost: $2,705,479,000)		3,548,151
Other assets less liabilities (0.44)%		(15,438)
Net assets 100.00%		$3,532,713
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 30 of 171

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD116	MXN2,100	JPMorgan Chase	1/4/2018	$9
USD910	BRL3,000	JPMorgan Chase	1/5/2018	6
USD4,477	INR289,525	JPMorgan Chase	1/5/2018	(55)
USD1,426	BRL4,600	JPMorgan Chase	1/11/2018	42
USD514	BRL1,700	JPMorgan Chase	1/16/2018	3
USD687	INR44,350	Citibank	1/16/2018	(7)
USD1,224	ZAR16,605	Goldman Sachs	1/17/2018	(115)
USD314	EUR265	HSBC Bank	1/18/2018	(4)
USD450	TRY1,775	Bank of America, N.A.	1/18/2018	(15)
USD1,452	ZAR19,250	Barclays Bank PLC	1/24/2018	(97)
USD1,369	JPY153,000	Bank of America, N.A.	2/15/2018	8
USD562	JPY63,000	UBS AG	2/23/2018	1
USD633	EUR530	HSBC Bank	2/23/2018	(5)
USD1,807	INR120,000	Citibank	3/26/2018	(52)
USD151	EUR125	Bank of America, N.A.	12/13/2018	(2)
USD1,828	EUR1,520	Bank of America, N.A.	12/13/2018	(40)
				$(323)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,022,785,000, which represented 57.26% of the net assets of the fund. This amount includes $1,899,212,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $160,176,000, which represented 4.53% of the net assets of the fund.
4	Value determined using significant unobservable inputs.
5	Index-linked bond whose principal amount moves with a government price index.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Coupon rate may change periodically.

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	JPY = Japanese yen
BRL = Brazilian reais	MXN = Mexican pesos
CDI = CREST Depository Interest	NGN = Nigerian naira
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	TRY = Turkish lira
EUR/€ = Euros	USD/$ = U.S. dollars
GDR = Global Depositary Receipts	ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 31 of 171

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2017
Common stocks 96.25% Health care 19.17%	Shares	Value (000)
AbbVie Inc.	6,761,500	$653,905
Amgen Inc.	2,366,500	411,534
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	205,300
Abbott Laboratories	2,945,000	168,071
Gilead Sciences, Inc.	1,808,012	129,526
Medtronic PLC	900,000	72,675
Bristol-Myers Squibb Co.	1,125,000	68,940
Novartis AG (ADR)	708,500	59,486
Merck & Co., Inc.	500,000	28,135
		1,797,572
Financials 13.44%
JPMorgan Chase & Co.	3,884,900	415,451
Wells Fargo & Co.	6,013,000	364,809
Prudential Financial, Inc.	2,649,000	304,582
American International Group, Inc.	1,506,300	89,745
U.S. Bancorp	1,000,000	53,580
HSBC Holdings PLC (ADR)	626,866	32,372
		1,260,539
Information technology 11.95%
Intel Corp.	8,432,200	389,230
Texas Instruments Inc.	2,630,000	274,677
Microsoft Corp.	2,184,000	186,819
Apple Inc.	694,180	117,476
Western Union Co.	5,375,000	102,179
International Business Machines Corp.	330,000	50,629
		1,121,010
Industrials 11.36%
CSX Corp.	4,616,500	253,954
General Electric Co.	10,209,000	178,147
General Dynamics Corp.	861,000	175,170
Illinois Tool Works Inc.	650,000	108,453
Union Pacific Corp.	750,000	100,575
Boeing Co.	329,000	97,025
Rockwell Automation	450,000	88,358
United Technologies Corp.	500,000	63,785
		1,065,467
Consumer staples 10.68%
Altria Group, Inc.	2,754,000	196,663
Kimberly-Clark Corp.	1,395,800	168,417
Kellogg Co.	2,152,800	146,347
Philip Morris International Inc.	1,250,000	132,063
Mondelez International, Inc.	1,580,000	67,624
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 32 of 171

Common stocks Consumer staples (continued)	Shares	Value (000)
Kraft Heinz Co.	776,666	$60,394
Coca-Cola Co.	1,250,000	57,350
British American Tobacco PLC (ADR)	845,282	56,625
PepsiCo, Inc.	400,000	47,968
Conagra Brands, Inc.	1,200,000	45,204
Lamb Weston Holdings, Inc.	400,000	22,580
		1,001,235
Telecommunication services 8.47%
Verizon Communications Inc.	9,609,171	508,614
AT&T Inc.	4,181,000	162,557
CenturyLink, Inc.	7,398,800	123,412
		794,583
Energy 7.82%
Canadian Natural Resources, Ltd.	6,284,000	224,464
Exxon Mobil Corp.	2,054,000	171,797
EOG Resources, Inc.	1,555,000	167,800
Halliburton Co.	2,419,700	118,251
Royal Dutch Shell PLC, Class B (ADR)	750,000	51,217
		733,529
Consumer discretionary 5.55%
Twenty-First Century Fox, Inc., Class A	3,955,900	136,597
Marriott International, Inc., Class A	671,000	91,075
McDonald’s Corp.	500,000	86,060
General Motors Co.	2,000,000	81,980
Viacom Inc., Class B	2,112,850	65,097
Royal Caribbean Cruises Ltd.	500,000	59,640
		520,449
Materials 2.77%
Freeport-McMoRan Inc.1	6,163,000	116,851
Vale SA, ordinary nominative (ADR)	4,843,277	59,233
Praxair, Inc.	375,000	58,005
International Flavors & Fragrances Inc.	168,000	25,638
		259,727
Utilities 0.72%
Southern Co.	1,000,000	48,090
Xcel Energy Inc.	250,000	12,027
NextEra Energy, Inc.	50,000	7,810
		67,927
Real estate 0.47%
Crown Castle International Corp. REIT	400,000	44,404
Miscellaneous 3.85%
Other common stocks in initial period of acquisition		361,132
Total common stocks (cost: $6,732,682,000)		9,027,574
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 171

Short-term securities 3.72%	Principal amount (000)	Value (000)
Army and Air Force Exchange Service 1.30% due 1/24/20182	$25,000	$24,974
Bank of New York Mellon Corp. 1.21% due 1/22/2018	56,300	56,243
CAFCO, LLC 1.75% due 3/21/20182	12,000	11,953
Cisco Systems, Inc. 1.23%–1.60% due 1/10/2018–3/6/20182	104,400	104,238
Federal Home Loan Bank 1.09%–1.24% due 1/10/2018–1/26/2018	75,800	75,772
General Electric Co. 1.42% due 1/2/2018	21,200	21,197
Microsoft Corp. 1.41% due 2/14/20182	25,300	25,252
U.S. Treasury Bills 1.56% due 11/8/2018	30,000	29,565
Total short-term securities (cost: $349,269,000)		349,194
Total investment securities 99.97% (cost: $7,081,951,000)		9,376,768
Other assets less liabilities 0.03%		3,081
Net assets 100.00%		$9,379,849
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $166,417,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 171

Global Growth and Income Fund
Investment portfolio
December 31, 2017
Common stocks 93.68% Information technology 23.74%	Shares	Value (000)
Nintendo Co., Ltd.1	249,000	$90,649
Taiwan Semiconductor Manufacturing Co., Ltd.1	9,226,800	70,899
Microsoft Corp.	807,000	69,031
Broadcom Ltd.	137,000	35,195
United Microelectronics Corp.1	68,320,000	32,489
AAC Technologies Holdings Inc.1	1,503,500	26,739
Murata Manufacturing Co., Ltd.1	190,000	25,395
Facebook, Inc., Class A2	120,000	21,175
Apple Inc.	118,000	19,969
TE Connectivity Ltd.	200,000	19,008
Alibaba Group Holding Ltd. (ADR)2	104,000	17,933
TEMENOS Group AG (Switzerland)1	128,000	16,381
Alphabet Inc., Class C2	9,000	9,418
Alphabet Inc., Class A2	6,000	6,320
MediaTek Inc.1	1,465,000	14,442
Halma PLC1	610,000	10,352
Vanguard International Semiconductor Corp.1	3,674,000	8,128
Intel Corp.	120,600	5,567
		499,090
Financials 10.79%
Prudential PLC1	765,000	19,668
Wells Fargo & Co.	272,000	16,502
Blackstone Group LP	453,250	14,513
First Republic Bank	145,000	12,563
CenterState Bank Corp.	475,945	12,246
BNP Paribas SA1	150,000	11,186
PNC Financial Services Group, Inc.	76,000	10,966
YES Bank Ltd.1	2,200,000	10,844
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,566,000	10,754
HSBC Holdings PLC (GBP denominated)1	1,030,000	10,622
AIA Group Ltd.1	1,220,000	10,405
CIT Group Inc.	201,750	9,932
JPMorgan Chase & Co.	92,000	9,839
ABN AMRO Group NV, depository receipts1	275,000	8,849
CME Group Inc., Class A	58,500	8,544
Crédit Agricole SA1	515,000	8,508
AXA SA1	262,000	7,765
Bank Central Asia Tbk PT1	4,775,000	7,697
BlackRock, Inc.	13,500	6,935
Itaú Unibanco Holding SA, preferred nominative (ADR)	375,000	4,875
Indiabulls Housing Finance Ltd.1	259,625	4,862
Macquarie Group Ltd.1	59,000	4,574
Capital One Financial Corp.	32,000	3,187
UniCredit SpA1,2	56,160	1,046
		226,882
American Funds Insurance Series — Global Growth and Income Fund — Page 35 of 171

Common stocks Industrials 10.63%	Shares	Value (000)
Airbus SE, non-registered shares1	503,000	$49,951
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	30,114
Lockheed Martin Corp.	82,300	26,422
Boeing Co.	87,000	25,657
Deutsche Post AG1	523,000	24,845
Aeroflot - Russian Airlines PJSC1	6,632,000	15,914
Ryanair Holdings PLC (ADR)2	141,375	14,730
Safran SA1	90,000	9,255
Flughafen Zürich AG1	39,000	8,918
ACS, Actividades de Construcción y Servicios SA1	227,645	8,907
Eicher Motors Ltd.1	18,700	8,876
		223,589
Consumer staples 8.80%
British American Tobacco PLC1	1,285,000	86,725
Nestlé SA1	558,700	48,010
Wal-Mart de México, SAB de CV, Series V	4,485,000	10,992
Pinnacle Foods Inc.	160,000	9,515
Coca-Cola FEMSA, SAB de CV, Series L	1,251,000	8,713
Walgreens Boots Alliance, Inc.	100,000	7,262
Booker Group PLC1	1,380,000	4,249
Procter & Gamble Co.	40,741	3,744
Costco Wholesale Corp.	17,000	3,164
Coca-Cola European Partners PLC	67,000	2,670
		185,044
Consumer discretionary 8.45%
Home Depot, Inc.	122,000	23,123
Vivendi SA1	715,200	19,232
Amazon.com, Inc.2	16,000	18,711
Sony Corp.1	375,000	16,845
Nitori Holdings Co., Ltd.1	105,000	14,972
Accor SA1	256,300	13,211
Comcast Corp., Class A	296,000	11,855
Paddy Power Betfair PLC1	90,000	10,677
Axel Springer SE1	125,000	9,740
Carnival Corp., units	138,000	9,159
Las Vegas Sands Corp.	125,000	8,686
Starbucks Corp.	110,000	6,317
Continental AG1	23,000	6,209
adidas AG1	28,000	5,589
ProSiebenSat.1 Media SE1	95,000	3,271
		177,597
Health care 7.15%
UnitedHealth Group Inc.	215,100	47,421
Centene Corp.2	212,000	21,387
Hypermarcas SA, ordinary nominative	1,662,000	18,037
Novartis AG1	124,000	10,483
Thermo Fisher Scientific Inc.	55,000	10,443
Fleury SA, ordinary nominative	1,150,000	10,266
ResMed Inc.	114,000	9,655
Hologic, Inc.2	200,000	8,550
Merck & Co., Inc.	97,000	5,458
American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 171

Common stocks Health care (continued)	Shares	Value (000)
Hikma Pharmaceuticals PLC1	340,000	$5,203
AstraZeneca PLC1	50,000	3,431
		150,334
Energy 6.18%
Reliance Industries Ltd.1	2,915,148	42,056
BP PLC1	4,570,206	32,231
Royal Dutch Shell PLC, Class B (ADR)	242,000	16,526
Royal Dutch Shell PLC, Class B1	325,000	10,961
Royal Dutch Shell PLC, Class A (ADR)	7,395	494
Coal India Ltd.1	4,310,000	17,756
Pilipinas Shell Petroleum Corp.1	3,254,065	3,975
Tallgrass Energy GP, LP, Class A	150,000	3,861
Enbridge Inc.	55,000	2,151
		130,011
Materials 5.87%
Century Aluminum Co.2	1,650,000	32,406
Randgold Resources Ltd.1	271,100	26,895
James Hardie Industries PLC (CDI)1	850,000	14,963
DowDuPont Inc.	172,044	12,253
Rio Tinto PLC1	199,000	10,503
Koninklijke DSM NV1	95,000	9,056
CCL Industries Inc., Class B, nonvoting	192,500	8,894
LafargeHolcim Ltd.1	150,000	8,451
		123,421
Real estate 3.48%
Gaming and Leisure Properties, Inc. REIT	604,000	22,348
MGM Growth Properties LLC REIT, Class A	676,200	19,711
Vonovia SE1	234,442	11,605
Public Storage REIT	37,000	7,733
Crown Castle International Corp. REIT	53,000	5,884
Prologis, Inc. REIT	90,000	5,806
		73,087
Utilities 2.24%
Ørsted AS1	491,552	26,780
Infraestructura Energética Nova, SAB de CV	2,248,184	11,028
Power Assets Holdings Ltd.1	1,100,000	9,283
		47,091
Telecommunication services 1.74%
Verizon Communications Inc.	415,000	21,966
Advanced Info Service PCL, foreign registered1	1,350,000	7,911
TalkTalk Telecom Group PLC1	1,728,000	3,565
Vodafone Group PLC1	1,000,000	3,159
		36,601
Miscellaneous 4.61%
Other common stocks in initial period of acquisition		96,833
Total common stocks (cost: $1,460,247,000)		1,969,580
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 171

Convertible bonds 0.31% Miscellaneous 0.31%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$6,622
Total convertible bonds (cost: $6,003,000)		6,622
Bonds, notes & other debt instruments 2.00% Corporate bonds & notes 1.95% Telecommunication services 1.67%
Sprint Corp. 7.25% 2021	$33,000	35,021
Health care 0.28%
Teva Pharmaceutical Finance Company BV 3.15% 2026	7,225	5,975
Total corporate bonds & notes		40,996
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.75% 2018	1,000	999
Total U.S. Treasury bonds & notes		999
Total bonds, notes & other debt instruments (cost: $38,839,000)		41,995
Short-term securities 4.19%
BMW U.S. Capital LLC 1.27% due 1/12/20183	4,000	3,998
Caisse d’Amortissement de la Dette Sociale 1.35% due 1/4/20183	15,000	14,997
Canadian Imperial Holdings Inc. 1.52% due 3/8/2018	25,000	24,926
Federal Home Loan Bank 1.28% due 2/5/2018	34,700	34,660
General Electric Co. 1.42% due 1/2/2018	9,550	9,548
Total short-term securities (cost: $88,134,000)		88,129
Total investment securities 100.18% (cost: $1,593,223,000)		2,106,326
Other assets less liabilities (0.18)%		(3,880)
Net assets 100.00%		$2,102,446
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,083,748,000, which represented 51.55% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,995,000, which represented .90% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP = British pounds
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 171

Growth-Income Fund
Investment portfolio
December 31, 2017
Common stocks 94.11% Information technology 16.93%	Shares	Value (000)
Microsoft Corp.	8,905,427	$761,770
Alphabet Inc., Class A1	373,700	393,655
Alphabet Inc., Class C1	309,284	323,635
Texas Instruments Inc.	4,723,259	493,297
Broadcom Ltd.	1,715,390	440,684
Intel Corp.	9,418,000	434,735
Apple Inc.	1,793,300	303,480
Accenture PLC, Class A	1,654,500	253,287
QUALCOMM Inc.	3,519,175	225,298
MasterCard Inc., Class A	1,100,000	166,496
Samsung Electronics Co., Ltd.2	54,350	129,126
GoDaddy Inc., Class A1	2,247,200	112,989
Harris Corp.	690,000	97,738
ASML Holding NV (New York registered)	553,800	96,262
Visa Inc., Class A	835,100	95,218
Vantiv, Inc., Class A1	1,250,000	91,937
IAC/InterActiveCorp1	716,000	87,552
NetApp, Inc.	1,471,690	81,414
Xilinx, Inc.	1,175,000	79,219
International Business Machines Corp.	500,000	76,710
ON Semiconductor Corp.1	3,270,900	68,493
Symantec Corp.	2,317,000	65,015
MercadoLibre, Inc.	200,000	62,932
Oracle Corp.	1,300,000	61,464
Arista Networks, Inc.1	250,828	59,090
Teradata Corp.1	1,286,300	49,471
SAP SE2	239,500	26,855
Trimble Inc.1	340,000	13,818
First Data Corp., Class A1	788,541	13,177
VeriSign, Inc.1	101,400	11,604
Motorola Solutions, Inc.	100,000	9,034
Western Union Co.	400,000	7,604
Juniper Networks, Inc.	107,000	3,050
		5,196,109
Consumer discretionary 16.28%
Amazon.com, Inc.1	1,044,100	1,221,044
Netflix, Inc.1	3,533,077	678,209
Twenty-First Century Fox, Inc., Class A	8,541,000	294,921
Twenty-First Century Fox, Inc., Class B	595,000	20,301
Comcast Corp., Class A	6,346,200	254,165
Home Depot, Inc.	1,243,000	235,586
NIKE, Inc., Class B	2,954,200	184,785
Harley-Davidson, Inc.	3,013,580	153,331
Charter Communications, Inc., Class A1	447,669	150,399
Viacom Inc., Class B	4,600,800	141,751
American Funds Insurance Series — Growth-Income Fund — Page 39 of 171

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Las Vegas Sands Corp.	1,964,600	$136,520
Carnival Corp., units	1,999,800	132,727
Time Warner Inc.	1,421,902	130,061
Aramark	2,655,200	113,483
Dollar General Corp.	1,134,400	105,511
Wynn Resorts, Ltd.	597,966	100,811
Toyota Motor Corp.2	1,525,000	97,654
Signet Jewelers Ltd.	1,674,500	94,693
Royal Caribbean Cruises Ltd.	771,600	92,036
Priceline Group Inc.1	51,000	88,625
Newell Brands Inc.	2,605,000	80,494
Marriott International, Inc., Class A	572,700	77,733
Starbucks Corp.	1,353,200	77,714
Ferrari NV2	600,000	62,937
Cedar Fair, LP	896,500	58,264
Daily Mail and General Trust PLC, Class A, nonvoting2	5,560,000	44,683
CBS Corp., Class B	720,000	42,480
Wyndham Worldwide Corp.	272,000	31,517
Tapestry, Inc.	630,000	27,865
Advance Auto Parts, Inc.	275,200	27,435
Marks and Spencer Group PLC2	4,879,000	20,692
YUM! Brands, Inc.	218,800	17,856
		4,996,283
Health care 14.86%
AbbVie Inc.	8,376,600	810,101
Amgen Inc.	2,761,983	480,309
UnitedHealth Group Inc.	1,513,596	333,687
Stryker Corp.	2,006,441	310,677
Gilead Sciences, Inc.	4,284,100	306,913
Express Scripts Holding Co.1	3,627,500	270,757
Humana Inc.	938,500	232,814
Abbott Laboratories	3,808,000	217,323
Merck & Co., Inc.	3,714,380	209,008
Illumina, Inc.1	867,550	189,551
Eli Lilly and Co.	1,548,300	130,769
Incyte Corp.1	1,330,900	126,050
Johnson & Johnson	890,000	124,351
Hologic, Inc.1	2,573,300	110,009
Medtronic PLC	1,279,000	103,279
Takeda Pharmaceutical Co. Ltd.2	1,764,000	99,872
Novartis AG2	985,150	83,286
Seattle Genetics, Inc.1	1,536,306	82,192
Thermo Fisher Scientific Inc.	397,500	75,477
Pfizer Inc.	1,995,851	72,290
AstraZeneca PLC (ADR)	1,228,600	42,632
Cerner Corp.1	579,100	39,026
Agios Pharmaceuticals, Inc.1	639,500	36,560
Quest Diagnostics, Inc.	342,100	33,693
Ultragenyx Pharmaceutical Inc.1	695,200	32,243
Alexion Pharmaceuticals, Inc.1	57,000	6,817
		4,559,686
American Funds Insurance Series — Growth-Income Fund — Page 40 of 171

Common stocks Financials 10.94%	Shares	Value (000)
JPMorgan Chase & Co.	4,639,300	$496,127
Wells Fargo & Co.	4,306,000	261,245
Bank of New York Mellon Corp.	4,599,400	247,724
Intercontinental Exchange, Inc.	2,541,065	179,298
Aon PLC, Class A	1,214,800	162,783
American International Group, Inc.	2,716,489	161,848
PNC Financial Services Group, Inc.	1,078,276	155,584
State Street Corp.	1,544,100	150,720
M&T Bank Corp.	865,900	148,060
Charles Schwab Corp.	2,580,500	132,560
Marsh & McLennan Companies, Inc.	1,594,100	129,744
HSBC Holdings PLC (HKD denominated)2	11,346,929	115,914
Goldman Sachs Group, Inc.	429,980	109,542
Banco Santander, SA2	16,095,805	105,546
UniCredit SpA1,2	5,468,000	101,865
EXOR NV2	1,600,000	98,070
Prudential Financial, Inc.	650,000	74,737
CME Group Inc., Class A	502,900	73,448
Chubb Ltd.	493,500	72,115
Moody’s Corp.	447,458	66,049
Leucadia National Corp.	2,340,000	61,987
Bank of Montreal	718,327	57,483
Citigroup Inc.	600,000	44,646
BB&T Corp.	554,000	27,545
UBS Group AG2	1,343,666	24,689
Invesco Ltd.	500,000	18,270
KeyCorp	893,000	18,012
Ameriprise Financial, Inc.	101,100	17,133
East West Bancorp, Inc.	252,000	15,329
Sun Life Financial Inc.	266,200	10,987
U.S. Bancorp	201,000	10,770
Progressive Corp.	119,100	6,708
		3,356,538
Industrials 9.48%
CSX Corp.	5,387,000	296,339
BWX Technologies, Inc.	4,772,174	288,669
General Dynamics Corp.	1,342,100	273,050
Airbus SE, non-registered shares2	2,117,764	210,306
Textron Inc.	3,456,100	195,581
Union Pacific Corp.	1,404,933	188,402
General Electric Co.	10,538,000	183,888
United Technologies Corp.	978,300	124,802
Norfolk Southern Corp.	840,000	121,716
C.H. Robinson Worldwide, Inc.	1,363,035	121,433
Equifax Inc.	978,000	115,326
Deere & Co.	697,500	109,166
TransDigm Group Inc.	364,300	100,044
Nielsen Holdings PLC	2,211,300	80,491
Safran SA2	757,903	77,935
Air Lease Corp., Class A	1,415,000	68,047
Waste Management, Inc.	767,700	66,253
Waste Connections, Inc.	662,000	46,962
Siemens AG (ADR)	315,000	21,820
Siemens AG2	150,000	20,812
American Funds Insurance Series — Growth-Income Fund — Page 41 of 171

Common stocks Industrials (continued)	Shares	Value (000)
Rockwell Automation	202,700	$39,800
Lockheed Martin Corp.	109,900	35,283
Covanta Holding Corp.	2,019,800	34,135
Boeing Co.	96,000	28,311
Huntington Ingalls Industries, Inc.	116,500	27,459
Meggitt PLC2	3,615,000	23,407
IDEX Corp.	86,800	11,455
		2,910,892
Consumer staples 7.51%
British American Tobacco PLC2	3,746,100	252,826
British American Tobacco PLC (ADR)	494,440	33,122
Philip Morris International Inc.	2,702,430	285,512
Coca-Cola Co.	5,964,900	273,670
Procter & Gamble Co.	1,602,178	147,208
Carlsberg A/S, Class B2	1,056,094	126,495
Costco Wholesale Corp.	656,000	122,095
Lamb Weston Holdings, Inc.	2,116,000	119,448
Pernod Ricard SA2	751,476	118,952
Altria Group, Inc.	1,545,000	110,329
Kirin Holdings Co., Ltd.2	4,229,000	106,401
L’Oreal SA2	470,000	104,119
Kellogg Co.	1,369,000	93,065
CVS Health Corp.	1,109,300	80,424
Mondelez International, Inc.	1,774,400	75,944
Nestlé SA2	712,589	61,234
PepsiCo, Inc.	498,419	59,770
Diageo PLC2	1,220,000	44,650
Herbalife Ltd.1	645,300	43,700
Avon Products, Inc.1	19,099,000	41,063
Kroger Co.	160,000	4,392
		2,304,419
Energy 6.38%
TOTAL SA2	4,561,625	251,689
EOG Resources, Inc.	2,277,300	245,743
Chevron Corp.	1,646,900	206,175
Enbridge Inc. (CAD denominated)	2,952,217	115,458
Enbridge Inc. (CAD denominated)2,3	1,340,553	51,379
Canadian Natural Resources, Ltd.	4,279,440	152,930
Schlumberger Ltd.	2,055,000	138,486
Royal Dutch Shell PLC, Class A (ADR)	1,167,705	77,898
Royal Dutch Shell PLC, Class B (ADR)	680,000	46,437
Royal Dutch Shell PLC, Class B2	292,716	9,872
Royal Dutch Shell PLC, Class A2	32,389	1,084
ConocoPhillips	2,099,410	115,237
Exxon Mobil Corp.	1,088,000	91,000
Concho Resources Inc.1	574,000	86,226
Kinder Morgan, Inc.	4,108,300	74,237
BP PLC2	6,978,185	49,214
Apache Corp.	1,100,000	46,442
Baker Hughes, a GE Co., Class A	1,247,600	39,474
Occidental Petroleum Corp.	489,000	36,020
Suncor Energy Inc.	953,650	35,013
Whitecap Resources Inc.	2,775,000	19,758
American Funds Insurance Series — Growth-Income Fund — Page 42 of 171

Common stocks Energy (continued)	Shares	Value (000)
Whitecap Resources Inc.2,3	1,344,000	$9,283
Tullow Oil PLC1,2	9,369,306	26,107
Halliburton Co.	349,800	17,095
Noble Energy, Inc.	540,000	15,736
		1,957,993
Materials 4.46%
Celanese Corp., Series A	2,573,233	275,542
Vale SA, ordinary nominative (ADR)	17,367,884	212,409
Vale SA, ordinary nominative	4,147,848	50,343
DowDuPont Inc.	3,554,100	253,123
Freeport-McMoRan Inc.1	9,055,000	171,683
Monsanto Co.	1,043,385	121,846
Rio Tinto PLC2	1,574,655	83,106
Mosaic Co.	2,522,400	64,725
International Flavors & Fragrances Inc.	418,500	63,867
Praxair, Inc.	318,300	49,235
Centerra Gold Inc.1	2,917,909	14,949
Asahi Kasei Corp.2	619,000	7,974
		1,368,802
Telecommunication services 1.96%
Verizon Communications Inc.	10,912,400	577,593
AT&T Inc.	597,500	23,231
		600,824
Real estate 1.74%
Crown Castle International Corp. REIT	1,428,200	158,544
Iron Mountain Inc. REIT	3,811,921	143,824
Weyerhaeuser Co. REIT1	4,034,541	142,258
American Tower Corp. REIT	515,800	73,589
MGM Growth Properties LLC REIT, Class A	590,262	17,206
		535,421
Utilities 0.82%
Sempra Energy	1,824,600	195,086
Exelon Corp.	775,000	30,543
AES Corp.	2,287,400	24,773
SSE PLC2	48,002	855
		251,257
Mutual funds 0.18%
Altaba Inc.1	789,243	55,129
Miscellaneous 2.57%
Other common stocks in initial period of acquisition		789,777
Total common stocks (cost: $20,214,067,000)		28,883,130
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred4	6,000	5,450
American Funds Insurance Series — Growth-Income Fund — Page 43 of 171

Convertible stocks Miscellaneous 0.02%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$6,192
Total convertible stocks (cost: $11,900,000)		11,642
Convertible bonds 0.35% Information technology 0.20%	Principal amount (000)
VeriSign, Inc., convertible notes, 3.25% 2037	$ 18,020	60,255
Energy 0.15%
Weatherford International PLC, convertible notes 5.875% 2021	0	47,099
Total convertible bonds (cost: $71,028,000)		107,354
Bonds, notes & other debt instruments 0.18% U.S. Treasury bonds & notes 0.18% U.S. Treasury 0.18%
U.S. Treasury 1.625% 2026	59,900	56,489
Total bonds, notes & other debt instruments (cost: $60,201,000)		56,489
Short-term securities 5.38%
Apple Inc. 1.50% due 2/20/20183	50,000	49,892
Bank of New York Mellon Corp. 1.23% due 1/30/2018	17,700	17,676
CAFCO, LLC 1.36%–1.57% due 2/1/2018–3/13/20183	100,000	99,754
Chariot Funding, LLC 1.45%–1.50% due 3/14/2018–3/19/20183	48,000	47,822
Chevron Corp. 1.23% due 1/9/2018–2/5/20183	96,100	96,005
Cisco Systems, Inc. 1.50%–1.52% due 2/20/2018–2/22/20183	100,000	99,780
Coca-Cola Co. 1.26% due 1/31/20183	50,000	49,932
Eli Lilly and Co. 1.24% due 1/10/20183	30,000	29,986
Emerson Electric Co. 1.34% due 2/1/20183	34,700	34,652
ExxonMobil Corp. 1.31% due 1/22/2018	60,000	59,944
Federal Home Loan Bank 1.12%–1.31% due 1/3/2018–3/2/2018	323,700	323,272
Freddie Mac 1.08%–1.28% due 1/26/2018–4/6/2018	223,948	223,415
Hershey Co. 1.40% due 1/12/20183	20,000	19,989
IBM Credit LLC 1.53% due 2/13/20183	50,000	49,905
Microsoft Corp. 1.30% due 1/23/20183	59,300	59,241
New York Life Capital Corp. 1.21% due 1/16/20183	25,000	24,982
PepsiCo Inc. 1.20% due 1/10/20183	50,000	49,976
Pfizer Inc. 1.26%–1.50% due 2/7/2018–3/12/20183	154,600	154,231
Procter & Gamble Co. 1.20%–1.24% due 1/3/2018–2/12/20183	122,600	122,509
U.S. Treasury Bills 1.02% due 1/2/2018	38,300	38,295
Total short-term securities (cost: $1,651,541,000)		1,651,258
Total investment securities 100.06% (cost: $22,008,737,000)		30,709,873
Other assets less liabilities (0.06)%		(17,511)
Net assets 100.00%		$30,692,362
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 44 of 171

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,958,273,000, which represented 9.64% of the net assets of the fund. This amount includes $2,749,134,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,049,318,000, which represented 3.42% of the net assets of the fund.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,450.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 45 of 171

International Growth and Income Fund
Investment portfolio
December 31, 2017
Common stocks 90.99% Financials 22.93%	Shares	Value (000)
HDFC Bank Ltd.1	1,228,800	$36,338
Banco Santander, SA1	4,488,061	29,430
Zurich Insurance Group AG1	92,200	28,041
KB Financial Group Inc.1	356,500	21,078
Intesa Sanpaolo SpA1	5,900,000	19,568
Sberbank of Russia PJSC (ADR)1	1,141,660	19,324
Prudential PLC1	738,000	18,974
St. James’s Place PLC1	1,048,000	17,323
UniCredit SpA1,2	914,400	17,035
AIA Group Ltd.1	1,833,000	15,632
Sumitomo Mitsui Financial Group, Inc.1	308,000	13,302
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	12,887
Sampo Oyj, Class A1	203,000	11,152
Lloyds Banking Group PLC1	11,968,000	10,959
Credit Suisse Group AG1	576,077	10,254
BNP Paribas SA1	137,300	10,239
Banco Bilbao Vizcaya Argentaria, SA1	825,000	7,023
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,870
ABN AMRO Group NV, depository receipts1	260,000	8,366
Grupo Financiero Galicia SA, Class B (ADR)	94,625	6,231
Bank Rakyat Indonesia (Persero) Tbk PT1	20,420,000	5,467
Jupiter Fund Management PLC1	587,000	4,978
Axis Bank Ltd.1,3,4	565,899	4,549
Moscow Exchange MICEX-RTS PJSC1	2,217,000	4,191
		335,211
Consumer staples 9.11%
British American Tobacco PLC1	437,600	29,534
Pernod Ricard SA1	128,650	20,364
Philip Morris International Inc.	153,475	16,215
Imperial Brands PLC1	316,016	13,505
CALBEE, Inc.1	284,400	9,252
Thai Beverage PCL1	13,413,900	9,231
Kirin Holdings Co., Ltd.1	313,000	7,875
Coca-Cola Icecek AS, Class C1	767,000	6,920
Glanbia PLC1	380,473	6,815
Associated British Foods PLC1	171,680	6,527
Nestlé SA1	58,975	5,068
Orion Corp.1	19,739	1,928
		133,234
Industrials 8.38%
Shanghai International Airport Co., Ltd., Class A1	5,134,562	35,457
Airbus SE, non-registered shares1	253,960	25,220
ASSA ABLOY AB, Class B1	681,100	14,133
Airports of Thailand PCL, foreign registered1	5,250,000	10,932
American Funds Insurance Series — International Growth and Income Fund — Page 46 of 171

Common stocks Industrials (continued)	Shares	Value (000)
Capita PLC1	1,806,000	$9,764
Rolls-Royce Holdings PLC1,2	838,400	9,542
CK Hutchison Holdings Ltd.1	423,348	5,315
Komatsu Ltd.1	143,000	5,180
ALD SA1,2	312,000	4,827
International Container Terminal Services, Inc.1	1,000,000	2,112
		122,482
Utilities 8.02%
Ørsted AS1	497,000	27,077
EDP - Energias de Portugal, SA1	6,947,820	24,049
Korea Electric Power Corp.1	346,800	12,358
Power Assets Holdings Ltd.1	1,313,000	11,081
CK Infrastructure Holdings Ltd.1	1,282,000	11,006
Engie SA1	498,000	8,556
Iberdrola, SA, non-registered shares1	1,052,000	8,141
ENN Energy Holdings Ltd.1	858,000	6,088
Red Eléctrica de Corporación, SA1	185,600	4,162
National Grid PLC1	345,970	4,064
SSE PLC1	40,943	729
		117,311
Information technology 7.86%
Samsung Electronics Co., Ltd.1	14,996	35,628
Taiwan Semiconductor Manufacturing Co., Ltd.1	3,840,000	29,507
ASML Holding NV1	68,600	11,901
Flex Ltd.2	647,500	11,648
Alibaba Group Holding Ltd. (ADR)2	42,600	7,345
Yandex NV, Class A2	213,000	6,976
Rightmove PLC1	107,700	6,541
AAC Technologies Holdings Inc.1	299,000	5,318
		114,864
Health care 7.72%
Novartis AG1	341,145	28,841
Hikma Pharmaceuticals PLC1	1,317,700	20,164
Fresenius SE & Co. KGaA1	165,000	12,847
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	12,545
Daiichi Sankyo Co., Ltd.1	451,900	11,770
Takeda Pharmaceutical Co. Ltd.1	169,200	9,579
Merck KGaA1	63,950	6,887
ConvaTec Group PLC1	1,515,000	4,187
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	143,479	3,292
WuXi Biologics (Cayman) Inc.1,2	495,200	2,773
		112,885
Consumer discretionary 7.36%
Toyota Motor Corp.1	226,000	14,472
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	14,100
Naspers Ltd., Class N1	41,000	11,424
ProSiebenSat.1 Media SE1	259,300	8,928
Ctrip.com International, Ltd. (ADR)2	202,200	8,917
Galaxy Entertainment Group Ltd.1	1,100,000	8,796
NEXT PLC1	131,000	8,021
Kering SA1	16,600	7,825
American Funds Insurance Series — International Growth and Income Fund — Page 47 of 171

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Inchcape PLC1	589,000	$6,210
Sands China Ltd.1	972,000	5,003
Hyundai Motor Co.1	28,300	4,123
Paddy Power Betfair PLC1	32,000	3,796
Hyundai Mobis Co., Ltd.1	13,875	3,411
RTL Group SA, non-registered shares1	32,100	2,578
		107,604
Real estate 6.09%
CK Asset Holdings Ltd.1	3,833,348	33,507
Sun Hung Kai Properties Ltd.1	1,760,000	29,318
Daito Trust Construction Co., Ltd.1	95,500	19,453
Japan Real Estate Investment Corp. REIT1	1,432	6,799
		89,077
Energy 5.53%
Royal Dutch Shell PLC, Class A1	1,780,359	59,601
TOTAL SA1	297,739	16,428
Canadian Natural Resources, Ltd.	133,300	4,763
		80,792
Materials 5.03%
Rio Tinto PLC1	475,800	25,111
Yara International ASA1	343,000	15,700
Vale SA, ordinary nominative (ADR)	873,111	10,678
Akzo Nobel NV1	105,700	9,246
Air Liquide SA, non-registered shares1	47,000	5,911
Norsk Hydro ASA1	576,000	4,355
Fortescue Metals Group Ltd.1	645,000	2,451
		73,452
Telecommunication services 2.96%
BT Group PLC1	5,623,761	20,591
Nippon Telegraph and Telephone Corp.1	409,800	19,283
Intouch Holdings PCL, foreign registered1	1,983,000	3,419
		43,293
Total common stocks (cost: $1,140,729,000)		1,330,205
Bonds, notes & other debt instruments 2.52% Corporate bonds & notes 1.26% Materials 0.45%	Principal amount (000)
FMG Resources 9.75% 20224	$5,900	6,543
Energy 0.42%
Petróleos Mexicanos 6.875% 2026	3,617	4,110
Petróleos Mexicanos 5.50% 2044	491	453
Petróleos Mexicanos 5.625% 2046	700	650
Petróleos Mexicanos 6.75% 2047	978	1,023
		6,236
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.39%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 3.15% 2026	$1,060	$876
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,160	886
Valeant Pharmaceuticals International, Inc. 6.375% 20204	2,217	2,245
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,865	1,713
		5,720
Total corporate bonds & notes		18,499
Bonds & notes of governments & government agencies outside the U.S. 1.23%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	6,632
Brazil (Federative Republic of) 10.00% 2027	3,500	1,042
Colombia (Republic of), Series B, 7.50% 2026	COP6,736,400	2,416
Portuguese Republic 4.125% 2027	€2,600	3,706
Portuguese Republic 3.875% 2030	3,010	4,197
		17,993
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018	$420	419
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $33,615,000)		36,911
Short-term securities 6.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.53% due 1/18/2018	21,000	20,982
Mizuho Bank, Ltd. 1.59% due 1/25/20184	5,500	5,493
U.S. Treasury Bills 1.50% due 6/28/2018	26,300	26,105
United Parcel Service Inc. 1.62% due 3/19/20184	20,000	19,933
Victory Receivables Corp. 1.43% due 1/16/20184	20,900	20,884
Total short-term securities (cost: $93,402,000)		93,397
Total investment securities 99.90% (cost: $1,267,746,000)		1,460,513
Other assets less liabilities 0.10%		1,454
Net assets 100.00%		$1,461,967

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,229,130,000, which represented 84.07% of the net assets of the fund. This amount includes $1,188,243,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $61,360,000, which represented 4.20% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$4,634	$4,549.31%

Key to abbreviations and symbol
ADR = American Depositary Receipts	COP = Colombian pesos
BRL = Brazilian reais	€ = Euros
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 171

Capital Income Builder®
Investment portfolio
December 31, 2017
Common stocks 68.87% Energy 10.19%	Shares	Value (000)
Occidental Petroleum Corp.	146,900	$10,820
Schlumberger Ltd.	119,800	8,073
Royal Dutch Shell PLC, Class B1	213,240	7,192
Royal Dutch Shell PLC, Class B (ADR)	8,500	581
Royal Dutch Shell PLC, Class A1	101	3
Enbridge Inc. (CAD denominated)	174,970	6,843
Enbridge Inc. (CAD denominated)1,2	12,969	497
Williams Companies, Inc.	215,800	6,580
Kinder Morgan, Inc.	359,000	6,487
Inter Pipeline Ltd.	260,000	5,384
Helmerich & Payne, Inc.	76,300	4,932
Exxon Mobil Corp.	37,900	3,170
		60,562
Financials 10.13%
Wells Fargo & Co.	124,600	7,559
CME Group Inc., Class A	39,416	5,757
Sampo Oyj, Class A1	95,858	5,266
Zurich Insurance Group AG1	16,306	4,959
ABN AMRO Group NV, depository receipts1	141,555	4,555
HSBC Holdings PLC (GBP denominated)1	437,200	4,509
Intesa Sanpaolo SpA1	1,056,817	3,370
Standard Life Aberdeen PLC1	519,907	3,063
Invesco Ltd.	76,400	2,792
Svenska Handelsbanken AB, Class A1	195,040	2,662
JPMorgan Chase & Co.	23,300	2,492
Oversea-Chinese Banking Corp. Ltd.1	261,900	2,420
KBC Groep NV1	27,025	2,302
BNP Paribas SA1	30,300	2,260
Lloyds Banking Group PLC1	2,325,300	2,129
Skandinaviska Enskilda Banken AB, Class A1	169,016	1,980
Bank of China Ltd., Class H1	1,894,000	929
Union National Bank PJSC1	646,598	670
MONETA Money Bank, AS, non-registered shares1	137,053	530
		60,204
Consumer staples 8.82%
Diageo PLC1	259,500	9,497
Philip Morris International Inc.	86,020	9,088
Coca-Cola Co.	129,500	5,942
British American Tobacco PLC1	79,700	5,379
Imperial Brands PLC1	123,800	5,291
Altria Group, Inc.	65,370	4,668
Reckitt Benckiser Group PLC1	36,100	3,372
Danone SA1	30,200	2,532
Japan Tobacco Inc.1	75,700	2,438
American Funds Insurance Series — Capital Income Builder — Page 50 of 171

Common stocks Consumer staples (continued)	Shares	Value (000)
Nestlé SA1	26,616	$2,287
Carlsberg A/S, Class B1	16,100	1,928
		52,422
Information technology 8.46%
Microsoft Corp.	132,120	11,302
QUALCOMM Inc.	172,400	11,037
Taiwan Semiconductor Manufacturing Co., Ltd.1	1,005,800	7,729
Intel Corp.	151,900	7,012
HP Inc.	183,600	3,857
Vanguard International Semiconductor Corp.1	1,659,000	3,670
VTech Holdings Ltd.1	217,400	2,849
Delta Electronics, Inc.1	585,000	2,817
		50,273
Consumer discretionary 6.27%
Las Vegas Sands Corp.	176,600	12,272
Greene King PLC1	948,000	7,101
Sands China Ltd.1	944,000	4,859
SES SA, Class A (FDR)1	233,286	3,635
Intercontinental Hotels Group PLC1	41,900	2,665
Starbucks Corp.	38,200	2,194
Modern Times Group MTG AB, Class B1	41,372	1,739
Gannett Co., Inc.	132,999	1,541
BCA Marketplace PLC1	460,000	1,267
		37,273
Telecommunication services 5.93%
Vodafone Group PLC1	4,255,100	13,442
HKT Trust and HKT Ltd., units1	4,775,340	6,090
Koninklijke KPN NV1	1,553,475	5,420
NTT DoCoMo, Inc.1	121,700	2,875
AT&T Inc.	65,600	2,550
Verizon Communications Inc.	47,650	2,522
Inmarsat PLC1	260,191	1,724
Singapore Telecommunications Ltd.1	239,800	640
		35,263
Real estate 4.88%
Crown Castle International Corp. REIT	76,900	8,537
Link REIT1	690,500	6,398
Digital Realty Trust, Inc. REIT	51,200	5,832
Iron Mountain Inc. REIT	115,800	4,369
Nexity SA, Class A, non-registered shares1	65,289	3,886
		29,022
Utilities 4.44%
SSE PLC1	397,689	7,085
PG&E Corp.	115,756	5,189
Enel SPA1	734,176	4,513
National Grid PLC1	357,100	4,195
Infratil Ltd.1	1,291,737	3,038
Iberdrola, SA, non-registered shares1	307,404	2,379
		26,399
American Funds Insurance Series — Capital Income Builder — Page 51 of 171

Common stocks Health care 3.93%	Shares	Value (000)
AstraZeneca PLC (ADR)	113,500	$3,939
AstraZeneca PLC1	39,300	2,697
Roche Holding AG, non-registered shares, nonvoting1	23,575	5,963
Gilead Sciences, Inc.	59,200	4,241
Pfizer Inc.	94,900	3,437
Johnson & Johnson	22,000	3,074
		23,351
Industrials 3.54%
Airbus SE, non-registered shares1	82,392	8,182
Boeing Co.	17,600	5,190
Lockheed Martin Corp.	9,760	3,134
BAE Systems PLC1	278,100	2,139
Capita PLC1	294,400	1,592
Air New Zealand Ltd.1	361,960	815
		21,052
Materials 2.06%
DowDuPont Inc.	84,800	6,040
Potash Corp. of Saskatchewan Inc.	161,800	3,341
Givaudan SA1	1,253	2,890
		12,271
Miscellaneous 0.22%
Other common stocks in initial period of acquisition		1,290
Total common stocks (cost: $377,538,000)		409,382
Convertible stocks 2.52% Real estate 2.52%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	100,400	12,625
Crown Castle International Corp., Series A, 7.00% convertible preferred 2020	2,231	2,342
Total convertible stocks (cost: $14,048,000)		14,967
Bonds, notes & other debt instruments 23.70% U.S. Treasury bonds & notes 14.63% U.S. Treasury 13.42%	Principal amount (000)
U.S. Treasury 1.875% 2020	$ 78	78
U.S. Treasury 8.00% 2021	5,500	6,704
U.S. Treasury 8.125% 2021	8,200	9,933
U.S. Treasury 1.625% 2022	6,050	5,901
U.S. Treasury 1.75% 2022	5,015	4,925
U.S. Treasury 1.875% 2022	9,000	8,879
U.S. Treasury 1.875% 2022	1,000	986
U.S. Treasury 2.00% 2022	15,000	14,872
U.S. Treasury 2.00% 2022	3,000	2,973
U.S. Treasury 2.00% 2025	9,400	9,175
U.S. Treasury 2.00% 2026	3,500	3,390
U.S. Treasury 2.25% 2027	3,700	3,650
U.S. Treasury 2.875% 2045	4,500	4,616
U.S. Treasury 0% 2047	8,300	3,657
		79,739
American Funds Insurance Series — Capital Income Builder — Page 52 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.21%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 20253	$1,144	$1,146
U.S. Treasury Inflation-Protected Security 0.625% 20263	1,973	2,004
U.S. Treasury Inflation-Protected Security 0.375% 20273	4,085	4,056
		7,206
Total U.S. Treasury bonds & notes		86,945
Mortgage-backed obligations 4.78% Federal agency mortgage-backed obligations 4.70%
Fannie Mae 4.00% 20464	1,171	1,226
Fannie Mae 4.00% 20474	13,899	14,559
Fannie Mae 4.00% 20474	872	914
Fannie Mae 4.50% 20484,5	6,270	6,664
Freddie Mac 2.50% 20324	110	110
Freddie Mac 2.50% 20334	153	153
Freddie Mac 4.00% 20474	476	498
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20564	562	558
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20564	277	276
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20564	519	519
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20574	230	229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20574	175	179
Government National Mortgage Assn. 4.50% 20454	359	380
Government National Mortgage Assn. 4.50% 20454	231	244
Government National Mortgage Assn. 4.50% 20484,5	475	498
Government National Mortgage Assn. 5.637% 20594	4	4
Government National Mortgage Assn. 4.812% 20604	25	25
Government National Mortgage Assn. 5.46% 20604	64	66
Government National Mortgage Assn. 4.661% 20614	89	91
Government National Mortgage Assn. 4.801% 20614	55	55
Government National Mortgage Assn. 6.87% 20614	12	13
Government National Mortgage Assn. 4.566% 20624	51	53
Government National Mortgage Assn. 4.633% 20624	316	324
Government National Mortgage Assn. 4.307% 20634	123	127
Government National Mortgage Assn. 4.479% 20634	55	57
Government National Mortgage Assn. 4.565% 20634	145	150
		27,972
Collateralized mortgage-backed (privately originated) 0.07%
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 20272,4	374	377
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,2,4	56	56
		433
Commercial mortgage-backed securities 0.01%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.105% 20494,6	28	28
Total mortgage-backed obligations		28,433
Corporate bonds & notes 3.62% Financials 1.19%
Bank of America Corp. 3.004% 20232	325	326
Bank of America Corp. 4.10% 2023	1,000	1,063
Bank of America Corp. 3.419% 20282	1,106	1,107
BB&T Corp. 6.85% 2019	100	106
Berkshire Hathaway Inc. 4.25% 2021	100	106
BNP Paribas 5.00% 2021	300	323
American Funds Insurance Series — Capital Income Builder — Page 53 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA group 4.00% 2024	$1,000	$1,058
Citigroup Inc. 4.50% 2022	230	245
Goldman Sachs Group, Inc. 5.25% 2021	500	542
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	324
JPMorgan Chase & Co. 6.30% 2019	200	211
JPMorgan Chase & Co. 4.25% 2020	300	315
JPMorgan Chase & Co. 3.54% 2028	75	76
Morgan Stanley 7.30% 2019	200	213
Morgan Stanley 5.50% 2020	300	322
US Bancorp. 2.00% 2020	250	249
US Bancorp. 2.375% 2026	65	61
Wells Fargo & Co. 4.60% 2021	300	319
Wells Fargo & Co. 3.584% 2028	85	87
		7,053
Energy 0.52%
Anadarko Petroleum Corp. 4.85% 2021	500	528
Anadarko Petroleum Corp. 6.60% 2046	65	84
Andeavor Logistics LP 4.25% 2027	100	101
Baker Hughes, a GE Co. 4.08% 20472	150	153
Canadian Natural Resources Ltd. 4.95% 2047	75	84
Cenovus Energy Inc. 4.25% 2027	105	105
Cenovus Energy Inc. 5.40% 2047	65	69
Enbridge Energy Partners, LP 7.375% 2045	225	300
Energy Transfer Partners, LP 4.00% 2027	215	211
Energy Transfer Partners, LP 5.40% 2047	125	127
EQT Corp. 3.90% 2027	200	199
Halliburton Co. 5.00% 2045	80	92
Kinder Morgan, Inc. 5.55% 2045	200	219
Marathon Oil Corp. 4.40% 2027	5	5
MPLX LP 5.20% 2047	35	39
Phillips 66 Partners LP 4.90% 2046	50	53
Sabine Pass Liquefaction, LLC 5.625% 2021	275	295
Schlumberger BV 3.625% 20222	200	206
Williams Partners LP 4.125% 2020	200	208
		3,078
Utilities 0.46%
EDP Finance BV 6.00% 20182	400	401
Enel Finance International SA 3.50% 20282	200	196
Entergy Corp. 5.125% 2020	200	211
Entergy Corp. 4.00% 2022	500	522
FirstEnergy Corp. 3.90% 2027	175	180
FirstEnergy Corp. 3.50% 20282	60	60
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	106
NV Energy, Inc 6.25% 2020	200	220
Pacific Gas and Electric Co. 3.30% 20272	200	198
Progress Energy, Inc. 7.05% 2019	100	106
Public Service Electric and Gas Co. 3.60% 2047	115	118
SCANA Corp. 6.25% 2020	400	425
		2,743
American Funds Insurance Series — Capital Income Builder — Page 54 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.35%	Principal amount (000)	Value (000)
Altria Group, Inc. 9.25% 2019	$200	$222
Anheuser-Busch InBev NV 4.90% 2046	170	198
British American Tobacco PLC 3.557% 20272	600	602
Constellation Brands, Inc. 6.00% 2022	600	675
Molson Coors Brewing Co. 4.20% 2046	65	66
Reynolds American Inc. 6.875% 2020	300	329
		2,092
Telecommunication services 0.31%
AT&T Inc. 5.15% 20462	225	231
AT&T Inc. 5.15% 2050	70	70
Deutsche Telekom International Finance BV 6.75% 2018	450	463
Deutsche Telekom International Finance BV 6.00% 2019	450	475
Deutsche Telekom International Finance BV 3.60% 20272	150	151
Verizon Communications Inc. 4.60% 2021	300	319
Verizon Communications Inc. 4.522% 2048	150	148
		1,857
Health care 0.30%
Abbott Laboratories 3.40% 2023	290	295
AbbVie Inc. 4.45% 2046	125	136
Allergan PLC 4.75% 2045	50	53
Becton, Dickinson and Co. 3.70% 2027	220	222
Boston Scientific Corp. 6.00% 2020	200	214
McKesson Corp. 7.50% 2019	100	106
Medtronic, Inc. 4.125% 2021	200	210
Teva Pharmaceutical Finance Company BV 3.15% 2026	425	351
Thermo Fisher Scientific Inc. 4.70% 2020	200	210
		1,797
Consumer discretionary 0.28%
Amazon.com, Inc. 4.05% 20472	95	103
Bayerische Motoren Werke AG 2.80% 20262	75	73
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	310	308
Comcast Corp. 5.15% 2020	100	106
Comcast Corp. 4.00% 2047	100	105
Ford Motor Credit Co. 8.125% 2020	300	332
General Motors Financial Co. 4.375% 2021	400	421
Time Warner Inc. 4.75% 2021	200	213
		1,661
Industrials 0.09%
3M Co. 2.25% 2023	110	109
General Electric Capital Corp. 5.50% 2020	150	160
Johnson Controls, Inc. 5.00% 2020	200	211
United Technologies Corp. 3.125% 2027	75	75
		555
Information technology 0.09%
Microsoft Corp. 4.00% 2021	500	525
American Funds Insurance Series — Capital Income Builder — Page 55 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 0.03%	Principal amount (000)	Value (000)
Hospitality Properties Trust 3.95% 2028	$70	$68
UDR, Inc. 3.50% 2028	85	85
		153
Total corporate bonds & notes		21,514
Asset-backed obligations 0.67%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20204	3,000	3,000
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20192,4	4	4
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20192,4	96	96
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20204	18	18
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20204	159	159
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20202,4	705	704
		3,981
Total bonds, notes & other debt instruments (cost: $141,713,000)		140,873
Short-term securities 5.71%
Cisco Systems, Inc. 1.23%–1.60% due 1/10/2018–3/6/20182	13,100	13,081
Federal Home Loan Bank 1.14% due 1/26/2018	8,500	8,493
General Electric Co. 1.42% due 1/2/2018	12,400	12,398
Total short-term securities (cost: $33,975,000)		33,972
Total investment securities 100.80% (cost: $567,274,000)		599,194
Other assets less liabilities (0.80)%		(4,737)
Net assets 100.00%		$594,457
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $207,660,000, which represented 34.93% of the net assets of the fund. This amount includes $207,107,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,622,000, which represented 3.13% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Purchased on a TBA basis.
6	Coupon rate may change periodically.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
TBA = To-be-announced
American Funds Insurance Series — Capital Income Builder — Page 56 of 171

Asset Allocation Fund
Investment portfolio
December 31, 2017
Common stocks 64.31% Information technology 17.88%	Shares	Value (000)
Microsoft Corp.	10,520,000	$899,881
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,001,000	594,790
Taiwan Semiconductor Manufacturing Co., Ltd.1	8,600,000	66,083
ASML Holding NV (New York registered)	2,502,100	434,915
VeriSign, Inc.2	3,140,000	359,342
Intel Corp.	6,945,000	320,581
Broadcom Ltd.	1,245,000	319,840
Facebook, Inc., Class A2	1,385,000	244,397
Alphabet Inc., Class C2	133,985	140,202
Alphabet Inc., Class A2	83,000	87,432
Intuit Inc.	1,100,000	173,558
Western Digital Corp.	2,100,000	167,013
AAC Technologies Holdings Inc.1	8,000,000	142,276
Symantec Corp.	5,000,000	140,300
Visa Inc., Class A	1,150,200	131,146
Apple Inc.	750,000	126,922
Amphenol Corp., Class A	1,300,000	114,140
RingCentral, Inc., Class A2	1,415,000	68,486
Fiserv, Inc.2	350,000	45,895
MasterCard Inc., Class A	57,000	8,628
Corporate Risk Holdings I, Inc.1,2,3,4	168,812	2,985
Corporate Risk Holdings Corp.1,2,3,4	854	—
		4,588,812
Health care 9.26%
UnitedHealth Group Inc.	2,542,000	560,409
Johnson & Johnson	2,850,000	398,202
Aetna Inc.	1,600,000	288,624
Humana Inc.	965,000	239,388
Express Scripts Holding Co.2	3,100,000	231,384
Merck & Co., Inc.	2,170,300	122,123
Molina Healthcare, Inc.2	1,500,000	115,020
Gilead Sciences, Inc.	1,500,000	107,460
Regeneron Pharmaceuticals, Inc.2	220,467	82,887
Incyte Corp.2	764,450	72,401
Bristol-Myers Squibb Co.	978,000	59,932
AbbVie Inc.	575,000	55,608
AstraZeneca PLC (ADR)	1,251,300	43,420
Rotech Healthcare Inc.1,2,3,4	184,138	368
		2,377,226
Financials 9.12%
Chubb Ltd.	2,410,000	352,173
JPMorgan Chase & Co.	2,600,000	278,044
Arch Capital Group Ltd.2	2,632,000	238,907
First Republic Bank	2,480,000	214,867
American Funds Insurance Series — Asset Allocation Fund — Page 57 of 171

Common stocks Financials (continued)	Shares	Value (000)
Wells Fargo & Co.	3,406,400	$206,666
Bank of America Corp.	7,000,000	206,640
Citigroup Inc.	2,750,000	204,628
BNP Paribas SA1	1,500,000	111,861
PNC Financial Services Group, Inc.	708,000	102,157
Capital One Financial Corp.	1,000,000	99,580
Oaktree Capital Group, LLC	2,335,000	98,304
Goldman Sachs Group, Inc.	275,000	70,059
Blackstone Group LP	1,510,000	48,350
RenaissanceRe Holdings Ltd.	329,500	41,382
SunTrust Banks, Inc.	510,000	32,941
Berkshire Hathaway Inc., Class A2	84	24,998
HDFC Bank Ltd.1	297,000	8,783
		2,340,340
Consumer discretionary 6.76%
Comcast Corp., Class A	9,350,000	374,467
Home Depot, Inc.	1,500,000	284,295
Newell Brands Inc.	7,168,500	221,507
Amazon.com, Inc.2	160,225	187,378
VF Corp.	2,250,000	166,500
General Motors Co.	3,500,000	143,465
NIKE, Inc., Class B	1,980,000	123,849
Starbucks Corp.	1,339,700	76,939
CBS Corp., Class B	1,000,000	59,000
Charter Communications, Inc., Class A2	138,126	46,405
Netflix, Inc.2	181,000	34,745
McDonald’s Corp.	95,000	16,351
		1,734,901
Energy 5.61%
Noble Energy, Inc.	10,500,000	305,970
Weatherford International PLC2,5	56,000,000	233,520
Royal Dutch Shell PLC, Class B (ADR)	2,412,000	164,716
Royal Dutch Shell PLC, Class A (ADR)	10,061	671
Chevron Corp.	1,279,750	160,212
Suncor Energy Inc.	4,000,000	146,858
Enbridge Inc.	2,242,200	87,693
Enbridge Inc. (CAD denominated)1,6	52,155	1,999
Enbridge Inc. (CAD denominated)	47,742	1,867
Cabot Oil & Gas Corp.	3,000,000	85,800
Concho Resources Inc.2	500,000	75,110
Halliburton Co.	1,500,000	73,305
Schlumberger Ltd.	660,000	44,477
Extraction Oil & Gas, Inc.2	3,000,000	42,930
ConocoPhillips	250,000	13,722
		1,438,850
Consumer staples 4.47%
Nestlé SA1	2,908,230	249,910
Nestlé SA (ADR)	900,000	77,373
Philip Morris International Inc.	2,375,000	250,919
Associated British Foods PLC1	4,600,000	174,876
British American Tobacco PLC1	2,357,400	159,102
Altria Group, Inc.	1,400,000	99,974
American Funds Insurance Series — Asset Allocation Fund — Page 58 of 171

Common stocks Consumer staples (continued)	Shares	Value (000)
Colgate-Palmolive Co.	1,000,000	$75,450
Mondelez International, Inc.	1,025,000	43,870
Coca-Cola Co.	307,700	14,117
		1,145,591
Materials 3.59%
DowDuPont Inc.	5,877,000	418,560
LyondellBasell Industries NV	2,200,000	242,704
Nucor Corp.	1,750,000	111,265
Royal Gold, Inc.	695,000	57,074
Praxair, Inc.	355,000	54,911
Franco-Nevada Corp.	290,918	23,250
Newmont Mining Corp.	380,000	14,258
		922,022
Industrials 3.38%
Lockheed Martin Corp.	1,262,000	405,165
Boeing Co.	1,239,000	365,393
IDEX Corp.	406,100	53,593
TransDigm Group Inc.	75,000	20,597
Waste Management, Inc.	214,000	18,468
CEVA Group PLC1,2,4	6,143	2,948
Atrium Corp.1,2,3,6	535	16
		866,180
Real estate 1.28%
Simon Property Group, Inc. REIT	700,000	120,218
Crown Castle International Corp. REIT	705,000	78,262
American Tower Corp. REIT	479,100	68,353
Public Storage REIT	300,000	62,700
		329,533
Telecommunication services 0.39%
AT&T Inc.	2,000,000	77,760
Verizon Communications Inc.	400,000	21,172
NII Holdings, Inc.2	690,145	293
		99,225
Miscellaneous 2.57%
Other common stocks in initial period of acquisition		660,297
Total common stocks (cost: $11,282,199,000)		16,502,977
Rights & warrants 0.00% Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,2,3	71,030	—
Total rights & warrants (cost: $0)		—
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 171

Convertible stocks 0.05% Industrials 0.05%	Shares	Value (000)
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%1,2,4	6,267	$4,183
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%1,2,4	5,998	2,879
Associated Materials, LLC, 14.00% convertible preferred 20201,3	5,000	5,725
Total convertible stocks (cost: $19,828,000)		12,787
Bonds, notes & other debt instruments 26.66% U.S. Treasury bonds & notes 11.42% U.S. Treasury 9.31%	Principal amount (000)
U.S. Treasury 0.625% 2018	$ 25,930	25,864
U.S. Treasury 0.75% 2018	39,002	38,942
U.S. Treasury 3.50% 2018	20,000	20,052
U.S. Treasury 0.875% 2019	40,000	39,334
U.S. Treasury 1.125% 2019	35,000	34,714
U.S. Treasury 1.25% 2019	7,500	7,445
U.S. Treasury 1.25% 2019	5,000	4,961
U.S. Treasury 1.375% 2019	4,500	4,456
U.S. Treasury 1.50% 2019	400,000	398,592
U.S. Treasury 1.50% 2019	59,825	59,397
U.S. Treasury 1.75% 2019	21,800	21,756
U.S. Treasury 1.25% 20207	318,117	313,985
U.S. Treasury 1.25% 2020	93,000	91,753
U.S. Treasury 1.375% 2020	55,000	54,403
U.S. Treasury 1.375% 2020	21,500	21,253
U.S. Treasury 1.50% 2020	500	495
U.S. Treasury 1.625% 2020	125,000	124,041
U.S. Treasury 1.625% 2020	10,000	9,941
U.S. Treasury 1.125% 2021	42,000	40,580
U.S. Treasury 1.125% 2021	10,000	9,673
U.S. Treasury 1.375% 2021	49,410	48,472
U.S. Treasury 1.375% 2021	23,500	22,975
U.S. Treasury 1.375% 2021	13,500	13,210
U.S. Treasury 1.75% 2021	9,500	9,369
U.S. Treasury 2.25% 2021	9,730	9,790
U.S. Treasury 1.75% 2022	31,750	31,181
U.S. Treasury 1.875% 2022	100,000	98,922
U.S. Treasury 1.875% 2022	20,500	20,225
U.S. Treasury 1.875% 2022	8,000	7,885
U.S. Treasury 2.00% 2022	25,000	24,776
U.S. Treasury 1.375% 2023	8,000	7,621
U.S. Treasury 1.375% 2023	5,000	4,767
U.S. Treasury 1.625% 2023	5,000	4,844
U.S. Treasury 2.125% 2023	15,250	15,128
U.S. Treasury 2.25% 2023	5,000	4,991
U.S. Treasury 2.00% 2024	12,000	11,785
U.S. Treasury 2.00% 2024	7,500	7,357
U.S. Treasury 2.125% 2024	52,500	51,986
U.S. Treasury 2.125% 2024	15,500	15,318
U.S. Treasury 2.125% 2024	10,250	10,122
U.S. Treasury 2.125% 2024	10,000	9,899
U.S. Treasury 2.25% 2024	15,500	15,429
U.S. Treasury 2.25% 2024	5,000	4,989
U.S. Treasury 2.375% 2024	70,000	70,235
U.S. Treasury 2.50% 2024	700	708
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2025	$44,800	$43,728
U.S. Treasury 1.50% 2026	500	466
U.S. Treasury 1.625% 2026	7,000	6,616
U.S. Treasury 1.625% 2026	1,500	1,415
U.S. Treasury 2.00% 2026	8,000	7,748
U.S. Treasury 2.25% 2027	126,075	124,536
U.S. Treasury 2.25% 2027	47,000	46,361
U.S. Treasury 2.375% 2027	880	878
U.S. Treasury 4.75% 2041	15,000	20,370
U.S. Treasury 2.50% 2046	5,000	4,760
U.S. Treasury 2.875% 2046	147,158	150,997
U.S. Treasury 2.75% 2047	33,400	33,447
U.S. Treasury 3.00% 2047	70,000	73,620
U.S. Treasury 3.00% 2047	28,460	29,927
		2,388,490
U.S. Treasury inflation-protected securities 2.11%
U.S. Treasury Inflation-Protected Security 0.125% 20218	38,924	38,767
U.S. Treasury Inflation-Protected Security 0.125% 20248	675	667
U.S. Treasury Inflation-Protected Security 0.625% 20248	215,862	219,605
U.S. Treasury Inflation-Protected Security 0.25% 20258	1,661	1,646
U.S. Treasury Inflation-Protected Security 0.375% 20258	15,967	15,992
U.S. Treasury Inflation-Protected Security 2.375% 20258	196	224
U.S. Treasury Inflation-Protected Security 0.125% 20268	20,581	20,113
U.S. Treasury Inflation-Protected Security 0.625% 20268	23,124	23,492
U.S. Treasury Inflation-Protected Security 0.375% 20278	18,125	17,996
U.S. Treasury Inflation-Protected Security 0.375% 20278	5,042	5,016
U.S. Treasury Inflation-Protected Security 0.75% 20428	18,765	18,954
U.S. Treasury Inflation-Protected Security 1.375% 20448	135,765	156,816
U.S. Treasury Inflation-Protected Security 1.00% 20468	5,205	5,560
U.S. Treasury Inflation-Protected Security 0.875% 20478	15,328	15,928
		540,776
Total U.S. Treasury bonds & notes		2,929,266
Corporate bonds & notes 8.93% Energy 1.77%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20219,10,11,12	5,189	208
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20209,10,11,12	6,933	5,130
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.885% 20196,12	1,050	950
American Energy (Permian Basin) 7.125% 20206	7,345	5,986
American Energy (Permian Basin) 7.375% 20216	5,725	4,637
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,651
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,528
Anadarko Petroleum Corp. 6.60% 2046	2,300	2,967
APT Pipelines Ltd. 4.20% 20256	3,565	3,707
Blackstone CQP Holdco LP, 6.00% 20214,6	5,700	5,743
Blackstone CQP Holdco LP, 6.50% 20214,6	21,325	21,751
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,234
Boardwalk Pipelines, LP 4.45% 2027	735	749
Canadian Natural Resources Ltd. 2.95% 2023	7,975	7,947
Canadian Natural Resources Ltd. 3.85% 2027	1,000	1,022
Canadian Natural Resources Ltd. 4.95% 2047	1,000	1,123
Cenovus Energy Inc. 3.80% 2023	3,970	4,014
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 4.25% 2027	$6,625	$6,620
Cenovus Energy Inc. 5.25% 2037	2,000	2,065
Cenovus Energy Inc. 5.40% 2047	2,000	2,111
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 201912	4,525	4,525
Chesapeake Energy Corp. 4.875% 2022	6,250	5,953
Chesapeake Energy Corp. 8.00% 20256	5,450	5,511
Chesapeake Energy Corp. 8.00% 20276	3,375	3,248
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.954% 202110,11,12	1,150	1,227
Chevron Corp. 2.498% 2022	2,730	2,735
Chevron Corp. 2.566% 2023	2,000	1,997
Chevron Corp. 3.326% 2025	1,165	1,200
ConocoPhillips 4.20% 2021	2,640	2,778
ConocoPhillips 4.95% 2026	1,750	1,989
CONSOL Energy Inc. 5.875% 2022	18,950	19,447
Convey Park Energy LLC 7.50% 20256	2,000	2,089
DCP Midstream Operating LP 4.95% 2022	4,775	4,984
Devon Energy Corp. 5.00% 2045	3,590	4,017
Diamond Offshore Drilling, Inc. 7.875% 2025	2,550	2,687
Diamond Offshore Drilling, Inc. 4.875% 2043	4,685	3,443
Enbridge Energy Partners, LP 5.20% 2020	120	126
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,338
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	3,952
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,595
Enbridge Inc. 4.00% 2023	3,035	3,162
Enbridge Inc. 3.50% 2024	1,000	1,012
Enbridge Inc. 4.25% 2026	370	387
Enbridge Inc. 5.50% 2046	965	1,164
Energy Transfer Partners, LP 4.15% 2020	3,500	3,616
Energy Transfer Partners, LP 7.50% 2020	1,175	1,295
Energy Transfer Partners, LP 5.875% 2024	2,775	2,928
Energy Transfer Partners, LP 4.75% 2026	6,500	6,753
Energy Transfer Partners, LP 4.00% 2027	1,126	1,106
Energy Transfer Partners, LP 4.20% 2027	430	428
Energy Transfer Partners, LP 5.50% 2027	6,420	6,564
Energy Transfer Partners, LP 5.30% 2047	3,000	2,990
Energy Transfer Partners, LP 5.40% 2047	7,686	7,783
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,416
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,623
EnLink Midstream Partners, LP 5.05% 2045	3,135	3,105
EnLink Midstream Partners, LP 5.45% 2047	1,415	1,500
Ensco PLC 5.75% 2044	6,295	4,344
Enterprise Products Operating LLC 4.90% 2046	1,000	1,105
EOG Resources, Inc. 4.15% 2026	2,980	3,176
EQT Corp. 3.00% 2022	975	966
EQT Corp. 3.90% 2027	1,810	1,802
Exxon Mobil Corp. 2.222% 2021	5,070	5,060
Exxon Mobil Corp. 2.726% 2023	3,000	3,023
Exxon Mobil Corp. 3.043% 2026	2,250	2,287
Genesis Energy, LP 6.75% 2022	3,750	3,909
Genesis Energy, LP 6.50% 2025	2,050	2,091
Halliburton Co. 3.80% 2025	6,915	7,197
Halliburton Co. 4.85% 2035	1,000	1,124
Halliburton Co. 5.00% 2045	1,000	1,152
Jonah Energy LLC 7.25% 20256	1,475	1,488
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Jupiter Resources Inc. 8.50% 20226	$1,500	$938
Kinder Morgan Energy Partners, LP 3.50% 2021	40	41
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,463
Kinder Morgan Energy Partners, LP 5.50% 2044	3,578	3,822
Kinder Morgan Finance Co. 5.05% 2046	1,500	1,561
Kinder Morgan, Inc. 3.05% 2019	2,520	2,543
Kinder Morgan, Inc. 4.30% 2025	1,625	1,695
Kinder Morgan, Inc. 5.55% 2045	1,000	1,097
Marathon Oil Corp. 4.40% 2027	4,955	5,187
MPLX LP 4.125% 2027	2,680	2,749
MPLX LP 5.20% 2047	1,000	1,101
NGL Energy Partners LP 6.875% 2021	5,505	5,643
NGL Energy Partners LP 6.125% 2025	6,935	6,796
Noble Corp. PLC 7.70% 2025	3,175	2,683
Noble Corp. PLC 8.70% 2045	3,525	2,811
Noble Energy, Inc. 3.85% 2028	10,485	10,535
Noble Energy, Inc. 4.95% 2047	1,050	1,127
Peabody Energy Corp. 6.00% 20226	1,000	1,041
Peabody Energy Corp. 6.375% 20256	600	626
Petróleos Mexicanos 6.75% 2047	4,115	4,306
Petróleos Mexicanos 6.75% 20476	1,125	1,177
Phillips 66 Partners LP 3.55% 2026	335	333
Phillips 66 Partners LP 3.75% 2028	1,055	1,057
Phillips 66 Partners LP 4.68% 2045	800	824
Phillips 66 Partners LP 4.90% 2046	5,975	6,340
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,414
QGOG Constellation SA 9.50% 2024 (5.26% PIK)6,11,13	851	575
Sabine Pass Liquefaction, LLC 5.875% 2026	1,235	1,389
Sabine Pass Liquefaction, LLC 4.20% 2028	12,540	12,709
Schlumberger BV 3.625% 20226	2,800	2,885
Schlumberger BV 4.00% 20256	120	126
Seven Generations Energy Ltd. 6.75% 20236	2,000	2,135
Shell International Finance BV 2.25% 2020	1,965	1,965
SM Energy Co. 6.50% 2021	2,325	2,366
SM Energy Co. 5.625% 2025	3,300	3,218
Southwestern Energy Co. 4.10% 2022	10,660	10,527
Southwestern Energy Co. 7.50% 2026	1,155	1,229
Spectra Energy Partners, LP 3.375% 2026	615	609
Statoil ASA 2.75% 2021	1,925	1,952
Statoil ASA 3.25% 2024	2,850	2,932
Statoil ASA 4.25% 2041	2,000	2,166
Sunoco LP 6.25% 2021	5,015	5,226
Targa Resources Partners LP 4.125% 2019	7,330	7,394
Targa Resources Partners LP 6.75% 2024	2,965	3,191
Teekay Corp. 8.50% 2020	15,180	15,522
Tesoro Logistics LP 5.50% 2019	3,410	3,544
Tesoro Logistics LP 5.25% 2025	350	369
TransCanada Corp. 6.50% 2018	475	488
TransCanada PipeLines Ltd. 7.625% 2039	5,000	7,542
Transocean Inc. 9.00% 20236	2,100	2,279
Ultra Petroleum Corp. 6.875% 20226	3,310	3,331
Ultra Petroleum Corp. 7.125% 20256	1,775	1,777
Vine Oil & Gas LP 8.75% 20236	2,500	2,431
Weatherford International PLC 4.50% 20225	2,670	2,430
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 20235	$5,500	$5,569
Weatherford International PLC 6.50% 20365	7,595	6,285
Weatherford International PLC 6.75% 20405	7,825	6,456
Western Gas Partners LP 4.65% 2026	925	963
Williams Companies, Inc. 3.70% 2023	2,620	2,620
Williams Partners LP 3.60% 2022	1,500	1,536
Williams Partners LP 4.30% 2024	160	168
		453,354
Financials 1.37%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,343
ACE INA Holdings Inc. 2.875% 2022	3,880	3,935
ACE INA Holdings Inc. 3.35% 2026	880	899
ACE INA Holdings Inc. 4.35% 2045	800	905
Allstate Corp. 3.28% 2026	5,095	5,180
American Express Co. 2.20% 2020	6,000	5,954
Bank of America Corp. 2.625% 2020	4,037	4,072
Bank of America Corp. 2.625% 2021	2,000	2,011
Bank of America Corp. 3.248% 2027	1,500	1,490
Bank of America Corp. 3.419% 20286	8,949	8,959
Bank of America Corp. 3.593% 2028	4,250	4,324
Bank of America Corp. 3.824% 2028	1,250	1,294
Bank of America Corp. 4.244% 2038	1,000	1,086
BB&T Corp. 2.45% 2020	6,000	6,021
BB&T Corp. 2.625% 2022	2,500	2,506
BB&T Corp. 2.75% 2022	6,000	6,045
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,057
Berkshire Hathaway Inc. 2.20% 2021	1,000	997
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,634
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,012
BPCE SA group 5.70% 20236	4,460	4,948
BPCE SA group 5.15% 20246	3,000	3,257
CIT Group Inc. 3.875% 2019	14,485	14,666
Citigroup Inc. 1.70% 2018	150	150
Citigroup Inc. 2.35% 2021	8,650	8,562
Citigroup Inc. 2.90% 2021	4,000	4,030
Citigroup Inc. 3.20% 2026	2,211	2,196
Commonwealth Bank of Australia 2.25% 20206	1,000	997
Commonwealth Bank of Australia 2.75% 20226	1,000	1,003
Crédit Agricole SA 4.375% 20256	1,700	1,779
Credit Suisse Group AG 1.70% 2018	4,000	3,997
Credit Suisse Group AG 3.00% 2021	250	253
Credit Suisse Group AG 3.80% 2023	1,625	1,678
Danske Bank AS 2.00% 20216	2,365	2,314
Danske Bank AS 2.70% 20226	2,000	2,003
DNB ASA 2.375% 20216	3,000	2,982
Goldman Sachs Group, Inc. 1.95% 2019	3,900	3,878
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,009
Goldman Sachs Group, Inc. 2.875% 2021	231	233
Goldman Sachs Group, Inc. 5.25% 2021	200	217
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,770
Goldman Sachs Group, Inc. 2.905% 2023	10,900	10,834
Goldman Sachs Group, Inc. 2.908% 2023	3,000	2,983
Goldman Sachs Group, Inc. 3.50% 2025	280	285
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.691% 2028	$2,000	$2,031
HSBC Holdings PLC 3.262% 2023	5,250	5,326
HSBC Holdings PLC 4.25% 2024	3,000	3,137
HSBC Holdings PLC 3.90% 2026	200	208
HSBC Holdings PLC 4.30% 2026	200	213
Icahn Enterprises Finance Corp. 6.25% 2022	4,150	4,254
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,017
Intesa Sanpaolo SpA 5.017% 20246	2,730	2,799
JPMorgan Chase & Co. 2.55% 2020	2,750	2,759
JPMorgan Chase & Co. 2.55% 2021	497	497
JPMorgan Chase & Co. 3.25% 2022	180	184
JPMorgan Chase & Co. 2.70% 2023	125	124
JPMorgan Chase & Co. 3.54% 2028	5,525	5,626
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	3,200	3,327
Lloyds Banking Group PLC 3.00% 2022	4,000	4,023
Lloyds Banking Group PLC 2.907% 2023	1,525	1,513
Lloyds Banking Group PLC 4.582% 2025	1,500	1,575
MetLife, Inc. 1.55% 20196	3,500	3,461
MetLife, Inc. 2.50% 20206	8,000	8,020
MetLife, Inc. 1.95% 20216	2,500	2,450
Morgan Stanley 2.50% 2021	3,000	2,996
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 202412	3,000	3,065
Morgan Stanley 3.875% 2026	2,650	2,764
Morgan Stanley 3.625% 2027	2,775	2,843
National Australia Bank Ltd. 1.375% 2019	975	963
National Australia Bank Ltd. 1.875% 2021	975	955
Navient Corp. 4.875% 2019	7,800	7,951
Navient Corp. 6.50% 2022	3,325	3,492
Navient Corp. 5.50% 2023	3,640	3,645
Navient Corp. 6.125% 2024	2,550	2,595
New York Life Global Funding 1.50% 20196	1,525	1,505
New York Life Global Funding 1.70% 20216	1,500	1,457
New York Life Global Funding 2.35% 20266	1,190	1,137
Nordea Bank AB 2.50% 20206	4,450	4,456
PNC Bank 1.45% 2019	3,340	3,298
PNC Bank 2.30% 2020	250	250
PNC Bank 2.55% 2021	8,000	8,000
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,451
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,097
Prudential Financial, Inc. 3.50% 2024	4,000	4,160
Rabobank Nederland 2.75% 2022	2,825	2,849
Rabobank Nederland 4.375% 2025	5,500	5,814
Skandinaviska Enskilda Banken AB 2.625% 2021	250	251
Skandinaviska Enskilda Banken AB 2.80% 2022	4,750	4,790
Starwood Property Trust, Inc. 5.00% 2021	2,550	2,652
Travelers Companies, Inc. 4.00% 2047	1,735	1,851
UBS Group AG 4.125% 20256	2,750	2,888
UniCredit SPA 3.75% 20226	8,350	8,503
UniCredit SPA 4.625% 20276	3,125	3,302
UniCredit SPA 5.861% 20326	3,050	3,256
US Bancorp. 2.625% 2022	1,805	1,816
US Bancorp. 3.70% 2024	7,000	7,356
US Bancorp. 2.375% 2026	6,500	6,125
US Bancorp. 3.15% 2027	10,500	10,529
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.50% 2021	$7,500	$7,499
Wells Fargo & Co. 2.625% 2022	3,000	2,985
Wells Fargo & Co. 3.584% 2028	4,425	4,515
Westpac Banking Corp. 2.15% 2020	12,000	11,950
Westpac Banking Corp. 2.75% 2023	3,500	3,495
		350,798
Health care 1.23%
Abbott Laboratories 2.90% 2021	1,130	1,144
Abbott Laboratories 3.40% 2023	270	275
Abbott Laboratories 3.75% 2026	6,695	6,886
Abbott Laboratories 4.75% 2036	460	518
Abbott Laboratories 4.90% 2046	500	575
AbbVie Inc. 2.50% 2020	360	361
AbbVie Inc. 2.90% 2022	115	115
AbbVie Inc. 3.20% 2022	4,680	4,757
AbbVie Inc. 3.60% 2025	110	113
AbbVie Inc. 4.30% 2036	650	698
AbbVie Inc. 4.45% 2046	6,850	7,470
Aetna Inc. 1.70% 2018	855	854
Allergan PLC 2.35% 2018	2,000	2,002
Allergan PLC 3.00% 2020	1,050	1,060
Allergan PLC 3.45% 2022	7,645	7,774
Allergan PLC 3.80% 2025	1,253	1,277
Allergan PLC 4.55% 2035	2,202	2,335
Allergan PLC 4.75% 2045	795	849
Amgen Inc. 2.65% 2022	7,000	6,987
Amgen Inc. 2.70% 2022	3,400	3,399
Amgen Inc. 4.40% 2045	2,000	2,183
AstraZeneca PLC 3.375% 2025	7,890	8,033
Bayer AG 2.375% 20196	2,750	2,752
Becton, Dickinson and Co. 2.133% 2019	2,250	2,246
Becton, Dickinson and Co. 2.404% 2020	2,250	2,239
Becton, Dickinson and Co. 2.894% 2022	6,360	6,326
Becton, Dickinson and Co. 3.363% 2024	860	863
Boston Scientific Corp. 3.85% 2025	5,500	5,662
Centene Corp. 4.75% 2022	10,495	10,941
Centene Corp. 4.75% 2025	3,825	3,902
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.819% 202110,11,12	2,132	1,769
Concordia Healthcare Corp. 9.50% 20226	4,210	400
Concordia Healthcare Corp. 7.00% 20236	7,380	701
DaVita HealthCare Partners Inc. 5.00% 2025	3,875	3,884
DJO Finance LLC 8.125% 20216	900	846
EMD Finance LLC 2.40% 20206	210	210
EMD Finance LLC 2.95% 20226	1,010	1,015
EMD Finance LLC 3.25% 20256	6,170	6,213
Endo Finance LLC & Endo Finco Inc. 6.00% 20256	3,280	2,558
Endo International PLC 5.75% 20226	5,865	4,912
HCA Inc. 5.25% 2026	1,250	1,328
Healthsouth Corp. 5.75% 2024	6,850	7,038
Healthsouth Corp. 5.75% 2025	3,285	3,433
Jaguar Holding Co. 6.375% 20236	1,600	1,620
Johnson & Johnson 2.25% 2022	3,750	3,747
Johnson & Johnson 2.45% 2026	1,285	1,254
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 3.625% 2037	$1,000	$1,058
Johnson & Johnson 3.75% 2047	750	802
Kinetic Concepts, Inc. 12.50% 20216	2,430	2,740
Mallinckrodt PLC 4.875% 20206	5,360	5,172
Medtronic, Inc. 3.50% 2025	3,000	3,114
Medtronic, Inc. 3.35% 2027	1,500	1,541
Medtronic, Inc. 4.375% 2035	4,537	5,121
Medtronic, Inc. 4.625% 2045	3,260	3,804
Molina Healthcare, Inc. 5.375% 2022	8,985	9,412
Molina Healthcare, Inc. 4.875% 20256	4,725	4,737
Multiplan, Inc. 8.50% 20226,13	2,535	2,636
Quintiles Transnational Corp. 4.875% 20236	2,475	2,562
Roche Holdings, Inc. 2.875% 20216	8,625	8,756
Roche Holdings, Inc. 1.75% 20226	2,340	2,276
Roche Holdings, Inc. 3.35% 20246	1,200	1,242
Roche Holdings, Inc. 3.00% 20256	6,000	6,049
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)1,3,10,11,12,13	7,108	6,721
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20181,3,10,11,12	2,968	2,953
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20191,3,10,11,12	2,400	2,388
Shire PLC 1.90% 2019	2,130	2,111
Shire PLC 2.40% 2021	6,465	6,368
Shire PLC 3.20% 2026	1,500	1,469
Team Health Holdings, Inc. 6.375% 20256	2,525	2,266
Tenet Healthcare Corp. 4.375% 2021	3,650	3,659
Tenet Healthcare Corp. 4.625% 20246	3,153	3,086
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,364
Tenet Healthcare Corp., First Lien, 6.00% 2020	10,405	11,040
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,525	2,550
Teva Pharmaceutical Finance Company BV 1.40% 2018	735	730
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	705
Teva Pharmaceutical Finance Company BV 2.20% 2021	10,720	9,800
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,413	7,334
Teva Pharmaceutical Finance Company BV 3.15% 2026	12,876	10,648
Teva Pharmaceutical Finance Company BV 4.10% 2046	3,550	2,711
Thermo Fisher Scientific Inc. 2.40% 2019	4,025	4,036
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,124
Valeant Pharmaceuticals International, Inc. 6.375% 20206	12,165	12,317
Valeant Pharmaceuticals International, Inc. 6.125% 20256	13,500	12,403
Valeant Pharmaceuticals International, Inc. 9.00% 20256	1,405	1,468
Zimmer Holdings, Inc. 3.15% 2022	6,070	6,090
		314,887
Utilities 0.81%
AEP Transmission Company LLC 3.75% 20476	2,390	2,462
AES Corp. 5.50% 2025	5,525	5,829
AES Corp. 6.00% 2026	2,990	3,244
Ameren Corp. 3.70% 2047	4,240	4,346
American Electric Power Co., Inc. 2.95% 2022	4,020	4,081
American Electric Power Co., Inc. 2.75% 2026	670	646
American Electric Power Co., Inc. 3.20% 2027	1,275	1,268
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,251
Calpine Corp. 5.375% 2023	4,210	4,115
Calpine Corp. 5.25% 20266	4,970	4,889
Centerpoint Energy, Inc. 2.50% 2022	900	887
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 8.75% 2019	$667	$726
Comision Federal de Electricidad 4.75% 20276	1,270	1,334
Commonwealth Edison Company 2.55% 2026	750	726
Commonwealth Edison Company 4.35% 2045	2,085	2,347
Commonwealth Edison Company 3.65% 2046	2,000	2,023
Consumers Energy Co. 3.375% 2023	475	488
Consumers Energy Co. 3.125% 2024	3,785	3,828
Consumers Energy Co. 3.25% 2046	940	904
Dominion Resources, Inc. 1.875% 20186	2,500	2,493
Dominion Resources, Inc. 1.60% 2019	890	880
Dominion Resources, Inc. 2.962% 2019	300	302
Dominion Resources, Inc. 2.579% 2020	950	951
Dominion Resources, Inc. 2.00% 2021	790	773
Dominion Resources, Inc. 2.75% 2022	800	799
Dominion Resources, Inc. 2.85% 2026	1,500	1,451
Duke Energy Carolinas, Inc. 3.70% 2047	1,325	1,367
Duke Energy Corp. 1.80% 2021	275	268
Duke Energy Corp. 3.75% 2024	150	157
Duke Energy Corp. 2.65% 2026	2,325	2,231
Duke Energy Corp. 3.15% 2027	1,855	1,845
Duke Energy Florida, LLC 3.20% 2027	2,420	2,452
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,986
Duke Energy Progress Inc. 4.15% 2044	3,020	3,299
Duke Energy Progress Inc. 3.70% 2046	4,350	4,450
EDP Finance BV 4.125% 20206	3,402	3,510
EDP Finance BV 3.625% 20246	12,250	12,347
Electricité de France SA 2.35% 20206	650	649
Electricité de France SA 6.95% 20396	4,000	5,470
Emera US Finance LP 2.15% 2019	300	299
Emera US Finance LP 2.70% 2021	770	769
Emera US Finance LP 3.55% 2026	645	648
Enel Finance International SA 3.50% 20286	5,800	5,684
Enersis Américas SA 4.00% 2026	495	505
Entergy Corp. 2.95% 2026	1,160	1,130
Exelon Corp. 3.497% 2022	5,250	5,355
Exelon Corp. 3.40% 2026	200	200
FirstEnergy Corp. 3.90% 2027	3,660	3,756
FirstEnergy Corp. 7.375% 2031	2,250	3,041
FirstEnergy Corp. 4.85% 2047	6,395	7,159
FirstEnergy Corp., Series B, 4.25% 2023	1,540	1,610
Great Plains Energy Inc. 4.20% 2047	2,100	2,231
MidAmerican Energy Co. 2.40% 2019	1,500	1,506
MidAmerican Energy Co. 3.10% 2027	2,000	2,012
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	5,961
NiSource Finance Corp. 2.65% 2022	675	671
Northern States Power Co. 4.125% 2044	6,000	6,555
NRG Energy, Inc. 6.25% 2022	4,790	5,006
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,233
Pacific Gas and Electric Co. 3.85% 2023	6,929	7,230
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,336
Pacific Gas and Electric Co. 3.30% 20276	5,305	5,265
Pacific Gas and Electric Co. 3.30% 2027	1,545	1,535
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,329
Pacific Gas and Electric Co. 3.95% 20476	3,750	3,733
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 5.65% 2018	$1,250	$1,276
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,003
Public Service Co. of Colorado 2.25% 2022	2,000	1,970
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,885
Public Service Enterprise Group Inc. 2.25% 2026	385	363
Puget Energy, Inc. 6.50% 2020	1,245	1,379
Puget Energy, Inc. 6.00% 2021	1,823	2,018
Puget Energy, Inc. 5.625% 2022	1,965	2,172
Puget Energy, Inc. 3.65% 2025	3,135	3,218
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,612
South Carolina Electric & Gas Co. 4.10% 2046	2,595	2,645
Talen Energy Corp. 9.50% 20226	770	793
Talen Energy Corp. 10.50% 20266	675	671
Tampa Electric Co. 4.35% 2044	3,805	4,152
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20186,11	58	58
Virginia Electric and Power Co. 2.95% 2026	1,700	1,686
Virginia Electric and Power Co. 3.50% 2027	4,300	4,453
		208,187
Consumer discretionary 0.79%
Amazon.com, Inc. 2.40% 20236	3,000	2,972
Amazon.com, Inc. 2.80% 20246	5,875	5,865
Amazon.com, Inc. 3.15% 20276	2,250	2,257
American Axle & Manufacturing Holdings, Inc. 6.50% 20276	3,275	3,476
Bayerische Motoren Werke AG 2.25% 20236	600	583
Cablevision Systems Corp. 6.75% 2021	5,975	6,423
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	6,000	6,266
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,065
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20266	5,850	6,091
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,920	1,904
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20286	4,250	4,154
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	585	684
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	2,615	2,689
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	15,760	15,504
Comcast Corp. 5.875% 2018	100	101
Comcast Corp. 1.625% 2022	2,000	1,935
Comcast Corp. 2.35% 2027	5,435	5,137
Comcast Corp. 3.30% 2027	1,000	1,021
Comcast Corp. 3.20% 2036	750	714
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.82% 202010,11,12	2,000	1,727
DaimlerChrysler North America Holding Corp. 2.25% 20196	6,000	5,983
DaimlerChrysler North America Holding Corp. 2.25% 20206	2,765	2,755
DaimlerChrysler North America Holding Corp. 2.00% 20216	200	196
DaimlerChrysler North America Holding Corp. 3.45% 20276	2,505	2,566
Ford Motor Credit Co. 1.897% 2019	2,500	2,482
Ford Motor Credit Co. 2.597% 2019	3,000	3,003
Ford Motor Credit Co. 2.343% 2020	7,635	7,567
Ford Motor Credit Co. 3.157% 2020	1,000	1,013
Ford Motor Credit Co. 3.20% 2021	2,250	2,283
Ford Motor Credit Co. 4.134% 2025	5,000	5,178
Ford Motor Credit Co. 5.291% 2046	750	819
General Motors Co. 6.75% 2046	250	316
General Motors Financial Co. 2.35% 2019	3,500	3,491
General Motors Financial Co. 3.70% 2020	6,355	6,528
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.45% 2022	$3,625	$3,676
General Motors Financial Co. 3.45% 2022	2,000	2,029
General Motors Financial Co. 3.50% 2024	6,600	6,595
General Motors Financial Co. 4.30% 2025	1,250	1,304
General Motors Financial Co. 4.35% 2027	1,000	1,042
Hanesbrands Inc. 4.625% 20246	660	677
Hanesbrands Inc. 4.875% 20266	725	747
Home Depot, Inc. 1.80% 2020	3,415	3,389
Home Depot, Inc. 4.25% 2046	3,500	3,915
iHeartCommunications, Inc. 9.00% 2019	8,920	6,668
Liberty Global PLC 5.50% 20286	2,725	2,657
Limited Brands, Inc. 6.875% 2035	1,785	1,812
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,617
McDonald’s Corp. 2.75% 2020	1,750	1,769
McDonald’s Corp. 2.625% 2022	1,105	1,108
McDonald’s Corp. 4.875% 2045	1,600	1,859
Meritage Homes Corp. 5.125% 2027	2,675	2,728
NBC Universal Enterprise, Inc. 1.974% 20196	100	100
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.642% 202010,11,12	2,700	2,211
Newell Rubbermaid Inc. 2.60% 2019	188	189
Newell Rubbermaid Inc. 3.15% 2021	2,050	2,074
Newell Rubbermaid Inc. 3.85% 2023	1,850	1,916
Petsmart, Inc. 5.875% 20256	11,385	8,795
Petsmart, Inc. 8.875% 20256	7,875	4,784
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,390	3,390
Scientific Games Corp. 7.00% 20226	1,975	2,086
Sirius XM Radio Inc 3.875% 20226	2,175	2,191
Sotheby’s 5.25% 20226	2,435	2,512
Starbucks Corp. 2.70% 2022	1,500	1,505
Starbucks Corp. 3.75% 2047	875	888
TI Automotive Ltd. 8.75% 20236	873	941
Time Warner Inc. 3.80% 2027	605	605
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20236	4,018	4,103
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20256	4,425	4,569
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20276	1,025	1,040
		203,239
Telecommunication services 0.65%
AT&T Inc. 2.85% 2023	5,205	5,231
AT&T Inc. 3.40% 2024	1,560	1,570
AT&T Inc. 3.90% 2027	1,500	1,513
AT&T Inc. 4.10% 20286	4,464	4,487
AT&T Inc. 4.90% 2037	4,675	4,755
AT&T Inc. 5.15% 2050	2,160	2,179
British Telecommunications PLC 9.125% 2030	4,225	6,324
CenturyLink, Inc. 6.75% 2023	7,675	7,550
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20206	5,643	5,742
Deutsche Telekom International Finance BV 1.50% 20196	2,628	2,591
Deutsche Telekom International Finance BV 1.95% 20216	1,000	973
Deutsche Telekom International Finance BV 2.82% 20226	2,535	2,540
Deutsche Telekom International Finance BV 3.60% 20276	3,750	3,774
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,618
France Télécom 4.125% 2021	5,000	5,288
France Télécom 9.00% 2031	33	50
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 11.00% 2025	$14,475	$10,712
Inmarsat PLC 4.875% 20226	7,775	7,794
Inmarsat PLC 6.50% 20246	5,450	5,545
Intelsat Jackson Holding Co. 6.625% 202410,11	1,400	1,418
Intelsat Jackson Holding Co. 8.00% 20246	4,275	4,510
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)10,11,12,13	16,454	15,302
MetroPCS Wireless, Inc. 6.625% 2023	3,850	4,023
Orange SA 1.625% 2019	2,250	2,223
Orange SA 5.50% 2044	3,000	3,693
SoftBank Group Corp. 4.50% 20206	13,190	13,507
T-Mobile US, Inc. 6.50% 2026	275	301
Trilogy International Partners, LLC 8.875% 20226	7,250	7,449
Verizon Communications Inc. 2.946% 2022	2,940	2,961
Verizon Communications Inc. 4.50% 2033	3,500	3,679
Verizon Communications Inc. 4.125% 2046	4,228	3,918
Wind Tre SpA 5.00% 20266	3,925	3,752
Windstream Holdings, Inc. 8.75% 20246	10,822	7,616
Ziggo Bond Finance BV 5.50% 20276	9,150	9,162
		167,750
Materials 0.60%
Aleris International, Inc. 7.875% 2020	1,625	1,617
Anglo American Capital PLC 3.625% 20246	2,035	2,027
Anglo American Capital PLC 4.00% 20276	2,365	2,352
Ball Corp. 4.375% 2020	2,450	2,545
CF Industries, Inc. 4.50% 20266	1,155	1,206
CF Industries, Inc. 4.95% 2043	4,830	4,588
Chemours Co. 6.625% 2023	4,990	5,302
Cleveland-Cliffs Inc. 4.875% 20246	1,175	1,175
Cliffs Natural Resources Inc. 5.75% 20256	17,195	16,464
Eastman Chemical Co. 2.70% 2020	7,000	7,048
First Quantum Minerals Ltd. 7.00% 20216	7,177	7,464
First Quantum Minerals Ltd. 7.25% 20226	7,925	8,347
First Quantum Minerals Ltd. 7.50% 20256	10,200	11,105
FMG Resources 9.75% 20226	7,595	8,423
Freeport-McMoRan Inc. 3.55% 2022	8,710	8,634
Georgia Gulf Corp. 4.625% 2021	3,550	3,656
Georgia-Pacific Corp. 2.539% 20196	7,000	7,026
H.I.G. Capital, LLC 6.75% 20246	1,441	1,441
Holcim Ltd. 5.15% 20236	7,395	8,090
Huntsman International LLC 4.875% 2020	4,935	5,151
International Paper Co. 7.30% 2039	2,005	2,831
Mosaic Co. 3.25% 2022	2,250	2,233
Mosaic Co. 4.05% 2027	2,125	2,134
Nova Chemicals Corp 5.25% 20276	1,700	1,700
Novelis Corp. 5.875% 20266	2,600	2,659
Rayonier Advanced Materials Inc. 5.50% 20246	3,304	3,308
Reynolds Group Inc. 5.75% 202011	3,629	3,688
Ryerson Inc. 11.00% 20226	6,190	6,941
Sherwin-Williams Co. 2.25% 2020	2,250	2,244
Sherwin-Williams Co. 2.75% 2022	1,185	1,181
Sherwin-Williams Co. 3.125% 2024	550	554
Sherwin-Williams Co. 3.45% 2027	1,395	1,420
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale SA 6.25% 2026	$3,340	$3,878
Venator Materials 5.75% 20256	1,060	1,124
Warrior Met Coal, Inc. 8.00% 20246	975	1,009
Westlake Chemical Corp. 4.375% 2047	2,915	3,037
		153,602
Consumer staples 0.52%
Altria Group, Inc. 2.625% 2020	2,350	2,366
Altria Group, Inc. 4.00% 2024	1,250	1,327
Altria Group, Inc. 2.625% 2026	1,275	1,234
Altria Group, Inc. 4.50% 2043	3,000	3,265
Altria Group, Inc. 5.375% 2044	750	914
Altria Group, Inc. 3.875% 2046	975	969
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,006
Anheuser-Busch InBev NV 3.30% 2023	5,940	6,084
Anheuser-Busch InBev NV 3.65% 2026	4,985	5,152
Anheuser-Busch InBev NV 4.90% 2046	550	639
Avon Products, Inc. 7.875% 20226	1,650	1,687
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 202510,11,12	1,275	1,248
British American Tobacco International Finance PLC 3.95% 20256	5,500	5,737
British American Tobacco PLC 3.222% 20246	5,000	5,006
British American Tobacco PLC 4.39% 20376	5,500	5,769
British American Tobacco PLC 4.54% 20476	1,000	1,056
Constellation Brands, Inc. 2.00% 2019	2,250	2,236
Constellation Brands, Inc. 2.25% 2020	2,250	2,231
Constellation Brands, Inc. 2.65% 2022	4,835	4,788
Constellation Brands, Inc. 2.70% 2022	395	393
Constellation Brands, Inc. 3.50% 2027	1,030	1,053
Constellation Brands, Inc. 4.50% 2047	445	490
Costco Wholesale Corp. 2.15% 2021	2,250	2,241
Costco Wholesale Corp. 2.30% 2022	2,250	2,233
Costco Wholesale Corp. 2.75% 2024	12,250	12,247
Costco Wholesale Corp. 3.00% 2027	2,250	2,255
Imperial Tobacco Finance PLC 3.50% 20236	4,000	4,080
Molson Coors Brewing Co. 1.45% 2019	425	420
Molson Coors Brewing Co. 1.90% 2019	2,015	2,006
Molson Coors Brewing Co. 2.25% 2020	1,725	1,717
Molson Coors Brewing Co. 2.10% 2021	165	162
Molson Coors Brewing Co. 3.00% 2026	460	451
Molson Coors Brewing Co. 4.20% 2046	2,250	2,300
PepsiCo, Inc. 1.35% 2019	1,290	1,275
PepsiCo, Inc. 3.00% 2027	2,500	2,494
Philip Morris International Inc. 2.00% 2020	2,000	1,988
Philip Morris International Inc. 1.875% 2021	2,000	1,964
Philip Morris International Inc. 2.375% 2022	1,960	1,932
Philip Morris International Inc. 2.50% 2022	2,250	2,231
Philip Morris International Inc. 2.625% 2022	2,395	2,396
Philip Morris International Inc. 3.25% 2024	5,000	5,086
Philip Morris International Inc. 3.125% 2028	1,500	1,497
Philip Morris International Inc. 4.25% 2044	2,050	2,164
Procter & Gamble Co. 1.70% 2021	825	805
Reckitt Benckiser Group PLC 2.375% 20226	2,545	2,496
Reynolds American Inc. 3.25% 2020	1,035	1,052
Reynolds American Inc. 4.00% 2022	1,035	1,082
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$2,455	$2,621
Reynolds American Inc. 5.70% 2035	755	902
Reynolds American Inc. 5.85% 2045	2,030	2,542
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,122
Wal-Mart Stores, Inc. 2.65% 2024	6,250	6,230
		132,641
Industrials 0.45%
3M Co. 2.25% 2026	1,000	951
Allison Transmission Holdings, Inc. 5.00% 20246	2,975	3,075
Associated Materials, LLC 9.00% 20246	9,025	9,770
Avis Budget Group, Inc. 5.50% 2023	3,055	3,143
Bohai Financial Investment Holding Co., Ltd. 5.50% 20246	2,250	2,239
Canadian National Railway Co. 3.20% 2046	2,635	2,558
Corporate Risk Holdings LLC 9.50% 20196	3,878	4,057
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,3,6,13	952	1,019
Euramax International, Inc. 12.00% 20206	4,350	4,720
General Electric Co. 2.70% 2022	6,535	6,528
General Electric Co. 4.125% 2042	2,500	2,623
Hardwoods Acquisition Inc 7.50% 20216	2,635	2,437
Hertz Global Holdings Inc. 7.625% 20226	6,650	6,983
Kratos Defense & Security Solutions, Inc. 6.50% 20256	620	646
Lockheed Martin Corp. 2.50% 2020	6,015	6,057
Lockheed Martin Corp. 3.10% 2023	545	554
Lockheed Martin Corp. 3.55% 2026	8,490	8,829
LSC Communications, Inc. 8.75% 20236	2,100	2,166
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20216	2,350	2,003
Northrop Grumman Corp., 2.93% 2025	3,645	3,628
Northrop Grumman Corp. 3.25% 2028	5,995	6,015
Northrop Grumman Corp. 4.03% 2047	1,405	1,473
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,696
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,833
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,211
Rockwell Collins, Inc. 1.95% 2019	1,125	1,120
Rockwell Collins, Inc. 2.80% 2022	3,025	3,032
Rockwell Collins, Inc. 3.20% 2024	2,275	2,295
Roper Technologies, Inc. 2.80% 2021	2,065	2,070
Roper Technologies, Inc. 3.80% 2026	835	862
Siemens AG 2.70% 20226	3,360	3,381
United Technologies Corp. 3.125% 2027	7,000	7,011
Virgin Australia Holdings Ltd. 8.50% 20196	2,500	2,607
		115,592
Information technology 0.41%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 202510,11,12	1,750	1,760
Alphabet Inc. 1.998% 2026	5,150	4,860
Apple Inc. 2.50% 2022	2,355	2,358
Apple Inc. 3.00% 2024	1,250	1,267
Apple Inc. 2.75% 2025	6,000	5,952
Apple Inc. 2.90% 2027	9,000	8,902
Apple Inc. 3.35% 2027	90	92
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 202510,11,12	600	622
BMC Software, Inc. 8.125% 20216	5,275	5,334
Broadcom Ltd. 2.375% 20206	1,500	1,490
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.00% 20226	$1,500	$1,488
Broadcom Ltd. 3.625% 20246	1,500	1,493
Broadcom Ltd. 3.875% 20276	5,800	5,717
EchoStar Corp. 6.625% 2026	3,450	3,622
First Data Corp. 5.375% 20236	2,850	2,974
First Data Corp. 5.00% 20246	2,400	2,478
Gogo Inc. 12.50% 20226	14,275	16,149
Harris Corp. 3.832% 2025	1,000	1,038
Infor Software 7.125% 20216,13	1,275	1,310
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 202410,11,12	3,000	3,121
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 202410,11,12	1,845	1,842
Microsoft Corp. 4.20% 2035	6,000	6,816
Microsoft Corp. 4.10% 2037	1,000	1,118
Oracle Corp. 2.65% 2026	2,000	1,952
Qorvo, Inc. 7.00% 2025	1,950	2,186
Solera Holdings, Inc. 10.50% 20246	1,125	1,271
Unisys Corp. 10.75% 20226	3,125	3,508
Visa Inc. 2.80% 2022	2,000	2,030
Visa Inc. 3.15% 2025	10,000	10,231
Visa Inc. 2.75% 2027	1,620	1,600
		104,581
Real estate 0.33%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,248
American Campus Communities, Inc. 3.35% 2020	1,765	1,801
American Campus Communities, Inc. 3.75% 2023	4,375	4,492
American Campus Communities, Inc. 4.125% 2024	6,225	6,491
American Campus Communities, Inc. 3.625% 2027	5,745	5,692
American Tower Corp. 3.55% 2027	1,425	1,417
American Tower Corp. 3.60% 2028	2,000	1,992
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,093
Communications Sales & Leasing, Inc. 6.00% 20236	1,300	1,280
Corporate Office Properties LP 3.60% 2023	765	766
Corporate Office Properties LP 5.25% 2024	3,595	3,882
EPR Properties 4.75% 2026	6,070	6,240
EPR Properties 4.50% 2027	4,365	4,397
Essex Portfolio LP 3.875% 2024	1,000	1,038
Essex Portfolio LP 3.50% 2025	5,865	5,923
Hospitality Properties Trust 4.50% 2023	2,295	2,402
Hospitality Properties Trust 4.50% 2025	325	338
Hospitality Properties Trust 4.95% 2027	1,000	1,056
Hospitality Properties Trust 3.95% 2028	3,825	3,717
Host Hotels & Resorts LP 4.50% 2026	705	739
Kimco Realty Corp. 3.125% 2023	2,820	2,817
Kimco Realty Corp. 2.70% 2024	1,220	1,183
Kimco Realty Corp. 3.80% 2027	1,295	1,310
Public Storage 2.37% 2022	1,115	1,101
Public Storage 3.094% 2027	2,705	2,690
Scentre Group 3.25% 20256	2,000	1,967
Scentre Group 3.50% 20256	4,075	4,100
Scentre Group 3.75% 20276	2,930	2,977
UDR, Inc. 2.95% 2026	1,510	1,454
WEA Finance LLC 2.70% 20196	200	201
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.25% 20206	$4,105	$4,179
Westfield Corp. Ltd. 3.15% 20226	5,615	5,672
		85,655
Total corporate bonds & notes		2,290,286
Mortgage-backed obligations 5.29% Federal agency mortgage-backed obligations 5.14%
Fannie Mae 6.00% 202111	24	25
Fannie Mae 6.00% 202611	338	378
Fannie Mae 5.50% 203311	588	652
Fannie Mae 5.50% 203311	402	447
Fannie Mae 3.00% 203611	22,460	22,828
Fannie Mae 5.50% 203611	917	1,018
Fannie Mae 6.00% 203611	2,090	2,366
Fannie Mae 6.00% 203611	680	770
Fannie Mae 6.00% 203611	113	128
Fannie Mae 5.50% 203711	322	357
Fannie Mae 5.50% 203711	178	197
Fannie Mae 6.00% 203711	2,011	2,269
Fannie Mae 6.00% 203711	1,852	2,080
Fannie Mae 6.00% 203711	209	235
Fannie Mae 6.00% 203711	31	35
Fannie Mae 6.00% 203811	3,098	3,496
Fannie Mae 6.00% 203811	2,149	2,425
Fannie Mae 6.00% 203811	1,037	1,168
Fannie Mae 6.00% 203811	977	1,096
Fannie Mae 6.00% 203811	500	565
Fannie Mae 6.00% 203811	498	561
Fannie Mae 6.00% 203811	64	72
Fannie Mae 6.00% 203811	55	62
Fannie Mae 6.00% 203811	41	46
Fannie Mae 6.00% 203911	1	1
Fannie Mae 6.00% 204011	556	627
Fannie Mae 6.00% 204011	181	204
Fannie Mae 4.00% 204111	3,897	4,125
Fannie Mae 4.00% 204111	2,989	3,166
Fannie Mae 6.00% 204111	962	1,086
Fannie Mae 6.00% 204111	724	818
Fannie Mae 3.50% 204211	10,597	10,952
Fannie Mae 4.00% 204311	4,004	4,259
Fannie Mae 4.00% 204311	2,571	2,735
Fannie Mae 4.00% 204311	2,112	2,236
Fannie Mae 3.50% 204511	17,236	17,807
Fannie Mae 3.50% 204511	4,312	4,458
Fannie Mae 3.00% 204611	37,518	37,556
Fannie Mae 3.50% 204611	7,870	8,136
Fannie Mae 3.50% 204611	4,602	4,746
Fannie Mae 3.50% 204611	3,137	3,235
Fannie Mae 4.00% 204611	3,494	3,682
Fannie Mae 4.00% 204611	1,109	1,171
Fannie Mae 3.50% 204711	64,293	66,108
Fannie Mae 3.50% 204711	6,786	6,978
Fannie Mae 3.50% 204711	5,914	6,099
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 204711	$25,361	$26,783
Fannie Mae 4.00% 204711	15,559	16,317
Fannie Mae 7.00% 204711	66	74
Fannie Mae 7.00% 204711	3	4
Fannie Mae 3.50% 204811,14	25,000	25,684
Fannie Mae 3.50% 204811,14	3,700	3,795
Fannie Mae 4.00% 204811,14	102,000	106,587
Fannie Mae 4.00% 204811,14	75,000	78,478
Fannie Mae 4.50% 204811,14	50,000	53,203
Fannie Mae 4.50% 204811,14	17,790	18,907
Fannie Mae, Series 2012-M14, Class A2, Multi Family 2.301% 202211,12	2,145	2,136
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 202211	4,787	4,794
Fannie Mae, Series 2012-M5, Class A2, Multi Family 2.715% 202211	4,000	4,053
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.217% 202311,12	9,125	9,414
Fannie Mae, Series 2013-M14, Class A2, Multi Family 3.329% 202311,12	7,530	7,807
Fannie Mae, Series 2014-M2, Class A2, Multi Family 3.513% 202311,12	6,450	6,760
Fannie Mae, Series 2014-M9, Class A2, Multi Family 3.103% 202411,12	6,215	6,396
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 202411,12	7,000	7,341
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 202611,12	9,665	9,405
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 202711,12	2,891	2,912
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203611	119	105
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	201	234
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	49	57
Freddie Mac 5.00% 202311	177	186
Freddie Mac 3.50% 203411	10,427	10,867
Freddie Mac 3.00% 203711	33,742	34,289
Freddie Mac 3.50% 203711	26,595	27,602
Freddie Mac 3.50% 203711	24,318	25,239
Freddie Mac 5.00% 203811	1,285	1,400
Freddie Mac 6.50% 203811	156	173
Freddie Mac 4.50% 203911	236	252
Freddie Mac 5.00% 204011	2,314	2,512
Freddie Mac 4.00% 204211	5,120	5,410
Freddie Mac 4.00% 204311	6,533	6,911
Freddie Mac 4.00% 204311	2,635	2,809
Freddie Mac 4.00% 204311	2,552	2,705
Freddie Mac 4.00% 204511	16,056	16,978
Freddie Mac 4.00% 204511	16,048	16,971
Freddie Mac 3.50% 204611	5,268	5,429
Freddie Mac 4.50% 204611	2,385	2,536
Freddie Mac 4.50% 204611	1,547	1,645
Freddie Mac 3.50% 204711	48,255	49,667
Freddie Mac 3.50% 204711	24,893	25,622
Freddie Mac 3.50% 204711	12,880	13,258
Freddie Mac 3.50% 204711	5,122	5,279
Freddie Mac 4.00% 204711	6,834	7,158
Freddie Mac 3.50% 204811,14	36,680	37,688
Freddie Mac 3.50% 204811,14	100	103
Freddie Mac 4.00% 204811,14	73,700	77,103
Freddie Mac 4.00% 204811,14	18,000	18,806
Freddie Mac 4.50% 204811,14	2,000	2,127
Freddie Mac Pool #760014 2.969% 204511,12	1,594	1,600
Freddie Mac, Series KS01, Class A1, Multi Family 1.693% 202211	1,511	1,496
Freddie Mac, Series K019, Class A2, Multi Family 2.272% 202211	4,000	3,983
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 202211	$3,680	$3,681
Freddie Mac, Series K025, Class A2, Multi Family 2.682% 202211	4,000	4,051
Freddie Mac, Series K030, Class A1, Multi Family 2.779% 202211	4,545	4,594
Freddie Mac, Series K723, Class A2, Multi Family 2.454% 202311	3,025	3,016
Freddie Mac, Series K034, Class A1, Multi Family 2.669% 202311	1,822	1,840
Freddie Mac, Series K028, Class A2, Multi Family 3.111% 202311	5,900	6,084
Freddie Mac, Series K725, Class A2, Multi Family 3.002% 202411	5,555	5,685
Freddie Mac, Series K044, Class A2, Multi Family 2.811% 202511	4,265	4,307
Freddie Mac, Series K047, Class A2, Multi Family 3.329% 202511	4,000	4,167
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 202611	9,510	9,368
Freddie Mac, Series K055, Class A2, Multi Family 2.673% 202611	10,050	9,983
Freddie Mac, Series K062, Class A2, Multi Family 3.413% 202611	7,175	7,504
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 202711	4,755	4,859
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 202711	17,070	17,553
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 202711	2,280	2,341
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 202711	5,265	5,433
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 202711	6,465	6,697
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 202711	4,375	4,581
Freddie Mac, Series T-041, Class 3A, 5.649% 203211,12	309	330
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 205611	12,235	12,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 205611	6,374	6,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 205611	2,818	2,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205611	11,298	11,298
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 205711	2,165	2,160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205711	1,645	1,683
Government National Mortgage Assn. 4.50% 204511	6,852	7,243
Government National Mortgage Assn. 4.00% 204711	7,655	7,995
Government National Mortgage Assn. 4.00% 204711	4,860	5,076
Government National Mortgage Assn. 4.50% 204711	9,496	10,012
Government National Mortgage Assn. 4.00% 204811,14	70,000	73,015
Government National Mortgage Assn. 4.00% 204811,14	23,000	23,984
Government National Mortgage Assn. 4.00% 204811,14	14,250	14,859
		1,317,252
Commercial mortgage-backed securities 0.06%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204811	1,185	1,198
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205011	4,735	4,997
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204811	1,400	1,453
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 204011,12	1,451	1,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 204711	1,000	1,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 204811	1,180	1,198
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20296,11	2,650	2,713
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.011% 205111,12	1,566	1,564
		15,614
Collateralized mortgage-backed (privately originated) 0.05%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.502% 202411,12	40	40
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	434	443
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203411	966	1,030
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.282% 20196,11,12	2,070	2,070
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,6,11,12	238	238
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,6,11	353	352
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20276,11	$420	$421
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.452% 20496,11,12	648	649
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20566,11,12	1,265	1,258
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20566,11,12	5,363	5,369
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20576,11,12	3,220	3,214
		15,084
Other mortgage-backed securities 0.04%
National Australia Bank 1.25% 20186,11	3,000	2,998
Royal Bank of Canada 1.875% 202011	7,000	6,944
		9,942
Total mortgage-backed obligations		1,357,892
Asset-backed obligations 0.53%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 202011	211	211
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 202111	1,500	1,493
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 202111	500	497
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 202111	3,455	3,474
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20256,11,12	3,665	3,671
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20256,11,12	2,945	2,956
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20266,11,12	4,515	4,528
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20206,11	182	182
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20216,11	500	500
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20266,11,12	6,000	6,006
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.702% 202011,12	2,000	2,002
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 202111	275	275
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20206,11	1,551	1,549
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.827% 202011,12	200	200
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20226,11	850	856
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20226,11	2,395	2,403
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20206,11	177	177
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20226,11	558	557
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20226,11	621	622
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20226,11	655	659
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20276,11	2,900	2,860
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20286,11	3,330	3,335
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20296,11	6,590	6,536
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 202011	5,740	5,739
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 202111	3,500	3,470
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20286,11	133	132
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20296,11	293	291
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20376,11	1,883	1,916
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20196,11	2,000	1,997
Madison Park Funding Ltd., Series 2014-13A, Class AR, CLO, (3-month USD-LIBOR + 1.11%) 2.467% 20256,11,12	6,800	6,807
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 202011	320	319
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 202011	163	163
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 202011	1,255	1,253
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 202011	88	88
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 202011	100	100
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 171

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 202111	$740	$738
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 202111	5,000	5,024
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 202111	300	302
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 202211	740	738
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20256,11,12	3,177	3,179
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20256,11,12	8,775	8,781
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20386,11	1,550	1,548
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20396,11	1,418	1,418
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20426,11	2,324	2,311
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20426,11	1,984	1,987
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20216,11	5,925	5,886
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20216,11	7,900	7,850
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20216,11	8,215	8,197
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 201911	246	246
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20206,11	761	760
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20256,11	611	609
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 202211	4,000	3,989
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 202311	14,170	14,346
		135,733
Bonds & notes of governments & government agencies outside the U.S. 0.22%
CPPIB Capital Inc. 1.25% 20196	3,900	3,843
CPPIB Capital Inc. 2.25% 20226	4,286	4,261
CPPIB Capital Inc. 2.75% 20276	6,600	6,561
European Investment Bank 2.25% 2022	4,470	4,450
KfW 2.125% 2022	375	372
Landwirtschaftliche Rentenbank 1.75% 2019	130	130
Manitoba (Province of) 3.05% 2024	2,600	2,654
Quebec (Province of) 2.375% 2022	6,232	6,195
Quebec (Province of) 2.75% 2027	9,000	8,922
Saudi Arabia (Kingdom of) 2.875% 20236	1,320	1,300
Saudi Arabia (Kingdom of) 3.625% 20286	2,060	2,045
Saudi Arabia (Kingdom of) 4.625% 20476	1,330	1,361
Spain (Kingdom of) 4.00% 20186	15,000	15,063
		57,157
Federal agency bonds & notes 0.20%
Fannie Mae 2.00% 2022	3,000	2,977
Fannie Mae 1.875% 2026	13,000	12,292
Federal Home Loan Bank 0.875% 2018	17,140	17,084
Freddie Mac 0.75% 2018	11,880	11,855
Freddie Mac 0.75% 2018	6,888	6,886
		51,094
Municipals 0.07% Illinois 0.06%
G.O. Bonds, Pension Funding Series 2003, 5.10% 203311	13,715	13,716
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-B, 3.587% 2043	2,000	2,003
		15,719
California 0.01%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	2,500	2,507
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 171

Bonds, notes & other debt instruments Municipals (continued) Minnesota 0.00%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 204311	$31	$30
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	10	10
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	235	246
		286
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	65	68
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	95	101
		169
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	75	75
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	60	63
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
		25
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	15	15
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	10	10
Total municipals		18,890
Total bonds, notes & other debt instruments (cost: $6,788,125,000)		6,840,318
Short-term securities 10.93%
Bank of New York Mellon Corp. 1.21%–1.23% due 1/23/2018–2/1/2018	84,200	84,099
CAFCO, LLC 1.52% due 2/27/20186	50,000	49,863
Chariot Funding, LLC 1.50%–1.85% due 3/14/2018–6/19/20186	137,300	136,335
Cisco Systems, Inc. 1.21%–1.50% due 1/10/2018–3/8/20186	130,000	129,779
Coca-Cola Co. 1.25%–1.28% due 1/25/2018–2/13/20186	88,670	88,535
ExxonMobil Corp. 1.41% due 2/7/2018	75,000	74,881
Fannie Mae 1.30% due 3/28/2018	25,000	24,917
Federal Home Loan Bank 1.08%–1.36% due 1/10/2018–3/28/2018	1,089,945	1,088,477
Freddie Mac 1.06%–1.28% due 2/7/2018–4/6/2018	375,000	374,036
GE Capital Treasury Services (U.S.) LLC 1.39% due 3/6/2018	50,000	49,859
General Electric Co. 1.42% due 1/2/2018	7,800	7,799
IBM Credit LLC 1.50% due 3/13/20186	25,000	24,922
John Deere Canada ULC 1.32% due 1/9/20186	25,000	24,989
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 171

Short-term securities	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 1.51% due 1/25/2018	$25,000	$24,972
Paccar Financial Corp. 1.26% due 1/10/2018	13,000	12,994
Pfizer Inc. 1.31% due 2/21/20186	43,000	42,905
Private Export Funding Corp. 1.37% due 3/19/20186	21,200	21,126
Procter & Gamble Co. 1.21%–1.30% due 1/12/2018–2/13/20186	151,000	150,819
Qualcomm Inc. 1.27% due 1/18/20186	32,600	32,573
U.S. Treasury Bills 1.02%–1.44% due 1/2/2018–6/14/2018	360,000	359,419
Total short-term securities (cost: $2,803,685,000)		2,803,299
Total investment securities 101.95% (cost: $20,893,837,000)		26,159,381
Other assets less liabilities (1.95)%		(499,287)
Net assets 100.00%		$25,660,094
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 12/31/201716 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	250	March 2018	$(25,000)	$(33,391)	$(235)
30 Year Ultra U.S. Treasury Bond Futures	Short	250	March 2018	(25,000)	(41,914)	(278)
5 Year U.S. Treasury Note Futures	Long	614	April 2018	61,400	71,325	(313)
2 Year U.S. Treasury Note Futures	Short	179	April 2018	(35,800)	(38,325)	73
						$(753)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	1.501%	6/8/2019	$100,000	$658	$—	$658
1.336%	U.S. EFFR	6/8/2019	100,000	(605)	—	(605)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(866)	—	(866)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,124)	—	(3,124)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,311)	—	(2,311)
					$—	$(6,248)
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 171

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,001,357,000, which represented 3.90% of the net assets of the fund. This amount includes $957,800,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,510,770,000, which represented 5.89% of the net assets of the fund.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,119,000, which represented .03% of the net assets of the fund.
8	Index-linked bond whose principal amount moves with a government price index.
9	Scheduled interest and/or principal payment was not received.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,647,000, which represented .19% of the net assets of the fund.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Coupon rate may change periodically.
13	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
14	Purchased on a TBA basis.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$21,325	$21,751.08%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	5,700	5,743.02
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	5/2/2013	6,354	4,183.02
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	3/10/2010-1/23/2012	8,675	2,879.01
CEVA Group PLC	5/2/2013	11,716	2,948.01
Corporate Risk Holdings I, Inc.	8/31/2015-4/21/2017	1,888	2,985.01
Corporate Risk Holdings Corp.	8/31/2015-4/21/2017	—	—	.00
Rotech Healthcare Inc.	9/26/2013	6,949	368.00
Total private placement securities		$ 62,607	$ 40,857.15%

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Federal Funds Effective Rate
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 171

Global Balanced Fund
Investment portfolio
December 31, 2017
Common stocks 61.54% Information technology 11.18%	Shares	Value (000)
Nintendo Co., Ltd.1	19,800	$7,208
Microsoft Corp.	71,100	6,082
ASML Holding NV1	34,000	5,899
Taiwan Semiconductor Manufacturing Co., Ltd.1	664,000	5,102
Keyence Corp.1	4,400	2,457
Amphenol Corp., Class A	24,000	2,107
Alphabet Inc., Class C2	2,005	2,098
Symantec Corp.	62,565	1,756
Visa Inc., Class A	14,600	1,665
Broadcom Ltd.	5,850	1,503
Apple Inc.	8,800	1,489
Samsung Electronics Co., Ltd.1	615	1,461
TravelSky Technology Ltd., Class H1	250,000	749
		39,576
Industrials 8.31%
Boeing Co.	16,750	4,940
Harmonic Drive Systems Inc.1	50,300	2,935
Flughafen Zürich AG1	12,235	2,798
ASSA ABLOY AB, Class B1	118,000	2,448
BAE Systems PLC1	303,000	2,330
AB Volvo, Class B1	102,000	1,898
Caterpillar Inc.	12,000	1,891
Edenred SA1	65,000	1,883
MTU Aero Engines AG1	9,000	1,610
Cummins Inc.	8,600	1,519
Northrop Grumman Corp.	3,450	1,059
KONE Oyj, Class B1	19,700	1,057
International Consolidated Airlines Group, SA (CDI)1	120,000	1,052
General Electric Co.	57,000	995
Lockheed Martin Corp.	3,080	989
		29,404
Financials 8.04%
HSBC Holdings PLC (GBP denominated)1	539,633	5,565
JPMorgan Chase & Co.	42,700	4,567
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,582
Wells Fargo & Co.	40,200	2,439
HDFC Bank Ltd. (ADR)	21,605	2,197
AIA Group Ltd.1	250,000	2,132
Sberbank of Russia PJSC (ADR)1	123,000	2,082
Bank Central Asia Tbk PT1	1,080,000	1,741
BlackRock, Inc.	3,000	1,541
BNP Paribas SA1	18,200	1,357
American Funds Insurance Series — Global Balanced Fund — Page 83 of 171

Common stocks Financials (continued)	Shares	Value (000)
Grupo Financiero Galicia SA, Class B (ADR)	18,500	$1,218
Goldman Sachs Group, Inc.	4,000	1,019
		28,440
Consumer staples 7.20%
British American Tobacco PLC1	104,700	7,066
British American Tobacco PLC (ADR)	22,146	1,484
Philip Morris International Inc.	36,700	3,877
Nestlé SA1	43,800	3,764
Altria Group, Inc.	51,000	3,642
Coca-Cola European Partners PLC	48,000	1,913
Pernod Ricard SA1	8,800	1,393
Coca-Cola Co.	29,000	1,330
Procter & Gamble Co.	11,000	1,011
		25,480
Health care 5.01%
Humana Inc.	20,830	5,167
Merck & Co., Inc.	56,120	3,158
Mettler-Toledo International Inc.2	3,500	2,168
Fisher & Paykel Healthcare Corp. Ltd.1	204,000	2,069
AstraZeneca PLC1	17,700	1,215
Medtronic PLC	15,000	1,211
Express Scripts Holding Co.2	14,000	1,045
Novartis AG1	11,800	997
UnitedHealth Group Inc.	3,255	718
		17,748
Materials 4.42%
DowDuPont Inc.	63,075	4,492
Linde AG, non-registered shares1,2	8,900	2,082
Croda International PLC1	31,900	1,905
WestRock Co.	24,570	1,553
Koninklijke DSM NV1	14,000	1,334
LyondellBasell Industries NV	12,000	1,324
Boral Ltd.1	185,000	1,121
Air Liquide SA, bonus shares1	6,875	865
Rio Tinto PLC1	15,000	792
The Chemours Co.	3,200	160
		15,628
Energy 4.37%
Royal Dutch Shell PLC, Class B1	109,200	3,683
Royal Dutch Shell PLC, Class A1	585	20
ConocoPhillips	49,506	2,717
Enbridge Inc. (CAD denominated)	50,594	1,979
Enbridge Inc. (CAD denominated)1,3	16,157	619
LUKOIL Oil Co. PJSC (ADR)1	39,800	2,277
Reliance Industries Ltd.1	106,000	1,529
Schlumberger Ltd.	20,400	1,375
Chevron Corp.	10,000	1,252
		15,451
American Funds Insurance Series — Global Balanced Fund — Page 84 of 171

Common stocks Consumer discretionary 4.31%	Shares	Value (000)
Amazon.com, Inc.2	3,400	$3,976
Peugeot SA1	136,500	2,773
Nokian Renkaat Oyj1	50,634	2,294
Home Depot, Inc.	10,000	1,895
LVMH Moët Hennessy-Louis Vuitton SE1	4,195	1,232
General Motors Co.	25,000	1,025
Priceline Group Inc.2	525	912
ProSiebenSat.1 Media SE1	20,000	689
HUGO BOSS AG1	5,600	475
		15,271
Utilities 2.11%
Enel Américas SA (ADR)	197,000	2,201
Ørsted AS1	33,800	1,841
ENN Energy Holdings Ltd.1	232,000	1,646
Power Assets Holdings Ltd.1	120,500	1,017
EDP - Energias de Portugal, SA1	221,000	765
		7,470
Real estate 1.73%
Daito Trust Construction Co., Ltd.1	11,000	2,241
Link REIT1	211,697	1,962
Equinix, Inc. REIT	4,240	1,921
		6,124
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		17,202
Total common stocks (cost: $160,781,000)		217,794
Bonds, notes & other debt instruments 31.65% Bonds & notes of governments & government agencies outside the U.S. 14.13%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 20223	$200	196
Abu Dhabi (Emirate of) 3.125% 20273	200	196
Australia (Commonwealth of), Series 124, 5.75% 2021	A$1,225	1,066
Australia (Commonwealth of), Series 128, 5.75% 2022	1,120	1,003
Belgium (Kingdom of), Series 77, 1.00% 2026	€275	345
Brazil (Federative Republic of) 0% 2021	BRL1,900	419
Canada 1.00% 2022	C$300	229
Canada 2.25% 2025	2,050	1,660
Chile (Republic of) 5.50% 2020	CLP50,000	85
Colombia (Republic of) 4.375% 2021	$200	211
Colombia (Republic of), Series B, 7.50% 2026	COP1,200,000	430
European Investment Bank 2.25% 2022	$225	224
French Republic O.A.T. 0.50% 2026	€250	301
French Republic O.A.T. 1.00% 2027	350	434
French Republic O.A.T. 3.25% 2045	100	162
French Republic O.A.T. 2.00% 2048	150	190
Germany (Federal Republic of) 2.25% 2021	60	79
Germany (Federal Republic of) 0.10% 20234	53	68
Germany (Federal Republic of) 0.50% 2026	670	823
Germany (Federal Republic of) 2.50% 2046	670	1,056
Germany (Federal Republic of) 1.25% 2048	400	479
India (Republic of) 7.80% 2021	INR39,200	629
American Funds Insurance Series — Global Balanced Fund — Page 85 of 171

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.68% 2023	INR36,900	$590
India (Republic of) 8.83% 2023	10,400	174
India (Republic of) 6.97% 2026	74,000	1,137
Indonesia (Republic of) 3.75% 2022	$410	423
Indonesia (Republic of) 3.85% 20273	400	411
Ireland (Republic of) 3.90% 2023	€100	144
Ireland (Republic of) 3.40% 2024	325	466
Ireland (Republic of) 5.40% 2025	260	422
Ireland (Republic of) 1.00% 2026	500	616
Ireland (Republic of) 2.40% 2030	30	42
Ireland (Republic of) 2.00% 2045	125	158
Israel (State of) 3.15% 2023	$400	410
Israel (State of) 2.00% 2027	ILS1,400	415
Israel (State of) 5.50% 2042	1,000	427
Italy (Republic of) 0.90% 2022	€800	967
Italy (Republic of) 1.45% 2022	850	1,053
Italy (Republic of) 0.95% 2023	150	180
Italy (Republic of) 4.75% 2023	100	145
Italy (Republic of) 4.50% 2024	200	286
Italy (Republic of) 1.50% 2025	250	299
Japan, Series 362, 0.10% 2018	¥40,000	355
Japan, Series 115, 0.20% 2018	5,000	45
Japan, Series 315, 1.20% 2021	65,000	603
Japan, Series 326, 0.70% 2022	10,000	92
Japan, Series 17, 0.10% 20234	10,380	96
Japan, Series 19, 0.10% 20244	30,120	281
Japan, Series 18, 0.10% 20244	20,640	192
Japan, Series 337, 0.30% 2024	105,000	955
Japan, Series 340, 0.40% 2025	20,000	183
Japan, Series 344, 0.10% 2026	70,000	626
Japan, Series 21, 0.10% 20264	40,199	378
Japan, Series 346, 0.10% 2027	140,000	1,252
Japan, Series 116, 2.20% 2030	14,000	155
Japan, Series 145, 1.70% 2033	165,000	1,768
Japan, Series 21, 2.30% 2035	20,000	233
Japan, Series 161, 0.60% 2037	170,000	1,524
Japan, Series 36, 2.00% 2042	10,000	115
Japan, Series 42, 1.70% 2044	55,000	601
Japan, Series 53, 0.60% 2046	10,000	84
KfW 2.125% 2022	$250	248
Kuwait (State of) 2.75% 20223	200	200
Lithuania (Republic of) 7.375% 2020	100	111
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR293	73
Malaysia (Federation of), Series 0515, 3.759% 2019	550	137
Malaysia (Federation of), Series 0315, 3.659% 2020	58	14
Malaysia (Federation of), Series 0314, 4.048% 2021	350	88
Malaysia (Federation of), Series 0215, 3.795% 2022	400	99
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	433
Malaysia (Federation of), Series 0115, 3.955% 2025	2,000	491
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	293
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	396
Morocco (Kingdom of) 4.25% 2022	$200	211
National Highways Authority of India 7.17% 2021	INR30,000	465
Netherlands (Kingdom of the) 5.50% 2028	€100	178
Norway (Kingdom of) 3.75% 2021	NKr6,900	921
American Funds Insurance Series — Global Balanced Fund — Page 86 of 171

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 6.15% 2032	PEN675	$222
Peru (Republic of) 5.625% 2050	$20	26
Poland (Republic of), Series 1020, 5.25% 2020	PLN4,750	1,486
Poland (Republic of), Series 1021, 5.75% 2021	2,670	865
Poland (Republic of), Series 0922, 5.75% 2022	870	286
Poland (Republic of), Series 1023, 4.00% 2023	2,800	858
Poland (Republic of), Series 0725, 3.25% 2025	1,500	435
Portuguese Republic 5.125% 2024	$250	269
Portuguese Republic 2.875% 2025	€900	1,192
Portuguese Republic 2.875% 2026	490	642
Quebec (Province of) 2.375% 2022	$114	113
Saudi Arabia (Kingdom of) 2.894% 20223	200	199
Saudi Arabia (Kingdom of) 3.625% 20283	200	199
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,950	157
South Africa (Republic of), Series R-214, 6.50% 2041	8,050	460
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	261
South Korea (Republic of), Series 2209, 2.00% 2022	475,000	437
Spain (Kingdom of) 4.00% 20183	$500	502
Spain (Kingdom of) 2.75% 2024	€355	481
Spain (Kingdom of) 3.80% 2024	320	457
Spain (Kingdom of) 1.30% 2026	370	443
Spain (Kingdom of) 1.95% 2026	150	190
Sweden (Kingdom of) 1.125% 20193	$200	197
Thailand (Kingdom of) 1.49% 2019	THB7,000	215
Thailand (Kingdom of) 1.875% 2022	14,100	435
Thailand (Kingdom of) 3.85% 2025	3,000	103
Thailand (Kingdom of) 2.125% 2026	6,000	181
United Kingdom 3.75% 2020	£75	110
United Kingdom 1.75% 2022	280	396
United Kingdom 2.75% 2024	50	76
United Kingdom 4.25% 2027	300	521
United Kingdom 4.25% 2040	50	99
United Kingdom 3.25% 2044	250	440
United Kingdom 3.50% 2045	150	277
United Mexican States 4.00% 20194	MXN3,564	183
United Mexican States 4.15% 2027	$200	208
United Mexican States 4.00% 20404	MXN2,970	159
United Mexican States 4.60% 2046	$200	198
United Mexican States, Series M, 8.00% 2020	MXN2,000	103
United Mexican States, Series M, 6.50% 2021	6,000	295
United Mexican States, Series M, 6.50% 2022	7,000	341
United Mexican States, Series M20, 10.00% 2024	11,000	631
United Mexican States, Series M, 5.75% 2026	25,000	1,125
United Mexican States, Series M30, 10.00% 2036	2,500	155
Uruguay (Oriental Republic of) 9.875% 2022	UYU3,334	123
Uruguay (Oriental Republic of) 8.50% 2028	9,188	320
		50,017
U.S. Treasury bonds & notes 9.59% U.S. Treasury 7.38%
U.S. Treasury 0.75% 2018	$280	279
U.S. Treasury 1.375% 2018	200	200
U.S. Treasury 1.375% 2018	150	150
U.S. Treasury 1.50% 2018	100	100
U.S. Treasury 1.00% 2019	1,000	984
American Funds Insurance Series — Global Balanced Fund — Page 87 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2019	$50	$50
U.S. Treasury 1.625% 2019	1,075	1,071
U.S. Treasury 1.625% 2019	300	299
U.S. Treasury 1.75% 2019	600	599
U.S. Treasury 3.125% 2019	225	229
U.S. Treasury 1.375% 2020	900	888
U.S. Treasury 1.50% 2020	350	346
U.S. Treasury 1.75% 2020	1,600	1,589
U.S. Treasury 2.125% 2020	200	201
U.S. Treasury 1.125% 2021	1,025	991
U.S. Treasury 1.375% 2021	550	538
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 1.625% 2022	3,850	3,755
U.S. Treasury 1.875% 2022	850	839
U.S. Treasury 1.875% 2022	700	693
U.S. Treasury 2.00% 2022	500	496
U.S. Treasury 2.00% 2022	455	451
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.375% 2023	300	287
U.S. Treasury 1.75% 2023	100	98
U.S. Treasury 2.00% 2024	750	736
U.S. Treasury 2.125% 2024	2,025	2,001
U.S. Treasury 2.125% 2024	500	494
U.S. Treasury 2.25% 2024	200	199
U.S. Treasury 2.125% 2025	200	197
U.S. Treasury 1.625% 2026	535	506
U.S. Treasury 1.625% 2026	440	415
U.S. Treasury 2.25% 2027	2,800	2,762
U.S. Treasury 2.25% 2027	700	691
U.S. Treasury 2.375% 2027	1,500	1,497
U.S. Treasury 3.00% 2044	355	373
U.S. Treasury 2.50% 2045	315	300
U.S. Treasury 3.00% 2045	100	105
U.S. Treasury 2.875% 2046	500	513
		26,105
U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Security 0.125% 20214	1,093	1,088
U.S. Treasury Inflation-Protected Security 0.125% 20224	214	213
U.S. Treasury Inflation-Protected Security 0.375% 20234	318	321
U.S. Treasury Inflation-Protected Security 0.125% 20244	519	513
U.S. Treasury Inflation-Protected Security 0.625% 20244	1,771	1,801
U.S. Treasury Inflation-Protected Security 0.25% 20254	844	836
U.S. Treasury Inflation-Protected Security 0.375% 20254	234	234
U.S. Treasury Inflation-Protected Security 2.375% 20254	65	75
U.S. Treasury Inflation-Protected Security 0.625% 20264	830	844
U.S. Treasury Inflation-Protected Security 0.375% 20274	1,123	1,115
U.S. Treasury Inflation-Protected Security 0.375% 20274	217	216
U.S. Treasury Inflation-Protected Security 1.375% 20444	503	581
		7,837
Total U.S. Treasury bonds & notes		33,942
American Funds Insurance Series — Global Balanced Fund — Page 88 of 171

Bonds, notes & other debt instruments Corporate bonds & notes 6.33% Financials 1.43%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$20	$20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	40
Allianz SE, 4.75% 2049	€100	143
Aviva PLC, subordinated 6.875% 2058	£75	140
AXA SA, junior subordinated 5.453% 2049	100	155
Banco Nacional de Comercio Exterior SNC 3.80% 20263	$200	201
Bank of America Corp. 3.419% 20283	394	394
Barclays Bank PLC 10.00% 2021	£100	170
Berkshire Hathaway Inc. 3.00% 2022	$75	77
BPCE SA group 5.70% 20233	200	222
CaixaBank, SA 5.00% 2023	€100	125
Goldman Sachs Group, Inc. 5.75% 2022	$70	78
Goldman Sachs Group, Inc. 2.905% 2023	130	129
Goldman Sachs Group, Inc. 3.625% 2023	150	155
Goldman Sachs Group, Inc. 3.50% 2025	210	213
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	80
HSBC Holdings PLC 3.375% 2024	€100	124
HSBC Holdings PLC 3.90% 2026	$200	208
HSBC Holdings PLC 4.30% 2026	200	213
Intesa Sanpaolo SpA 6.625% 2023	€125	189
JPMorgan Chase & Co. 2.55% 2021	$76	76
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	149
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	153
Lloyds Banking Group PLC 6.50% 2020	€210	287
Morgan Stanley 3.125% 2026	$110	109
Morgan Stanley 3.875% 2026	75	78
NN Group NV, 4.50% 2049	€100	136
PNC Financial Services Group, Inc. 2.854% 2022	$100	100
Rabobank Nederland 3.875% 2023	€100	140
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	252
UniCredit SPA 4.625% 20273	200	211
VEB Finance Ltd. 6.902% 20203	100	108
Wells Fargo & Co. 3.584% 2028	100	102
		5,052
Utilities 1.05%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	200	203
American Electric Power Co., Inc. 2.15% 2020	215	214
American Electric Power Co., Inc. 2.75% 2026	50	48
CMS Energy Corp. 3.60% 2025	150	154
Duke Energy Carolinas, Inc. 3.70% 2047	50	52
Duke Energy Corp. 3.75% 2024	110	115
Duke Energy Corp. 2.65% 2026	225	216
Duke Energy Florida, LLC 3.20% 2027	100	101
E.ON International Finance BV 5.80% 20183	25	25
Enel Finance International SA 2.75% 20233	200	197
Enel Finance International SA 3.625% 20273	200	199
Enel Finance International SA 3.50% 20283	400	392
Enersis Américas SA 4.00% 2026	110	112
Exelon Corp. 3.497% 2022	25	26
Exelon Corp. 3.40% 2026	150	150
American Funds Insurance Series — Global Balanced Fund — Page 89 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 3.90% 2027	$385	$395
FirstEnergy Corp. 3.50% 20283	65	65
FirstEnergy Corp. 4.85% 2047	60	67
Niagara Mohawk Power Corp. 3.508% 20243	85	88
NiSource Finance Corp. 2.65% 2022	50	50
Pacific Gas and Electric Co. 3.85% 2023	70	73
Pacific Gas and Electric Co. 2.95% 2026	25	24
Pacific Gas and Electric Co. 3.30% 20273	275	273
Pacific Gas and Electric Co. 4.25% 2046	75	79
PacifiCorp. 3.35% 2025	30	31
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	103
State Grid Overseas Investment Ltd. 3.50% 20273	250	252
		3,704
Consumer discretionary 0.79%
Amazon.com, Inc. 2.80% 20243	170	170
Amazon.com, Inc. 3.15% 20273	95	95
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	45	45
DaimlerChrysler North America Holding Corp. 1.875% 20183	150	150
DaimlerChrysler North America Holding Corp. 2.00% 20213	200	196
Ford Motor Credit Co. 3.20% 2021	200	203
Hyundai Capital America 2.55% 20203	135	134
Hyundai Capital America 3.25% 20223	65	65
McDonald’s Corp. 3.50% 2020	50	51
McDonald’s Corp. 3.70% 2026	35	36
McDonald’s Corp. 4.875% 2045	25	29
Myriad International Holdings 6.00% 2020	250	269
Myriad International Holdings 5.50% 2025	250	273
NBCUniversal Media, LLC 4.375% 2021	50	53
Newell Rubbermaid Inc. 3.85% 2023	40	41
Newell Rubbermaid Inc. 4.20% 2026	245	256
Nissan Motor Co., Ltd. 2.15% 20203	120	119
Nissan Motor Co., Ltd. 2.60% 20223	115	114
President & Fellows of Harvard College 3.619% 2037	150	160
Thomson Reuters Corp. 4.30% 2023	75	79
Time Warner Inc. 4.75% 2021	150	160
Toyota Motor Credit Corp. 2.25% 2023	85	83
		2,781
Health care 0.67%
Abbott Laboratories 3.75% 2026	90	93
AbbVie Inc. 2.50% 2020	180	181
AbbVie Inc. 2.90% 2022	60	60
AbbVie Inc. 3.60% 2025	50	51
AbbVie Inc. 3.20% 2026	173	173
AbbVie Inc. 4.50% 2035	15	16
Aetna Inc. 2.75% 2022	50	50
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 3.80% 2025	275	280
Allergan PLC 4.55% 2035	45	48
Allergan PLC 4.75% 2045	31	33
Amgen Inc. 1.85% 2021	20	19
Amgen Inc. 2.25% 2023	180	175
American Funds Insurance Series — Global Balanced Fund — Page 90 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 2.375% 2022	$110	$109
Baxalta Inc. 4.00% 2025	80	83
Becton, Dickinson and Co. 2.894% 2022	55	55
Becton, Dickinson and Co. 3.734% 2024	35	36
Becton, Dickinson and Co. 3.70% 2027	65	66
EMD Finance LLC 3.25% 20253	150	151
Humana Inc. 3.15% 2022	100	101
Medtronic, Inc. 3.50% 2025	100	104
Roche Holdings, Inc. 3.35% 20243	200	207
Shire PLC 2.40% 2021	180	177
Shire PLC 2.875% 2023	45	44
Shire PLC 3.20% 2026	25	24
		2,376
Energy 0.63%
Cenovus Energy Inc. 4.25% 2027	65	65
Chevron Corp. 2.954% 2026	75	75
Ecopetrol SA 5.875% 2045	20	20
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	73
Enbridge Inc. 4.25% 2026	70	73
Enbridge Inc. 3.70% 2027	132	133
Energy Transfer Partners, LP 4.00% 2027	67	66
Energy Transfer Partners, LP 4.20% 2027	15	15
Halliburton Co. 3.80% 2025	110	114
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	214
Kinder Morgan, Inc. 4.30% 2025	100	104
Petrobras Global Finance Co. 5.299% 20253	85	85
Petróleos Mexicanos 6.50% 20273	130	142
Petróleos Mexicanos 5.625% 2046	310	288
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 20253	80	84
Statoil ASA 3.15% 2022	160	164
Statoil ASA 3.70% 2024	50	53
Total Capital International 2.875% 2022	150	152
Williams Partners LP 4.50% 2023	100	106
Williams Partners LP 4.30% 2024	100	105
Williams Partners LP 4.00% 2025	75	77
		2,244
Telecommunication services 0.47%
AT&T Inc. 3.40% 2024	150	151
AT&T Inc. 3.90% 2027	95	96
AT&T Inc. 4.25% 2027	60	61
AT&T Inc. 4.10% 20283	238	239
AT&T Inc. 4.90% 2037	80	81
Deutsche Telekom International Finance BV 1.95% 20213	150	146
Deutsche Telekom International Finance BV 9.25% 2032	45	71
France Télécom 9.00% 2031	65	98
France Télécom 5.375% 2050	£50	98
Orange SA 2.75% 2019	$140	141
Verizon Communications Inc. 2.45% 2022	125	123
American Funds Insurance Series — Global Balanced Fund — Page 91 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.50% 2033	$90	$94
Verizon Communications Inc. 4.272% 2036	248	247
		1,646
Consumer staples 0.40%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	161
Altria Group, Inc. 4.25% 2042	150	158
Anheuser-Busch InBev NV 3.30% 2023	35	36
Anheuser-Busch InBev NV 4.90% 2046	35	41
British American Tobacco PLC 3.557% 20273	105	105
British American Tobacco PLC 4.39% 20373	80	84
Kraft Foods Inc. 3.50% 2022	100	102
Kroger Co. 3.50% 2026	140	140
Pernod Ricard SA 4.45% 20223	150	159
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	26
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	112
		1,412
Information technology 0.34%
Apple Inc. 2.50% 2022	75	75
Apple Inc. 3.35% 2027	65	67
Broadcom Ltd. 3.875% 20273	190	187
Microsoft Corp. 2.40% 2026	110	106
Microsoft Corp. 3.30% 2027	530	547
Oracle Corp. 3.25% 2027	210	214
		1,196
Real estate 0.30%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	145	149
American Campus Communities, Inc. 4.125% 2024	90	94
Corporate Office Properties LP 3.60% 2023	65	65
Essex Portfolio LP 3.50% 2025	120	121
Essex Portfolio LP 3.375% 2026	140	139
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp. 2.70% 2024	45	44
Scentre Group 3.75% 20273	20	20
WEA Finance LLC 2.70% 20193	200	201
WEA Finance LLC 3.75% 20243	200	207
		1,065
Industrials 0.20%
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 20343,5	200	217
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 20285	MXN2,000	98
American Funds Insurance Series — Global Balanced Fund — Page 92 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.95% 2023	$100	$102
United Technologies Corp. 3.10% 2022	215	219
		713
Materials 0.05%
Monsanto Co. 4.40% 2044	100	107
Vale SA 6.25% 2026	75	87
		194
Total corporate bonds & notes		22,383
Mortgage-backed obligations 1.54%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,5	50	51
Fannie Mae 3.50% 20485,6	450	462
Fannie Mae 4.00% 20485,6	1,780	1,860
Fannie Mae 4.50% 20485,6	175	186
Freddie Mac 3.00% 20335,6	300	305
Freddie Mac 3.50% 20485,6	300	308
Government National Mortgage Assn. 4.00% 20485,6	170	177
Korea Housing Finance Corp. 2.50% 20203	250	247
Korea Housing Finance Corp. 2.00% 20213	250	241
Nordea Kredit 2.00% 20375	DKr1,300	218
Nykredit Realkredit AS, Series 01E, 2.00% 20375	4,554	765
Nykredit Realkredit AS, Series 01E, 2.50% 20475	835	140
Realkredit Danmark AS, Series 22S, 2.00% 20375	2,992	503
		5,463
Asset-backed obligations 0.06%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.827% 20205,7	$200	200
Total bonds, notes & other debt instruments (cost: $111,365,000)		112,005
Short-term securities 7.47%
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/20183	5,000	4,996
Mizuho Bank, Ltd. 1.59% due 1/25/20183	8,300	8,290
Québec (Province of) 1.51% due 2/15/20183	1,000	998
Royal Bank of Canada 1.34%–1.53% due 1/8/2018–1/16/2018	7,500	7,494
Thunder Bay Funding, LLC 1.70% due 3/6/20183	475	473
Victory Receivables Corp. 1.42% due 1/17/20183	4,200	4,197
Total short-term securities (cost: $26,451,000)		26,448
Total investment securities 100.66% (cost: $298,597,000)		356,247
Other assets less liabilities (0.66)%		(2,348)
Net assets 100.00%		$353,899
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Balanced Fund — Page 93 of 171

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD419	MXN7,600	JPMorgan Chase	1/4/2018	$33
JPY21,922	AUD250	UBS AG	1/5/2018	—8
USD207	INR13,400	Citibank	1/5/2018	(3)
USD274	CAD350	Bank of America, N.A.	1/5/2018	(4)
USD571	INR36,900	JPMorgan Chase	1/5/2018	(7)
USD205	ZAR2,900	UBS AG	1/5/2018	(29)
EUR266	USD312	Goldman Sachs	1/8/2018	8
USD428	ILS1,500	Bank of America, N.A.	1/9/2018	(3)
USD651	EUR550	HSBC Bank	1/9/2018	(10)
EUR502	USD600	Bank of America, N.A.	1/10/2018	3
USD234	CAD300	Bank of America, N.A.	1/10/2018	(5)
JPY96,672	USD863	JPMorgan Chase	1/10/2018	(5)
USD228	AUD300	Goldman Sachs	1/10/2018	(6)
USD327	PLN1,158	JPMorgan Chase	1/10/2018	(6)
USD251	AUD330	JPMorgan Chase	1/10/2018	(7)
USD1,103	JPY125,000	JPMorgan Chase	1/10/2018	(7)
JPY63,535	USD573	JPMorgan Chase	1/10/2018	(8)
USD468	CAD600	Goldman Sachs	1/10/2018	(9)
JPY90,073	USD811	Barclays Bank PLC	1/10/2018	(11)
JPY40,289	USD357	Bank of America, N.A.	1/11/2018	1
USD730	AUD970	Citibank	1/12/2018	(27)
USD478	INR31,000	Bank of America, N.A.	1/16/2018	(6)
JPY134,232	USD1,190	JPMorgan Chase	1/17/2018	2
USD297	EUR250	Bank of America, N.A.	1/17/2018	(3)
USD550	CAD700	Bank of America, N.A.	1/17/2018	(7)
USD361	AUD475	JPMorgan Chase	1/17/2018	(9)
USD399	MXN7,700	Bank of America, N.A.	1/18/2018	9
CHF385	USD391	Goldman Sachs	1/18/2018	5
JPY22,275	USD198	Goldman Sachs	1/18/2018	—8
NOK2,700	USD322	Bank of America, N.A.	1/19/2018	7
USD766	EUR650	Bank of America, N.A.	1/19/2018	(14)
EUR645	USD760	Citibank	1/22/2018	15
EUR349	USD413	UBS AG	1/22/2018	6
EUR227	GBP200	Goldman Sachs	1/22/2018	2
JPY31,929	USD284	Citibank	1/22/2018	(1)
JPY69,685	USD623	Barclays Bank PLC	1/22/2018	(4)
USD2,253	GBP1,700	Barclays Bank PLC	1/22/2018	(44)
SEK3,609	USD430	Citibank	1/23/2018	11
EUR357	USD422	Citibank	1/23/2018	6
JPY57,092	USD506	UBS AG	1/23/2018	1
USD171	ILS600	JPMorgan Chase	1/23/2018	(2)
USD448	PLN1,600	Citibank	1/23/2018	(12)
SEK1,625	USD192	Barclays Bank PLC	1/24/2018	7
USD216	MXN4,250	JPMorgan Chase	1/31/2018	1
EUR482	USD573	Bank of America, N.A.	2/6/2018	6
USD421	PLN1,500	Bank of America, N.A.	2/7/2018	(9)
SEK1,270	USD151	Bank of America, N.A.	2/15/2018	4
USD250	JPY28,000	Bank of New York Mellon	2/15/2018	1
JPY22,250	USD198	HSBC Bank	2/15/2018	—8
SEK1,613	USD191	UBS AG	2/23/2018	7
JPY34,577	USD306	HSBC Bank	2/23/2018	1
American Funds Insurance Series — Global Balanced Fund — Page 94 of 171

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD375	INR24,900	Citibank	3/26/2018	$(11)
USD371	BRL1,250	Citibank	11/29/2018	8
				$(125)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $114,391,000, which represented 32.32% of the net assets of the fund. This amount includes $112,907,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,319,000, which represented 8.00% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Purchased on a TBA basis.
7	Coupon rate may change periodically.
8	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	MXN = Mexican pesos
£ = British pounds	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NKr = Norwegian kroner
CDI = CREST Depository Interest	PEN = Peruvian nuevos soles
CHF = Swiss francs	PLN = Polish zloty
CLP = Chilean pesos	SEK = Swedish kronor
COP = Colombian pesos	TBA = To-be-announced
DKK/DKr = Danish kroner	THB = Thai baht
EUR/€ = Euros	USD/$ = U.S. dollars
GBP = British pounds	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand
INR = Indian rupees
American Funds Insurance Series — Global Balanced Fund — Page 95 of 171

Bond Fund
Investment portfolio
December 31, 2017
Bonds, notes & other debt instruments 96.91% Corporate bonds & notes 32.37% Financials 7.60%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,105	$2,102
ACE INA Holdings Inc. 2.875% 2022	3,725	3,778
ACE INA Holdings Inc. 3.35% 2026	2,625	2,681
ACE INA Holdings Inc. 4.35% 2045	2,320	2,624
Allstate Corp. 4.20% 2046	205	224
Ally Financial Inc. 4.25% 2021	34,100	35,038
Ally Financial Inc. 5.125% 2024	2,800	3,035
Ally Financial Inc. 8.00% 2031	14,495	18,880
Ally Financial Inc. 8.00% 2031	10,220	13,337
American Express Co. 2.20% 2020	17,000	16,871
American Express Co. 3.00% 2024	1,500	1,499
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,806
Assicurazioni Generali SPA 10.125% 2042	3,800	6,307
AXA SA 8.60% 2030	$2,625	3,783
Banco Santander, SA 2.70% 2019	2,500	2,506
Bank of America Corp. 2.328% 2021	4,500	4,489
Bank of America Corp. 2.816% 2023	48,040	47,971
Bank of America Corp. 3.124% 2023	42,500	43,132
Bank of America Corp. 3.419% 20281	10,529	10,541
Bank of America Corp. 3.593% 2028	2,300	2,340
BB&T Corp. 2.45% 2020	5,200	5,218
Berkshire Hathaway Finance Corp. 1.30% 2019	865	854
BPCE SA group 2.75% 2021	9,500	9,534
BPCE SA group 5.70% 20231	31,666	35,134
BPCE SA group 5.15% 20241	5,211	5,657
Capital One Financial Corp. 1.85% 2019	1,500	1,486
Capital One Financial Corp. 2.40% 2020	11,650	11,586
Capital One Financial Corp. 2.50% 2020	45,100	45,066
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	2,400	2,450
CIT Group Inc., Series C, 5.50% 20191	585	603
Citigroup Inc. 2.90% 2021	8,500	8,563
Citigroup Inc. 2.75% 2022	24,000	23,973
Citigroup Inc. 2.876% 2023	20,663	20,579
Crédit Agricole SA 3.25% 20241	1,125	1,119
Credit Suisse Group AG 3.574% 20231	14,000	14,246
Credit Suisse Group AG 3.80% 2023	13,925	14,376
Deutsche Bank AG 2.50% 2019	2,900	2,899
Deutsche Bank AG 2.85% 2019	8,700	8,731
Discover Financial Services 10.25% 2019	2,700	2,982
Discover Financial Services 4.10% 2027	12,500	12,824
Goldman Sachs Group, Inc. 2.30% 2019	1,500	1,500
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,032
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,547
Goldman Sachs Group, Inc. 2.905% 2023	52,821	52,501
Goldman Sachs Group, Inc. 3.077% 20232	3,000	3,125
American Funds Insurance Series — Bond Fund — Page 96 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.75% 2025	$638	$658
Goldman Sachs Group, Inc. 5.30% (undated)	1,850	1,970
HSBC Holdings PLC 3.033% 2023	450	451
HSBC Holdings PLC 4.041% 2028	1,000	1,043
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,301
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,505
Intesa Sanpaolo SpA 5.017% 20241	54,615	55,987
Intesa Sanpaolo SpA 5.71% 20261	16,675	17,591
Intesa Sanpaolo SpA 3.875% 20271	300	300
JPMorgan Chase & Co. 2.70% 2023	17,325	17,222
JPMorgan Chase & Co. 2.776% 2023	12,000	12,017
JPMorgan Chase & Co. 3.54% 2028	2,696	2,745
Leucadia National Corp. 5.50% 2023	520	560
Lloyds Banking Group PLC 2.907% 2023	11,950	11,859
MetLife Global Funding I 1.75% 20181	1,455	1,452
MetLife, Inc. 2.30% 20191	675	676
MetLife, Inc. 2.00% 20201	7,785	7,727
MetLife, Inc. 3.60% 2025	3,590	3,737
MetLife, Inc. 7.875% 20671	1,505	2,013
Morgan Stanley 2.125% 2018	7,500	7,501
Morgan Stanley 2.50% 2021	44,400	44,342
Morgan Stanley 2.625% 2021	7,200	7,170
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 20242	750	766
Morgan Stanley 3.125% 2026	7,270	7,177
Morgan Stanley 3.875% 2026	7,525	7,850
Morgan Stanley 3.625% 2027	1,942	1,989
New York Life Global Funding 2.10% 20191	1,000	1,001
New York Life Global Funding 1.95% 20201	145	144
New York Life Global Funding 1.70% 20211	2,250	2,186
New York Life Global Funding 2.30% 20221	500	493
NN Group NV, 4.50% 2049	€8,750	11,865
Nordea Bank AB 2.50% 20201	$7,425	7,436
PNC Bank 1.70% 2018	1,000	997
PNC Bank 2.55% 2021	1,000	1,000
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,075
PNC Funding Corp. 3.30% 2022	9,000	9,245
Royal Bank of Canada 1.50% 2018	2,700	2,700
Sumitomo Mitsui Banking Corp. 2.784% 2022	1,600	1,592
Travelers Companies, Inc. 3.75% 2046	200	204
Travelers Companies, Inc. 4.00% 2047	405	432
UniCredit SPA 4.625% 20271	425	449
UniCredit SPA 5.861% 20321	1,125	1,201
Unum Group 3.00% 2021	520	524
US Bancorp. 2.00% 2020	1,000	996
US Bancorp. 3.15% 2027	2,800	2,808
Wells Fargo & Co. 2.10% 2021	17,500	17,214
Wells Fargo & Co. 2.625% 2022	1,000	995
Wells Fargo & Co. 3.00% 2026	3,320	3,257
Wells Fargo & Co. 3.584% 2028	2,375	2,423
		813,375
American Funds Insurance Series — Bond Fund — Page 97 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 5.06%	Principal amount (000)	Value (000)
Abbott Laboratories 2.90% 2021	$26,905	$27,238
Abbott Laboratories 3.40% 2023	2,055	2,093
Abbott Laboratories 3.75% 2026	7,170	7,374
Abbott Laboratories 4.75% 2036	4,765	5,367
AbbVie Inc. 1.80% 2018	5,900	5,898
AbbVie Inc. 2.50% 2020	17,215	17,277
AbbVie Inc. 2.90% 2022	6,565	6,585
AbbVie Inc. 3.20% 2022	11,970	12,166
AbbVie Inc. 2.85% 2023	4,800	4,795
AbbVie Inc. 3.20% 2026	500	499
AbbVie Inc. 4.45% 2046	2,285	2,492
Aetna Inc. 1.70% 2018	3,525	3,520
Allergan PLC 2.35% 2018	7,500	7,506
Allergan PLC 3.00% 2020	8,275	8,353
Allergan PLC 3.45% 2022	11,060	11,247
Allergan PLC 3.80% 2025	11,997	12,229
Allergan PLC 4.55% 2035	3,820	4,051
Allergan PLC 4.75% 2045	200	214
AmerisourceBergen Corp. 4.30% 2047	500	503
Amgen Inc. 2.65% 2022	1,000	998
Amgen Inc. 4.40% 2045	7,500	8,186
Anthem, Inc. 2.50% 2020	10,900	10,884
Anthem, Inc. 3.65% 2027	1,500	1,532
AstraZeneca PLC 2.375% 2022	370	366
Becton, Dickinson and Co. 2.675% 2019	2,287	2,296
Becton, Dickinson and Co. 2.894% 2022	1,560	1,552
Becton, Dickinson and Co. 3.734% 2024	903	926
Becton, Dickinson and Co. 3.70% 2027	2,630	2,655
Becton, Dickinson and Co. 4.669% 2047	3,695	4,013
Boston Scientific Corp. 2.85% 2020	470	474
Boston Scientific Corp. 6.00% 2020	3,675	3,924
Boston Scientific Corp. 3.375% 2022	700	711
Boston Scientific Corp. 3.85% 2025	500	515
Cardinal Health, Inc. 4.368% 2047	375	374
Centene Corp. 5.625% 2021	1,780	1,833
Centene Corp. 4.75% 2022	200	209
Centene Corp. 6.125% 2024	375	398
Centene Corp. 4.75% 2025	575	586
EMD Finance LLC 2.40% 20201	15,295	15,269
EMD Finance LLC 2.95% 20221	2,200	2,211
HCA Inc. 6.50% 2020	1,550	1,647
Johnson & Johnson 2.625% 2025	420	418
Johnson & Johnson 2.90% 2028	1,500	1,504
Johnson & Johnson 3.50% 2048	430	441
Laboratory Corporation of America Holdings 3.60% 2027	500	502
Laboratory Corporation of America Holdings 4.70% 2045	9,360	10,156
Medtronic, Inc. 3.35% 2027	450	462
Medtronic, Inc. 4.625% 2045	5,015	5,852
Molina Healthcare, Inc. 5.375% 2022	1,165	1,220
Mylan Laboratories Inc. 2.50% 2019	3,500	3,497
Pfizer Inc. 7.20% 2039	100	154
Roche Holdings, Inc. 2.375% 20271	500	476
Shire PLC 1.90% 2019	25,600	25,376
Shire PLC 2.40% 2021	31,545	31,073
American Funds Insurance Series — Bond Fund — Page 98 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 2.875% 2023	$11,810	$11,623
Shire PLC 3.20% 2026	17,000	16,649
Tenet Healthcare Corp. 4.625% 20241	506	495
Tenet Healthcare Corp., First Lien, 4.75% 2020	10,000	10,225
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,422
Teva Pharmaceutical Finance Company BV 2.20% 2021	6,382	5,834
Teva Pharmaceutical Finance Company BV 2.80% 2023	72,471	63,178
Teva Pharmaceutical Finance Company BV 3.15% 2026	73,918	61,126
Teva Pharmaceutical Finance Company BV 4.10% 2046	57,966	44,270
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,061
UnitedHealth Group Inc. 1.90% 2018	6,820	6,823
UnitedHealth Group Inc. 3.35% 2022	4,585	4,737
UnitedHealth Group Inc. 3.75% 2025	5,610	5,917
UnitedHealth Group Inc. 3.375% 2027	500	514
Valeant Pharmaceuticals International, Inc. 5.50% 20251	4,350	4,448
WellPoint, Inc. 2.30% 2018	7,440	7,457
WellPoint, Inc. 2.25% 2019	1,250	1,248
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,175
		541,299
Energy 4.94%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20212,3,4,5	1,875	75
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20202,3,4,5	520	384
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,083
Anadarko Petroleum Corp. 5.55% 2026	11,730	13,179
Anadarko Petroleum Corp. 6.20% 2040	1,000	1,216
Anadarko Petroleum Corp. 6.60% 2046	3,596	4,638
Andeavor Logistics LP 3.50% 2022	830	829
Andeavor Logistics LP 4.25% 2027	2,015	2,036
Baker Hughes, a GE Co. 3.337% 20271	1,000	999
Baker Hughes, a GE Co. 4.08% 20471	3,500	3,565
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,993
Boardwalk Pipelines, LP 4.45% 2027	3,580	3,648
Boardwalk Pipelines, LP 4.95% 2024	1,290	1,384
Canadian Natural Resources Ltd. 2.95% 2023	190	189
Canadian Natural Resources Ltd. 3.80% 2024	180	186
Canadian Natural Resources Ltd. 3.85% 2027	14,265	14,584
Canadian Natural Resources Ltd. 4.95% 2047	2,350	2,638
Cenovus Energy Inc. 3.80% 2023	1,120	1,132
Cenovus Energy Inc. 4.25% 2027	18,130	18,116
Cenovus Energy Inc. 5.25% 2037	193	199
Cenovus Energy Inc. 5.40% 2047	22,275	23,509
Cheniere Energy, Inc. 7.00% 2024	14,175	16,159
Chevron Corp. 2.355% 2022	5,000	4,963
Chevron Corp. 2.498% 2022	605	606
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,705
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,391
ConocoPhillips 4.95% 2026	4,774	5,427
DCP Midstream Operating LP 4.95% 2022	500	522
Devon Energy Corp. 5.00% 2045	2,000	2,238
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,481
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,366
Enbridge Energy Partners, LP 4.375% 2020	7,700	8,029
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,954
American Funds Insurance Series — Bond Fund — Page 99 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.20% 2021	$6,525	$6,787
Enbridge Energy Partners, LP 5.875% 2025	13,960	15,832
Enbridge Energy Partners, LP 7.375% 2045	27,830	37,078
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,046
Enbridge Inc. 4.00% 2023	1,600	1,667
Energy Transfer Partners, LP 4.15% 2020	1,000	1,033
Energy Transfer Partners, LP 6.25% 2023	8,150	7,931
Energy Transfer Partners, LP 4.75% 2026	475	493
Energy Transfer Partners, LP 4.20% 2027	260	259
Energy Transfer Partners, LP 6.125% 2045	12,405	13,507
Energy Transfer Partners, LP 5.30% 2047	33,995	33,879
Energy Transfer Partners, LP 5.40% 2047	6,690	6,774
Energy Transfer Partners, LP 6.625% 2049	500	487
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,849
EnLink Midstream Partners, LP 4.40% 2024	365	377
EnLink Midstream Partners, LP 5.05% 2045	1,015	1,005
EnLink Midstream Partners, LP 5.45% 2047	475	503
Ensco PLC 5.20% 2025	340	291
Ensco PLC 5.75% 2044	80	55
EQT Corp. 2.50% 2020	5,910	5,872
EQT Corp. 3.00% 2022	2,385	2,362
EQT Corp. 3.90% 2027	1,205	1,200
Exxon Mobil Corp. 3.043% 2026	4,825	4,903
Exxon Mobil Corp. 4.114% 2046	498	557
Halliburton Co. 3.80% 2025	4,975	5,178
Halliburton Co. 5.00% 2045	845	973
Husky Energy Inc. 7.25% 2019	3,390	3,692
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,290
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,056
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,587
Kinder Morgan Energy Partners, LP 5.50% 2044	925	988
Kinder Morgan Finance Co. 5.05% 2046	248	258
Kinder Morgan, Inc. 4.30% 2025	257	268
Kinder Morgan, Inc. 5.30% 2034	760	812
Kinder Morgan, Inc. 5.55% 2045	6,000	6,585
Marathon Oil Corp. 4.40% 2027	10,765	11,268
MPLX LP 4.125% 2027	315	323
MPLX LP 5.20% 2047	320	352
NGL Energy Partners LP 6.875% 2021	1,000	1,025
NGPL PipeCo LLC 4.375% 20221	45	46
NGPL PipeCo LLC 4.875% 20271	55	57
Noble Corp. PLC 5.75% 2018	180	181
Noble Corp. PLC 7.70% 2025	1,995	1,686
Noble Corp. PLC 8.70% 2045	1,760	1,404
Odebrecht Drilling Norbe 6.35% 20211,5,6,7	1,667	1,143
Odebrecht Drilling Norbe 6.72% 20221,5,6,7	100	40
Odebrecht Drilling Norbe 7.35% 20261,5,6,7,8	1,970	1,351
Odebrecht Drilling Norbe 7.72% 20261,5,6,7,8	275	111
Odebrecht Drilling Norbe 0% (undated)1,5,6,7	1,195	—
Petrobras Global Finance Co. 6.125% 2022	7,260	7,723
Petrobras Global Finance Co. 5.299% 20251	409	411
Petrobras Global Finance Co. 8.75% 2026	12,000	14,370
Petrobras Global Finance Co. 7.375% 2027	390	430
Petrobras Global Finance Co. 5.999% 20281	1,053	1,057
American Funds Insurance Series — Bond Fund — Page 100 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 7.25% 2044	$45	$47
Petrobras Global Finance Co. 6.85% 2115	335	324
Petróleos Mexicanos 7.47% 2026	MXN295,000	13,257
Petróleos Mexicanos 6.50% 20271	$9,880	10,811
Petróleos Mexicanos 6.75% 20471	8,994	9,411
Petróleos Mexicanos 6.75% 2047	460	481
Phillips 66 Partners LP 3.55% 2026	570	566
Phillips 66 Partners LP 3.75% 2028	160	160
Phillips 66 Partners LP 4.68% 2045	125	129
Phillips 66 Partners LP 4.90% 2046	210	223
Pioneer Natural Resources Co. 3.45% 2021	185	189
Plains All American Pipeline, LP 4.50% 2026	1,250	1,269
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,5	500	493
Ras Laffan Liquefied Natural Gas II 5.298% 20205	357	370
Royal Dutch Shell PLC 3.75% 2046	910	930
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,180
Sabine Pass Liquefaction, LLC 6.25% 2022	2,800	3,118
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,099
Sabine Pass Liquefaction, LLC 5.75% 2024	9,000	10,014
Sabine Pass Liquefaction, LLC 5.625% 2025	11,980	13,230
Sabine Pass Liquefaction, LLC 5.875% 2026	13,800	15,525
Sabine Pass Liquefaction, LLC 5.00% 2027	4,670	5,014
Sabine Pass Liquefaction, LLC 4.20% 2028	790	801
Schlumberger BV 3.00% 20201	600	608
Schlumberger BV 3.625% 20221	222	229
Schlumberger BV 4.00% 20251	9,185	9,666
Southwestern Energy Co. 4.10% 2022	3,625	3,580
Southwestern Energy Co. 6.70% 2025	6,705	6,998
Spectra Energy Partners, LP 2.95% 2018	1,615	1,625
Sunoco LP 6.25% 2021	775	808
Targa Resources Partners LP 5.125% 2025	175	180
Targa Resources Partners LP 5.375% 2027	175	180
TC PipeLines, LP 4.375% 2025	1,285	1,338
Total Capital Canada Ltd. 2.75% 2023	2,140	2,153
Transocean Inc. 5.80% 2022	2,195	2,173
Transocean Inc. 9.00% 20231	5,000	5,425
Valero Energy Partners LP 4.375% 2026	500	523
Western Gas Partners LP 2.60% 2018	280	281
Western Gas Partners LP 3.95% 2025	665	666
Western Gas Partners LP 4.65% 2026	310	323
Western Gas Partners LP 5.45% 2044	1,350	1,438
Williams Partners LP 5.25% 2020	3,000	3,170
Williams Partners LP 4.50% 2023	500	529
Williams Partners LP 4.30% 2024	595	624
Williams Partners LP 4.00% 2025	500	512
Williams Partners LP 5.40% 2044	555	625
Williams Partners LP 4.90% 2045	250	266
Williams Partners LP 5.10% 2045	445	491
		528,887
Consumer discretionary 3.64%
Amazon.com, Inc. 3.15% 20271	13,865	13,910
Amazon.com, Inc. 3.875% 20371	500	532
Amazon.com, Inc. 4.05% 20471	1,355	1,465
American Funds Insurance Series — Bond Fund — Page 101 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 1.45% 20191	$13,610	$13,465
CBS Corp. 3.50% 2025	150	151
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	6,935
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	760	794
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	5,000	4,937
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	750	719
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,555	3,526
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,315	3,409
Comcast Corp. 3.00% 2024	1,000	1,007
Comcast Corp. 3.30% 2027	925	944
Comcast Corp. 3.15% 2028	8,170	8,204
Comcast Corp. 4.00% 2047	670	700
Cumulus Media Inc. 7.75% 20193	1,715	326
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.82% 20202,4,5	1,620	1,400
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.237% 20181,2	7,500	7,529
DaimlerChrysler North America Holding Corp. 1.50% 20191	1,000	988
DaimlerChrysler North America Holding Corp. 2.85% 20221	500	502
DaimlerChrysler North America Holding Corp. 3.25% 20241	755	771
DaimlerChrysler North America Holding Corp. 3.30% 20251	5,500	5,583
Delphi Automotive PLC 5.00% 20251	255	259
Discovery Communications, Inc. 2.20% 2019	7,855	7,821
Discovery Communications, Inc. 2.95% 2023	4,185	4,146
Dollar General Corp. 1.875% 2018	1,211	1,210
Dollar Tree Inc. 5.75% 2023	1,225	1,285
Ford Motor Credit Co. 2.262% 2019	9,700	9,688
Ford Motor Credit Co. 2.375% 2019	18,650	18,661
Ford Motor Credit Co. 2.597% 2019	9,410	9,419
Ford Motor Credit Co. 2.343% 2020	17,500	17,344
Ford Motor Credit Co. 2.681% 2020	17,750	17,801
Ford Motor Credit Co. 3.157% 2020	2,000	2,026
Ford Motor Credit Co. 3.336% 2021	300	305
Ford Motor Credit Co. 3.219% 2022	7,315	7,366
Ford Motor Credit Co. 3.81% 2024	6,050	6,183
Ford Motor Credit Co. 4.134% 2025	10,000	10,357
Ford Motor Credit Co. 5.291% 2046	1,610	1,757
General Motors Financial Co. 2.40% 2019	17,990	17,999
General Motors Financial Co. 2.45% 2020	9,000	8,938
General Motors Financial Co. 3.70% 2020	15,895	16,327
General Motors Financial Co. 4.20% 2021	1,500	1,561
General Motors Financial Co. 3.15% 2022	12,500	12,502
General Motors Financial Co. 3.70% 2023	11,500	11,741
General Motors Financial Co. 3.50% 2024	1,575	1,574
Hilton Worldwide Holdings Inc. 4.25% 2024	2,850	2,886
Home Depot, Inc. 4.40% 2021	7,500	7,968
Home Depot, Inc. 2.80% 2027	12,000	11,816
Home Depot, Inc. 3.90% 2047	830	877
Hyundai Capital America 2.00% 20191	365	361
Hyundai Capital America 2.55% 20201	4,700	4,664
Hyundai Capital America 2.60% 20201	325	323
Hyundai Capital America 2.75% 20201	3,821	3,796
Hyundai Capital America 3.25% 20221	2,021	2,021
Hyundai Capital Services Inc. 1.625% 20191	1,600	1,566
Lowe’s Companies, Inc. 4.05% 2047	500	533
McDonald’s Corp. 4.875% 2045	7,365	8,559
American Funds Insurance Series — Bond Fund — Page 102 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 7.75% 2022	$2,000	$2,285
NBC Universal Enterprise, Inc. 5.25% 20491	5,170	5,506
NBC Universal Media, LLC 5.15% 2020	10,000	10,657
Newell Rubbermaid Inc. 3.85% 2023	2,380	2,465
Newell Rubbermaid Inc. 4.20% 2026	3,965	4,144
Newell Rubbermaid Inc. 5.50% 2046	6,975	8,328
News America Inc. 4.00% 2023	1,100	1,152
NIKE, Inc. 3.875% 2045	7,145	7,494
Nissan Motor Co., Ltd. 2.60% 20221	1,415	1,398
RCI Banque 3.50% 20181	8,280	8,309
S.A.C.I. Falabella 3.75% 20271	860	843
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	300
Schaeffler Verwaltungs 4.75% 20261,8	340	346
Starbucks Corp. 3.75% 2047	3,885	3,944
Thomson Reuters Corp. 4.30% 2023	240	254
Time Warner Inc. 3.80% 2027	4,535	4,538
Toyota Motor Credit Corp. 2.125% 2019	500	500
Volkswagen Group of America Finance, LLC 1.65% 20181	3,500	3,497
Volkswagen Group of America Finance, LLC 2.45% 20191	520	520
Volkswagen Group of America Finance, LLC 2.40% 20201	3,055	3,048
Volkswagen International Finance NV 4.00% 20201	4,200	4,355
Walt Disney Co. 5.50% 2019	5,000	5,197
Warner Music Group 5.625% 20221	900	930
		389,447
Utilities 3.43%
AES Corp. 7.375% 2021	500	564
Alliant Energy Corporation 3.25% 2024	1,000	1,014
Ameren Corp. 3.70% 2047	340	348
American Electric Power Co., Inc. 2.15% 2020	1,000	996
American Electric Power Co., Inc. 2.75% 2026	2,170	2,093
American Electric Power Co., Inc. 3.20% 2027	2,825	2,810
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,835
Calpine Corp. 5.375% 2023	410	401
Centerpoint Energy, Inc. 2.50% 2022	240	237
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	7,899
CMS Energy Corp. 8.75% 2019	786	855
CMS Energy Corp. 5.05% 2022	2,669	2,904
Commonwealth Edison Company 2.95% 2027	250	247
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	10,057
Consolidated Edison Company of New York, Inc. 4.00% 2057	500	524
Consumers Energy Co. 3.25% 2046	3,765	3,622
Dominion Resources, Inc. 1.875% 20181	5,450	5,434
Dominion Resources, Inc. 1.60% 2019	1,140	1,128
Dominion Resources, Inc. 2.962% 2019	500	504
Dominion Resources, Inc. 2.579% 2020	20,575	20,595
Duke Energy Carolinas, Inc. 3.70% 2047	450	464
Duke Energy Corp. 3.75% 2024	4,026	4,210
Duke Energy Corp. 2.65% 2026	4,660	4,472
Duke Energy Corp. 3.15% 2027	370	368
Duke Energy Florida, LLC 3.40% 2046	6,745	6,546
EDP Finance BV 3.625% 20241	23,650	23,837
Electricité de France SA 2.15% 20191	145	145
Emera Inc. 6.75% 2076	1,950	2,204
American Funds Insurance Series — Bond Fund — Page 103 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance LP 2.70% 2021	$954	$952
Emera US Finance LP 3.55% 2026	495	497
Emera US Finance LP 4.75% 2046	500	549
Enel Finance International SA 2.75% 20231	2,400	2,367
Enel Finance International SA 3.625% 20271	1,000	995
Enel Finance International SA 3.50% 20281	1,200	1,176
Enel Finance International SA 4.75% 20471	491	533
Enel Società per Azioni 8.75% 20731	1,000	1,246
Entergy Corp. 2.95% 2026	595	580
Eversource Energy 2.75% 2022	527	528
Exelon Corp. 3.497% 2022	825	842
Exelon Corp. 3.40% 2026	1,570	1,573
FirstEnergy Corp. 3.90% 2027	19,790	20,311
FirstEnergy Corp. 3.50% 20281	3,825	3,836
FirstEnergy Corp. 7.375% 2031	7,200	9,730
FirstEnergy Corp. 4.85% 2047	13,480	15,091
FirstEnergy Corp., Series B, 4.25% 2023	4,505	4,710
Great Plains Energy Inc. 5.30% 2041	100	119
Great Plains Energy Inc. 4.20% 2047	2,221	2,359
Iberdrola Finance Ireland 5.00% 20191	1,825	1,900
IPALCO Enterprises, Inc. 3.70% 20241	200	200
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	7,813
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,140
Mississippi Power Co. 4.25% 2042	12,747	12,497
National Grid Plc 3.15% 20271	275	274
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	14,691
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	5,817
Niagara Mohawk Power Corp. 3.508% 20241	7,875	8,157
Niagara Mohawk Power Corp. 4.278% 20341	1,000	1,099
NiSource Finance Corp. 2.65% 2022	400	397
NV Energy, Inc 6.25% 2020	2,950	3,242
Pacific Gas and Electric Co. 2.45% 2022	7,875	7,730
Pacific Gas and Electric Co. 3.25% 2023	6,490	6,557
Pacific Gas and Electric Co. 3.40% 2024	850	867
Pacific Gas and Electric Co. 3.50% 2025	225	230
Pacific Gas and Electric Co. 3.30% 20271	1,100	1,092
Pacific Gas and Electric Co. 3.30% 2027	734	729
Pacific Gas and Electric Co. 4.75% 2044	336	373
Pacific Gas and Electric Co. 3.95% 20471	1,525	1,518
Pennsylvania Electric Co. 3.25% 20281	1,355	1,336
PG&E Corp. 2.40% 2019	3,810	3,813
Progress Energy, Inc. 7.05% 2019	3,180	3,358
Progress Energy, Inc. 7.75% 2031	1,920	2,693
Public Service Co. of Colorado 5.80% 2018	7,860	8,027
Public Service Electric and Gas Co. 3.60% 2047	500	513
Public Service Enterprise Group Inc. 2.00% 2021	3,061	2,991
Public Service Enterprise Group Inc. 2.65% 2022	3,906	3,876
Puget Energy, Inc. 6.50% 2020	5,896	6,531
Puget Energy, Inc. 6.00% 2021	8,286	9,174
Puget Energy, Inc. 5.625% 2022	8,104	8,958
Puget Energy, Inc. 3.65% 2025	3,000	3,080
SCANA Corp. 6.25% 2020	1,300	1,381
SCANA Corp. 4.75% 2021	2,600	2,698
SCANA Corp. 4.125% 2022	2,175	2,223
American Funds Insurance Series — Bond Fund — Page 104 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
South Carolina Electric & Gas Co. 5.30% 2033	$515	$585
South Carolina Electric & Gas Co. 5.45% 2041	1,325	1,571
South Carolina Electric & Gas Co. 4.35% 2042	225	236
South Carolina Electric & Gas Co. 4.10% 2046	350	357
South Carolina Electric & Gas Co. 5.10% 2065	200	230
Southwestern Public Service Co. 3.70% 2047	1,120	1,148
Tampa Electric Co. 2.60% 2022	4,550	4,497
Teco Finance, Inc. 5.15% 2020	4,871	5,129
Virginia Electric and Power Co. 1.20% 2018	2,700	2,699
Virginia Electric and Power Co. 4.45% 2044	8,295	9,388
Virginia Electric and Power Co., Series B, 3.80% 2047	500	519
Xcel Energy Inc. 4.70% 2020	12,750	13,297
Xcel Energy Inc. 3.30% 2025	5,850	5,937
		366,875
Consumer staples 2.65%
Altria Group, Inc. 2.85% 2022	5,000	5,035
Altria Group, Inc. 2.625% 2026	500	484
Altria Group, Inc. 4.50% 2043	3,000	3,264
Altria Group, Inc. 5.375% 2044	6,600	8,040
Altria Group, Inc. 3.875% 2046	1,800	1,789
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,808
Anheuser-Busch InBev NV 3.65% 2026	18,635	19,259
Anheuser-Busch InBev NV 4.90% 2046	1,000	1,163
British American Tobacco International Finance PLC 2.75% 20201	5,550	5,580
British American Tobacco International Finance PLC 3.50% 20221	4,020	4,116
British American Tobacco International Finance PLC 3.95% 20251	5,550	5,790
British American Tobacco PLC 2.764% 20221	930	926
British American Tobacco PLC 3.222% 20241	2,000	2,002
British American Tobacco PLC 3.557% 20271	12,860	12,899
British American Tobacco PLC 4.39% 20371	2,000	2,098
British American Tobacco PLC 4.54% 20471	2,500	2,641
Church & Dwight Co., Inc. 3.15% 2027	750	740
Colgate-Palmolive Co. 3.70% 2047	555	569
Constellation Brands, Inc. 2.25% 2020	9,000	8,923
Constellation Brands, Inc. 2.65% 2022	3,285	3,253
Constellation Brands, Inc. 2.70% 2022	40	40
Constellation Brands, Inc. 3.50% 2027	170	174
Costco Wholesale Corp. 2.15% 2021	1,500	1,494
CVS Health Corp. 1.90% 2018	4,550	4,549
CVS Health Corp. 2.125% 2021	11,310	11,045
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.069% 20232,4,5	16,563	16,573
Imperial Tobacco Finance PLC 2.05% 20181	3,360	3,360
Imperial Tobacco Finance PLC 3.50% 20231	2,835	2,892
Kroger Co. 2.00% 2019	4,005	3,999
Kroger Co. 2.60% 2021	9,500	9,516
Molson Coors Brewing Co. 1.90% 2019	5,865	5,840
Molson Coors Brewing Co. 2.25% 2020	5,025	5,002
Molson Coors Brewing Co. 2.10% 2021	2,515	2,467
Molson Coors Brewing Co. 3.00% 2026	5,730	5,617
Molson Coors Brewing Co. 4.20% 2046	4,730	4,835
Mondelez International, Inc. 1.625% 20191	18,600	18,338
Pernod Ricard SA 4.45% 20221	7,870	8,366
Philip Morris International Inc. 2.375% 2022	280	276
American Funds Insurance Series — Bond Fund — Page 105 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.50% 2022	$2,500	$2,479
Philip Morris International Inc. 2.625% 2022	465	465
Philip Morris International Inc. 3.125% 2028	1,500	1,497
Philip Morris International Inc. 4.25% 2044	10,840	11,444
Procter & Gamble Co. 3.50% 2047	750	759
Reckitt Benckiser Group PLC 2.75% 20241	845	827
Reynolds American Inc. 2.30% 2018	1,790	1,792
Reynolds American Inc. 3.25% 2020	4,960	5,042
Reynolds American Inc. 3.25% 2022	2,250	2,283
Reynolds American Inc. 4.00% 2022	4,330	4,528
Reynolds American Inc. 4.85% 2023	6,430	7,009
Reynolds American Inc. 4.45% 2025	15,670	16,730
Reynolds American Inc. 5.70% 2035	1,255	1,499
Reynolds American Inc. 5.85% 2045	9,000	11,272
Wal-Mart Stores, Inc. 2.35% 2022	3,000	2,991
WM. Wrigley Jr. Co 3.375% 20201	13,405	13,733
		283,112
Telecommunication services 1.78%
AT&T Inc. 3.40% 2024	10,470	10,537
AT&T Inc. 3.40% 2025	24,515	24,135
AT&T Inc. 4.125% 2026	11,800	12,087
AT&T Inc. 3.90% 2027	14,405	14,525
AT&T Inc. 4.90% 2037	10,910	11,097
AT&T Inc. 4.50% 2048	656	617
AT&T Inc. 5.15% 2050	28,297	28,549
AT&T Inc. 5.30% 2058	13,065	13,150
British Telecommunications PLC 9.125% 2030	169	253
CenturyLink, Inc. 7.50% 2024	9,500	9,500
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,441
Deutsche Telekom International Finance BV 1.95% 20211	16,364	15,925
Deutsche Telekom International Finance BV 2.485% 20231	300	291
Deutsche Telekom International Finance BV 3.60% 20271	500	503
France Télécom 9.00% 2031	1,748	2,628
Frontier Communications Corp. 11.00% 2025	300	222
Orange SA 2.75% 2019	3,570	3,591
SoftBank Group Corp. 3.36% 20231,5	11,719	11,821
Verizon Communications Inc. 4.125% 2027	4,676	4,884
Verizon Communications Inc. 4.50% 2033	15,685	16,487
Verizon Communications Inc. 4.272% 2036	5,280	5,265
Verizon Communications Inc. 4.862% 2046	1,414	1,477
		190,985
Information technology 1.07%
Analog Devices, Inc. 2.50% 2021	6,535	6,476
Analog Devices, Inc. 3.125% 2023	1,450	1,455
Analog Devices, Inc. 3.50% 2026	6,455	6,543
Apple Inc. 1.55% 2021	12,130	11,789
Apple Inc. 3.00% 2024	170	172
Apple Inc. 2.90% 2027	13,500	13,353
Apple Inc. 3.00% 2027	750	746
Apple Inc. 3.20% 2027	510	517
Apple Inc. 3.35% 2027	502	515
Broadcom Ltd. 3.00% 20221	15,500	15,381
American Funds Insurance Series — Bond Fund — Page 106 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Ltd. 3.625% 20241	$2,950	$2,937
Broadcom Ltd. 3.875% 20271	12,360	12,182
Dell Inc. 2.65% 2020	6,075	6,001
Harris Corp. 1.999% 2018	6,400	6,394
Harris Corp. 2.70% 2020	1,400	1,406
Harris Corp. 3.832% 2025	945	981
Infor (US), Inc. 5.75% 20201	225	232
Itron, Inc. 5.00% 20261	100	101
Microsoft Corp. 1.85% 2020	250	249
Microsoft Corp. 2.40% 2022	397	397
Microsoft Corp. 3.30% 2027	369	381
Microsoft Corp. 4.25% 2047	12,750	14,601
NXP BV and NXP Funding LLC 4.125% 20211	2,000	2,045
Oracle Corp. 1.90% 2021	500	492
Oracle Corp. 3.25% 2027	1,615	1,644
Oracle Corp. 4.125% 2045	2,525	2,728
Oracle Corp. 4.00% 2046	250	266
Vantiv, Inc. 4.375% 20251	1,775	1,802
Visa Inc. 2.75% 2027	300	296
Xerox Corp. 3.50% 2020	2,000	2,022
		114,104
Industrials 0.94%
3M Co. 2.25% 2023	1,220	1,211
Airbus Group SE 2.70% 20231	2,220	2,220
ARAMARK Corp. 5.125% 2024	1,200	1,262
BNSF Funding Trust I 6.613% 2055	1,680	1,940
Canadian National Railway Co. 5.55% 2018	5,000	5,068
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20212,4,5	1,195	1,142
CEVA Group PLC 7.00% 20211	775	756
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,4,5	853	816
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,4,5	149	143
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20212,4,5	866	828
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	100	100
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	312	318
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20215	—	—
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20225	63	69
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20225	892	977
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20225	453	498
Corporate Risk Holdings LLC 9.50% 20191	1,804	1,887
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,6,7,8	364	389
Deck Chassis Acquisition Inc. 10.00% 20231	1,000	1,117
ERAC USA Finance Co. 4.20% 20461	750	737
FedEx Corp. 4.40% 2047	490	525
General Electric Capital Corp. 2.342% 2020	4,788	4,768
General Electric Capital Corp. 3.10% 2023	1,850	1,880
General Electric Capital Corp. 3.373% 2025	4,815	4,901
General Electric Co. 2.70% 2022	5,000	4,995
JELD-WEN Holding, Inc. 4.625% 20251	155	157
Lockheed Martin Corp. 2.50% 2020	3,155	3,177
Lockheed Martin Corp. 3.10% 2023	1,155	1,175
Lockheed Martin Corp. 3.55% 2026	3,045	3,166
Lockheed Martin Corp. 4.50% 2036	2,155	2,422
Lockheed Martin Corp. 4.70% 2046	5,695	6,666
American Funds Insurance Series — Bond Fund — Page 107 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 3.25% 2028	$12,745	$12,787
Northrop Grumman Corp. 4.03% 2047	955	1,001
Republic Services, Inc. 5.00% 2020	5,000	5,270
Republic Services, Inc. 3.375% 2027	1,215	1,226
Rockwell Collins, Inc. 2.80% 2022	245	246
Roper Technologies, Inc. 2.80% 2021	175	175
Roper Technologies, Inc. 3.80% 2026	420	434
United Parcel Service, Inc. 2.50% 2023	1,500	1,492
United Parcel Service, Inc. 3.05% 2027	1,125	1,126
United Rentals, Inc. 5.50% 2027	5,000	5,275
United Technologies Corp. 3.125% 2027	15,900	15,924
		100,266
Real estate 0.82%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,075	2,085
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,817
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,830	1,872
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	159
American Campus Communities, Inc. 3.35% 2020	2,910	2,969
American Campus Communities, Inc. 3.75% 2023	3,000	3,080
American Campus Communities, Inc. 3.625% 2027	305	302
American Tower Corp. 3.40% 2019	7,525	7,612
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	130	139
DCT Industrial Trust Inc. 4.50% 2023	2,340	2,455
Developers Diversified Realty Corp. 3.90% 2024	1,480	1,493
EPR Properties 4.50% 2025	385	395
EPR Properties 4.75% 2026	760	781
Essex Portfolio LP 3.25% 2023	335	338
Essex Portfolio LP 3.875% 2024	1,000	1,038
Hospitality Properties Trust 4.25% 2021	4,750	4,915
Hospitality Properties Trust 5.00% 2022	1,370	1,463
Hospitality Properties Trust 4.50% 2025	855	889
Hospitality Properties Trust 3.95% 2028	1,990	1,934
Howard Hughes Corp. 5.375% 20251	5,700	5,857
Kimco Realty Corp. 6.875% 2019	3,500	3,763
Kimco Realty Corp. 3.40% 2022	1,045	1,067
Omega Healthcare Investors, Inc. 4.375% 2023	900	914
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,042
Prologis, Inc. 4.25% 2023	7,410	7,941
Public Storage 2.37% 2022	350	345
Public Storage 3.094% 2027	460	457
Scentre Group 2.375% 20191	2,465	2,460
Scentre Group 2.375% 20211	175	173
Scentre Group 3.50% 20251	4,765	4,794
UDR, Inc. 3.50% 2028	490	490
WEA Finance LLC 2.70% 20191	5,675	5,707
WEA Finance LLC 3.25% 20201	14,375	14,635
		87,392
Materials 0.44%
Anglo American Capital PLC 4.00% 20271	750	746
BHP Billiton Finance Ltd. 6.25% 20751	5,265	5,715
FMG Resources 9.75% 20221	2,465	2,734
American Funds Insurance Series — Bond Fund — Page 108 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Holcim Ltd. 5.15% 20231	$1,760	$1,925
LYB International Finance BV 3.50% 2027	435	438
Mosaic Co. 3.25% 2022	500	496
Mosaic Co. 4.05% 2027	470	472
Sherwin-Williams Co. 2.75% 2022	250	249
Sherwin-Williams Co. 3.125% 2024	145	146
Sherwin-Williams Co. 3.45% 2027	1,550	1,577
Sherwin-Williams Co. 4.50% 2047	235	258
Vale SA 5.875% 2021	22,390	24,439
Vale SA 4.375% 2022	2,610	2,705
Vale SA 6.25% 2026	4,538	5,269
Westlake Chemical Corp. 4.375% 2047	235	245
		47,414
Total corporate bonds & notes		3,463,156
U.S. Treasury bonds & notes 27.17% U.S. Treasury 24.87%
U.S. Treasury 0.75% 2019	1,678	1,648
U.S. Treasury 1.00% 2019	1,489	1,467
U.S. Treasury 1.125% 2019	7,190	7,131
U.S. Treasury 1.50% 2019	26,790	26,615
U.S. Treasury 1.875% 2019	336	336
U.S. Treasury 1.625% 2020	46,870	46,460
U.S. Treasury 1.875% 2020	2,060	2,054
U.S. Treasury 8.75% 2020	40,000	46,934
U.S. Treasury 2.00% 2021	225	224
U.S. Treasury 1.75% 2022	5,684	5,585
U.S. Treasury 1.75% 2022	893	877
U.S. Treasury 1.875% 2022	635	628
U.S. Treasury 2.125% 2022	172,737	172,069
U.S. Treasury 2.125% 2022	150,000	149,736
U.S. Treasury 2.25% 2023	115,000	114,802
U.S. Treasury 2.125% 2024	260,000	257,452
U.S. Treasury 2.125% 2024	200,000	197,500
U.S. Treasury 2.125% 2024	159,445	157,576
U.S. Treasury 2.25% 2024	80,000	79,831
U.S. Treasury 2.25% 2024	77,542	77,148
U.S. Treasury 2.25% 2027	266,623	262,999
U.S. Treasury 2.25% 2027	226,075	223,315
U.S. Treasury 2.25% 2027	150,000	147,993
U.S. Treasury 2.375% 2027	200,000	199,582
U.S. Treasury 6.125% 2027	25,000	33,145
U.S. Treasury 2.875% 2045	413	424
U.S. Treasury 3.00% 2045	30,000	31,517
U.S. Treasury 2.50% 2046	38,000	36,162
U.S. Treasury 2.875% 2046	3,368	3,455
U.S. Treasury 2.75% 2047	304,179	304,608
U.S. Treasury 2.75% 2047	71,680	71,820
		2,661,093
American Funds Insurance Series — Bond Fund — Page 109 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.30%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 20259	$53,074	$53,159
U.S. Treasury Inflation-Protected Security 2.00% 20269	37,595	42,282
U.S. Treasury Inflation-Protected Security 0.375% 20279	151,257	150,475
		245,916
Total U.S. Treasury bonds & notes		2,907,009
Mortgage-backed obligations 25.85% Federal agency mortgage-backed obligations 25.54%
Fannie Mae 5.50% 20235	701	733
Fannie Mae 4.50% 20255	412	435
Fannie Mae 6.00% 20265	301	336
Fannie Mae 5.50% 20275	182	200
Fannie Mae 6.00% 20275	486	543
Fannie Mae 3.50% 20335,10	59,300	61,169
Fannie Mae 3.50% 20335,10	25,000	25,809
Fannie Mae 4.00% 20365	629	665
Fannie Mae 6.00% 20375	1,197	1,346
Fannie Mae 6.00% 20375	80	86
Fannie Mae 5.50% 20385	2,887	3,191
Fannie Mae 5.50% 20385	397	436
Fannie Mae 4.00% 20405	1,504	1,582
Fannie Mae 5.00% 20405	543	594
Fannie Mae 5.00% 20415	3,964	4,285
Fannie Mae 5.00% 20415	3,598	3,876
Fannie Mae 5.00% 20415	2,383	2,618
Fannie Mae 5.00% 20415	1,569	1,720
Fannie Mae 5.00% 20415	1,256	1,383
Fannie Mae 5.00% 20415	927	1,021
Fannie Mae 4.00% 20435	15,131	15,904
Fannie Mae 4.00% 20435	1,925	2,021
Fannie Mae 3.00% 20465	75,036	75,112
Fannie Mae 3.50% 20465	2,598	2,686
Fannie Mae 4.00% 20465	16,050	16,935
Fannie Mae 4.00% 20465	4,172	4,396
Fannie Mae 3.50% 20475	80,119	82,381
Fannie Mae 3.50% 20475	21,732	22,346
Fannie Mae 3.50% 20475	16,182	16,639
Fannie Mae 3.50% 20475	11,146	11,461
Fannie Mae 4.00% 20475	88,762	93,005
Fannie Mae 4.00% 20475	21,045	22,070
Fannie Mae 4.00% 20475	9,897	10,370
Fannie Mae 4.50% 20475	31,199	33,246
Fannie Mae 3.50% 20485,10	100,000	102,574
Fannie Mae 3.50% 20485,10	77,040	79,149
Fannie Mae 3.50% 20485	3,727	3,832
Fannie Mae 4.00% 20485,10	275,000	287,754
Fannie Mae 4.00% 20485,10	171,162	178,860
Fannie Mae 4.50% 20485,10	300,000	319,217
Fannie Mae 4.50% 20485,10	148,375	157,694
Fannie Mae Pool #924866 2.89% 20372,5	882	910
Fannie Mae, Series 2001-4, Class GA, 9.251% 20252,5	4	4
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20415	30	35
Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	19	22
American Funds Insurance Series — Bond Fund — Page 110 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	$36	$41
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20422,5	43	48
Freddie Mac 5.50% 20335	146	160
Freddie Mac 3.50% 20365	203	210
Freddie Mac 4.00% 20365	830	878
Freddie Mac 3.50% 20375	30,462	31,615
Freddie Mac 3.50% 20375	27,952	29,011
Freddie Mac 3.50% 20375	20,027	20,786
Freddie Mac 3.50% 20375	11,541	11,978
Freddie Mac 3.50% 20375	8,195	8,506
Freddie Mac 3.50% 20375	5,475	5,682
Freddie Mac 5.50% 20385	162	179
Freddie Mac 5.50% 20385	125	138
Freddie Mac 5.50% 20395	238	263
Freddie Mac 4.50% 20405	518	553
Freddie Mac 5.50% 20405	913	1,008
Freddie Mac 4.50% 20415	606	647
Freddie Mac 5.50% 20415	1,295	1,432
Freddie Mac 3.50% 20455	39,794	41,249
Freddie Mac 3.50% 20475	74,888	77,080
Freddie Mac 3.50% 20475	8,787	9,044
Freddie Mac 4.00% 20475	4,066	4,261
Freddie Mac 3.00% 20485,10	41,200	41,228
Freddie Mac 3.50% 20485,10	33,110	33,966
Freddie Mac 4.00% 20485,10	275,000	287,699
Freddie Mac 4.00% 20485,10	76,000	79,403
Freddie Mac 4.50% 20485,10	10,500	11,166
Freddie Mac, Series K716, Class A2, Multi Family 3.13% 20215	6,875	7,045
Freddie Mac, Series K020, Class A2, Multi Family 2.373% 20225	4,500	4,493
Freddie Mac, Series K718, Class A2, Multi Family 2.791% 20225	9,640	9,779
Freddie Mac, Series 3061, Class PN, 5.50% 20355	157	173
Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	355	305
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	314	272
Freddie Mac, Series 3318, Class JT, 5.50% 20375	406	434
Government National Mortgage Assn. 4.50% 20405	1,232	1,308
Government National Mortgage Assn. 4.50% 20455	17,090	18,047
Government National Mortgage Assn. 4.00% 20475	48,599	50,760
Government National Mortgage Assn. 4.50% 20475	8,950	9,447
Government National Mortgage Assn. 4.00% 20485,10	125,150	130,541
Government National Mortgage Assn. 4.00% 20485,10	51,450	53,648
Government National Mortgage Assn. 4.50% 20485,10	75,550	79,256
Government National Mortgage Assn. 4.50% 20485,10	17,100	17,928
		2,732,318
Collateralized mortgage-backed (privately originated) 0.23%
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,2,5	6,494	6,507
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20271,5	1,115	1,118
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,5	1,055	1,059
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,2,5	15,426	15,443
		24,127
American Funds Insurance Series — Bond Fund — Page 111 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.08%	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.191% 20492,5	$4,306	$4,294
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,5	551	575
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20402,5	3,620	3,618
		8,487
Total mortgage-backed obligations		2,764,932
Bonds & notes of governments & government agencies outside the U.S. 6.38%
Dominican Republic 5.95% 20271	8,100	8,768
Germany (Federal Republic of) 0.10% 20269	€25,685	34,032
Japan, Series 19, 0.10% 20249	¥5,366,380	50,151
Japan, Series 20, 0.10% 20259	11,317,500	106,018
Kuwait (State of) 3.50% 20271	$14,200	14,447
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	12,219
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	10,618
Manitoba (Province of) 3.05% 2024	$5,050	5,154
Ontario (Province of) 3.20% 2024	9,000	9,287
Peru (Republic of) 4.125% 2027	9,540	10,389
Portuguese Republic 5.125% 2024	101,050	108,779
Portuguese Republic 5.65% 2024	€20,000	30,550
Portuguese Republic 2.875% 2025	24,000	31,789
Portuguese Republic 4.10% 2045	375	529
Saudi Arabia (Kingdom of) 2.875% 20231	$6,895	6,788
Saudi Arabia (Kingdom of) 3.628% 20271	5,000	5,055
Saudi Arabia (Kingdom of) 3.625% 20281	11,435	11,353
Saudi Arabia (Kingdom of) 4.625% 20471	225	230
Turkey (Republic of) 5.625% 2021	20,800	21,928
Turkey (Republic of) 5.75% 2047	9,350	9,132
United Mexican States 3.60% 2025	12,000	12,192
United Mexican States 4.35% 2047	5,000	4,788
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	154,042
United Mexican States, Series M, 5.75% 2026	527,500	23,742
		681,980
Asset-backed obligations 2.78%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20215	$175	176
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20225	5,970	5,968
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	2,485	2,503
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20261,2,5	8,280	8,304
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20215	11,585	11,574
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20235	1,107	1,143
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.907% 20202,5	9,565	9,590
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.702% 20202,5	10,870	10,878
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20201,5	7,100	7,147
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20221,5	5,700	5,682
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.827% 20202,5	7,980	7,984
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20201,5	6,405	6,403
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20211,5	19,400	19,448
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20211,5	2,856	2,865
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20211,5	2,125	2,134
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20211,5	2,500	2,519
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20211,5	2,542	2,558
American Funds Insurance Series — Bond Fund — Page 112 of 171

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20211,5	$10,000	$10,076
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20225	12,000	12,058
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20221,5	9,760	9,829
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20235	3,500	3,506
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20211,5	4,100	4,102
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20221,5	6,625	6,610
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20221,5	2,650	2,659
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20231,5	4,440	4,445
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20231,5	6,000	6,012
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20221,5	11,913	11,916
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20201,5	7,500	7,595
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20211,5	3,000	3,038
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20211,5	1,000	1,021
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20211,5	3,500	3,557
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20221,5	8,100	8,048
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20215	1,620	1,605
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20221,5	7,365	7,348
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20191,5	11,000	10,986
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.752% 20372,5	1,367	125
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20205	4,000	4,007
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20225	1,200	1,201
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20225	13,605	13,570
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20225	3,955	3,959
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	10,775	10,888
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,5	2,610	2,602
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,5	490	487
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20211,5	18,255	18,215
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,5	2,000	2,001
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,5	2,500	2,498
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20221,5	5,235	5,215
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20221,5	2,950	2,943
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.236% 20261,2,5	5,560	5,560
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,5	3,000	3,001
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20251,5	288	288
		297,847
Municipals 2.25% Illinois 1.82%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	27,130	25,937
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	2,150	2,114
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,000	4,861
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	24,805	25,903
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	93,475	93,483
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	413
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,001
G.O. Bonds, Series 2013-B, 4.11% 2022	750	758
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,140
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	15,316
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	260
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,544
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	3,181
American Funds Insurance Series — Bond Fund — Page 113 of 171

Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	$3,955	$4,274
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,503
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 20215	7,784	8,148
		194,627
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,204
California 0.14%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,866
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,000
Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,265
		15,131
Puerto Rico 0.07%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	7,728
South Carolina 0.05%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	875	999
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	800	899
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	2,765	3,175
		5,073
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,563
		240,326
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026	12,410	12,036
Total bonds, notes & other debt instruments (cost: $10,316,353,000)		10,367,286
Common stocks 0.01% Information technology 0.01%	Shares
Corporate Risk Holdings I, Inc.6,7,11,12	70,193	1,241
Corporate Risk Holdings Corp.6,7,11,12	355	—
		1,241
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-16,7,11	2,409,545	1
Total common stocks (cost: $956,000)		1,242
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights1,10,11	62,508	55
Total rights & warrants (cost: $96,000)		55
American Funds Insurance Series — Bond Fund — Page 114 of 171

Short-term securities 22.13%	Principal amount (000)	Value (000)
3M Co. 1.47% due 1/18/20181	$50,000	$49,960
Apple Inc. 1.21%–1.50% due 1/4/2018–2/20/20181	131,000	130,833
Bank of New York Mellon Corp. 1.33% due 2/27/2018	50,000	49,871
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.36%–1.49% due 1/5/2018–1/10/2018	61,100	61,071
CAFCO, LLC 1.52% due 2/23/20181	27,000	26,932
Chariot Funding, LLC 1.85% due 6/19/20181	50,000	49,556
Cisco Systems, Inc. 1.43%–1.52% due 2/15/2018–2/20/20181	100,000	99,794
Coca-Cola Co. 1.24%–1.27% due 1/12/2018–1/30/20181	101,400	101,292
Emerson Electric Co. 1.37% due 1/10/20181	13,800	13,793
Federal Home Loan Bank 1.07%–1.32% due 1/8/2018–3/16/2018	620,350	619,459
Freddie Mac 1.16%–1.28% due 4/3/2018–4/6/2018	141,900	141,388
Hershey Co. 1.40% due 1/12/20181	30,000	29,983
IBM Credit LLC 1.50% due 3/13/20181	80,000	79,752
Microsoft Corp. 1.26% due 1/16/20181	67,500	67,452
National Rural Utilities Cooperative Finance Corp. 1.51% due 1/17/2018	25,000	24,980
PepsiCo Inc. 1.43% due 1/24/20181	50,000	49,947
Pfizer Inc. 1.30%–1.50% due 2/20/2018–3/12/20181	100,000	99,741
Procter & Gamble Co. 1.21%–1.30% due 1/12/2018–2/22/20181	125,000	124,848
Qualcomm Inc. 1.27% due 1/18/20181	50,000	49,958
Simon Property Group, L.P. 1.33% due 1/22/20181	25,000	24,975
U.S. Bank, N.A. 1.41% due 4/24/2018	35,000	34,979
U.S. Treasury Bills 1.09%–1.44% due 1/2/2018–6/14/2018	237,300	236,407
United Parcel Service Inc. 1.50% due 1/25/20181	50,000	49,945
Wal-Mart Stores, Inc. 1.22% due 1/3/20181	50,000	49,990
Walt Disney Co. 1.29%–1.42% due 1/25/2018–1/26/20181	100,000	99,888
Total short-term securities (cost: $2,367,157,000)		2,366,794
Total investment securities 119.05% (cost: $12,684,562,000)		12,735,377
Other assets less liabilities (19.05)%		(2,037,683)
Net assets 100.00%		$10,697,694
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount13 (000)	Value at 12/31/201714 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Euro-Bund Futures	Short	128	March 2018	$(12,800)	$(24,831)	$(16)
10 Year U.S. Treasury Note Futures	Long	3,256	March 2018	325,600	403,897	(2,045)
30 Year Ultra U.S. Treasury Bond Futures	Short	51	March 2018	(5,100)	(8,551)	(59)
10 Year Ultra U.S. Treasury Note Futures	Short	53	March 2018	(5,300)	(7,079)	25
5 Year U.S. Treasury Note Futures	Long	6,048	April 2018	604,800	702,560	(1,350)
2 Year U.S. Treasury Note Futures	Long	2,099	April 2018	419,800	449,416	(711)
						$(4,156)
American Funds Insurance Series — Bond Fund — Page 115 of 171

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD64,742	MXN1,220,000	Bank of America, N.A.	1/9/2018	$2,829
USD13,016	JPY1,445,000	Bank of America, N.A.	1/10/2018	183
USD455	EUR385	Citibank	1/10/2018	(7)
USD30,924	JPY3,430,000	UBS AG	1/11/2018	462
USD43,780	JPY4,925,000	JPMorgan Chase	1/11/2018	41
USD128,051	MXN2,400,000	JPMorgan Chase	1/12/2018	6,331
USD13,141	MXN252,000	Citibank	1/17/2018	374
USD19,850	EUR16,750	Citibank	1/17/2018	(272)
USD64,745	JPY7,300,000	HSBC Bank	1/22/2018	(121)
USD4,767	EUR4,000	JPMorgan Chase	1/23/2018	(40)
USD26,460	EUR22,350	JPMorgan Chase	1/23/2018	(399)
USD57,793	EUR48,800	Citibank	1/23/2018	(852)
USD57,533	AUD75,000	JPMorgan Chase	1/23/2018	(987)
				$7,542
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.39%	3-month Canada BA	7/13/2018	C$1,460,000	$(1,637)	$—	$(1,637)
1.77%	3-month Canada BA	9/26/2018	975,000	186	—	186
1.669%	3-month USD-LIBOR	10/28/2019	$112,000	(729)	—	(729)
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(15)	—	(15)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(1,496)	—	(1,496)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	148	—	148
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	400	—	400
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(2,128)	—	(2,128)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(1,498)	—	(1,498)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(38)	—	(38)
3-month USD-LIBOR	2.54%	10/3/2024	400	(6)	—	(6)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(914)	—	(914)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(1)	—	(1)
3-month USD-LIBOR	2.326%	10/22/2024	800	(1)	—	(1)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(5)	—	(5)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(24)	—	(24)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(233)	—	(233)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(7)	—	(7)
3-month USD-LIBOR	2.353%	12/8/2024	700	(2)	—	(2)
3-month USD-LIBOR	2.2845%	12/12/2024	330	—15	—	—15
3-month USD-LIBOR	1.8185%	1/20/2025	900	29	—	29
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	37	—	37
3-month USD-LIBOR	2.192%	3/18/2025	1,850	15	—	15
3-month USD-LIBOR	2.0475%	3/23/2025	450	8	—	8
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	—15	—	—15
3-month USD-LIBOR	2.339%	5/13/2025	375	(1)	—	(1)
3-month USD-LIBOR	2.351%	5/15/2025	590	(2)	—	(2)
American Funds Insurance Series — Bond Fund — Page 116 of 171

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	2.287%	5/20/2025	$500	$1	$—	$1
3-month USD-LIBOR	2.227%	5/28/2025	260	2	—	2
3-month USD-LIBOR	2.2125%	5/29/2025	465	3	—	3
3-month USD-LIBOR	2.451%	6/5/2025	650	(6)	—	(6)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(25)	—	(25)
3-month USD-LIBOR	2.455%	6/24/2025	235	(2)	—	(2)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(15)	—	(15)
3-month USD-LIBOR	2.397%	7/13/2025	900	(5)	—	(5)
3-month USD-LIBOR	2.535%	7/15/2025	800	(12)	—	(12)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(13)	—	(13)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	1	—	1
3-month USD-LIBOR	2.331%	7/30/2025	435	—15	—	—15
3-month USD-LIBOR	2.228%	9/4/2025	12,000	82	—	82
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	39	—	39
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(175)	—	(175)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	12,454	—	12,454
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,242	—	1,242
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	58	—	58
3-month USD-LIBOR	1.595%	5/12/2026	8,500	489	—	489
3-month USD-LIBOR	1.592%	5/12/2026	4,000	231	—	231
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	184	—	184
2.913%	3-month USD-LIBOR	11/24/2034	10,000	579	—	579
2.844%	3-month USD-LIBOR	6/11/2035	3,250	158	—	158
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	161	—	161
2.773%	3-month USD-LIBOR	7/13/2035	500	19	—	19
2.589%	3-month USD-LIBOR	9/4/2035	3,100	35	—	35
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(105)	—	(105)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(97)	—	(97)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(5)	—	(5)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(12)	—	(12)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(63)	—	(63)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(68)	—	(68)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,673	—	1,673
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(1,396)	—	(1,396)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	214	—	214
					$—	$7,712
American Funds Insurance Series — Bond Fund — Page 117 of 171

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$65,000	$(1,550)	$(1,366)	$(184)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,046,793,000, which represented 19.13% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Scheduled interest and/or principal payment was not received.
4	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,361,000, which represented .20% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,276,000, which represented .04% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Index-linked bond whose principal amount moves with a government price index.
10	Purchased on a TBA basis.
11	Security did not produce income during the last 12 months.
12	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
13	Notional amount is calculated based on the number of contracts and notional contract size.
14	Value is calculated based on the notional amount and current market price.
15	Amount less than one thousand.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$780	$1,241.01%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$780	$1,241.01%

Key to abbreviations and symbols
AUD = Australian dollars	G.O. = General Obligation
Auth. = Authority	JPY/¥ = Japanese yen
BA = Banker’s acceptances	LIBOR = London Interbank Offered Rate
C$ = Canadian dollars	LOC = Letter of Credit
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
Dev. = Development	MYR = Malaysian ringgits
Econ. = Economic	Redev. = Redevelopment
EUR/€ = Euros	Ref. = Refunding
Facs. = Facilities	Rev. = Revenue
Fin. = Finance	TBA = To-be-announced
Fncg. = Financing	USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 118 of 171

Global Bond Fund
Investment portfolio
December 31, 2017
Bonds, notes & other debt instruments 89.68% Euros 14.40%	Principal amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$4,286
Argentine Republic 2.26% 20381	2,500	2,197
Assicurazioni Generali SPA 7.75% 2042	1,500	2,325
Aviva PLC 6.125% 2043	3,000	4,482
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,100	3,874
Barclays Bank PLC 6.00% 2021	1,000	1,387
Barclays Bank PLC 6.625% 2022	1,070	1,577
Belgium (Kingdom of), Series 77, 1.00% 2026	7,800	9,779
BNP Paribas 2.875% 2026	1,975	2,534
BPCE SA group 4.625% 2023	1,200	1,721
CaixaBank, SA 5.00% 2023	2,300	2,869
Canada 3.50% 2020	2,500	3,242
Croatia (Republic of) 3.00% 2025	3,500	4,537
Croatia (Republic of) 3.00% 2027	3,850	4,966
Deutsche Telekom International Finance BV 7.50% 2033	200	418
French Republic O.A.T. 0.50% 2026	1,950	2,351
French Republic O.A.T. 1.85% 20272	8,228	12,539
French Republic O.A.T. 3.25% 2045	1,200	1,943
French Republic O.A.T. 2.00% 2048	1,100	1,395
Germany (Federal Republic of) 0.10% 20232	1,425	1,844
Germany (Federal Republic of) 0.10% 20262	31,541	41,791
Germany (Federal Republic of) 0.50% 2026	8,400	10,313
Germany (Federal Republic of) 6.25% 2030	1,800	3,580
Germany (Federal Republic of) 4.75% 2040	200	419
Germany (Federal Republic of) 2.50% 2046	10,770	16,972
Germany (Federal Republic of) 1.25% 2048	4,100	4,909
Greece (Hellenic Republic of) 3.50% 2023	506	604
Greece (Hellenic Republic of) 3.75% 2028	684	798
Greece (Hellenic Republic of) 3.90% 2033	715	805
Greece (Hellenic Republic of) 4.00% 2037	570	635
Greece (Hellenic Republic of) 4.20% 2042	559	622
HSBC Holdings PLC 3.375% 2024	1,700	2,107
Hungary 6.00% 2019	1,200	1,533
Hungary 3.875% 2020	1,000	1,304
Intesa Sanpaolo SpA 6.625% 2023	3,610	5,445
Ireland (Republic of) 3.40% 2024	6,110	8,757
Ireland (Republic of) 2.40% 2030	5,365	7,421
Ireland (Republic of) 2.00% 2045	2,000	2,523
Italy (Republic of) 0.90% 2022	10,900	13,181
Italy (Republic of) 1.45% 2022	10,575	13,100
Italy (Republic of) 0.95% 2023	36,575	43,972
Italy (Republic of) 4.75% 2023	2,900	4,192
Italy (Republic of) 4.50% 2024	2,500	3,580
Italy (Republic of) 1.50% 2025	4,350	5,203
Lloyds Banking Group PLC 6.50% 2020	2,290	3,134
Merrill Lynch & Co., Inc. 4.625% 20183	900	1,116
American Funds Insurance Series — Global Bond Fund — Page 119 of 171

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
NN Group NV, 4.625% 2044	€1,320	$1,839
NN Group NV, 4.50% 2049	2,720	3,688
Portuguese Republic 2.875% 2025	12,500	16,556
Portuguese Republic 2.875% 2026	4,200	5,502
Portuguese Republic 4.125% 2027	25,015	35,655
Spain (Kingdom of) 3.80% 2024	6,150	8,785
Spain (Kingdom of) 1.30% 2026	10,400	12,465
Svenska Handelsbanken AB 2.656% 2024	2,170	2,671
		355,443
Japanese yen 8.11%
Japan, Series 326, 0.70% 2022	¥580,000	5,353
Japan, Series 18, 0.10% 20242	4,731,720	44,073
Japan, Series 19, 0.10% 20242	2,685,700	25,099
Japan, Series 337, 0.30% 2024	580,000	5,276
Japan, Series 336, 0.50% 2024	800,000	7,377
Japan, Series 20, 0.10% 20252	674,020	6,314
Japan, Series 340, 0.40% 2025	435,000	3,989
Japan, Series 344, 0.10% 2026	1,355,000	12,125
Japan, Series 21, 0.10% 20262	979,865	9,214
Japan, Series 346, 0.10% 2027	2,335,000	20,877
Japan, Series 116, 2.20% 2030	1,735,000	19,191
Japan, Series 145, 1.70% 2033	2,465,000	26,412
Japan, Series 21, 2.30% 2035	720,000	8,404
Japan, Series 42, 1.70% 2044	585,000	6,394
		200,098
Polish zloty 3.94%
Poland (Republic of), Series 0420, 1.50% 2020	PLN60,575	17,268
Poland (Republic of), Series 1020, 5.25% 2020	21,800	6,821
Poland (Republic of), Series 1021, 5.75% 2021	128,830	41,721
Poland (Republic of), Series 0922, 5.75% 2022	46,600	15,295
Poland (Republic of), Series 1023, 4.00% 2023	31,140	9,541
Poland (Republic of), Series 0725, 3.25% 2025	22,500	6,523
		97,169
Mexican pesos 3.91%
United Mexican States 4.00% 20192	MXN41,576	2,132
United Mexican States 4.00% 20402	41,575	2,223
United Mexican States, Series M, 8.00% 2020	92,500	4,746
United Mexican States, Series M, 6.50% 2021	660,800	32,493
United Mexican States, Series M, 6.50% 2022	119,100	5,804
United Mexican States, Series M20, 10.00% 2024	209,500	12,021
United Mexican States, Series M, 5.75% 2026	717,000	32,270
United Mexican States, Series M30, 10.00% 2036	35,000	2,174
United Mexican States, Series M30, 8.50% 2038	27,000	1,473
United Mexican States, Series M, 7.75% 2042	23,000	1,164
		96,500
Indian rupees 2.54%
India (Republic of) 7.80% 2021	INR1,117,600	17,937
India (Republic of) 7.68% 2023	224,400	3,587
India (Republic of) 8.83% 2023	1,284,200	21,441
India (Republic of) 6.97% 2026	431,000	6,624
India (Republic of) 7.59% 2029	375,800	5,879
American Funds Insurance Series — Global Bond Fund — Page 120 of 171

Bonds, notes & other debt instruments Indian rupees (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.61% 2030	INR167,270	$2,614
India (Republic of) 7.88% 2030	25,000	401
National Highways Authority of India 7.17% 2021	220,000	3,407
National Highways Authority of India 7.27% 2022	50,000	774
		62,664
Malaysian ringgits 2.25%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR6,155	1,530
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,650
Malaysia (Federation of), Series 0315, 3.659% 2020	35,935	8,961
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,910
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,486
Malaysia (Federation of), Series 0117, 3.882% 2022	17,437	4,367
Malaysia (Federation of), Series 0116, 3.80% 2023	47,413	11,729
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	6,914
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,638
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	10,461
		55,646
Norwegian kroner 1.62%
Norway (Kingdom of) 3.75% 2021	NKr299,750	39,988
Australian dollars 1.39%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$22,900	19,929
Australia (Commonwealth of), Series 128, 5.75% 2022	16,150	14,465
		34,394
British pounds 1.33%
Aviva PLC, subordinated 6.875% 2058	£470	881
AXA SA, junior subordinated 5.453% 2049	300	464
Electricité de France SA 6.00% 2114	100	197
France Télécom 5.375% 2050	300	589
Lloyds Banking Group PLC 7.625% 2025	655	1,188
United Kingdom 1.75% 2022	950	1,344
United Kingdom 2.25% 2023	1,550	2,257
United Kingdom 4.25% 2027	4,800	8,334
United Kingdom 3.25% 2044	6,500	11,432
United Kingdom 3.50% 2045	3,290	6,069
		32,755
Thai baht 1.16%
Thailand (Kingdom of) 1.49% 2019	THB491,100	15,073
Thailand (Kingdom of) 1.875% 2022	258,200	7,962
Thailand (Kingdom of) 3.85% 2025	65,000	2,230
Thailand (Kingdom of) 2.125% 2026	110,000	3,324
		28,589
Danish kroner 1.05%
Nykredit Realkredit AS, Series 01E, 2.00% 20371	DKr69,099	11,607
Nykredit Realkredit AS, Series 01E, 2.50% 20471	16,364	2,748
Realkredit Danmark AS, Series 22S, 2.00% 20371	68,140	11,451
		25,806
American Funds Insurance Series — Global Bond Fund — Page 121 of 171

Bonds, notes & other debt instruments Chilean pesos 0.89%	Principal amount (000)	Value (000)
Chile (Banco Central de) 4.50% 2021	CLP13,200,000	$21,977
Israeli shekels 0.85%
Israel (State of) 2.00% 2027	ILS28,300	8,381
Israel (State of) 5.50% 2042	29,300	12,512
		20,893
Canadian dollars 0.77%
Canada 1.00% 2022	C$4,050	3,097
Canada 2.25% 2025	19,600	15,870
		18,967
Brazilian reais 0.48%
Brazil (Federative Republic of) 0% 2020	BRL15,000	3,877
Brazil (Federative Republic of) 0% 2020	8,000	1,965
Brazil (Federative Republic of) 0% 2021	27,600	6,092
		11,934
South African rand 0.41%
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR19,900	1,798
South Africa (Republic of), Series R-214, 6.50% 2041	145,850	8,331
		10,129
Turkish lira 0.39%
Turkey (Republic of) 10.50% 2020	TRY11,450	2,897
Turkey (Republic of) 11.00% 2022	26,500	6,746
		9,643
South Korean won 0.34%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW9,155,400	8,428
Colombian pesos 0.28%
Colombia (Republic of), Series B, 7.50% 2026	COP18,930,000	6,788
Uruguayan pesos 0.26%
Uruguay (Oriental Republic of) 9.875% 2022	UYU53,553	1,982
Uruguay (Oriental Republic of) 8.50% 2028	128,291	4,464
		6,446
Argentine pesos 0.24%
Argentine Republic 2.50% 20212	ARS68,941	3,530
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20224	44,100	2,362
		5,892
U.S. dollars 43.07%
Abbott Laboratories 2.35% 2019	$550	550
Abbott Laboratories 2.90% 2021	420	425
Abbott Laboratories 3.40% 2023	195	199
Abbott Laboratories 3.75% 2026	1,400	1,440
AbbVie Inc. 1.80% 2018	600	600
AbbVie Inc. 2.50% 2020	3,155	3,166
AbbVie Inc. 2.90% 2022	1,170	1,174
American Funds Insurance Series — Global Bond Fund — Page 122 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$200	$203
AbbVie Inc. 3.60% 2025	1,055	1,086
AbbVie Inc. 3.20% 2026	3,157	3,153
AbbVie Inc. 4.50% 2035	410	451
ACE INA Holdings Inc. 2.30% 2020	180	180
ACE INA Holdings Inc. 2.875% 2022	365	370
ACE INA Holdings Inc. 3.35% 2026	365	373
ACE INA Holdings Inc. 4.35% 2045	665	752
AES Corp. 5.50% 2025	650	686
AES Corp. 6.00% 2026	425	461
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 2.80% 2023	340	335
Aleris International, Inc. 7.875% 2020	201	200
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	181
Allergan PLC 2.35% 2018	1,750	1,751
Allergan PLC 3.00% 2020	2,820	2,847
Allergan PLC 3.45% 2022	850	864
Allergan PLC 3.80% 2025	4,455	4,541
Allergan PLC 4.55% 2035	1,780	1,888
Allergan PLC 4.75% 2045	514	549
Allison Transmission Holdings, Inc. 5.00% 20243	400	414
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 20251,4,5	1,000	1,006
Altria Group, Inc. 2.625% 2020	1,800	1,812
Altria Group, Inc. 4.50% 2043	350	381
Amazon.com, Inc. 2.80% 20243	2,920	2,915
Amazon.com, Inc. 3.15% 20273	1,960	1,966
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	450	478
American Campus Communities, Inc. 3.75% 2023	2,485	2,551
American Campus Communities, Inc. 4.125% 2024	1,195	1,246
American Electric Power Co., Inc. 2.75% 2026	1,050	1,013
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20211,4,5,6	884	35
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20201,4,5,6	1,190	881
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.885% 20193,4	200	181
American Energy (Permian Basin) 7.125% 20203	1,295	1,055
American Energy (Permian Basin) 7.375% 20213	340	275
Amgen Inc. 1.85% 2021	420	410
Amgen Inc. 2.25% 2023	2,000	1,942
Anglo American Capital PLC 4.00% 20273	1,470	1,462
Anheuser-Busch InBev NV 3.75% 2022	775	811
Anheuser-Busch InBev NV 3.30% 2023	635	650
Anheuser-Busch InBev NV 4.95% 2042	1,230	1,428
Anheuser-Busch InBev NV 4.90% 2046	440	512
Apple Inc. 2.50% 2022	1,200	1,202
Apple Inc. 3.35% 2027	1,075	1,102
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 20251,4,5	80	83
Argentine Republic 6.875% 2021	3,575	3,900
Argentine Republic 7.50% 2026	2,200	2,494
Associated Materials, LLC 9.00% 20243	1,175	1,272
AT&T Inc. 3.90% 2027	1,535	1,548
AT&T Inc. 4.25% 2027	4,655	4,753
AT&T Inc. 4.10% 20283	4,731	4,755
AT&T Inc. 4.30% 20303	2,248	2,251
AT&T Inc. 4.90% 2037	1,220	1,241
Autoridad del Canal de Panama 4.95% 20351,3	1,000	1,119
Avis Budget Group, Inc. 5.50% 2023	400	412
American Funds Insurance Series — Global Bond Fund — Page 123 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Avon Products, Inc. 7.875% 20223	$225	$230
AXA SA 8.60% 2030	220	317
Ball Corp. 4.375% 2020	300	312
Banco Nacional de Comercio Exterior SNC 3.80% 20263	880	883
Banco Santander, SA 3.70% 20223	4,475	4,533
Bank of America Corp. 2.625% 2020	1,550	1,564
Bank of America Corp. 3.419% 20283	1,252	1,253
Baxalta Inc. 4.00% 2025	1,580	1,635
Bayer AG 3.375% 20243	840	855
Becton, Dickinson and Co. 2.675% 2019	353	354
Becton, Dickinson and Co. 2.894% 2022	1,260	1,253
Becton, Dickinson and Co. 3.70% 2027	1,430	1,443
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 20251,4,5	175	171
Blackstone CQP Holdco LP, 6.00% 20213,7	225	227
Blackstone CQP Holdco LP, 6.50% 20213,7	3,450	3,519
BMC Software, Inc. 8.125% 20213	725	733
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	375	373
BPCE SA group 5.70% 20233	1,800	1,997
Brandywine Operating Partnership, LP 3.95% 2023	190	194
British American Tobacco International Finance PLC 2.75% 20203	530	533
British American Tobacco International Finance PLC 3.50% 20223	385	394
British American Tobacco PLC 3.557% 20273	1,545	1,550
British American Tobacco PLC 4.39% 20373	1,190	1,248
Cablevision Systems Corp. 6.75% 2021	1,125	1,209
Calpine Corp. 5.375% 2023	230	225
Calpine Corp. 5.25% 20263	655	644
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	800	833
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	675	670
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20283	575	562
Centene Corp. 4.75% 2022	1,590	1,658
Centene Corp. 4.75% 2025	225	230
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20231	295	305
CenturyLink, Inc. 6.75% 2023	1,000	984
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	763	776
CF Industries, Inc. 4.50% 20263	200	209
CF Industries, Inc. 4.95% 2043	630	599
Chemours Co. 6.625% 2023	680	723
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 20194	300	300
Chesapeake Energy Corp. 4.875% 2022	1,400	1,334
Chesapeake Energy Corp. 8.00% 20253	750	758
Chesapeake Energy Corp. 8.00% 20273	500	481
Chevron Corp. 2.954% 2026	1,175	1,176
Chile (Republic of) 3.86% 2047	750	772
CIT Group Inc. 3.875% 2019	1,975	2,000
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20471	9	9
Citigroup Inc. 1.70% 2018	375	375
Citigroup Inc. 2.50% 2018	200	201
Citigroup Inc. 2.55% 2019	2,800	2,811
Citigroup Inc. 2.35% 2021	1,500	1,485
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,700	1,672
Cleveland-Cliffs Inc. 4.875% 20243	150	150
Cliffs Natural Resources Inc. 5.75% 20253	2,300	2,202
CMS Energy Corp. 8.75% 2019	86	94
CMS Energy Corp. 5.05% 2022	392	426
CMS Energy Corp. 3.875% 2024	100	105
American Funds Insurance Series — Global Bond Fund — Page 124 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 4.875% 2044	$1,121	$1,314
Columbia Pipeline Partners LP 2.45% 2018	620	620
Columbia Pipeline Partners LP 3.30% 2020	85	86
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20471	512	511
Communications Sales & Leasing, Inc. 6.00% 20233	175	172
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.819% 20211,4,5	286	237
Concordia Healthcare Corp. 9.50% 20223	580	55
Concordia Healthcare Corp. 7.00% 20233	1,090	104
CONSOL Energy Inc. 5.875% 2022	2,400	2,463
Consumers Energy Co. 3.375% 2023	345	355
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	15	15
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20221	17	19
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20221	57	62
Convey Park Energy LLC 7.50% 20253	275	287
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20341,3	1,460	1,484
Corporate Risk Holdings LLC 9.50% 20193	1,353	1,416
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,8,9,10	155	166
Crédit Agricole SA 4.375% 20253	1,100	1,151
CVS Health Corp. 1.90% 2018	430	430
CVS Health Corp. 2.80% 2020	430	432
CVS Health Corp. 3.50% 2022	430	438
DaimlerChrysler North America Holding Corp. 2.25% 20203	2,000	1,993
DaimlerChrysler North America Holding Corp. 2.00% 20213	2,100	2,055
DaimlerChrysler North America Holding Corp. 2.875% 20213	2,275	2,294
DaVita HealthCare Partners Inc. 5.00% 2025	480	481
DCP Midstream Operating LP 4.95% 2022	640	668
Deutsche Telekom International Finance BV 1.95% 20213	575	560
Deutsche Telekom International Finance BV 2.82% 20223	1,675	1,678
Deutsche Telekom International Finance BV 3.60% 20273	2,343	2,358
Deutsche Telekom International Finance BV 9.25% 2032	2,450	3,856
Devon Energy Corp. 3.25% 2022	170	173
Diamond Offshore Drilling, Inc. 7.875% 2025	350	369
Diamond Offshore Drilling, Inc. 4.875% 2043	675	496
Digicel Group Ltd. 8.25% 20203	200	197
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.827% 20201,4	4,185	4,187
DJO Finance LLC 8.125% 20213	100	94
Dominican Republic 7.50% 20211,3	2,000	2,187
Dominican Republic 5.50% 20253	1,375	1,459
Dominican Republic 8.625% 20271,3	225	277
Duke Energy Corp. 3.75% 2024	550	575
Duke Energy Corp. 2.65% 2026	2,695	2,586
Duke Energy Florida, LLC 3.20% 2027	805	816
EchoStar Corp. 6.625% 2026	450	473
Egypt (Arab Republic of) 7.50% 20273	2,200	2,436
Electricité de France SA 6.95% 20393	625	855
EMD Finance LLC 2.40% 20203	1,485	1,482
EMD Finance LLC 2.95% 20223	225	226
EMD Finance LLC 3.25% 20253	1,650	1,662
Enbridge Energy Partners, LP 9.875% 2019	750	812
Enbridge Energy Partners, LP 4.375% 2020	480	501
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,616
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	831
Enbridge Inc. 4.00% 2023	600	625
Enbridge Inc. 4.25% 2026	655	686
American Funds Insurance Series — Global Bond Fund — Page 125 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 3.70% 2027	$754	$758
Endo International PLC 5.75% 20223	780	653
Enel Finance International SA 2.75% 20233	5,000	4,932
Enel Finance International SA 3.625% 20273	2,375	2,364
Enel Finance International SA 3.50% 20283	1,800	1,764
Energy Transfer Partners, LP 5.875% 2024	600	633
Energy Transfer Partners, LP 4.00% 2027	1,054	1,035
Energy Transfer Partners, LP 4.20% 2027	260	259
Energy Transfer Partners, LP 5.50% 2027	775	792
Enersis Américas SA 4.00% 2026	1,960	2,000
Ensco PLC 5.75% 2044	930	642
Essex Portfolio LP 3.50% 2025	2,835	2,863
Essex Portfolio LP 3.375% 2026	2,385	2,370
Euramax International, Inc. 12.00% 20203	575	624
European Investment Bank 2.25% 2022	3,567	3,551
Exelon Corp. 3.497% 2022	525	535
Exelon Corp. 3.40% 2026	1,465	1,468
Exxon Mobil Corp. 2.222% 2021	570	569
Fannie Mae 3.50% 20421	808	836
Fannie Mae 3.50% 20421	388	401
Fannie Mae 3.50% 20421	284	294
Fannie Mae 3.50% 20481,11	6,250	6,411
Fannie Mae 4.00% 20481,11	24,800	25,915
Fannie Mae 4.50% 20481,11	2,600	2,763
Fannie Mae, Series 2012-M17, Class A2, Multi Family 2.184% 20221	2,000	1,977
First Data Corp. 5.375% 20233	375	391
First Data Corp. 5.00% 20243	225	232
First Quantum Minerals Ltd. 7.00% 20213	2,031	2,112
First Quantum Minerals Ltd. 7.50% 20253	1,375	1,497
FirstEnergy Corp. 3.90% 2027	4,010	4,116
FirstEnergy Corp. 3.50% 20283	645	647
FirstEnergy Corp. 4.85% 2047	380	425
FMG Resources 9.75% 20223	990	1,098
Ford Motor Credit Co. 2.375% 2019	2,550	2,551
Ford Motor Credit Co. 2.597% 2019	2,020	2,022
Ford Motor Credit Co. 3.20% 2021	3,170	3,216
Ford Motor Credit Co. 3.339% 2022	620	628
France Télécom 9.00% 2031	1,824	2,742
Freddie Mac 3.00% 20331,11	4,200	4,275
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	14	13
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	49	43
Freeport-McMoRan Inc. 3.55% 2022	1,175	1,165
Frontier Communications Corp. 11.00% 2025	1,925	1,425
Genesis Energy, LP 6.75% 2022	425	443
Genesis Energy, LP 6.50% 2025	275	281
Georgia Gulf Corp. 4.625% 2021	625	644
Gogo Inc. 12.50% 20223	1,900	2,149
Goldman Sachs Group, Inc. 2.00% 2019	850	848
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,533
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,732
Goldman Sachs Group, Inc. 2.905% 2023	2,200	2,187
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,069
Goldman Sachs Group, Inc. 3.75% 2026	580	596
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,071
Government National Mortgage Assn. 4.50% 20451	978	1,033
American Funds Insurance Series — Global Bond Fund — Page 126 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20481,11	$7,241	$7,550
H.I.G. Capital, LLC 6.75% 20243	193	193
Halliburton Co. 3.80% 2025	2,220	2,310
Hanesbrands Inc. 4.625% 20243	85	87
Hanesbrands Inc. 4.875% 20263	100	103
Hardwoods Acquisition Inc 7.50% 20213	355	328
Harris Corp. 1.999% 2018	700	699
Harris Corp. 2.70% 2020	155	156
HCA Inc. 5.25% 2026	250	266
Healthsouth Corp. 5.75% 2025	720	752
Hertz Global Holdings Inc. 7.625% 20223	895	940
Holcim Ltd. 5.15% 20233	1,290	1,411
HSBC Bank PLC 1.50% 20183	200	200
HSBC Holdings PLC 4.00% 2022	305	319
HSBC Holdings PLC 3.90% 2026	4,200	4,360
HSBC Holdings PLC 4.30% 2026	1,180	1,256
Humana Inc. 3.85% 2024	1,000	1,041
Hungary 5.375% 2024	2,700	3,060
Huntsman International LLC 4.875% 2020	600	626
Husky Energy Inc. 7.25% 2019	250	272
Hyundai Capital America 2.55% 20203	2,580	2,560
Hyundai Capital America 3.25% 20223	25	25
Hyundai Capital Services Inc. 2.625% 20203	500	495
Icahn Enterprises Finance Corp. 6.25% 2022	550	564
iHeartCommunications, Inc. 9.00% 2019	1,515	1,132
Imperial Tobacco Finance PLC 3.50% 20233	2,000	2,040
Indonesia (Republic of) 4.875% 2021	2,600	2,778
Indonesia (Republic of) 3.75% 2022	2,960	3,053
Indonesia (Republic of) 4.75% 2026	3,500	3,811
Infor Software 7.125% 20213,10	175	180
Inmarsat PLC 4.875% 20223	1,075	1,078
Inmarsat PLC 6.50% 20243	675	687
Intelsat Jackson Holding Co. 6.625% 20241,5	175	177
Intelsat Jackson Holding Co. 8.00% 20243	575	607
International Paper Co. 7.30% 2039	600	847
Intesa Sanpaolo SpA 5.017% 20243	2,510	2,573
Iraq (Republic of) 6.752% 20233	545	559
Jaguar Holding Co. 6.375% 20233	225	228
Jonah Energy LLC 7.25% 20253	200	202
Jordan (Hashemite Kingdom of) 5.75% 20273	1,035	1,029
JPMorgan Chase & Co. 2.55% 2021	6,039	6,044
JPMorgan Chase & Co. 3.25% 2022	1,000	1,024
Jupiter Resources Inc. 8.50% 20223	150	94
KfW 2.125% 2022	3,955	3,923
Kimco Realty Corp. 6.875% 2019	1,250	1,344
Kimco Realty Corp. 3.40% 2022	175	179
Kimco Realty Corp. 2.70% 2024	695	674
Kinder Morgan Energy Partners, LP 3.50% 2021	175	178
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,264
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,605
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,765
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,513
Kinder Morgan, Inc. 4.30% 2025	1,085	1,132
Kinetic Concepts, Inc. 12.50% 20213	325	366
Korea Housing Finance Corp. 2.50% 20201,3	2,250	2,224
American Funds Insurance Series — Global Bond Fund — Page 127 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 2.00% 20211,3	$2,525	$2,431
Kraft Heinz Co. 4.375% 2046	825	820
Kratos Defense & Security Solutions, Inc. 6.50% 20253	85	89
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 20241,4,5	425	442
Kuwait (State of) 2.75% 20223	3,550	3,542
Latvia (Republic of) 2.75% 2020	900	909
Liberty Global PLC 5.50% 20283	375	366
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)1,4,5,10	2,158	2,006
Lima Metro Line Finance Ltd. 5.875% 20341,3	2,000	2,168
Limited Brands, Inc. 6.875% 2035	225	228
Lithuania (Republic of) 7.375% 2020	2,475	2,737
Lithuania (Republic of) 6.125% 20213	450	501
Lithuania (Republic of) 6.625% 20223	200	232
Lockheed Martin Corp. 2.50% 2020	205	206
Lockheed Martin Corp. 3.10% 2023	170	173
Lockheed Martin Corp. 3.55% 2026	270	281
LSC Communications, Inc. 8.75% 20233	300	309
Mallinckrodt PLC 4.875% 20203	785	758
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 20241,4,5	249	249
McDonald’s Corp. 3.70% 2026	650	679
McDonald’s Corp. 4.875% 2045	430	500
Medtronic, Inc. 3.50% 2025	3,500	3,633
Meritage Homes Corp. 5.125% 2027	375	383
Microsoft Corp. 3.30% 2027	2,510	2,591
MidAmerican Energy Co. 4.40% 2044	240	274
Molina Healthcare, Inc. 5.375% 2022	1,225	1,283
Molina Healthcare, Inc. 4.875% 20253	420	421
Morgan Stanley 2.125% 2018	775	775
Morgan Stanley 3.125% 2026	1,421	1,403
Morgan Stanley 3.875% 2026	1,580	1,648
Morocco (Kingdom of) 5.50% 2042	3,100	3,525
Multiplan, Inc. 8.50% 20223,10	335	348
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	588
Navient Corp. 4.875% 2019	890	907
Navient Corp. 6.50% 2022	515	541
Navient Corp. 5.50% 2023	770	771
Navient Corp. 6.125% 2024	75	76
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	200	171
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.642% 20201,4,5	360	295
Newell Rubbermaid Inc. 3.85% 2023	580	601
Newell Rubbermaid Inc. 4.20% 2026	4,760	4,975
NGL Energy Partners LP 6.875% 2021	950	974
NGL Energy Partners LP 6.125% 2025	710	696
Niagara Mohawk Power Corp. 3.508% 20243	180	186
Niagara Mohawk Power Corp. 4.278% 20343	300	330
Nigeria (Federal Republic of) 6.50% 20273	465	486
Noble Corp. PLC 7.70% 2025	250	211
Noble Corp. PLC 8.70% 2045	650	518
Nova Chemicals Corp 5.25% 20273	200	200
Novelis Corp. 5.875% 20263	325	332
NRG Energy, Inc. 6.25% 2022	805	841
Odebrecht Drilling Norbe 6.72% 20221,3,8,9	289	117
Odebrecht Drilling Norbe 7.72% 20261,3,8,9,10	793	321
Odebrecht Drilling Norbe 0% (undated)1,3,8,9	131	—
American Funds Insurance Series — Global Bond Fund — Page 128 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Oracle Corp. 3.25% 2027	$4,140	$4,214
Pacific Gas and Electric Co. 3.25% 2023	580	586
Pacific Gas and Electric Co. 3.85% 2023	300	313
Pacific Gas and Electric Co. 2.95% 2026	590	575
Pacific Gas and Electric Co. 3.30% 2027	2,625	2,607
Pacific Gas and Electric Co. 3.30% 20273	1,125	1,116
Pacific Gas and Electric Co. 3.75% 2042	630	608
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,997
Pacific Gas and Electric Co. 3.95% 20473	1,250	1,244
PacifiCorp. 3.35% 2025	1,015	1,038
Pakistan (Islamic Republic of) 5.50% 20213	3,535	3,580
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,479
Peabody Energy Corp. 6.00% 20223	150	156
Peabody Energy Corp. 6.375% 20253	100	104
Pernod Ricard SA 4.45% 20223	730	776
Peru (Republic of) 5.625% 2050	280	360
Petrobras Global Finance Co. 6.125% 2022	1,935	2,058
Petrobras Global Finance Co. 5.299% 20253	1,650	1,657
Petrobras Global Finance Co. 6.85% 2115	2,000	1,932
Petróleos Mexicanos 6.50% 20273	2,675	2,927
Petróleos Mexicanos 5.625% 2046	1,000	928
Petsmart, Inc. 5.875% 20253	1,525	1,178
Petsmart, Inc. 8.875% 20253	1,055	641
PG&E Corp. 2.40% 2019	555	555
Philip Morris International Inc. 2.00% 2020	950	944
Philip Morris International Inc. 2.625% 2022	280	280
Philip Morris International Inc. 4.25% 2044	475	501
Phillips 66 Partners LP 4.68% 2045	110	113
Ply Gem Industries, Inc. 6.50% 2022	500	521
PNC Bank 2.40% 2019	1,225	1,227
PNC Bank 2.30% 2020	865	864
PNC Bank 2.60% 2020	275	277
Poland (Republic of) 3.25% 2026	4,100	4,195
Progress Energy, Inc. 7.05% 2019	910	961
Progress Energy, Inc. 7.75% 2031	550	771
Prologis, Inc. 4.25% 2023	2,075	2,224
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,537
Puget Energy, Inc. 6.50% 2020	335	371
Puget Energy, Inc. 6.00% 2021	1,023	1,133
Puget Energy, Inc. 5.625% 2022	480	531
QGOG Constellation SA 9.50% 2024 (5.26% PIK)1,3,10	2,153	1,453
Qorvo, Inc. 7.00% 2025	275	308
Quebec (Province of) 2.375% 2022	1,748	1,738
Quintiles Transnational Corp. 4.875% 20233	400	414
R.R. Donnelley & Sons Co. 7.875% 2021	300	314
R.R. Donnelley & Sons Co. 6.50% 2023	625	606
Rabobank Nederland 4.625% 2023	2,180	2,340
Rayonier Advanced Materials Inc. 5.50% 20243	350	350
RCI Banque 3.50% 20183	1,500	1,505
Reynolds American Inc. 2.30% 2018	230	230
Reynolds American Inc. 3.25% 2020	640	651
Reynolds American Inc. 4.00% 2022	455	476
Reynolds American Inc. 4.45% 2025	2,115	2,258
Reynolds American Inc. 5.70% 2035	50	60
Reynolds Group Inc. 5.75% 20201	402	409
American Funds Insurance Series — Global Bond Fund — Page 129 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 2.875% 20213	$1,250	$1,269
Roche Holdings, Inc. 3.35% 20243	3,050	3,156
Roche Holdings, Inc. 2.375% 20273	725	690
Royal Dutch Shell PLC 1.375% 2019	2,000	1,976
Royal Dutch Shell PLC 1.75% 2021	1,740	1,699
Ryerson Inc. 11.00% 20223	835	936
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	450	450
Saudi Arabia (Kingdom of) 2.894% 20223	1,900	1,889
Saudi Arabia (Kingdom of) 3.628% 20273	1,900	1,921
Saudi Arabia (Kingdom of) 3.625% 20283	3,840	3,812
Scentre Group 3.50% 20253	600	604
Scentre Group 3.75% 20273	300	305
Schlumberger BV 4.00% 20253	1,460	1,536
Scientific Games Corp. 7.00% 20223	325	343
Shire PLC 1.90% 2019	2,000	1,983
Shire PLC 2.40% 2021	4,350	4,285
Shire PLC 2.875% 2023	445	438
Shire PLC 3.20% 2026	405	397
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,528
Sirius XM Radio Inc 3.875% 20223	300	302
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,259
Skandinaviska Enskilda Banken AB 2.80% 2022	5,100	5,143
SM Energy Co. 6.50% 2021	375	382
SM Energy Co. 5.625% 2025	450	439
SoftBank Group Corp. 4.50% 20203	1,775	1,818
Solera Holdings, Inc. 10.50% 20243	150	169
Sotheby’s 5.25% 20223	300	309
Southwestern Energy Co. 4.10% 2022	1,415	1,397
Southwestern Energy Co. 7.50% 2026	155	165
Starwood Property Trust, Inc. 5.00% 2021	350	364
State Grid Overseas Investment Ltd. 3.50% 20273	5,600	5,632
Statoil ASA 3.70% 2024	1,950	2,050
Statoil ASA 4.25% 2041	1,000	1,083
Sunoco LP 6.25% 2021	630	656
Sweden (Kingdom of) 1.125% 20193	3,000	2,953
Talen Energy Corp. 9.50% 20223	110	113
Talen Energy Corp. 10.50% 20263	85	84
Targa Resources Partners LP 4.125% 2019	1,000	1,009
Targa Resources Partners LP 6.75% 2024	390	420
Team Health Holdings, Inc. 6.375% 20253	325	292
Teco Finance, Inc. 5.15% 2020	75	79
Teekay Corp. 8.50% 2020	2,050	2,096
Tenet Healthcare Corp. 4.375% 2021	250	251
Tenet Healthcare Corp. 4.625% 20243	421	412
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	179
Tenet Healthcare Corp., First Lien, 6.00% 2020	355	377
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,944
Tesoro Logistics LP 5.50% 2019	520	540
Tesoro Logistics LP 5.25% 2025	45	47
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	378
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	247
Teva Pharmaceutical Finance Company BV 2.80% 2023	410	357
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	120
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	107
Thermo Fisher Scientific Inc. 2.40% 2019	390	391
American Funds Insurance Series — Global Bond Fund — Page 130 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
TI Automotive Ltd. 8.75% 20233	$117	$126
Transocean Inc. 9.00% 20233	275	298
Trilogy International Partners, LLC 8.875% 20223	950	976
Turkey (Republic of) 6.25% 2022	1,880	2,044
Turkey (Republic of) 6.75% 2040	210	232
U.S. Treasury 1.375% 2020	41,900	41,300
U.S. Treasury 1.625% 2020	38,900	38,560
U.S. Treasury 1.125% 202112	43,160	41,977
U.S. Treasury 1.375% 2021	5,000	4,888
U.S. Treasury 1.75% 2021	6,000	5,917
U.S. Treasury 2.00% 2021	23,450	23,374
U.S. Treasury 1.875% 2022	2,650	2,614
U.S. Treasury 2.00% 2022	3,500	3,470
U.S. Treasury 1.875% 2024	9,400	9,148
U.S. Treasury 2.125% 2024	3,100	3,061
U.S. Treasury 2.00% 2026	46,785	45,312
U.S. Treasury 2.25% 2027	18,700	18,446
U.S. Treasury Inflation-Protected Security 0.125% 20222	122,652	121,800
U.S. Treasury Inflation-Protected Security 0.125% 20242	7,064	6,980
U.S. Treasury Inflation-Protected Security 0.625% 20242	33,010	33,582
U.S. Treasury Inflation-Protected Security 0.25% 20252	11,560	11,457
U.S. Treasury Inflation-Protected Security 0.375% 20252	5,721	5,730
U.S. Treasury Inflation-Protected Security 2.375% 20252	1,505	1,715
U.S. Treasury Inflation-Protected Security 0.625% 20262	10,070	10,230
U.S. Treasury Inflation-Protected Security 0.375% 20272	3,727	3,701
U.S. Treasury Inflation-Protected Security 0.75% 20422	682	689
U.S. Treasury Inflation-Protected Security 0.625% 20432	1,288	1,261
U.S. Treasury Inflation-Protected Security 1.375% 20442	6,181	7,139
U.S. Treasury Inflation-Protected Security 0.75% 20452	702	706
U.S. Treasury Inflation-Protected Security 1.00% 20462	21,550	23,018
Ultra Petroleum Corp. 6.875% 20223	455	458
Ultra Petroleum Corp. 7.125% 20253	250	250
UniCredit SPA 3.75% 20223	1,750	1,782
UniCredit SPA 4.625% 20273	1,350	1,427
Unisys Corp. 10.75% 20223	425	477
UnitedHealth Group Inc. 2.70% 2020	520	526
Vale SA 6.25% 2026	1,310	1,521
Valeant Pharmaceuticals International, Inc. 6.375% 20203	2,050	2,076
Valeant Pharmaceuticals International, Inc. 6.125% 20253	1,325	1,217
Valeant Pharmaceuticals International, Inc. 9.00% 20253	180	188
Venator Materials 5.75% 20253	150	159
Verizon Communications Inc. 4.50% 2033	1,920	2,018
Verizon Communications Inc. 4.125% 2046	1,814	1,681
Vine Oil & Gas LP 8.75% 20233	325	316
Virgin Australia Holdings Ltd. 8.50% 20193	325	339
Volkswagen Group of America Finance, LLC 2.45% 20193	545	545
Warrior Met Coal, Inc. 8.00% 20243	100	104
WEA Finance LLC 2.70% 20193	1,185	1,192
WEA Finance LLC 3.25% 20203	3,030	3,085
WEA Finance LLC 3.75% 20243	535	552
Weatherford International PLC 4.50% 2022	175	159
Weatherford International PLC 8.25% 2023	1,025	1,038
Weatherford International PLC 6.50% 2036	650	538
Weatherford International PLC 6.75% 2040	1,280	1,056
WellPoint, Inc. 2.30% 2018	585	586
American Funds Insurance Series — Global Bond Fund — Page 131 of 171

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.584% 2028	$900	$918
Western Gas Partners LP 4.00% 2022	1,500	1,532
Western Gas Partners LP 3.95% 2025	2,900	2,904
Westfield Corp. Ltd. 3.15% 20223	245	247
Williams Companies, Inc. 3.70% 2023	345	345
Williams Partners LP 4.125% 2020	375	390
Williams Partners LP 5.25% 2020	225	238
Williams Partners LP 4.50% 2023	760	805
Williams Partners LP 4.30% 2024	1,380	1,447
Wind Tre SpA 5.00% 20263	525	502
Windstream Holdings, Inc. 8.75% 20243	1,464	1,030
WM. Wrigley Jr. Co 3.375% 20203	515	528
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	643	657
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	400	413
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20273	150	152
Ziggo Bond Finance BV 5.50% 20273	1,200	1,202
Zimmer Holdings, Inc. 3.15% 2022	790	793
		1,062,870
Total bonds, notes & other debt instruments (cost: $2,173,424,000)		2,213,019
Convertible stocks 0.05% U.S. dollars 0.05%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%7,8,13	329	220
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%7,8,13	36	17
Associated Materials, LLC, 14.00% convertible preferred 20208,9	850	973
Total convertible stocks (cost: $1,202,000)		1,210
Common stocks 0.03% U.S. dollars 0.03%
Corporate Risk Holdings I, Inc.7,8,9,13	25,840	457
Corporate Risk Holdings Corp.7,8,9,13	131	—
CEVA Group PLC7,8,13	431	207
NII Holdings, Inc.13	76,468	32
Atrium Corp.3,8,9,13	2	—
Total common stocks (cost: $2,528,000)		696
Rights & warrants 0.00% U.S. dollars 0.00%
Associated Materials, LLC, warrants, expire 20238,9,13	12,075	—
Total rights & warrants (cost: $0)		—
Short-term securities 11.25%	Principal amount (000)
American Honda Finance Corp. 1.43% due 1/24/2018	$ 36,000	35,962
Egyptian Treasury Bills 15.61%–16.87% due 3/27/2018–4/10/2018	EGP165,250	8,907
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	135,869
Liberty Street Funding Corp. 1.78% due 3/21/20183	$25,000	24,901
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/20183	35,400	35,369
American Funds Insurance Series — Global Bond Fund — Page 132 of 171

Short-term securities	Principal amount (000)	Value (000)
Nigerian Treasury Bills 16.65%–16.91% due 7/5/2018–9/13/2018	NGN3,314,200	$8,361
Royal Bank of Canada 1.53% due 1/16/2018	$16,000	15,988
Victory Receivables Corp. 1.43% due 1/16/20183	12,200	12,191
Total short-term securities (cost: $276,867,000)		277,548
Total investment securities 101.01% (cost: $2,454,021,000)		2,492,473
Other assets less liabilities (1.01)%		(24,895)
Net assets 100.00%		$2,467,578
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 12/31/201715 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	101	March 2018	$10,100	$13,490	$(78)
10 Year U.S. Treasury Note Futures	Long	77	March 2018	7,700	9,552	(48)
30 Year Ultra U.S. Treasury Bond Futures	Long	13	March 2018	1,300	2,179	25
5 Year U.S. Treasury Note Futures	Long	1,524	April 2018	152,400	177,034	(428)
90 Day Euro Dollar Futures	Short	366	September 2018	(91,500)	(89,634)	170
						$(359)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD7,771	MXN140,900	JPMorgan Chase	1/4/2018	$613
USD3,058	CAD3,900	Bank of America, N.A.	1/5/2018	(45)
USD4,126	INR267,100	Citibank	1/5/2018	(55)
USD7,869	AUD10,200	UBS AG	1/5/2018	(90)
USD14,560	INR941,650	JPMorgan Chase	1/5/2018	(180)
USD2,774	ZAR39,200	UBS AG	1/5/2018	(391)
EUR5,084	USD5,951	Goldman Sachs	1/8/2018	153
USD4,970	ILS17,400	Bank of America, N.A.	1/9/2018	(32)
USD13,666	EUR11,550	HSBC Bank	1/9/2018	(202)
EUR10,463	USD12,500	Bank of America, N.A.	1/10/2018	63
USD3,153	CAD4,050	Bank of America, N.A.	1/10/2018	(70)
JPY1,392,273	USD12,434	JPMorgan Chase	1/10/2018	(70)
USD5,035	PLN17,827	JPMorgan Chase	1/10/2018	(86)
USD4,029	AUD5,300	Goldman Sachs	1/10/2018	(106)
JPY2,265,955	USD20,240	Bank of America, N.A.	1/10/2018	(117)
USD5,171	AUD6,800	Bank of America, N.A.	1/10/2018	(135)
USD7,691	CAD9,850	Goldman Sachs	1/10/2018	(147)
JPY1,346,098	USD12,121	Barclays Bank PLC	1/10/2018	(167)
JPY3,321,365	USD29,938	JPMorgan Chase	1/10/2018	(442)
JPY835,989	USD7,411	Bank of America, N.A.	1/11/2018	13
USD1,710	AUD2,250	Bank of America, N.A.	1/11/2018	(46)
JPY2,218,752	USD20,004	UBS AG	1/11/2018	(299)
EUR17,250	USD20,075	UBS AG	1/12/2018	640
USD3,762	MXN72,500	HSBC Bank	1/12/2018	85
American Funds Insurance Series — Global Bond Fund — Page 133 of 171

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD12,610	AUD16,760	Citibank	1/12/2018	$(467)
USD5,694	INR369,000	Bank of America, N.A.	1/16/2018	(75)
EUR14,702	USD17,356	JPMorgan Chase	1/17/2018	305
JPY2,756,764	USD24,449	JPMorgan Chase	1/17/2018	41
JPY1,698,519	USD15,121	Citibank	1/17/2018	(32)
USD3,568	EUR3,000	Bank of America, N.A.	1/17/2018	(36)
JPY3,324,831	USD29,698	HSBC Bank	1/17/2018	(162)
CHF5,774	USD5,864	Goldman Sachs	1/18/2018	70
JPY445,496	USD3,951	Goldman Sachs	1/18/2018	7
NOK37,200	USD4,441	Bank of America, N.A.	1/19/2018	92
EUR2,833	GBP2,500	HSBC Bank	1/19/2018	26
USD9,255	EUR7,850	Bank of America, N.A.	1/19/2018	(176)
EUR6,645	USD7,833	Bank of America, N.A.	1/22/2018	153
JPY351,002	USD3,128	Citibank	1/22/2018	(9)
JPY995,097	USD8,894	Barclays Bank PLC	1/22/2018	(52)
SEK51,198	USD6,101	Citibank	1/23/2018	151
EUR5,439	USD6,441	Citibank	1/23/2018	95
JPY1,655,674	USD14,688	UBS AG	1/23/2018	25
USD9,075	ILS31,900	JPMorgan Chase	1/23/2018	(101)
USD6,140	PLN21,950	Citibank	1/23/2018	(166)
SEK60,114	USD7,094	Barclays Bank PLC	1/24/2018	247
JPY933,211	USD8,249	Goldman Sachs	1/24/2018	45
EUR2,082	USD2,500	Citibank	2/5/2018	4
USD6,121	ILS21,303	Bank of America, N.A.	2/6/2018	(11)
JPY1,310,000	USD11,635	HSBC Bank	2/15/2018	19
NOK32,573	DKK24,600	Citibank	2/15/2018	(4)
JPY392,473	USD3,499	Citibank	2/15/2018	(8)
SEK30,059	USD3,588	Barclays Bank PLC	2/22/2018	88
JPY376,335	USD3,336	HSBC Bank	2/23/2018	13
USD7,605	INR504,900	Citibank	3/26/2018	(221)
USD5,942	BRL19,300	Citibank	4/23/2018	196
USD138,524	JPY15,300,000	Citibank	5/21/2018	1,645
USD5,348	BRL18,000	Citibank	11/29/2018	117
USD169	EUR140	Bank of America, N.A.	12/13/2018	(3)
USD2,008	EUR1,670	Bank of America, N.A.	12/13/2018	(43)
				$660
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
7.46%	28-day MXN-TIIE	11/6/2018	MXN1,356,000	$(335)	$—	$(335)
7.455%	28-day MXN-TIIE	11/7/2018	1,099,000	(274)	—	(274)
7.44%	28-day MXN-TIIE	11/7/2018	3,045,000	(779)	—	(779)
1.6505%	3-month USD-LIBOR	3/21/2019	$85,000	(290)	—	(290)
3-month USD-LIBOR	2.0335%	12/19/2019	35,000	18	—	18
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL108,000	244	—	244
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(590)	—	(590)
American Funds Insurance Series — Global Bond Fund — Page 134 of 171

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr140,000	$(16)	$—	$(16)
3-month USD-LIBOR	2.4275%	10/31/2027	$7,050	(27)	—	(27)
3-month USD-LIBOR	2.556%	11/27/2045	10,000	(40)	—	(40)
3-month USD-LIBOR	1.909%	10/11/2046	5,750	772	—	772
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(159)	—	(159)
1.4898%	6-month EURIBOR	11/24/2047	€2,150	(3)	—	(3)
					$—	$(1,479)

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $259,235,000, which represented 10.51% of the net assets of the fund.
4	Coupon rate may change periodically.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,582,000, which represented .23% of the net assets of the fund.
6	Scheduled interest and/or principal payment was not received.
7	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,478,000, which represented .10% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Purchased on a TBA basis.
12	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,305,000, which represented .34% of the net assets of the fund.
13	Security did not produce income during the last 12 months.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$3,450	$3,519.14%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	225	227.01
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	4/3/2013	334	220.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	3/10/2010	52	17.00
CEVA Group PLC	3/10/2010	998	207.01
Corporate Risk Holdings I, Inc.	8/31/2015	287	457.02
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$5,346	$4,647.19%

American Funds Insurance Series — Global Bond Fund — Page 135 of 171

Key to abbreviations and symbols
ARS = Argentine pesos	EGP = Egyptian pounds	NGN = Nigerian naira
AUD/A$ = Australian dollars	EURIBOR = Euro Interbank Offered Rate	NOK/NKr = Norwegian kroner
BRL = Brazilian reais	EUR/€ = Euros	PLN = Polish zloty
CAD/C$ = Canadian dollars	GBP/£ = British pounds	SEK/SKr = Swedish kronor
CHF = Swiss francs	ILS = Israeli shekels	STIBOR = Stockholm Interbank Offered Rate
CLP = Chilean pesos	INR = Indian rupees	TBA = To-be-announced
CMS = Constant Maturity Swap	JPY/¥ = Japanese yen	THB = Thai baht
COP = Colombian pesos	KRW = South Korean won	TIIE = Equilibrium Interbank Interest Rate
DI-OVER-EXTRA Grupo =	LIBOR = London Interbank Offered Rate	TRY = Turkish lira
Overnight Brazilian Interbank Deposit Rate	MXN = Mexican pesos	USD/$ = U.S. dollars
DKK/DKr = Danish kroner	MYR = Malaysian ringgits	UYU = Uruguayan pesos
ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 136 of 171

High-Income Bond Fund
Investment portfolio
December 31, 2017
Bonds, notes & other debt instruments 94.25% Corporate bonds & notes 93.34% Energy 19.39%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.960% 20211,2,3,4	$5,601	$224
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 20201,2,3,4	7,533	5,574
American Energy (Permian Basin) 7.125% 20205	7,445	6,068
American Energy (Permian Basin) 7.375% 20215	6,770	5,484
American Midstream Partners, LP, 8.50% 20215	1,675	1,729
Antero Resources Corp. 5.375% 2024	1,085	1,123
Antero Resources Corp. 5.00% 2025	1,000	1,025
Ascent Resources - Utica LLC, 10.00% 20225	675	727
Blackstone CQP Holdco LP, 6.00% 20215,6	1,600	1,612
Blackstone CQP Holdco LP, 6.50% 20215,6	20,685	21,099
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	2,000	2,090
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.876% 20212,3,4	1,325	1,457
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 20222,3,4	3,200	3,216
Carrizo Oil & Gas Inc. 6.25% 2023	1,050	1,095
Cheniere Energy Partners, LP 5.25% 20255	1,700	1,734
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.609% 20194	2,220	2,220
Chesapeake Energy Corp. 4.875% 2022	4,500	4,286
Chesapeake Energy Corp. 8.00% 20225	2,993	3,240
Chesapeake Energy Corp. 8.00% 20255	10,025	10,138
Chesapeake Energy Corp. 8.00% 20275	4,125	3,970
CONSOL Energy Inc. 5.875% 2022	11,299	11,596
Continental Resources Inc. 5.00% 2022	725	739
Convey Park Energy LLC 7.50% 20255	2,950	3,082
DCP Midstream LP 7.375% 2022	1,500	1,491
DCP Midstream Operating LP 4.95% 2022	3,030	3,163
Denbury Resources Inc. 9.00% 20215	851	873
Diamond Offshore Drilling, Inc. 7.875% 2025	2,800	2,950
Diamond Offshore Drilling, Inc. 5.70% 2039	641	522
Diamond Offshore Drilling, Inc. 4.875% 2043	3,260	2,396
Enbridge Inc., Series A, 6.00% 2077	2,225	2,320
Endeavor Energy Resources, LP 5.50% 20265	1,000	1,020
Endeavor Energy Resources, LP 5.75% 20285	1,000	1,031
Energy Transfer Partners, LP 4.25% 2023	3,500	3,482
Energy Transfer Partners, LP 6.25% 2023	1,750	1,703
Energy Transfer Partners, LP 5.875% 2024	4,500	4,747
Energy Transfer Partners, LP 5.50% 2027	3,620	3,701
Ensco PLC 5.75% 2044	4,645	3,205
EP Energy Corp. 9.375% 2020	1,600	1,360
EP Energy Corp. 8.00% 20245	1,300	1,349
Genesis Energy, LP 6.75% 2022	2,300	2,398
Genesis Energy, LP 6.50% 2025	2,275	2,320
Jonah Energy LLC 7.25% 20255	4,925	4,968
Jupiter Resources Inc. 8.50% 20225	1,250	781
Laredo Petroleum, Inc. 6.25% 2023	725	754
Murphy Oil Corp. 6.875% 2024	1,400	1,498
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 5.75% 2025	$2,340	$2,398
Murphy Oil Corp. 5.625% 2027	925	975
NGL Energy Partners LP 6.875% 2021	6,415	6,575
NGL Energy Partners LP 7.50% 2023	1,450	1,508
NGL Energy Partners LP 6.125% 2025	3,865	3,788
NGPL PipeCo LLC 4.375% 20225	315	321
NGPL PipeCo LLC 4.875% 20275	230	239
NGPL PipeCo LLC 7.768% 20375	2,095	2,593
Noble Corp. PLC 7.70% 2025	2,225	1,880
Noble Corp. PLC 8.70% 2045	2,650	2,113
NuStar Logistics, LP 5.625% 2027	3,000	3,060
ONEOK, Inc. 7.50% 2023	1,250	1,491
Parsley Energy, Inc. 6.25% 20245	500	529
Parsley Energy, Inc. 5.25% 20255	500	504
Parsley Energy, Inc. 5.375% 20255	2,375	2,411
PDC Energy Inc. 5.75% 20265	2,250	2,309
Peabody Energy Corp. 6.00% 20225	1,050	1,093
Peabody Energy Corp. 6.375% 20255	775	809
Petrobras Global Finance Co. 6.125% 2022	935	995
Petrobras Global Finance Co. 7.375% 2027	1,330	1,467
Petrobras Global Finance Co. 5.999% 20285	1,663	1,669
Petróleos Mexicanos 6.75% 20475	2,240	2,344
QEP Resources, Inc. 5.625% 2026	3,080	3,134
QGOG Constellation SA 9.50% 2024 (5.26% PIK)3,5,7	6,114	4,127
Range Resources Corp. 5.00% 2022	575	575
Range Resources Corp. 4.875% 2025	1,600	1,552
Seven Generations Energy Ltd. 5.375% 20255	950	962
SM Energy Co. 6.50% 2021	750	763
SM Energy Co. 6.125% 2022	750	768
SM Energy Co. 5.625% 2025	3,130	3,052
SM Energy Co. 6.75% 2026	475	492
Southwestern Energy Co. 4.10% 2022	8,915	8,804
Southwestern Energy Co. 7.50% 2026	3,605	3,835
Southwestern Energy Co. 7.75% 2027	750	802
Sunoco LP 6.25% 2021	4,475	4,663
Sunoco LP 6.375% 2023	1,200	1,267
Tapstone Energy Inc. 9.75% 20225	2,075	1,787
Targa Resources Partners LP 4.125% 2019	4,525	4,565
Targa Resources Partners LP 6.75% 2024	1,910	2,056
Targa Resources Partners LP 5.125% 2025	375	385
Teekay Corp. 8.50% 2020	11,168	11,419
Tesoro Logistics LP 5.25% 2025	220	232
Transocean Inc. 8.375% 2021	1,855	2,013
Transocean Inc. 9.00% 20235	3,350	3,635
Transocean Inc. 7.50% 20265	1,000	1,027
Transocean Inc. 7.75% 20243,5	1,688	1,854
Tullow Oil PLC 6.00% 2020	525	532
Ultra Petroleum Corp. 6.875% 20225	4,390	4,417
Ultra Petroleum Corp. 7.125% 20255	1,675	1,677
Vine Oil & Gas LP 8.75% 20235	1,625	1,580
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.444% 20212,3,4,8	1,550	1,538
Weatherford International PLC 7.75% 2021	2,635	2,696
Weatherford International PLC 4.50% 2022	2,540	2,311
Weatherford International PLC 8.25% 2023	275	278
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 9.875% 2024	$915	$977
Weatherford International PLC 6.50% 2036	5,615	4,646
Weatherford International PLC 6.75% 2040	7,755	6,398
Weatherford International PLC 5.95% 2042	700	550
Whiting Petroleum Corp. 6.625% 20265	2,950	3,013
Williams Companies, Inc. 3.70% 2023	1,670	1,670
Williams Companies, Inc. 4.55% 2024	500	521
WPX Energy Inc. 7.50% 2020	469	510
WPX Energy Inc. 6.00% 2022	710	746
YPF SA 6.95% 20275	1,325	1,410
		281,870
Health care 12.43%
Centene Corp. 4.75% 2022	6,515	6,792
Centene Corp. 6.125% 2024	2,000	2,120
Centene Corp. 4.75% 2025	4,300	4,386
Community Health Systems Inc. 6.25% 2023	850	769
Concordia Healthcare Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.819% 20212,3,4	1,538	1,276
Concordia Healthcare Corp. 9.50% 20225	1,645	156
Concordia Healthcare Corp. 7.00% 20235	6,590	626
DaVita HealthCare Partners Inc. 5.125% 2024	750	759
DaVita HealthCare Partners Inc. 5.00% 2025	2,815	2,821
DJO Finance LLC 8.125% 20215	2,350	2,209
Eagle Holding Co II LLC 7.625% 20225,7	810	826
Endo Finance LLC & Endo Finco Inc. 5.375% 20235	600	471
Endo Finance LLC & Endo Finco Inc. 6.00% 20255	2,345	1,829
Endo International PLC 5.75% 20225	3,475	2,910
Endo International PLC 6.00% 20235	4,335	3,425
Endo International PLC 5.875% 20245	950	967
HCA Inc. 7.50% 2022	360	406
HCA Inc. 5.875% 2023	625	669
HCA Inc. 5.00% 2024	2,900	3,023
HCA Inc. 5.375% 2025	650	674
HCA Inc. 5.25% 2026	1,100	1,169
HCA Inc. 5.875% 2026	1,805	1,913
HCA Inc. 4.50% 2027	2,025	2,040
HCA Inc. 7.50% 2033	315	354
HCA Inc. 7.75% 2036	205	233
HCA Inc. 5.50% 2047	2,475	2,475
Healthsouth Corp. 5.75% 2024	3,575	3,673
Healthsouth Corp. 5.75% 2025	2,480	2,592
IMS Health Holdings, Inc. 5.00% 20265	2,350	2,418
inVentiv Health, Inc. 7.50% 20245	1,340	1,454
Jaguar Holding Co. 6.375% 20235	1,000	1,012
Kindred Healthcare, Inc. 8.00% 2020	300	327
Kinetic Concepts, Inc. 7.875% 20215	375	392
Kinetic Concepts, Inc. 12.50% 20215	4,813	5,427
Mallinckrodt PLC 4.875% 20205	4,160	4,014
Mallinckrodt PLC 5.625% 20235	1,955	1,672
MEDNAX, Inc. 5.25% 20235	275	280
Molina Healthcare, Inc. 5.375% 2022	10,285	10,774
Molina Healthcare, Inc. 4.875% 20255	3,975	3,985
Multiplan, Inc. 8.50% 20225,7	3,760	3,910
Multiplan, Inc. 7.125% 20245	2,575	2,749
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
PAREXEL International Corp. 6.375% 20255	$3,065	$3,088
Prestige Brands International Inc. 6.375% 20245	900	937
Quintiles Transnational Corp. 4.875% 20235	2,625	2,717
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,7,8,9	6,709	6,343
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.943% 20182,3,4,8,9	2,968	2,953
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.443% 20192,3,4,8,9	2,300	2,288
Team Health Holdings, Inc. 6.375% 20255	1,600	1,436
Teleflex Inc. 4.625% 2027	1,435	1,453
Tenet Healthcare Corp. 4.375% 2021	4,255	4,266
Tenet Healthcare Corp. 8.125% 2022	1,400	1,430
Tenet Healthcare Corp. 6.75% 2023	2,125	2,069
Tenet Healthcare Corp. 4.625% 20245	4,042	3,956
Tenet Healthcare Corp. 5.125% 20255	450	440
Tenet Healthcare Corp., First Lien, 4.75% 2020	4,050	4,141
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,490	6,886
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,369
Teva Pharmaceutical Finance Company BV 2.20% 2021	775	708
Teva Pharmaceutical Finance Company BV 2.80% 2023	2,125	1,853
Valeant Pharmaceuticals International, Inc. 5.375% 20205	1,250	1,258
Valeant Pharmaceuticals International, Inc. 6.375% 20205	2,448	2,479
Valeant Pharmaceuticals International, Inc. 5.625% 20215	1,175	1,153
Valeant Pharmaceuticals International, Inc. 7.50% 20215	3,540	3,615
Valeant Pharmaceuticals International, Inc. 6.50% 20225	350	368
Valeant Pharmaceuticals International, Inc. 7.25% 20225	1,150	1,167
Valeant Pharmaceuticals International, Inc. 5.875% 20235	8,860	8,229
Valeant Pharmaceuticals International, Inc. 7.00% 20245	1,375	1,475
Valeant Pharmaceuticals International, Inc. 5.50% 20255	975	997
Valeant Pharmaceuticals International, Inc. 6.125% 20255	17,245	15,844
Valeant Pharmaceuticals International, Inc. 9.00% 20255	3,240	3,385
Vizient Inc. 10.375% 20245	985	1,111
WellCare Health Plans, Inc. 5.25% 2025	1,250	1,322
		180,713
Consumer discretionary 12.12%
AMC Networks Inc. 4.75% 2025	700	696
American Axle & Manufacturing Holdings, Inc. 6.25% 20255	495	522
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	2,775	2,945
Cablevision Systems Corp. 6.75% 2021	4,475	4,811
Cablevision Systems Corp. 5.50% 20275	1,200	1,227
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 2.75% 20242,3,4	1,000	1,005
CBS Corp. 7.25% 20245	950	1,006
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20235	1,825	1,811
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20245	1,350	1,411
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20255	550	568
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	2,600	2,671
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	10,320	10,746
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	3,125	3,086
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20285	6,025	5,889
Churchill Downs Inc. 4.75% 20285	1,880	1,877
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,563	12,359
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.943% 20242,3,4	2,047	2,058
Constellation Merger Sub Inc. 8.50% 20255	1,025	1,004
CRC Escrow Issuer LLC 5.25% 20255	2,050	2,076
Cumulus Media Inc. 7.75% 20191	1,480	281
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Delphi Automotive PLC 5.00% 20255	$950	$964
Delta 2 (Formula One), Term Loan B3, 4.569% 20242,3,4	1,190	1,198
DISH DBS Corp. 5.00% 2023	450	429
Fertitta Entertainment, Inc. 8.75% 20255	2,100	2,210
Goodyear Tire & Rubber Co. 4.875% 2027	750	770
Hanesbrands Inc. 4.625% 20245	1,435	1,471
Hanesbrands Inc. 4.875% 20265	500	515
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 8.443% 20192,3,4	4,350	3,282
iHeartCommunications, Inc. 9.00% 2019	10,385	7,763
iHeartCommunications, Inc. 10.625% 2023	515	366
International Game Technology 6.25% 20225	200	217
Landry’s, Inc. 6.75% 20245	2,100	2,142
Levi Strauss & Co. 5.00% 2025	1,280	1,341
Liberty Global PLC 6.125% 20255	900	954
Liberty Global PLC 5.50% 20285	3,675	3,583
Limited Brands, Inc. 6.875% 2035	975	990
LKQ Corp. 4.75% 2023	1,040	1,069
Loral Space & Communications Inc. 8.875% 20245	1,225	1,375
M.D.C. Holdings, Inc. 6.00% 2043	1,600	1,572
McGraw-Hill Global Education Holdings, LLC 7.875% 20245	225	223
MDC Partners Inc. 6.50% 20245	750	758
Melco Crown Entertainment Ltd. 5.875% 20195	1,750	1,833
Meritage Homes Corp. 5.125% 2027	1,875	1,912
MGM Growth Properties LLC 5.625% 2024	1,525	1,632
MGM Resorts International 7.75% 2022	750	857
MGM Resorts International 6.00% 2023	2,030	2,197
MHGE Parent LLC/Finance 8.50% 20195,7	325	325
Mohegan Tribal Gaming Authority 7.875% 20245	975	1,003
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.642% 20202,3,4	5,200	4,259
Neiman Marcus Group LTD Inc. 8.00% 20215	675	392
Netflix, Inc. 5.75% 2024	1,480	1,578
NMG Finco PLC 5.75% 20225	2,910	2,972
Petsmart, Inc. 7.125% 20235	2,770	1,655
Petsmart, Inc. 5.875% 20255	11,175	8,633
Petsmart, Inc. 8.875% 20255	5,015	3,047
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.57% 20222,3,4	1,952	1,573
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,300	5,300
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3	130	130
Schaeffler Verwaltungs 4.75% 20265,7	1,350	1,374
Scientific Games Corp. 6.25% 2020	1,240	1,260
Scientific Games Corp. 7.00% 20225	2,425	2,561
Scientific Games Corp. 10.00% 2022	262	289
Scientific Games Corp. 5.00% 20255	890	894
Service Corp. International 5.375% 2024	245	259
Service Corp. International 4.625% 2027	1,040	1,058
Sirius XM Radio Inc 3.875% 20225	1,875	1,889
Sirius XM Radio Inc 5.375% 20255	790	825
Six Flags Entertainment Corp. 4.875% 20245	2,500	2,544
Sotheby’s 5.25% 20225	1,525	1,573
Sotheby’s 4.875% 20255	6,870	6,793
Tenneco Inc. 5.00% 2026	1,050	1,079
TI Automotive Ltd. 8.75% 20235	1,119	1,206
Univision Communications Inc. 5.125% 20235	2,975	2,975
Univision Communications Inc. 5.125% 20255	700	684
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Warner Music Group 5.625% 20225	$2,114	$2,185
Warner Music Group 5.00% 20235	2,670	2,773
Warner Music Group 4.875% 20245	1,500	1,552
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	2,823	2,883
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	6,525	6,737
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20275	725	736
ZF Friedrichshafen AG 4.75% 20255	1,510	1,604
		176,272
Materials 12.00%
AK Steel Holding Corp. 7.625% 2021	2,000	2,085
AK Steel Holding Corp. 6.375% 2025	1,325	1,318
Aleris International, Inc. 7.875% 2020	2,635	2,622
Aleris International, Inc. 9.50% 20215	980	1,039
ArcelorMittal 6.125% 2025	500	578
Ardagh Group SA 7.125% 20237	450	471
Ardagh Packaging Finance 6.00% 20255	2,080	2,194
Axalta Coating Systems LLC 4.875% 20245	1,450	1,526
Ball Corp. 4.375% 2020	1,775	1,844
Ball Corp. 5.25% 2025	805	878
Berry Plastics Corp. 5.50% 2022	820	846
Building Materials Corp. 6.00% 20255	1,750	1,877
BWAY Holding Co. 7.25% 20255	3,525	3,648
Bway Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.599% 20242,3,4	339	341
Bway Parent Co. Inc. 5.50% 20245	990	1,032
CEMEX SAB de CV 7.75% 20265	1,725	1,958
CF Industries, Inc. 3.45% 2023	75	74
CF Industries, Inc. 4.50% 20265	720	752
CF Industries, Inc. 4.95% 2043	3,110	2,954
CF Industries, Inc. 5.375% 2044	165	164
Chemours Co. 6.625% 2023	2,410	2,561
Cleveland-Cliffs Inc. 4.875% 20245	1,800	1,800
Cliffs Natural Resources Inc. 5.75% 20255	14,550	13,932
Cliffs Natural Resources Inc. 6.25% 2040	1,735	1,366
Commercial Metals Co. 5.375% 2027	1,200	1,227
Consolidated Energy Finance SA 6.875% 20255	2,570	2,731
Constellium NV 5.875% 20265	1,200	1,226
CVR Partners, LP 9.25% 20235	320	346
First Quantum Minerals Ltd. 7.00% 20215	8,505	8,845
First Quantum Minerals Ltd. 7.25% 20225	2,675	2,818
First Quantum Minerals Ltd. 7.25% 20235	1,225	1,323
First Quantum Minerals Ltd. 7.50% 20255	12,400	13,500
Flex Acquisition Company, Inc. 6.875% 20255	2,075	2,153
FMG Resources 9.75% 20225	4,905	5,440
Freeport-McMoRan Inc. 3.55% 2022	6,715	6,656
Freeport-McMoRan Inc. 3.875% 2023	500	500
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,095
FXI Holdings, Inc. 7.875% 20245	830	830
Georgia Gulf Corp. 4.625% 2021	3,325	3,425
Georgia Gulf Corp. 4.875% 2023	800	829
H.I.G. Capital, LLC 6.75% 20245	3,574	3,574
Hexion Inc. 6.625% 2020	2,250	2,031
Hexion Inc. 10.375% 20225	575	538
Huntsman International LLC 4.875% 2020	2,470	2,578
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
INEOS Group Holdings SA 5.625% 20245	$875	$914
Nova Chemicals Corp 4.875% 20245	2,525	2,525
Nova Chemicals Corp 5.25% 20275	1,100	1,100
Novelis Corp. 6.25% 20245	760	798
Novelis Corp. 5.875% 20265	2,195	2,244
Olin Corp. 5.125% 2027	600	633
Owens-Illinois, Inc. 5.00% 20225	560	582
Owens-Illinois, Inc. 5.875% 20235	2,660	2,871
Owens-Illinois, Inc. 6.375% 20255	2,125	2,379
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.45% 20242,3,4	329	332
Plastipak Holdings, Inc. 6.25% 20255	1,145	1,182
Platform Specialty Products Corp. 6.50% 20225	1,525	1,578
Platform Specialty Products Corp. 5.875% 20255	4,260	4,233
PQ Group Holdings Inc. 5.75% 20255	1,485	1,515
Rayonier Advanced Materials Inc. 5.50% 20245	1,860	1,862
Reynolds Group Inc. 5.75% 20203	2,127	2,162
Reynolds Group Inc. 7.00% 20245	3,255	3,492
Ryerson Inc. 11.00% 20225	6,336	7,104
Scotts Miracle-Gro Co. 5.25% 2026	650	683
Sealed Air Corp. 5.25% 20235	930	995
Sealed Air Corp. 5.125% 20245	640	688
SPCM SA 4.875% 20255	1,000	1,011
Summit Materials, Inc. 6.125% 2023	350	366
Summit Materials, Inc. 5.125% 20255	4,890	5,000
SunCoke Energy Partners, LP 7.50% 20255	1,950	2,048
Teck Resources Ltd. 3.75% 2023	1,000	1,006
Trident Merger Sub, Inc. 6.625% 20255	1,000	1,000
Trinseo SA 5.375% 20255	820	851
Tronox Ltd. 5.75% 20255	1,280	1,318
United States Steel Corp. 7.375% 2020	925	1,008
United States Steel Corp. 6.875% 2025	1,325	1,390
Vale SA 6.875% 2039	805	991
Valvoline Inc. 4.375% 2025	1,230	1,244
Venator Materials 5.75% 20255	3,585	3,800
Warrior Met Coal, Inc. 8.00% 20245	3,325	3,441
Zekelman Industries Inc. 9.875% 20235	520	586
		174,457
Telecommunication services 9.34%
Altice NV 6.625% 20235	835	876
Altice NV 5.50% 20265	1,300	1,328
Altice NV 7.50% 20265	1,250	1,334
CenturyLink, Inc. 6.75% 2023	4,850	4,771
CenturyLink, Inc. 7.50% 2024	1,300	1,300
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	5,367	5,461
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.63% 20252,3,4	1,063	1,078
Digicel Group Ltd. 8.25% 20205	1,450	1,430
Frontier Communications Corp. 8.50% 2020	3,000	2,498
Frontier Communications Corp. 8.875% 2020	2,875	2,422
Frontier Communications Corp. 9.25% 2021	1,275	1,007
Frontier Communications Corp. 10.50% 2022	4,255	3,229
Frontier Communications Corp. 11.00% 2025	11,850	8,769
Inmarsat PLC 4.875% 20225	3,575	3,584
Inmarsat PLC 6.50% 20245	4,775	4,859
American Funds Insurance Series — High-Income Bond Fund — Page 143 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 7.25% 2020	$2,975	$2,811
Intelsat Jackson Holding Co. 5.50% 2023	1,500	1,230
Intelsat Jackson Holding Co. 6.625% 20242,3	3,450	3,495
Intelsat Jackson Holding Co. 8.00% 20245	3,600	3,798
Level 3 Communications, Inc. 5.125% 2023	2,150	2,161
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)2,3,4,7	8,690	8,082
Neptune Finco Corp. (Altice NV) 6.625% 20255	3,050	3,309
Numericable Group SA 6.00% 20225	675	684
Numericable Group SA 7.375% 20265	525	543
SoftBank Group Corp. 4.50% 20205	8,550	8,755
Softbank Group Corp., junior subordinated 6.875% (undated)	1,550	1,572
Sprint Capital Corp. 8.75% 2032	1,025	1,166
Sprint Corp. 7.25% 2021	4,265	4,526
Sprint Corp. 11.50% 2021	5,880	7,130
Sprint Corp. 7.875% 2023	3,305	3,528
Sprint Corp. 7.125% 2024	2,025	2,066
Sprint Corp. 6.875% 2028	4,700	4,741
T-Mobile US, Inc. 6.375% 2025	2,675	2,869
T-Mobile US, Inc. 6.50% 2026	900	984
Trilogy International Partners, LLC 8.875% 20225	4,700	4,829
Wind Tre SpA 5.00% 20265	6,675	6,381
Windstream Holdings, Inc. 7.75% 2020	350	298
Windstream Holdings, Inc. 8.75% 20245	7,133	5,020
Zayo Group Holdings, Inc. 6.375% 2025	2,225	2,361
Zayo Group Holdings, Inc. 5.75% 20275	3,200	3,272
Ziggo Bond Finance BV 5.875% 20255	950	941
Ziggo Bond Finance BV 5.50% 20275	5,225	5,232
		135,730
Industrials 8.54%
ACCO Brands Corp. 5.25% 20245	1,190	1,226
Allison Transmission Holdings, Inc. 5.00% 20245	3,150	3,256
Allison Transmission Holdings, Inc. 4.75% 20275	720	726
APX Group, Inc. 8.75% 2020	1,685	1,725
APX Group, Inc. 7.625% 2023	2,410	2,561
ARAMARK Corp. 5.125% 2024	2,460	2,588
Ashtead Group PLC 4.125% 20255	920	930
Ashtead Group PLC 4.375% 20275	1,530	1,557
Associated Materials, LLC 9.00% 20245	7,125	7,713
Avis Budget Group, Inc. 5.50% 2023	2,030	2,088
Beacon Roofing Supply, Inc. 4.875% 20255	2,675	2,698
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	675	673
Bohai Financial Investment Holding Co., Ltd. 4.50% 20235	925	886
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	1,625	1,617
Brand Energy 8.5% 20255	6,005	6,320
Builders FirstSource, Inc. 5.625% 20245	4,835	5,050
CD&R Waterworks Merger Sub, LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 4.455% 20242,3,4,5	700	705
CD&R Waterworks Merger Sub, LLC 6.125% 20255	2,190	2,228
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20212,3,4	590	564
CEVA Group PLC 9.00% 20215	1,700	1,556
Cloud Crane LLC 10.125% 20245	1,175	1,328
CNH Capital LLC 4.875% 2021	350	368
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	31	32
American Funds Insurance Series — High-Income Bond Fund — Page 144 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	$190	$194
Corporate Risk Holdings LLC 9.50% 20195	12,782	13,373
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,7,8,9	1,112	1,190
Covanta Holding Corp. 5.875% 2024	505	514
DAE Aviation Holdings, Inc. 10.00% 20235	7,065	7,771
Deck Chassis Acquisition Inc. 10.00% 20235	3,940	4,403
Euramax International, Inc. 12.00% 20205	2,850	3,092
Hardwoods Acquisition Inc 7.50% 20215	2,330	2,155
HD Supply, Inc. 5.75% 20245	650	692
Hertz Global Holdings Inc. 7.625% 20225	4,250	4,462
JELD-WEN Holding, Inc. 4.625% 20255	535	540
JELD-WEN Holding, Inc. 4.875% 20275	2,155	2,182
KAR Auction Services, Inc. 5.125% 20255	1,860	1,911
Kratos Defense & Security Solutions, Inc. 6.50% 20255	1,005	1,046
LSC Communications, Inc. 8.75% 20235	3,205	3,305
Multi-Color Corp. 4.875% 20255	1,810	1,821
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	1,250	1,066
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 4.90% 20242,3,4	1,105	1,112
Navistar International Corp. 6.625% 20255	970	1,015
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20225	650	670
Ply Gem Industries, Inc. 6.50% 2022	1,275	1,328
Prime Security Services Borrower, LLC 9.25% 20235	3,825	4,255
PrimeSource Building Products Inc 9.00% 20235	171	182
R.R. Donnelley & Sons Co. 7.875% 2021	1,700	1,777
R.R. Donnelley & Sons Co. 6.50% 2023	2,400	2,328
Rexnord Corp. 4.875% 20255	2,610	2,643
Sensata Technologies Holding NV 6.25% 20265	1,000	1,093
TransDigm Inc. 5.50% 2020	1,725	1,749
United Rentals, Inc. 4.625% 2025	3,630	3,666
United Rentals, Inc. 4.875% 2028	1,170	1,179
Virgin Australia Holdings Ltd. 8.50% 20195	2,125	2,216
Virgin Australia Holdings Ltd. 7.875% 20215	800	826
		124,151
Information technology 8.03%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,958
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.979% 20242,3,4	698	701
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.729% 20252,3,4	4,375	4,400
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.943% 20242,3,4	424	429
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.693% 20252,3,4	1,925	1,997
BMC Software, Inc. 9.00% 20195,7	930	933
BMC Software, Inc. 8.125% 20215	5,250	5,309
Camelot Finance SA 7.875% 20245	5,630	6,024
Cardtronics Inc 5.50% 20255	1,775	1,611
EchoStar Corp. 6.625% 2026	2,175	2,284
First Data Corp. 5.375% 20235	2,775	2,895
First Data Corp. 7.00% 20235	3,805	4,033
First Data Corp. 5.00% 20245	1,100	1,136
First Data Corp. 5.75% 20245	2,525	2,632
Gartner, Inc. 5.125% 20255	1,500	1,571
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	4,200	4,599
Genesys Telecommunications Laboratories, Inc., Term Loan B2, (3-month USD-LIBOR + 3.75%) 5.443% 20232,3,4	569	573
Gogo Inc. 12.50% 20225	11,050	12,500
American Funds Insurance Series — High-Income Bond Fund — Page 145 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
GTT Communications, Inc. 7.875% 20245	$1,650	$1,745
Infor (US), Inc. 6.50% 2022	3,725	3,874
Infor Software 7.125% 20215,7	5,785	5,944
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.338% 20242,3,4	1,561	1,567
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.088% 20252,3,4	2,475	2,492
Itron, Inc. 5.00% 20265	400	403
j2 Global, Inc. 6.00% 20255	1,130	1,195
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 20242,3,4	7,870	8,187
Match Group, Inc. 5.00% 20275	1,050	1,068
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.069% 20242,3,4	3,915	3,908
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.069% 20252,3,4	875	879
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.943% 20252,3,4	2,050	2,078
PE Cortes NP Holdings LLC 12.00% 20225,7	1,375	1,483
PE Cortes NP Holdings LLC 9.25% 20245	1,825	1,957
Qorvo, Inc. 7.00% 2025	1,275	1,430
Solera Holdings, Inc. 10.50% 20245	3,150	3,559
Symantec Corp 5.00% 20255	650	678
Tempo Acquisition LLC 6.75% 20255	1,650	1,683
Unisys Corp. 10.75% 20225	7,275	8,166
Vantiv, Inc. 4.375% 20255	3,575	3,629
VeriSign, Inc. 5.25% 2025	2,320	2,537
VeriSign, Inc. 4.75% 2027	1,900	1,952
Western Digital Corp. 10.50% 2024	600	697
		116,696
Utilities 4.10%
AES Corp. 8.00% 2020	701	789
AES Corp. 7.375% 2021	5,925	6,680
AES Corp. 4.875% 2023	600	614
AES Corp. 5.50% 2024	2,025	2,116
AES Corp. 7.75% 20245	1,000	1,086
AES Corp. 5.50% 2025	3,475	3,666
AES Corp. 6.00% 2026	4,190	4,546
AES Corp. 5.125% 2027	1,515	1,595
AmeriGas Partners, LP 5.50% 2025	3,150	3,197
Calpine Corp. 6.00% 20225	425	439
Calpine Corp. 5.375% 2023	2,910	2,845
Calpine Corp. 5.875% 20245	1,020	1,040
Calpine Corp. 5.75% 2025	1,385	1,321
Calpine Corp. 5.25% 20265	5,525	5,435
Dynegy Finance Inc. 7.375% 2022	3,485	3,685
Dynegy Finance Inc. 7.625% 2024	260	280
Emera Inc. 6.75% 2076	4,200	4,746
Enel Società per Azioni 8.75% 20735	2,000	2,493
Mississippi Power Co. 4.25% 2042	930	912
NRG Energy, Inc. 6.25% 2022	4,885	5,105
NRG Energy, Inc. 7.25% 2026	500	547
NRG Energy, Inc. 6.625% 2027	2,240	2,380
Talen Energy Corp. 4.60% 2021	295	271
Talen Energy Corp. 9.50% 20225	495	510
Talen Energy Corp. 10.50% 20265	1,270	1,262
TerraForm Power, Inc. 4.25% 20235	2,000	1,988
		59,548
American Funds Insurance Series — High-Income Bond Fund — Page 146 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 3.23%	Principal amount (000)	Value (000)
Acrisure LLC 7.00% 20255	$1,545	$1,493
Ally Financial Inc. 8.00% 2020	1,915	2,116
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	975	988
Carlyle Group LP 6.375% 20225	1,090	1,143
CIT Group Inc. 3.875% 2019	6,835	6,921
General Motors Acceptance Corp. 7.50% 2020	1,470	1,632
Hub International Ltd., 7.875% 20215	1,920	2,002
Icahn Enterprises Finance Corp. 6.25% 2022	2,625	2,691
International Lease Finance Corp. 8.25% 2020	875	1,007
Jefferies Finance, LLC 7.25% 20245	1,850	1,903
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	1,695	1,718
Ladder Capital Corp. 5.25% 20255	850	848
LPL Financial Holdings Inc. 5.75% 20255	2,600	2,652
MGIC Investment Corp. 5.75% 2023	1,025	1,124
Navient Corp. 4.875% 2019	3,100	3,160
Navient Corp. 6.50% 2022	4,840	5,083
Navient Corp. 5.50% 2023	3,935	3,940
Navient Corp. 6.125% 2024	75	76
Navient Corp. 6.75% 2025	1,800	1,854
Springleaf Finance Corp. 8.25% 2020	1,175	1,295
Starwood Property Trust, Inc. 5.00% 2021	1,650	1,716
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	1,610	1,638
		47,000
Real estate 2.11%
Communications Sales & Leasing, Inc. 6.00% 20235	775	763
Crescent Resources 8.875% 20215	1,211	1,290
Equinix, Inc. 5.75% 2025	275	293
Equinix, Inc. 5.875% 2026	1,725	1,856
Equinix, Inc. 5.375% 2027	1,750	1,877
Five Point Holdings LLC 7.875% 20255	1,950	1,989
Howard Hughes Corp. 5.375% 20255	4,950	5,086
Iron Mountain Inc. 6.00% 2023	350	367
Iron Mountain Inc. 5.75% 2024	5,975	6,080
Iron Mountain Inc. 4.875% 20275	135	136
Iron Mountain Inc. 5.25% 20285	1,500	1,500
Medical Properties Trust, Inc. 5.00% 2027	2,020	2,063
Realogy Corp. 4.50% 20195	1,825	1,857
Realogy Corp. 4.875% 20235	4,325	4,293
SBA Communications Corp. 4.00% 20225	510	513
SBA Communications Corp. 4.875% 2022	700	721
		30,684
Consumer staples 2.05%
Avon Products, Inc. 7.875% 20225	1,050	1,074
B&G Foods, Inc. 5.25% 2025	2,775	2,829
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.953% 20252,3,4	3,915	3,831
Chobani LLC 7.50% 20255	1,855	1,973
Cott Beverages Inc. 5.50% 20255	1,170	1,207
First Quality Enterprises, Inc. 5.00% 20255	1,020	1,043
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.069% 20232,3,4	4,153	4,155
JBS USA LLC 5.875% 20245	1,250	1,214
Pilgrim’s Pride Corp. 5.75% 20255	2,145	2,215
Pinnacle Foods Inc. 5.875% 2024	800	850
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 171

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 8.00% 20255	$1,550	$1,749
Post Holdings, Inc. 5.00% 20265	1,840	1,815
Post Holdings, Inc. 5.625% 20285	1,855	1,864
Simmons Foods Inc. 5.75% 20245	1,450	1,439
Spectrum Brands Inc. 6.125% 2024	750	798
Vector Group Ltd. 6.125% 20255	1,750	1,816
		29,872
Total corporate bonds & notes		1,356,993
U.S. Treasury bonds & notes 0.68% U.S. Treasury 0.68%
U.S. Treasury 1.25% 2019	10,000	9,921
Total U.S. Treasury bonds & notes		9,921
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Argentine Republic 18.20% 2021	ARS12,500	692
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20224	17,500	937
		1,629
Municipals 0.12% Illinois 0.12%
Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,870	1,788
Total bonds, notes & other debt instruments (cost: $1,356,968,000)		1,370,331
Convertible bonds 0.40% Energy 0.08%
Golar LNG Ltd., convertible notes 2.75% 20225	550	585
Weatherford International PLC, convertible notes 5.875% 2021	527	572
		1,157
Consumer discretionary 0.06%
DISH DBS Corp., convertible notes 3.375% 2026	760	829
Information technology 0.06%
Weibo Corp., convertible notes 1.25% 20225	747	822
Health care 0.03%
Insulet Corp., convertible notes 1.375% 20245	500	508
Miscellaneous 0.17%
Other convertible bonds in initial period of acquisition		2,544
Total convertible bonds (cost: $5,582,000)		5,860
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 171

Convertible stocks 0.91% Industrials 0.68%	Shares	Value (000)
Associated Materials, LLC, 14.00% convertible preferred 20208,9	4,850	$5,553
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.731%6,8,10	4,788	3,196
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.731%6,8,10	2,212	1,061
		9,810
Information technology 0.04%
Alibaba Mandatory Exchangeable Trust, convertible preferred 20195	3,300	643
Telecommunication services 0.01%
Frontier Communications Corp., Series A, convertible preferred 2018	10,000	108
Miscellaneous 0.18%
Other convertible stocks in initial period of acquisition		2,619
Total convertible stocks (cost: $15,788,000)		13,180
Common stocks 0.75% Information technology 0.26%
Corporate Risk Holdings I, Inc.6,8,9,10	218,504	3,863
Corporate Risk Holdings Corp.6,8,9,10	1,104	—
		3,863
Industrials 0.19%
CEVA Group PLC6,8,10	5,622	2,698
Atrium Corp.5,8,9,10	361	11
Quad/Graphics, Inc., Class A	90	2
		2,711
Energy 0.08%
Ascent Resources - Utica, LLC, Class A6,8,9,10	6,297,894	1,134
Health care 0.03%
Rotech Healthcare Inc.6,8,9,10	201,793	404
Telecommunication services 0.02%
NII Holdings, Inc.10	660,555	280
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova8,9,10	388,601	2
Adelphia Recovery Trust, Series ACC-18,9,10	449,306	—
		2
Miscellaneous 0.17%
Other common stocks in initial period of acquisition		2,462
Total common stocks (cost: $26,386,000)		10,856
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 171

Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
Vistra Energy Corp., rights5,10,11	41,035	$36
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20238,9,10	68,899	—
Total rights & warrants (cost: $63,000)		36
Short-term securities 1.68%	Principal amount (000)
General Electric Co. 1.42% due 1/2/2018	$13,600	13,598
U.S. Treasury Bills 1.11% due 1/11/2018	10,800	10,796
Total short-term securities (cost: $24,396,000)		24,394
Total investment securities 97.99% (cost: $1,429,183,000)		1,424,657
Other assets less liabilities 2.01%		29,223
Net assets 100.00%		$1,453,880
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$431	$—	$431
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	81	—	81
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(90)	—	(90)
					$—	$422
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$108,000	$(8,915)	$(8,496)	$(419)

1	Scheduled interest and/or principal payment was not received.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,280,000, which represented 6.14% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $745,292,000, which represented 51.26% of the net assets of the fund.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $32,234,000, which represented 2.22% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Security did not produce income during the last 12 months.
11	Purchased on a TBA basis.

American Funds Insurance Series — High-Income Bond Fund — Page 150 of 171

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$20,695	$21,099	1.45%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,612.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	3,863.27
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%	5/2/2013-8/22-2014	4,855	3,196.22
CEVA Group PLC	5/2/2013	6,128	2,698.19
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%	5/2/2013	2,214	1,061.07
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,134.08
Rotech Healthcare Inc.	9/26/2013	4,331	404.02
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$42,553	$35,067	2.41%

Key to abbreviations and symbol
ARS = Argentine pesos
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 171

Mortgage Fund
December 31, 2017
Bonds, notes & other debt instruments 95.14% Mortgage-backed obligations 63.46% Federal agency mortgage-backed obligations 60.15%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20471	$7,816	$8,189
Fannie Mae 4.00% 20471	4,844	5,075
Fannie Mae 4.00% 20481,2	17,250	18,026
Fannie Mae 4.50% 20481,2	3,700	3,932
Fannie Mae 4.00% 20361	579	612
Fannie Mae 4.00% 20361	470	497
Fannie Mae 5.00% 20361	84	87
Freddie Mac 5.00% 20341	1,360	1,465
Freddie Mac 4.00% 20361	5,848	6,186
Freddie Mac 4.00% 20361	1,086	1,149
Freddie Mac 4.00% 20471	9,510	9,960
Freddie Mac 4.00% 20481,2	25,000	26,154
Freddie Mac 4.00% 20481,2	22,854	23,877
Freddie Mac Pool #760014 2.969% 20451,3	2,989	3,001
Freddie Mac, Series KJ02, Class A2, Multi Family 2.597% 20201	3,704	3,722
Freddie Mac, Series K031, Class A2, Multi Family 3.30% 20231,3	4,722	4,914
Freddie Mac, Series K032, Class A2, Multi Family 3.31% 20231,3	1,250	1,302
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20561	1,814	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20561	1,478	1,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	1,675	1,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20571	13,810	13,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	8,325	8,518
Government National Mortgage Assn. 3.75% 20341	1,323	1,382
Government National Mortgage Assn. 3.75% 20381	846	887
Government National Mortgage Assn. 3.75% 20391	912	957
Government National Mortgage Assn. 4.00% 20391	565	573
Government National Mortgage Assn. 6.00% 20391	281	315
Government National Mortgage Assn. 4.00% 20401	393	398
Government National Mortgage Assn. 5.50% 20401	2,246	2,499
Government National Mortgage Assn. 4.50% 20411	59	61
Government National Mortgage Assn. 5.00% 20411	1,269	1,356
Government National Mortgage Assn. 5.00% 20411	804	835
Government National Mortgage Assn. 6.50% 20411	650	715
Government National Mortgage Assn. 3.50% 20421	475	481
Government National Mortgage Assn. 3.50% 20421	315	326
Government National Mortgage Assn. 3.50% 20421	228	229
Government National Mortgage Assn. 3.50% 20431	2,453	2,558
Government National Mortgage Assn. 3.50% 20431	1,754	1,816
Government National Mortgage Assn. 3.50% 20431	1,714	1,783
Government National Mortgage Assn. 3.50% 20431	1,165	1,206
Government National Mortgage Assn. 3.50% 20431	1,104	1,143
Government National Mortgage Assn. 3.50% 20431	525	528
Government National Mortgage Assn. 3.50% 20431	218	226
Government National Mortgage Assn. 3.75% 20441	934	979
Government National Mortgage Assn. 4.25% 20441	1,764	1,867
American Funds Insurance Series — Mortgage Fund — Page 152 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20461	$1,456	$1,499
Government National Mortgage Assn. 4.00% 20471	17,763	18,613
Government National Mortgage Assn. 4.50% 20481,2	4,950	5,193
Government National Mortgage Assn. 4.685% 20651	1,006	1,045
Government National Mortgage Assn. 4.696% 20651	609	633
Government National Mortgage Assn. 4.737% 20651	1,697	1,769
Government National Mortgage Assn. 4.62% 20661	1,792	1,900
Government National Mortgage Assn. 5.20% 20661	202	207
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20281	4,544	4,557
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	680	700
		204,633
Collateralized mortgage-backed (privately originated) 3.28%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.502% 20241,3	22	22
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 20271,4	563	567
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	564	565
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.282% 20191,3,4	1,620	1,620
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,5	261	261
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,3,4,5	236	236
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,5	294	293
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20271,4,5	602	602
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,3,4	506	503
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,3,4	898	894
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	1,526	1,527
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.152% 20571,3,4	287	288
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,3,4	1,610	1,607
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	2,160	2,175
		11,160
Commercial mortgage-backed securities 0.03%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.105% 20491,3	91	91
Total mortgage-backed obligations		215,884
U.S. Treasury bonds & notes 16.09% U.S. Treasury 10.57%
U.S. Treasury 1.50% 2020	444	440
U.S. Treasury 2.00% 2021	300	299
U.S. Treasury 1.875% 2022	19,800	19,515
U.S. Treasury 1.875% 20226	5,000	4,941
U.S. Treasury 2.00% 2022	7,300	7,238
U.S. Treasury 2.125% 2022	1,000	996
U.S. Treasury 2.50% 2024	2,500	2,528
		35,957
U.S. Treasury inflation-protected securities 5.52%
U.S. Treasury Inflation-Protected Security 0.375% 20256,7	7,489	7,501
U.S. Treasury Inflation-Protected Security 2.125% 20417	124	163
U.S. Treasury Inflation-Protected Security 0.75% 20427	7,025	7,095
U.S. Treasury Inflation-Protected Security 1.375% 20447	3,466	4,004
		18,763
Total U.S. Treasury bonds & notes		54,720
American Funds Insurance Series — Mortgage Fund — Page 153 of 171

Bonds, notes & other debt instruments Federal agency bonds & notes 12.22%	Principal amount (000)	Value (000)
Fannie Mae 1.875% 2022	$3,000	$2,961
Fannie Mae 2.00% 2022	18,800	18,656
Federal Home Loan Bank 1.375% 2021	3,000	2,940
Federal Home Loan Bank 1.875% 2021	10,000	9,912
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,087
		41,556
Asset-backed obligations 3.32%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 20191	101	101
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20201	329	329
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	476	476
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 20201	243	244
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20251,3,4	250	250
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20251,3,4	300	301
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20261,3,4	500	501
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,4	168	169
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,4	53	52
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,4	48	48
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20191,4	173	173
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	323	322
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	85	85
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20191	307	306
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20191	395	395
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,4	199	199
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,4	277	277
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20251,3,4	219	219
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	924	923
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,4	1,823	1,829
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20251,3,4	185	186
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20201	1,028	1,028
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20201	53	53
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20201	242	242
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.867% 20231,3	229	234
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.925% 20251,3	22	22
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20251,3,4	226	226
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20251,3,4	360	360
Voya CLO Ltd., Series 2014-4A, Class A1R, CLO, (3-month USD-LIBOR + 0.95%) 2.309% 20261,3,4	450	451
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,4	761	760
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	525	524
		11,285
Corporate bonds & notes 0.05% Financials 0.05%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20191,3,4,5,8	187	187
Total corporate bonds & notes		187
Total bonds, notes & other debt instruments (cost: $322,647,000)		323,632
Short-term securities 27.27%
Apple Inc. 1.22% due 1/12/20184	4,000	3,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.49% due 1/10/2018	7,000	6,996
CAFCO, LLC 1.39% due 2/2/20184	3,900	3,894
Eli Lilly and Co. 1.28% due 1/8/20184	9,000	8,996
American Funds Insurance Series — Mortgage Fund — Page 154 of 171

Short-term securities	Principal amount (000)	Value (000)
Emerson Electric Co. 1.27% due 1/29/20184	$5,500	$5,493
Federal Farm Credit Banks 1.32% due 4/19/2018	5,000	4,978
Federal Home Loan Bank 1.15%–1.30% due 1/5/2018–2/14/2018	25,750	25,731
General Electric Co. 1.42% due 1/2/2018	6,000	5,999
National Rural Utilities Cooperative Finance Corp. 1.51% due 1/17/2018	5,000	4,996
Paccar Financial Corp. 1.26% due 1/12/2018	5,500	5,497
Private Export Funding Corp. 1.25% due 1/4/20184	8,210	8,208
Toronto-Dominion Bank 1.45% due 3/16/20184	8,000	7,971
Total short-term securities (cost: $92,772,000)		92,757
Total investment securities 122.41% (cost: $415,419,000)		416,389
Other assets less liabilities (22.41)%		(76,219)
Net assets 100.00%		$340,170
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 12/31/201710 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$12,689	$(73)
20 Year U.S. Treasury Bond Futures	Long	48	March 2018	4,800	7,344	8
30 Year Ultra U.S. Treasury Bond Futures	Long	11	March 2018	1,100	1,844	13
5 Year U.S. Treasury Note Futures	Long	1,136	April 2018	113,600	131,962	(580)
						$(632)
American Funds Insurance Series — Mortgage Fund — Page 155 of 171

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	1.217%	9/22/2021	$11,500	$406	$—	$406
3-month USD-LIBOR	1.225%	9/22/2021	11,500	402	—	402
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	485	—	485
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(202)	—	(202)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(91)	—	(91)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(441)	—	(441)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(23)	—	(23)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	104	—	104
3-month USD-LIBOR	2.27%	12/5/2026	8,500	63	—	63
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(564)	—	(564)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(270)	—	(270)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(283)	—	(283)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(418)	—	(418)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.454%	1/15/2045	3,200	55	—	55
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	6	—	6
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(25)	—	(25)
U.S. EFFR	2.145%	11/9/2047	2,200	4	—	4
U.S. EFFR	2.153%	11/10/2047	2,200	—11	—	—11
U.S. EFFR	2.155%	11/10/2047	1,280	—11	—	—11
U.S. EFFR	2.17%	11/13/2047	2,320	(8)	—	(8)
					$—	$(786)

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,740,000, which represented 16.97% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,579,000, which represented .46% of the net assets of the fund.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,383,000, which represented 2.17% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.
11	Amount less than one thousand.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 156 of 171

Ultra-Short Bond Fund
Investment portfolio
December 31, 2017
Short-term securities 100.30% Commercial paper 82.90%	Principal amount (000)	Value (000)
American Honda Finance Corp. 1.43% due 1/24/2018	$8,100	$8,092
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.56% due 2/14/20181	9,000	8,980
BMW U.S. Capital LLC 1.59% due 3/19/20181	5,000	4,983
British Columbia (Province of) 1.27% due 1/16/2018	11,000	10,992
CAFCO, LLC 1.41% due 2/13/20181	10,500	10,479
Cisco Systems, Inc. 1.50% due 2/15/20181	8,000	7,984
DBS Bank Ltd. 1.42%–1.46% due 2/2/2018–2/15/20181	10,600	10,581
Estée Lauder Companies Inc. 1.49% due 1/22/20181	5,000	4,995
ExxonMobil Corp. 1.40% due 1/23/2018	6,300	6,294
General Electric Co. 1.42% due 1/2/2018	11,000	10,998
IBM Credit LLC 1.62% due 3/13/20181	8,600	8,573
John Deere Canada ULC 1.32% due 1/5/20181	2,200	2,199
KfW 1.32% due 1/12/20181	12,000	11,994
Liberty Street Funding Corp. 1.40% due 2/1/20181	10,000	9,985
Mizuho Bank, Ltd. 1.40% due 2/15/20181	10,000	9,978
National Australia Bank Ltd. 1.65% due 4/4/20181	8,900	8,860
Nordea Bank AB 1.37% due 2/14/20181	10,500	10,480
Old Line Funding, LLC 1.36% due 1/22/20181	4,400	4,395
Paccar Financial Corp. 1.28% due 1/9/2018	5,100	5,098
Province of Alberta 1.45% due 1/10/20181	3,700	3,698
Prudential Funding, LLC 1.35% due 1/12/2018	10,500	10,494
Qualcomm Inc. 1.32% due 2/6/20181	7,800	7,787
Québec (Province of) 1.49% due 1/18/20181	11,000	10,991
Royal Bank of Canada 1.34% due 1/8/2018	6,000	5,998
Simon Property Group, LP 1.54% due 3/15/20181	6,100	6,080
Société Générale 1.41% due 1/31/20181	10,400	10,385
Swedbank AB 1.51% due 3/21/2018	5,000	4,984
Total Capital Canada Ltd. 1.66% due 3/16/20181	10,100	10,066
Toyota Industries Commercial Finance, Inc. 1.37% due 1/22/20181	6,200	6,194
Unilever Capital Corp. 1.43% due 2/26/20181	9,600	9,577
Walt Disney Co. 1.45% due 1/29/20181	10,500	10,487
		252,681
Federal agency discount notes 17.40%
Federal Home Loan Bank 1.08%–1.32% due 1/5/2018–2/28/2018	53,100	53,046
Total short-term securities (cost: $305,768,000)		305,727
Total investment securities 100.30% (cost: $305,768,000)		305,727
Other assets less liabilities (0.30)%		(922)
Net assets 100.00%		$304,805

1	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,731,000, which represented 62.25% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 157 of 171

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2017
Bonds, notes & other debt instruments 92.82% U.S. Treasury bonds & notes 50.54% U.S. Treasury 40.71%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2021	$31,950	$30,869
U.S. Treasury 1.125% 2021	7,971	7,710
U.S. Treasury 1.375% 2021	20,000	19,620
U.S. Treasury 1.75% 20211	40,540	39,981
U.S. Treasury 2.00% 2021	46,300	46,077
U.S. Treasury 2.00% 2021	44,350	44,207
U.S. Treasury 2.00% 2021	26,500	26,461
U.S. Treasury 2.00% 2021	4,000	3,985
U.S. Treasury 2.125% 2021	23,450	23,475
U.S. Treasury 2.25% 2021	64,745	65,141
U.S. Treasury 2.25% 2021	38,000	38,258
U.S. Treasury 3.625% 2021	3,800	3,986
U.S. Treasury 1.625% 2022	100	98
U.S. Treasury 1.75% 2022	198,300	194,846
U.S. Treasury 1.75% 2022	11,700	11,510
U.S. Treasury 1.875% 2022	63,000	62,254
U.S. Treasury 1.875% 2022	45,000	44,395
U.S. Treasury 1.875% 2022	23,000	22,669
U.S. Treasury 2.00% 2022	80,000	79,316
U.S. Treasury 2.00% 2022	43,510	43,121
U.S. Treasury 2.125% 2022	23,166	23,076
U.S. Treasury 1.50% 2023	26,020	25,111
U.S. Treasury 1.625% 2023	38,150	36,961
U.S. Treasury 2.125% 2023	64,095	63,582
U.S. Treasury 2.125% 2024	115,975	114,525
U.S. Treasury 2.25% 2024	40,550	40,365
U.S. Treasury 2.25% 2024	6,500	6,486
U.S. Treasury 2.50% 2024	44,000	44,502
U.S. Treasury 2.00% 2026	18,000	17,433
U.S. Treasury 6.25% 2030	2,980	4,191
U.S. Treasury 2.75% 2047	50,501	50,572
U.S. Treasury 2.75% 2047	11,200	11,222
U.S. Treasury 3.00% 2047	16,400	17,248
		1,263,253
U.S. Treasury inflation-protected securities 9.83%
U.S. Treasury Inflation-Protected Security 0.125% 20202	10,797	10,777
U.S. Treasury Inflation-Protected Security 0.25% 20252	27,223	26,981
U.S. Treasury Inflation-Protected Security 0.375% 20252	86,645	86,784
U.S. Treasury Inflation-Protected Security 2.375% 20252	24,864	28,333
U.S. Treasury Inflation-Protected Security 0.375% 20272	68,267	67,914
U.S. Treasury Inflation-Protected Security 2.125% 20412	349	458
U.S. Treasury Inflation-Protected Security 0.75% 20422	21,494	21,711
U.S. Treasury Inflation-Protected Security 1.375% 20441,2	45,728	52,818
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 158 of 171

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 20462	$2,764	$2,952
U.S. Treasury Inflation-Protected Security 0.875% 20472	6,131	6,371
		305,099
Total U.S. Treasury bonds & notes		1,568,352
Mortgage-backed obligations 25.34% Federal agency mortgage-backed obligations 25.34%
Fannie Mae 6.50% 20283	192	214
Fannie Mae 3.50% 20333,4	30,000	30,946
Fannie Mae 3.00% 20363	29,057	29,534
Fannie Mae 4.00% 20363	9,191	9,719
Fannie Mae 4.00% 20363	7,476	7,905
Fannie Mae 4.00% 20363	2,303	2,435
Fannie Mae 3.00% 20373	18,538	18,842
Fannie Mae 6.50% 20373	52	57
Fannie Mae 7.00% 20373	72	81
Fannie Mae 7.00% 20373	10	11
Fannie Mae 6.00% 20383	17	17
Fannie Mae 4.50% 20413	1,307	1,402
Fannie Mae 5.00% 20413	931	1,023
Fannie Mae 5.00% 20413	613	672
Fannie Mae 5.00% 20413	491	540
Fannie Mae 5.00% 20413	362	399
Fannie Mae 3.50% 20473	16,272	16,732
Fannie Mae 4.00% 20473	34,100	35,730
Fannie Mae 4.00% 20473	23,761	24,893
Fannie Mae 4.00% 20473	5,404	5,661
Fannie Mae 4.50% 20473	25,443	27,113
Fannie Mae 3.50% 20483,4	5,300	5,436
Fannie Mae 4.00% 20483,4	19,450	20,325
Fannie Mae 4.50% 20483,4	75,000	79,804
Fannie Mae 4.50% 20483,4	7,300	7,759
Fannie Mae, Series 2012-M2, Class A2, Multi Family 2.717% 20223	2,350	2,383
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family 3.044% 20223	2,000	2,043
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.217% 20233,5	2,050	2,115
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 20243,5	3,825	4,011
Fannie Mae, Series 2001-4, Class GA, 9.251% 20253,5	1	1
Fannie Mae, Series 2001-4, Class NA, 9.503% 20253,5	1	1
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	155	134
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20413	80	93
Freddie Mac 5.50% 20243	519	545
Freddie Mac 5.00% 20403	1,127	1,224
Freddie Mac 5.00% 20413	2,121	2,327
Freddie Mac 4.00% 20433	488	518
Freddie Mac 3.50% 20473	17,923	18,447
Freddie Mac 3.50% 20473	14,389	14,810
Freddie Mac 4.00% 20473	23,965	25,098
Freddie Mac 4.00% 20473	19,950	20,906
Freddie Mac 4.00% 20473	19,833	20,783
Freddie Mac 4.50% 20473	762	813
Freddie Mac 3.00% 20483,4	6,200	6,204
Freddie Mac 4.00% 20483,4	50,000	52,309
Freddie Mac 4.00% 20483,4	12,500	13,060
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 159 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #1H1354 3.43% 20363,5	$354	$374
Freddie Mac Pool #760014 2.969% 20453,5	2,391	2,400
Freddie Mac, Series KGRP, Class A, Multi Family (1-month USD-LIBOR + 0.38%) 1.752% 20203,5	3,668	3,674
Freddie Mac, Series K013, Class A1, Multi Family 2.902% 20203	511	517
Freddie Mac, Series K010, Class A1, Multi Family 3.32% 20203	161	162
Freddie Mac, Series K019, Class A1, Multi Family 1.459% 20213	1,586	1,568
Freddie Mac, Series K031, Class A1, Multi Family 2.778% 20223	1,001	1,012
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.877% 20233,5	40	41
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 20233	1,735	1,741
Freddie Mac, Series K029, Class A2, Multi Family 3.32% 20233	400	416
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20273	5,765	5,972
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	276	252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20563	13,329	13,248
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20563	12,471	12,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	12,312	12,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20573	2,630	2,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20573	2,000	2,046
Government National Mortgage Assn. 3.75% 20343	1,289	1,347
Government National Mortgage Assn. 5.50% 20383	370	407
Government National Mortgage Assn. 5.50% 20383	140	154
Government National Mortgage Assn. 5.50% 20383	136	149
Government National Mortgage Assn. 5.50% 20383	99	108
Government National Mortgage Assn. 6.00% 20383	280	324
Government National Mortgage Assn. 6.50% 20383	467	532
Government National Mortgage Assn. 6.50% 20383	137	158
Government National Mortgage Assn. 5.00% 20393	699	759
Government National Mortgage Assn. 6.00% 20393	281	315
Government National Mortgage Assn. 4.50% 20403	550	584
Government National Mortgage Assn. 5.50% 20403	8,247	9,177
Government National Mortgage Assn. 4.50% 20413	1,501	1,581
Government National Mortgage Assn. 5.00% 20413	2,853	3,046
Government National Mortgage Assn. 3.00% 20423	61	61
Government National Mortgage Assn. 3.50% 20433	2,093	2,177
Government National Mortgage Assn. 4.50% 20453	3,362	3,553
Government National Mortgage Assn. 4.50% 20453	2,179	2,303
Government National Mortgage Assn. 4.50% 20453	—	1
Government National Mortgage Assn. 4.00% 20463	2,576	2,653
Government National Mortgage Assn. 4.00% 20473	63,961	67,023
Government National Mortgage Assn. 4.00% 20473	13,273	13,864
Government National Mortgage Assn. 4.50% 20473	2,000	2,113
Government National Mortgage Assn. 4.50% 20483,4	30,525	32,022
Government National Mortgage Assn. 4.623% 20613	706	717
Government National Mortgage Assn. 4.663% 20613	1,512	1,536
Government National Mortgage Assn. 4.664% 20613	1,261	1,283
Government National Mortgage Assn. 4.685% 20613	487	495
Government National Mortgage Assn. 4.70% 20613	2,812	2,843
Government National Mortgage Assn. 4.70% 20613	1,223	1,238
Government National Mortgage Assn. 4.72% 20613	145	147
Government National Mortgage Assn. 4.801% 20613	354	357
Government National Mortgage Assn. 5.091% 20613	1,340	1,376
Government National Mortgage Assn. 4.682% 20623	1,366	1,396
Government National Mortgage Assn. 4.756% 20623	64	66
Government National Mortgage Assn. 4.818% 20623	160	162
Government National Mortgage Assn. 5.172% 20623	103	106
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 160 of 171

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.702% 20633	$83	$85
Government National Mortgage Assn. 4.917% 20633	73	75
Government National Mortgage Assn. 4.719% 20643	966	988
Government National Mortgage Assn. 4.772% 20643	564	574
Government National Mortgage Assn. 4.868% 20643	290	297
Government National Mortgage Assn. 5.172% 20643	508	523
Government National Mortgage Assn. 5.175% 20643	511	526
Government National Mortgage Assn. 5.393% 20643	12	12
Government National Mortgage Assn. 6.48% 20643	387	394
Government National Mortgage Assn. 6.64% 20643	1,838	1,909
Government National Mortgage Assn. 4.676% 20653	1,064	1,081
Government National Mortgage Assn. Pool #892950 2.678% 20603,5	1,443	1,480
Government National Mortgage Assn. Pool #894475 3.487% 20633,5	4,276	4,515
Government National Mortgage Assn. Pool #AG8149 1.989% 20643,5	470	476
Government National Mortgage Assn. Pool #AG8156 2.446% 20643,5	648	662
Government National Mortgage Assn. Pool #894482 3.488% 20643,5	5,692	6,023
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.422% 20603,5	11,791	12,087
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.092% 20623,5	3,065	3,099
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.13% 20623,5	2,721	2,743
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.729% 20203,5	383	384
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.779% 20203,5	252	253
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 1.803% 20203,5	114	115
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20333	8,182	8,308
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20353	7,682	7,902
Total mortgage-backed obligations		786,503
Federal agency bonds & notes 16.94%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20263	733	735
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20263	1,014	1,016
Fannie Mae 1.75% 2019	16,000	15,942
Fannie Mae 1.25% 2021	11,400	11,057
Fannie Mae 7.125% 2030	4,000	5,763
Federal Home Loan Bank 1.75% 2018	74,000	73,933
Federal Home Loan Bank 3.375% 2023	16,715	17,642
Federal Home Loan Bank 5.50% 2036	600	827
Freddie Mac 3.75% 2019	12,750	13,040
Private Export Funding Corp. 1.45% 2019	17,500	17,350
Private Export Funding Corp. 2.25% 2020	5,000	5,014
Private Export Funding Corp. 3.55% 2024	6,340	6,723
Small Business Administration, Series 2001-20K, 5.34% 20213	48	50
Small Business Administration, Series 2001-20J, 5.76% 20213	23	24
Small Business Administration, Series 2001-20F, 6.44% 20213	88	92
Small Business Administration, Series 2003-20B, 4.84% 20233	221	230
Tennessee Valley Authority 2.875% 2027	10,000	10,229
Tennessee Valley Authority 4.65% 2035	2,330	2,856
Tennessee Valley Authority 5.88% 2036	1,750	2,460
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,743
Tennessee Valley Authority, Series A, 4.625% 2060	250	318
TVA Southaven 3.846% 20333	1,418	1,444
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,973
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 161 of 171

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	$11,510	$11,479
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,026
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,057
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,046
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,069
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,591
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,577
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,633
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,227
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,616
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,429
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,361
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,204
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,792
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	667
United States Agency for International Development, Iraq (Republic of), 2.149% 2022	6,670	6,634
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,775
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,096
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,673
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	44,437
United States Agency for International Development, Morocco (Kingdom of) 7.55% 20263	3,621	4,311
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,904
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,445
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,297
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20293	869	901
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20323	972	1,019
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 20323	795	853
		525,580
Total bonds, notes & other debt instruments (cost: $2,881,337,000)		2,880,435
Short-term securities 14.77%
Apple Inc. 1.24% due 1/30/20186	35,000	34,955
Ciesco LLC 1.87% due 6/25/20186	50,000	49,544
Cisco Systems, Inc. 1.36% due 3/8/20186	45,000	44,872
ExxonMobil Corp. 1.40% due 1/23/2018	31,400	31,370
Federal Farm Credit Banks 1.14% due 1/5/2018	20,000	19,998
Federal Home Loan Bank 1.16% due 2/2/2018	25,000	24,974
IBM Credit LLC 1.50% due 3/13/20186	20,000	19,938
John Deere Capital Corp. 1.35% due 1/23/20186	20,400	20,379
Kimberly-Clark Corp. 1.48% due 1/16/20186	25,000	24,981
Microsoft Corp. 1.27%–1.30% due 1/16/2018–1/23/20186	70,000	69,945
Paccar Financial Corp. 1.22%–1.28% due 1/8/2018–1/16/2018	42,400	42,375
Sumitomo Mitsui Banking Corp. 1.44% due 1/11/20186	40,000	39,979
Walt Disney Co. 1.25% due 1/19/20186	35,000	34,970
Total short-term securities (cost: $458,355,000)		458,280
Total investment securities 107.59% (cost: $3,339,692,000)		3,338,715
Other assets less liabilities (7.59)%		(235,400)
Net assets 100.00%		$3,103,315
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 171

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 12/31/20178 (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	2,734	March 2018	$273,400	$339,144	$(813)
20 Year U.S. Treasury Bond Futures	Long	195	March 2018	19,500	29,835	31
10 Year Ultra U.S. Treasury Note Futures	Short	175	March 2018	(17,500)	(23,373)	110
30 Year Ultra U.S. Treasury Bond Futures	Short	219	March 2018	(21,900)	(36,717)	(23)
5 Year U.S. Treasury Note Futures	Long	14,014	April 2018	1,401,400	1,627,923	(6,730)
2 Year U.S. Treasury Note Futures	Long	2,111	April 2018	422,200	451,985	(380)
90 Day Euro Dollar Futures	Short	905	September 2018	(226,250)	(221,635)	245
90 Day Euro Dollar Futures	Long	1,595	December 2018	398,750	390,197	(242)
90 Day Euro Dollar Futures	Short	1,920	December 2019	(480,000)	(468,816)	357
						$(7,445)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$1,078,000	$(56)	$—	$(56)
1.3475%	U.S. EFFR	1/31/2018	1,747,000	(86)	—	(86)
1.329%	U.S. EFFR	3/27/2019	131,000	(632)	—	(632)
1.32625%	U.S. EFFR	4/5/2019	68,800	(345)	—	(345)
1.34875%	U.S. EFFR	4/5/2019	120,000	(568)	—	(568)
1.337%	U.S. EFFR	6/8/2019	121,000	(730)	—	(730)
1.367%	U.S. EFFR	6/12/2019	60,500	(341)	—	(341)
1.37%	U.S. EFFR	6/14/2019	60,500	(341)	—	(341)
1.362%	U.S. EFFR	6/21/2019	60,500	(355)	—	(355)
1.351%	U.S. EFFR	6/28/2019	60,500	(372)	—	(372)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(526)	—	(526)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(444)	—	(444)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,116	—	2,116
3-month USD-LIBOR	1.225%	9/22/2021	60,000	2,099	—	2,099
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	175	—	175
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	915	—	915
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	474	—	474
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	477	—	477
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(10)	—	(10)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	1,002	—	1,002
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	1,092	—	1,092
3-month USD-LIBOR	1.948%	7/28/2022	20,000	239	—	239
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,280	—	2,280
2.75%	3-month USD-LIBOR	9/2/2022	280,000	2,020	—	2,020
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(511)	—	(511)
2.00965%	3-month USD-LIBOR	10/6/2022	49,000	(498)	—	(498)
1.9855%	3-month USD-LIBOR	10/17/2022	29,500	(331)	—	(331)
1.98%	3-month USD-LIBOR	10/17/2022	29,500	(339)	—	(339)
2.08613%	3-month USD-LIBOR	11/17/2022	38,300	(257)	—	(257)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(267)	—	(267)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(28)	—	(28)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 171

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	2.2455%	12/21/2022	$25,000	$(6)	$—	$(6)
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	92	—	92
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	321	—	321
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	148	—	148
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(998)	—	(998)
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	712	—	712
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,408	—	1,408
3-month USD-LIBOR	2.24%	12/5/2026	55,100	545	—	545
3-month USD-LIBOR	2.27%	12/5/2026	44,900	335	—	335
2.579%	3-month USD-LIBOR	3/14/2027	53,000	929	—	929
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(144)	—	(144)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	127	—	127
3-month USD-LIBOR	2.31613%	11/17/2027	19,800	124	—	124
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(2,240)	—	(2,240)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,418)	—	(2,418)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,252)	—	(7,252)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,160)	—	(2,160)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,262)	—	(2,262)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(404)	—	(404)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	75	—	75
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	18	—	18
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,030)	—	(1,030)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	24	—	24
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(422)	—	(422)
3-month USD-LIBOR	2.5015%	8/17/2047	4,600	33	—	33
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	24	—	24
3-month USD-LIBOR	2.436%	9/19/2047	10,500	230	—	230
2.53563%	3-month USD-LIBOR	10/3/2047	20,000	(4)	—	(4)
3-month USD-LIBOR	2.56315%	10/6/2047	11,000	(65)	—	(65)
3-month USD-LIBOR	2.495%	10/17/2047	6,300	56	—	56
3-month USD-LIBOR	2.4975%	10/17/2047	6,300	52	—	52
U.S. EFFR	2.166%	10/23/2047	10,000	(28)	—	(28)
U.S. EFFR	2.145%	11/9/2047	15,400	29	—	29
U.S. EFFR	2.153%	11/10/2047	15,300	1	—	1
U.S. EFFR	2.155%	11/10/2047	8,640	(3)	—	(3)
U.S. EFFR	2.17%	11/13/2047	15,660	(57)	—	(57)
2.5735%	3-month USD-LIBOR	12/21/2047	5,400	45	—	45
3-month USD-LIBOR	2.57553%	12/29/2047	13,000	(115)	—	(115)
					$—	$(8,428)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
1	A portion of this security was pledged as collateral. The total value of pledged collateral was $61,762,000, which represented 1.99% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Purchased on a TBA basis.
5	Coupon rate may change periodically.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $339,563,000, which represented 10.94% of the net assets of the fund.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 171

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 171

Managed Risk Growth Fund
Investment portfolio
December 31, 2017
Growth funds 80.05%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,960,791	$230,498
Total growth funds (cost: $200,842,000)		230,498
Fixed income funds 15.11%
American Funds Insurance Series – Bond Fund, Class 1	4,022,202	43,520
Total fixed income funds (cost: $44,022,000)		43,520
Short-term securities 4.89%
Government Cash Management Fund	14,078,452	14,078
Total short-term securities (cost: $14,078,000)		14,078
Total investment securities 100.05% (cost: $258,942,000)		288,096
Other assets less liabilities (0.05)%		(137)
Net assets 100.00%		$287,959
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount1 (000)	Value at 12/31/20172 (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	130	March 2018	$13,000	$15,101	$(38)

1	Notional amount is calculated based on the number of contracts and notional contract size.
2	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 166 of 171

Managed Risk International Fund
Investment portfolio
December 31, 2017
Growth funds 80.15%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,479,657	$118,964
Total growth funds (cost: $99,690,000)		118,964
Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	22,323
Total fixed income funds (cost: $22,581,000)		22,323
Short-term securities 4.85%
Government Cash Management Fund	7,200,311	7,200
Total short-term securities (cost: $7,200,000)		7,200
Total investment securities 100.04% (cost: $129,471,000)		148,487
Other assets less liabilities (0.04)%		(64)
Net assets 100.00%		$148,423
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount1 (000)	Value at 12/31/20172 (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	66	March 2018	$6,600	$7,667	$(19)

1	Notional amount is calculated based on the number of contracts and notional contract size.
2	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 167 of 171

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2017
Growth-and-income funds 80.32%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	$294,702
Total growth-and-income funds (cost: $263,402,000)		294,702
Fixed income funds 14.92%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	54,729
Total fixed income funds (cost: $55,397,000)		54,729
Short-term securities 4.82%
Government Cash Management Fund	17,696,252	17,696
Total short-term securities (cost: $17,696,000)		17,696
Total investment securities 100.06% (cost: $336,495,000)		367,127
Other assets less liabilities (0.06)%		(224)
Net assets 100.00%		$366,903
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount1 (000)	Value at 12/31/20172 (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	167	March 2018	$16,700	$19,399	$(49)

1	Notional amount is calculated based on the number of contracts and notional contract size.
2	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 168 of 171

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2017
Growth-and-income funds 80.07%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	$167,322
Total growth-and-income funds (cost: $153,163,000)		167,322
Fixed income funds 15.10%
American Funds Insurance Series – Bond Fund, Class 1	2,916,097	31,552
Total fixed income funds (cost: $31,921,000)		31,552
Short-term securities 4.88%
Government Cash Management Fund	10,195,681	10,196
Total short-term securities (cost: $10,196,000)		10,196
Total investment securities 100.05% (cost: $195,280,000)		209,070
Other assets less liabilities (0.05)%		(102)
Net assets 100.00%		$208,968
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount1 (000)	Value at 12/31/20172 (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$11,036	$(28)

1	Notional amount is calculated based on the number of contracts and notional contract size.
2	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 169 of 171

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2017
Asset allocation funds 95.19%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	$4,240,142
Total asset allocation funds (cost: $3,901,495,000)		4,240,142
Short-term securities 4.87%
Government Cash Management Fund	217,109,926	217,110
Total short-term securities (cost: $217,110,000)		217,110
Total investment securities 100.06% (cost: $4,118,605,000)		4,457,252
Other assets less liabilities (0.06)%		(2,842)
Net assets 100.00%		$4,454,410
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount1 (000)	Value at 12/31/20172 (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	2,033	March 2018	$203,300	$236,162	$(592)

1	Notional amount is calculated based on the number of contracts and notional contract size.
2	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 170 of 171

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
INGEFPX-998-0218O-S60687	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 171 of 171

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund (seventeen of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the "Funds") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Los Angeles, California

February 9, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Global Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 96.68%	Shares	Value (000)
Information technology 32.07%
ASML Holding NV1	648,442	$112,497
ASML Holding NV (New York registered)	643,900	111,923
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	26,955,000	207,124
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	13,283
Alphabet Inc., Class A2	130,000	136,942
Alphabet Inc., Class C2	71,052	74,349
Nintendo Co., Ltd.[1]	492,400	179,259
Facebook, Inc., Class A2	898,500	158,549
Microsoft Corp.	1,355,900	115,984
Alibaba Group Holding Ltd. (ADR)[2]	671,050	115,709
Visa Inc., Class A	998,800	113,883
Broadcom Ltd.	373,700	96,003
Tencent Holdings Ltd.[1]	1,800,000	93,051
Samsung Electronics Co., Ltd.[1]	15,740	37,396
Samsung Electronics Co., Ltd., nonvoting preferred[1]	15,845	30,888
AAC Technologies Holdings Inc.[1]	3,806,540	67,697
Just Eat PLC[1,2]	5,292,000	55,515
Murata Manufacturing Co., Ltd.[1]	409,000	54,665
Intel Corp.	1,000,000	46,160
TEMENOS Group AG (Switzerland)[1]	318,000	40,696
Other securities		137,838
		1,999,411

Consumer discretionary 18.17%
Amazon.com, Inc.[2]	291,900	341,368
Priceline Group Inc.[2]	39,000	67,772
Home Depot, Inc.	350,000	66,335
Peugeot SA1	3,180,000	64,597
Industria de Diseño Textil, SA1	1,723,000	59,929
Naspers Ltd., Class N1	190,820	53,168
McDonald’s Corp.	293,000	50,431
NIKE, Inc., Class B	671,000	41,971
Other securities		387,314
		1,132,885

Health care 11.96%
Regeneron Pharmaceuticals, Inc.[2]	214,000	80,455
UnitedHealth Group Inc.	324,200	71,473
Express Scripts Holding Co.[2]	768,500	57,361
Bayer AG1	421,600	52,436
Straumann Holding AG1	67,500	47,644
AstraZeneca PLC[1]	652,300	44,763
Sartorius AG, non-registered shares, nonvoting preferred[1]	444,000	42,371
Eurofins Scientific SE, non-registered shares[1]	68,145	41,492
Boston Scientific Corp.[2]	1,638,200	40,611
Mettler-Toledo International Inc.[2]	65,000	40,269
Other securities		227,014
		745,889

Financials 10.44%
AIA Group Ltd.[1]	15,004,900	127,967
JPMorgan Chase & Co.	853,600	91,284
Kotak Mahindra Bank Ltd.[1]	3,471,000	54,891
Prudential PLC[1]	1,906,884	49,026
Société Générale[1]	923,000	47,588
MarketAxess Holdings Inc.	188,000	37,929
Other securities		242,198
		650,883

46	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 7.46%
British American Tobacco PLC[1]	2,002,000	$135,116
Nestlé SA1	739,650	63,560
Altria Group, Inc.	770,000	54,986
Other securities		211,752
		465,414

Industrials 6.17%
Airbus SE, non-registered shares[1]	1,109,500	110,180
KONE Oyj, Class B1	880,000	47,222
Caterpillar Inc.	287,000	45,226
Other securities		181,998
		384,626

Materials 2.24%
Sherwin-Williams Co.	116,000	47,565
Other securities		92,334
		139,899

Telecommunication services 1.12%
SoftBank Group Corp.[1]	776,000	61,307
Other securities		8,238
		69,545

Other 2.09%
Other securities		130,519

Miscellaneous 4.96%
Other common stocks in initial period of acquisition		309,116

Total common stocks (cost: $3,842,087,000)		6,028,187

Bonds, notes & other debt instruments 0.03%	Principal amount (000)
U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		1,998

Total bonds, notes & other debt instruments (cost: $1,998,000)		1,998

Short-term securities 3.57%
Federal Home Loan Bank 1.14%–1.31% due 1/17/2018–3/28/2018	$97,500	97,371
Prudential Funding, LLC 1.35% due 1/12/2018	39,500	39,478
Other securities		85,475

Total short-term securities (cost: $222,335,000)		222,324
Total investment securities 100.28% (cost: $4,066,420,000)		6,252,509
Other assets less liabilities (0.28)%		(17,433)

Net assets 100.00%		$6,235,076

American Funds Insurance Series	47

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $80,835,000, which represented 1.30% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD5,180	JPY581,294	Bank of America, N.A.	1/22/2018	$15

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $3,140,563,000, which represented 50.37% of the net assets of the fund. This amount includes $3,130,602,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

See Notes to Financial Statements

48	American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2017

Common stocks 93.34%	Shares	Value (000)
Consumer discretionary 20.64%
Hilton Grand Vacations Inc.[1]	1,219,200	$51,145
Melco International Development Ltd.[2]	17,379,000	50,976
GVC Holdings PLC[2]	4,048,748	50,555
Five Below, Inc.[1]	684,000	45,363
Cedar Fair, LP	531,000	34,510
Domino’s Pizza, Inc.	181,100	34,221
Entertainment One Ltd.[2]	7,563,697	33,123
Hostelworld Group PLC[2,3]	6,212,000	32,175
Tele Columbus AG1,2	2,743,000	30,384
Caesars Entertainment Corp.[1]	2,375,836	30,054
Ladbrokes Coral Group PLC[2]	11,120,100	27,199
Ted Baker PLC[2]	686,500	25,026
Other securities		445,813
		890,544

Health care 16.56%
GW Pharmaceuticals PLC (ADR)[1]	746,460	98,540
Insulet Corp.[1]	1,145,900	79,067
Illumina, Inc.[1]	230,200	50,296
Integra LifeSciences Holdings Corp.[1]	1,025,423	49,077
Bluebird Bio, Inc.[1]	267,765	47,689
iRhythm Technologies, Inc.[1]	807,980	45,287
China Biologic Products Holdings, Inc.[1]	503,000	39,621
athenahealth, Inc.[1]	236,000	31,397
WuXi Biologics (Cayman) Inc.[1,2]	4,926,300	27,591
Other securities		245,806
		714,371

Information technology 16.55%
Qorvo, Inc.[1]	1,118,753	74,509
WIN Semiconductors Corp.[2]	6,538,400	61,796
Mellanox Technologies, Ltd.[1]	653,000	42,249
Topcon Corp.[2]	1,707,510	36,888
Paycom Software, Inc.[1]	428,885	34,452
AAC Technologies Holdings Inc.[2]	1,786,561	31,773
VTech Holdings Ltd.[2]	2,189,000	28,687
ZPG PLC[2]	6,260,620	27,928
Hamamatsu Photonics KK2	785,753	26,323
Other securities		349,647
		714,252

Industrials 10.33%
International Container Terminal Services, Inc.[2]	20,180,000	42,610
Nabtesco Corp.[2]	728,500	27,943
Welbilt Inc.[1]	1,050,000	24,685
Other securities		350,602
		445,840

Financials 9.38%
Kotak Mahindra Bank Ltd.[2]	3,282,732	51,914
Essent Group Ltd.[1]	1,058,841	45,975
Texas Capital Bancshares, Inc.[1]	496,623	44,150
Webster Financial Corp.	553,000	31,056
Other securities		231,813
		404,908

Materials 4.09%
Lundin Mining Corp.	6,172,000	41,048
Other securities		135,256
		176,304

American Funds Insurance Series	49

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.40%
COSMOS Pharmaceutical Corp.[2]	148,500	$31,014
Varun Beverages Ltd.[2]	2,504,974	25,528
Other securities		90,249
		146,791

Energy 2.77%
Whitecap Resources Inc.	3,404,880	24,243
Whitecap Resources Inc.[2,4]	270,000	1,865
SM Energy Co.	1,111,000	24,531
Other securities		68,876
		119,515

Real estate 2.56%
WHA Corp. PCL[2]	372,370,250	45,697
MGM Growth Properties LLC REIT, Class A	1,323,600	38,583
Other securities		26,059
		110,339

Utilities 1.74%
ENN Energy Holdings Ltd.[2]	4,991,400	35,414
Other securities		39,704
		75,118

Telecommunication services 0.43%
Other securities		18,660

Miscellaneous 4.89%
Other common stocks in initial period of acquisition		210,986

Total common stocks (cost: $3,076,327,000)		4,027,628

Rights & warrants 0.01%
Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[1]	1,075,182	376

Total rights & warrants (cost: $0)		376

Convertible bonds 0.20%	Principal amount (000)
Consumer discretionary 0.20%
Other securities		8,667

Total convertible bonds (cost: $8,541,000)		8,667

Bonds, notes & other debt instruments 0.09%
U.S. Treasury bonds & notes 0.09%
U.S. Treasury 0.09%
U.S. Treasury 0.875% 2018[5]	$4,125	4,110

Total bonds, notes & other debt instruments (cost: $4,110,000)		4,110

50	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 6.36%	Principal amount (000)	Value (000)
Bank of Montreal 1.70% due 3/15/2018	$50,000	$50,004
Federal Home Loan Bank 1.05%–1.21% due 1/2/2018–1/16/2018	75,100	75,078
Mizuho Bank, Ltd. 1.37%–1.38% due 1/19/2018–1/22/2018[4]	49,000	48,953
U.S. Treasury Bills 1.41%–1.50% due 5/31/2018–6/28/2018	101,100	100,436

Total short-term securities (cost: $274,490,000)		274,471
Total investment securities 100.00% (cost: $3,363,468,000)		4,315,252
Other assets less liabilities (0.00)%		(214)

Net assets 100.00%		$4,315,038

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $10,408,000, an aggregate cost of $8,280,000, and which represented .24% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD45,066	GBP34,000	HSBC Bank	1/22/2018	$ (878)
USD15,775	JPY1,765,175	JPMorgan Chase	1/23/2018	89
USD16,375	GBP12,190	Citibank	2/23/2018	(113)
USD10,114	INR663,163	Citibank	2/26/2018	(201)
				$(1,103)

American Funds Insurance Series	51

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 0.75%
Consumer discretionary 0.75%
Hostelworld Group PLC[2]	—	6,212,000	—	6,212,000	$—	$6,656	$1,346	$32,175
Materials 0.00%
Time Technoplast Ltd.[6]	11,888,000	—	11,888,000	—	5,933	107	—	—
Indochine Mining Ltd.[1,2,6]	182,998	—	182,998	—	(8,032)	8,032	—	—
								—
Energy 0.00%
Victoria Oil & Gas PLC[1,2,6]	6,966,560	—	6,966,560	—	(1,438)	3,759	—	—
Total 0.75%					$(3,537)	$18,554	$1,346	$32,175

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,969,093,000, which represented 45.63% of the net assets of the fund. This amount includes $1,942,046,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $66,572,000, which represented 1.54% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $677,000, which represented .02% of the net assets of the fund.
[6]	Unaffiliated issuer at 12/31/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars

See Notes to Financial Statements

52	American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 93.87%	Shares	Value (000)
Information technology 31.06%
Facebook, Inc., Class A1	8,340,500	$1,471,765
Microsoft Corp.	11,676,000	998,765
Alphabet Inc., Class C1	613,000	641,443
Alphabet Inc., Class A1	271,500	285,998
Broadcom Ltd.	2,838,300	729,159
ASML Holding NV (New York registered)	2,382,000	414,039
ASML Holding NV2	1,199,568	208,111
Apple Inc.	3,224,000	545,598
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	41,360,000	317,813
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	117,974
Visa Inc., Class A	2,955,000	336,929
Intel Corp.	4,790,000	221,106
ServiceNow, Inc.[1]	1,583,263	206,442
Paycom Software, Inc.[1]	1,855,600	149,060
Other securities		1,116,674
		7,760,876

Consumer discretionary 19.34%
Amazon.com, Inc.[1]	1,364,416	1,595,644
Netflix, Inc.[1]	2,546,000	488,730
Tesla, Inc.[1]	1,506,200	468,955
Home Depot, Inc.	2,300,000	435,919
Comcast Corp., Class A	7,525,000	301,376
NIKE, Inc., Class B	4,255,000	266,150
Ulta Beauty, Inc.[1]	1,120,000	250,499
Charter Communications, Inc., Class A1	698,680	234,729
Priceline Group Inc.[1]	131,531	228,567
Starbucks Corp.	2,895,000	166,260
Other securities		395,829
		4,832,658

Health care 13.05%
UnitedHealth Group Inc.	3,517,500	775,468
Intuitive Surgical, Inc.[1]	940,500	343,226
Humana Inc.	993,200	246,383
Hologic, Inc.[1]	5,413,398	231,423
Regeneron Pharmaceuticals, Inc.[1]	609,500	229,148
Centene Corp.[1]	2,243,000	226,274
Thermo Fisher Scientific Inc.	995,000	188,931
Aetna Inc.	1,024,600	184,828
Boston Scientific Corp.[1]	7,255,000	179,851
Illumina, Inc.[1]	775,000	169,330
Other securities		484,614
		3,259,476

Financials 9.34%
Wells Fargo & Co.	7,150,000	433,790
Goldman Sachs Group, Inc.	922,400	234,991
JPMorgan Chase & Co.	1,947,000	208,212
PNC Financial Services Group, Inc.	1,083,600	156,353
BlackRock, Inc.	289,000	148,462
Legal & General Group PLC[2]	40,158,246	147,823
Other securities		1,004,043
		2,333,674

American Funds Insurance Series	53

Growth Fund

Common stocks (continued)	Shares	Value (000)
Energy 7.37%
Concho Resources Inc.[1]	1,870,000	$280,911
EOG Resources, Inc.	2,402,400	259,243
Suncor Energy Inc.	4,588,116	168,450
Noble Energy, Inc.	5,663,000	165,020
Chevron Corp.	1,200,000	150,228
Other securities		818,012
		1,841,864

Industrials 6.62%
Boeing Co.	1,035,000	305,232
MTU Aero Engines AG2	941,034	168,310
Other securities		1,180,463
		1,654,005

Consumer staples 2.26%
Constellation Brands, Inc., Class A	815,000	186,285
Kerry Group PLC, Class A2	1,300,000	145,792
Other securities		231,411
		563,488

Other 2.30%
Other securities		574,854

Miscellaneous 2.53%
Other common stocks in initial period of acquisition		632,462

Total common stocks (cost: $13,998,793,000)		23,453,357

Convertible stocks 0.04%
Consumer discretionary 0.04%
Other securities		9,173

Total convertible stocks (cost: $10,650,000)		9,173

Short-term securities 6.31%	Principal amount (000)
Federal Home Loan Bank 1.10%–1.30% due 1/12/2018–2/28/2018	$477,100	476,535
Procter & Gamble Co. 1.20%–1.30% due 1/2/2018–2/13/2018[3]	196,000	195,793
U.S. Treasury Bills 1.17%–1.56% due 2/1/2018–11/8/2018	253,200	252,016
Other securities		652,388

Total short-term securities (cost: $1,576,948,000)		1,576,732
Total investment securities 100.22% (cost: $15,586,391,000)		25,039,262
Other assets less liabilities (0.22)%		(53,804)

Net assets 100.00%		$24,985,458

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $9,173,000, an aggregate cost of $10,650,000, and which represented .04% of the net assets of the fund) was acquired on 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

54	American Funds Insurance Series

Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,648,959,000, which represented 6.60% of the net assets of the fund. This amount includes $1,614,318,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $720,144,000, which represented 2.88% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	55

International Fund

Summary investment portfolio December 31, 2017

Common stocks 90.84%	Shares	Value (000)
Financials 17.81%
AIA Group Ltd.[1]	40,078,700	$341,804
HDFC Bank Ltd.[1]	8,416,569	248,893
HDFC Bank Ltd. (ADR)	130,800	13,298
Prudential PLC[1]	5,142,265	132,208
UniCredit SpA[1,2]	6,989,092	130,202
Kotak Mahindra Bank Ltd.[1]	6,186,048	97,828
Barclays PLC[1]	34,317,708	93,571
Credit Suisse Group AG1	4,798,789	85,420
BNP Paribas SA1	1,002,776	74,781
Sberbank of Russia PJSC (ADR)[1]	4,290,850	72,627
Axis Bank Ltd.[1,3,4]	8,530,055	68,289
Other securities		379,123
		1,738,044

Information technology 12.06%
Samsung Electronics Co., Ltd.[1]	128,338	304,909
Tencent Holdings Ltd.[1]	4,644,687	240,107
Alibaba Group Holding Ltd. (ADR)[2]	1,361,800	234,815
ASML Holding NV1	628,834	109,095
Other securities		287,922
		1,176,848

Consumer discretionary 11.34%
Galaxy Entertainment Group Ltd.[1]	16,681,000	133,389
Techtronic Industries Co. Ltd.[1]	15,689,500	102,262
Kering SA1	208,638	98,357
Hyundai Motor Co.[1]	672,100	97,915
Naspers Ltd., Class N1	334,100	93,090
Altice NV, Class A1,2	7,541,269	78,890
Other securities		503,026
		1,106,929

Health care 9.80%
Novartis AG1	1,967,000	166,294
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	75,819
Grifols, SA, Class A, non-registered shares[1]	881,000	25,761
Grifols, SA, Class B (ADR)	793,690	18,191
Takeda Pharmaceutical Co. Ltd.[1]	1,704,000	96,475
Sysmex Corp.[1]	1,055,000	83,074
Fresenius SE & Co. KGaA[1]	1,040,000	80,975
Teva Pharmaceutical Industries Ltd. (ADR)	4,217,300	79,918
Other securities		329,344
		955,851

Industrials 9.17%
Airbus SE, non-registered shares[1]	2,926,849	290,653
Komatsu Ltd.[1]	3,339,000	120,950
Rolls-Royce Holdings PLC[1,2]	10,478,900	119,259
Nidec Corp.[1]	503,200	70,636
Other securities		292,827
		894,325

Consumer staples 8.15%
Pernod Ricard SA1	717,437	113,564
Nestlé SA1	1,317,700	113,233
AMOREPACIFIC Corp.[1]	349,892	99,376
British American Tobacco PLC[1]	1,401,000	94,554
Associated British Foods PLC[1]	2,250,488	85,555
Treasury Wine Estates Ltd.[1]	6,529,100	81,210
Other securities		207,476
		794,968

56	American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)
Materials 5.72%
Asahi Kasei Corp.[1]	7,293,000	$93,949
Nitto Denko Corp.[1]	893,000	79,374
First Quantum Minerals Ltd.	5,407,000	75,750
Vale SA, ordinary nominative (ADR)	6,023,339	73,665
Vale SA, ordinary nominative	102,481	1,244
Other securities		233,697
		557,679

Utilities 5.28%
Power Grid Corp. of India Ltd.[1]	33,878,213	106,142
Ørsted AS1	1,580,324	86,097
ENN Energy Holdings Ltd.[1]	10,716,000	76,029
Other securities		247,089
		515,357

Energy 4.71%
Royal Dutch Shell PLC, Class B1	3,359,624	113,310
Royal Dutch Shell PLC, Class A1	2,219,608	74,305
Other securities		272,062
		459,677

Telecommunication services 2.50%
Nippon Telegraph and Telephone Corp.[1]	2,323,000	109,310
SoftBank Group Corp.[1]	911,900	72,043
Other securities		62,916
		244,269

Real estate 1.95%
CK Asset Holdings Ltd.[1]	12,918,528	112,920
Other securities		77,784
		190,704

Miscellaneous 2.35%
Other common stocks in initial period of acquisition		229,314

Total common stocks (cost: $6,662,362,000)		8,863,965

Rights & warrants 0.07%
Miscellaneous 0.07%
Other rights & warrants in initial period of acquisition		6,390

Total rights & warrants (cost: $5,434,000)		6,390

Bonds, notes & other debt instruments 0.73%	Principal amount (000)
Corporate bonds & notes 0.40%
Materials 0.39%
First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[4]	$29,445	30,965
Other securities		7,014
		37,979

Energy 0.01%
Other securities		991

Total corporate bonds & notes		38,970

U.S. Treasury bonds & notes 0.20%
U.S. Treasury 0.20%
Other securities		19,983

American Funds Insurance Series	57

International Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Other securities		$12,485

Total bonds, notes & other debt instruments (cost: $60,483,000)		71,438

Short-term securities 8.34%
BNP Paribas Finance Inc. 1.72% due 2/22/2018[4]	$50,000	49,875
Federal Home Loan Bank 1.19%–1.29% due 1/9/2018–2/9/2018	170,000	169,813
Toronto-Dominion Bank 1.45% due 3/16/2018[4]	71,200	70,941
Other securities		523,191

Total short-term securities (cost: $813,936,000)		813,820
Total investment securities 99.98% (cost: $7,542,215,000)		9,755,613
Other assets less liabilities 0.02%		2,209

Net assets 100.00%		$9,757,822

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD26,911	INR1,744,071	Bank of America, N.A.	1/16/2018	$(355)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,999,131,000, which represented 81.98% of the net assets of the fund. This amount includes $7,669,394,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $604,006,000, which represented 6.19% of the net assets of the fund.

				Percent
Private placement	Acquisition	Cost	Value	of net
security	dates	(000)	(000)	assets
Axis Bank Ltd.	11/14/2017-12/18/2017	$60,701	$68,289.70%

Key to abbreviations and symbol

ADR = American Depositary Receipts
INR = Indian rupees
USD/$ = U.S. dollars

See Notes to Financial Statements

58	American Funds Insurance Series

New World Fund

Summary investment portfolio December 31, 2017

Common stocks 91.02%	Shares	Value (000)
Information technology 25.59%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,887,000	$75,972
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	27,755
United Microelectronics Corp.[1]	207,154,634	98,512
Alphabet Inc., Class C2	73,700	77,120
Alphabet Inc., Class A2	16,900	17,802
Murata Manufacturing Co., Ltd.[1]	584,000	78,054
Baidu, Inc., Class A (ADR)[2]	332,600	77,898
Samsung Electronics Co., Ltd.[1]	18,500	43,953
Samsung Electronics Co., Ltd., nonvoting preferred[1]	7,750	15,108
Intel Corp.	1,279,460	59,060
Alibaba Group Holding Ltd. (ADR)[2]	336,537	58,029
Broadcom Ltd.	159,750	41,040
Microsoft Corp.	369,000	31,564
Renesas Electronics Corp.[1,2]	2,461,800	28,496
AAC Technologies Holdings Inc.[1]	1,316,563	23,415
TravelSky Technology Ltd., Class H1	7,580,456	22,717
Other securities		127,658
		904,153

Financials 11.18%
HDFC Bank Ltd.[1]	1,964,100	58,082
HDFC Bank Ltd. (ADR)	208,400	21,188
Grupo Financiero Galicia SA, Class B (ADR)	1,123,355	73,973
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	54,447
AIA Group Ltd.[1]	4,611,600	39,329
Sberbank of Russia PJSC (ADR)[1]	1,150,000	19,465
Sberbank of Russia PJSC (ADR)	682,500	11,623
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	22,133
Other securities		94,647
		394,887

Consumer discretionary 9.02%
Maruti Suzuki India Ltd.[1]	244,640	37,232
Kroton Educacional SA, ordinary nominative	6,457,000	35,817
Sony Corp.[1]	700,000	31,443
Naspers Ltd., Class N1	111,519	31,073
MakeMyTrip Ltd., non-registered shares[2]	871,500	26,014
Other securities		157,138
		318,717

Energy 8.62%
Reliance Industries Ltd.[1]	13,230,790	190,875
Royal Dutch Shell PLC, Class B1	1,050,000	35,413
Royal Dutch Shell PLC, Class A1	21,628	724
Other securities		77,508
		304,520

Consumer staples 8.07%
British American Tobacco PLC[1]	1,494,000	100,831
CP ALL PCL[1]	17,121,500	40,421
Nestlé SA1	312,196	26,828
Lenta Ltd. (GDR)[1,2]	4,126,200	24,008
Lenta Ltd. (GDR)[1,2,3]	244,500	1,423
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	2,250,000	18,584
Other securities		73,058
		285,153

American Funds Insurance Series	59

New World Fund

Common stocks (continued)	Shares	Value (000)
Materials 7.77%
Randgold Resources Ltd.[1]	529,600	$52,539
Vale SA, ordinary nominative	4,093,786	49,687
First Quantum Minerals Ltd.	2,580,100	36,146
En+ Group PLC (GDR)[1,3]	1,886,800	26,038
Glencore PLC[1]	4,840,000	25,465
Klabin SA, units	4,219,400	22,387
Other securities		62,187
		274,449

Industrials 6.22%
Airbus SE, non-registered shares[1]	612,229	60,798
Eicher Motors Ltd.[1]	118,200	56,103
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	23,951
Other securities		78,759
		219,611

Health care 4.44%
Hypermarcas SA, ordinary nominative	4,168,700	45,242
CSL Ltd.[1]	268,500	29,552
Other securities		82,021
		156,815

Telecommunication services 2.49%
SoftBank Group Corp.[1]	738,000	58,304
Other securities		29,559
		87,863

Utilities 1.88%
Infraestructura Energética Nova, SAB de CV	6,831,495	33,510
Other securities		32,956
		66,466
Real estate 1.08%
American Tower Corp. REIT	236,800	33,784
Other securities		4,281
		38,065

Miscellaneous 4.66%
Other common stocks in initial period of acquisition		164,831

Total common stocks (cost: $2,398,030,000)		3,215,530

Preferred securities 0.04%
Miscellaneous 0.04%
Meituan Corp., Series C, 8.00% noncumulative[1,2,4]	239,754	1,340

Total preferred securities (cost: $1,340,000)		1,340

Rights & warrants 1.78%
Consumer staples 1.58%
Hypermarcas SA, ordinary nominative[1,3]	5,330,000	44,024
Other securities		11,891
		55,915

Consumer discretionary 0.20%
Other securities		6,895

Total rights & warrants (cost: $40,814,000)		62,810

60	American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments 2.75%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.27%
Other securities		$80,078

Corporate bonds & notes 0.45%
Materials 0.01%
Vale SA 6.25% 2026	$405	470

Other 0.44%
Other securities		15,552

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		999

Total bonds, notes & other debt instruments (cost: $93,990,000)		97,099

Short-term securities 4.85%
Bank of Montreal 1.70% due 3/15/2018	25,000	25,002
Federal Home Loan Bank 1.25%–1.31% due 2/5/2018–3/28/2018	76,900	76,758
Liberty Street Funding Corp. 1.78% due 3/21/2018[3]	25,000	24,901
Other securities		44,711

Total short-term securities (cost: $171,305,000)		171,372
Total investment securities 100.44% (cost: $2,705,479,000)		3,548,151
Other assets less liabilities (0.44)%		(15,438)

Net assets 100.00%		$3,532,713

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	61

New World Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD116	MXN2,100	JPMorgan Chase	1/4/2018	$ 9
USD910	BRL3,000	JPMorgan Chase	1/5/2018	6
USD4,477	INR289,525	JPMorgan Chase	1/5/2018	(55)
USD1,426	BRL4,600	JPMorgan Chase	1/11/2018	42
USD514	BRL1,700	JPMorgan Chase	1/16/2018	3
USD687	INR44,350	Citibank	1/16/2018	(7)
USD1,224	ZAR16,605	Goldman Sachs	1/17/2018	(115)
USD314	EUR265	HSBC Bank	1/18/2018	(4)
USD450	TRY1,775	Bank of America, N.A.	1/18/2018	(15)
USD1,452	ZAR19,250	Barclays Bank PLC	1/24/2018	(97)
USD1,369	JPY153,000	Bank of America, N.A.	2/15/2018	8
USD562	JPY63,000	UBS AG	2/23/2018	1
USD633	EUR530	HSBC Bank	2/23/2018	(5)
USD1,807	INR120,000	Citibank	3/26/2018	(52)
USD151	EUR125	Bank of America, N.A.	12/13/2018	(2)
USD1,828	EUR1,520	Bank of America, N.A.	12/13/2018	(40)
				$(323)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,022,785,000, which represented 57.26% of the net assets of the fund. This amount includes $1,899,212,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $160,176,000, which represented 4.53% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
EUR = Euros
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2017

Common stocks 96.25%	Shares	Value (000)
Health care 19.17%
AbbVie Inc.	6,761,500	$653,905
Amgen Inc.	2,366,500	411,534
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	205,300
Abbott Laboratories	2,945,000	168,071
Gilead Sciences, Inc.	1,808,012	129,526
Medtronic PLC	900,000	72,675
Bristol-Myers Squibb Co.	1,125,000	68,940
Other securities		87,621
		1,797,572

Financials 13.44%
JPMorgan Chase & Co.	3,884,900	415,451
Wells Fargo & Co.	6,013,000	364,809
Prudential Financial, Inc.	2,649,000	304,582
American International Group, Inc.	1,506,300	89,745
Other securities		85,952
		1,260,539

Information technology 11.95%
Intel Corp.	8,432,200	389,230
Texas Instruments Inc.	2,630,000	274,677
Microsoft Corp.	2,184,000	186,819
Apple Inc.	694,180	117,476
Western Union Co.	5,375,000	102,179
Other securities		50,629
		1,121,010

Industrials 11.36%
CSX Corp.	4,616,500	253,954
General Electric Co.	10,209,000	178,147
General Dynamics Corp.	861,000	175,170
Illinois Tool Works Inc.	650,000	108,453
Union Pacific Corp.	750,000	100,575
Boeing Co.	329,000	97,025
Rockwell Automation	450,000	88,358
United Technologies Corp.	500,000	63,785
		1,065,467

Consumer staples 10.68%
Altria Group, Inc.	2,754,000	196,663
Kimberly-Clark Corp.	1,395,800	168,417
Kellogg Co.	2,152,800	146,347
Philip Morris International Inc.	1,250,000	132,063
Mondelez International, Inc.	1,580,000	67,624
Kraft Heinz Co.	776,666	60,394
Other securities		229,727
		1,001,235

Telecommunication services 8.47%
Verizon Communications Inc.	9,609,171	508,614
AT&T Inc.	4,181,000	162,557
CenturyLink, Inc.	7,398,800	123,412
		794,583

Energy 7.82%
Canadian Natural Resources, Ltd.	6,284,000	224,464
Exxon Mobil Corp.	2,054,000	171,797
EOG Resources, Inc.	1,555,000	167,800
Halliburton Co.	2,419,700	118,251
Other securities		51,217
		733,529

American Funds Insurance Series	63

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 5.55%
Twenty-First Century Fox, Inc., Class A	3,955,900	$136,597
Marriott International, Inc., Class A	671,000	91,075
McDonald’s Corp.	500,000	86,060
General Motors Co.	2,000,000	81,980
Viacom Inc., Class B	2,112,850	65,097
Royal Caribbean Cruises Ltd.	500,000	59,640
		520,449

Materials 2.77%
Freeport-McMoRan Inc.[1]	6,163,000	116,851
Other securities		142,876
		259,727

Other 1.19%
Other securities		112,331

Miscellaneous 3.85%
Other common stocks in initial period of acquisition		361,132

Total common stocks (cost: $6,732,682,000)		9,027,574

Short-term securities 3.72%	Principal amount (000)
Cisco Systems, Inc. 1.23%–1.60% due 1/10/2018–3/6/2018[2]	$104,400	104,238
Federal Home Loan Bank 1.09%–1.24% due 1/10/2018–1/26/2018	75,800	75,772
General Electric Co. 1.42% due 1/2/2018	21,200	21,197
Microsoft Corp. 1.41% due 2/14/2018[2]	25,300	25,252
Other securities		122,735

Total short-term securities (cost: $349,269,000)		349,194
Total investment securities 99.97% (cost: $7,081,951,000)		9,376,768
Other assets less liabilities 0.03%		3,081

Net assets 100.00%		$9,379,849

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $166,417,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

64	American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2017

Common stocks 93.68%	Shares	Value (000)
Information technology 23.74%
Nintendo Co., Ltd.[1]	249,000	$90,649
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	9,226,800	70,899
Microsoft Corp.	807,000	69,031
Broadcom Ltd.	137,000	35,195
United Microelectronics Corp.[1]	68,320,000	32,489
AAC Technologies Holdings Inc.[1]	1,503,500	26,739
Murata Manufacturing Co., Ltd.[1]	190,000	25,395
Facebook, Inc., Class A2	120,000	21,175
Apple Inc.	118,000	19,969
TE Connectivity Ltd.	200,000	19,008
Alibaba Group Holding Ltd. (ADR)[2]	104,000	17,933
TEMENOS Group AG (Switzerland)[1]	128,000	16,381
Alphabet Inc., Class C2	9,000	9,418
Alphabet Inc., Class A2	6,000	6,320
MediaTek Inc.[1]	1,465,000	14,442
Other securities		24,047
		499,090

Financials 10.79%
Prudential PLC[1]	765,000	19,668
Wells Fargo & Co.	272,000	16,502
Blackstone Group LP	453,250	14,513
Other securities		176,199
		226,882

Industrials 10.63%
Airbus SE, non-registered shares[1]	503,000	49,951
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	30,114
Lockheed Martin Corp.	82,300	26,422
Boeing Co.	87,000	25,657
Deutsche Post AG1	523,000	24,845
Aeroflot - Russian Airlines PJSC[1]	6,632,000	15,914
Ryanair Holdings PLC (ADR)[2]	141,375	14,730
Other securities		35,956
		223,589

Consumer staples 8.80%
British American Tobacco PLC[1]	1,285,000	86,725
Nestlé SA1	558,700	48,010
Other securities		50,309
		185,044

Consumer discretionary 8.45%
Home Depot, Inc.	122,000	23,123
Vivendi SA1	715,200	19,232
Amazon.com, Inc.[2]	16,000	18,711
Sony Corp.[1]	375,000	16,845
Nitori Holdings Co., Ltd.[1]	105,000	14,972
Other securities		84,714
		177,597

Health care 7.15%
UnitedHealth Group Inc.	215,100	47,421
Centene Corp.[2]	212,000	21,387
Hypermarcas SA, ordinary nominative	1,662,000	18,037
Other securities		63,489
		150,334

American Funds Insurance Series	65

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 6.18%
Reliance Industries Ltd.[1]	2,915,148	$42,056
BP PLC[1]	4,570,206	32,231
Royal Dutch Shell PLC, Class B (ADR)	242,000	16,526
Royal Dutch Shell PLC, Class B1	325,000	10,961
Royal Dutch Shell PLC, Class A (ADR)	7,395	494
Coal India Ltd.[1]	4,310,000	17,756
Other securities		9,987
		130,011

Materials 5.87%
Century Aluminum Co.[2]	1,650,000	32,406
Randgold Resources Ltd.[1]	271,100	26,895
James Hardie Industries PLC (CDI)[1]	850,000	14,963
Other securities		49,157
		123,421

Real estate 3.48%
Gaming and Leisure Properties, Inc. REIT	604,000	22,348
MGM Growth Properties LLC REIT, Class A	676,200	19,711
Other securities		31,028
		73,087

Utilities 2.24%
Ørsted AS1	491,552	26,780
Other securities		20,311
		47,091

Telecommunication services 1.74%
Verizon Communications Inc.	415,000	21,966
Other securities		14,635
		36,601

Miscellaneous 4.61%
Other common stocks in initial period of acquisition		96,833

Total common stocks (cost: $1,460,247,000)		1,969,580

Convertible bonds 0.31%	Principal amount (000)
Miscellaneous 0.31%
Other convertible bonds in initial period of acquisition		6,622

Total convertible bonds (cost: $6,003,000)		6,622

Bonds, notes & other debt instruments 2.00%
Corporate bonds & notes 1.95%
Telecommunication services 1.67%
Sprint Corp. 7.25% 2021	$33,000	35,021

Health care 0.28%
Other securities		5,975

U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
Other securities		999

Total bonds, notes & other debt instruments (cost: $38,839,000)		41,995

66	American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 4.19%	Principal amount (000)	Value (000)
Caisse d’Amortissement de la Dette Sociale 1.35% due 1/4/2018[3]	$15,000	$14,997
Canadian Imperial Holdings Inc. 1.52% due 3/8/2018	25,000	24,926
Federal Home Loan Bank 1.28% due 2/5/2018	34,700	34,660
Other securities		13,546

Total short-term securities (cost: $88,134,000)		88,129
Total investment securities 100.18% (cost: $1,593,223,000)		2,106,326
Other assets less liabilities (0.18)%		(3,880)

Net assets 100.00%		$2,102,446

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,083,748,000, which represented 51.55% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,995,000, which represented .90% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series	67

Growth-Income Fund

Summary investment portfolio December 31, 2017

Common stocks 94.11%	Shares	Value (000)
Information technology 16.93%
Microsoft Corp.	8,905,427	$761,770
Alphabet Inc., Class A1	373,700	393,655
Alphabet Inc., Class C1	309,284	323,635
Texas Instruments Inc.	4,723,259	493,297
Broadcom Ltd.	1,715,390	440,684
Intel Corp.	9,418,000	434,735
Apple Inc.	1,793,300	303,480
Accenture PLC, Class A	1,654,500	253,287
QUALCOMM Inc.	3,519,175	225,298
Other securities		1,566,268
		5,196,109

Consumer discretionary 16.28%
Amazon.com, Inc.[1]	1,044,100	1,221,044
Netflix, Inc.[1]	3,533,077	678,209
Twenty-First Century Fox, Inc., Class A	8,541,000	294,921
Twenty-First Century Fox, Inc., Class B	595,000	20,301
Comcast Corp., Class A	6,346,200	254,165
Home Depot, Inc.	1,243,000	235,586
NIKE, Inc., Class B	2,954,200	184,785
Other securities		2,107,272
		4,996,283

Health care 14.86%
AbbVie Inc.	8,376,600	810,101
Amgen Inc.	2,761,983	480,309
UnitedHealth Group Inc.	1,513,596	333,687
Stryker Corp.	2,006,441	310,677
Gilead Sciences, Inc.	4,284,100	306,913
Express Scripts Holding Co.[1]	3,627,500	270,757
Humana Inc.	938,500	232,814
Abbott Laboratories	3,808,000	217,323
Merck & Co., Inc.	3,714,380	209,008
Illumina, Inc.[1]	867,550	189,551
Other securities		1,198,546
		4,559,686

Financials 10.94%
JPMorgan Chase & Co.	4,639,300	496,127
Wells Fargo & Co.	4,306,000	261,245
Bank of New York Mellon Corp.	4,599,400	247,724
Intercontinental Exchange, Inc.	2,541,065	179,298
Other securities		2,172,144
		3,356,538

Industrials 9.48%
CSX Corp.	5,387,000	296,339
BWX Technologies, Inc.	4,772,174	288,669
General Dynamics Corp.	1,342,100	273,050
Airbus SE, non-registered shares[2]	2,117,764	210,306
Textron Inc.	3,456,100	195,581
Union Pacific Corp.	1,404,933	188,402
General Electric Co.	10,538,000	183,888
Other securities		1,274,657
		2,910,892

68	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Consumer staples 7.51%
British American Tobacco PLC[2]	3,746,100	$252,826
British American Tobacco PLC (ADR)	494,440	33,122
Philip Morris International Inc.	2,702,430	285,512
Coca-Cola Co.	5,964,900	273,670
Other securities		1,459,289
		2,304,419

Energy 6.38%
TOTAL SA2	4,561,625	251,689
EOG Resources, Inc.	2,277,300	245,743
Chevron Corp.	1,646,900	206,175
Other securities		1,254,386
		1,957,993

Materials 4.46%
Celanese Corp., Series A	2,573,233	275,542
Vale SA, ordinary nominative (ADR)	17,367,884	212,409
Vale SA, ordinary nominative	4,147,848	50,343
DowDuPont Inc.	3,554,100	253,123
Freeport-McMoRan Inc.[1]	9,055,000	171,683
Other securities		405,702
		1,368,802

Telecommunication services 1.96%
Verizon Communications Inc.	10,912,400	577,593
Other securities		23,231
		600,824

Real estate 1.74%
Other securities		535,421

Utilities 0.82%
Sempra Energy	1,824,600	195,086
Other securities		56,171
		251,257

Mutual funds 0.18%
Other securities		55,129

Miscellaneous 2.57%
Other common stocks in initial period of acquisition		789,777

Total common stocks (cost: $20,214,067,000)		28,883,130

Convertible stocks 0.04%
Financials 0.02%
Other securities		5,450

Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		6,192

Total convertible stocks (cost: $11,900,000)		11,642

Convertible bonds 0.35%	Principal amount (000)
Other 0.35%
Other securities		107,354

Total convertible bonds (cost: $71,028,000)		107,354

American Funds Insurance Series	69

Growth-Income Fund

Bonds, notes & other debt instruments 0.18%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.18%
U.S. Treasury 0.18%
Other securities		$56,489

Total bonds, notes & other debt instruments (cost: $60,201,000)		56,489

Short-term securities 5.38%
Apple Inc. 1.50% due 2/20/2018[3]	$50,000	49,892
Chariot Funding, LLC 1.45%–1.50% due 3/14/2018–3/19/2018[3]	48,000	47,822
Coca-Cola Co. 1.26% due 1/31/2018[3]	50,000	49,932
Federal Home Loan Bank 1.12%–1.31% due 1/3/2018–3/2/2018	323,700	323,272
Freddie Mac 1.08%–1.28% due 1/26/2018–4/6/2018	223,948	223,415
Microsoft Corp. 1.30% due 1/23/2018[3]	59,300	59,241
Other securities		897,684

Total short-term securities (cost: $1,651,541,000)		1,651,258
Total investment securities 100.06% (cost: $22,008,737,000)		30,709,873
Other assets less liabilities (0.06)%		(17,511)

Net assets 100.00%		$30,692,362

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $5,450,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,958,273,000, which represented 9.64% of the net assets of the fund. This amount includes $2,749,134,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,049,318,000, which represented 3.42% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70	American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2017

Common stocks 90.99%	Shares	Value (000)
Financials 22.93%
HDFC Bank Ltd.[1]	1,228,800	$36,338
Banco Santander, SA1	4,488,061	29,430
Zurich Insurance Group AG1	92,200	28,041
KB Financial Group Inc.[1]	356,500	21,078
Intesa Sanpaolo SpA[1]	5,900,000	19,568
Sberbank of Russia PJSC (ADR)[1]	1,141,660	19,324
Prudential PLC[1]	738,000	18,974
St. James’s Place PLC[1]	1,048,000	17,323
UniCredit SpA[1,2]	914,400	17,035
AIA Group Ltd.[1]	1,833,000	15,632
Sumitomo Mitsui Financial Group, Inc.[1]	308,000	13,302
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	12,887
Sampo Oyj, Class A1	203,000	11,152
Lloyds Banking Group PLC[1]	11,968,000	10,959
Other securities		64,168
		335,211

Consumer staples 9.11%
British American Tobacco PLC[1]	437,600	29,534
Pernod Ricard SA1	128,650	20,364
Philip Morris International Inc.	153,475	16,215
Imperial Brands PLC[1]	316,016	13,505
Other securities		53,616
		133,234

Industrials 8.38%
Shanghai International Airport Co., Ltd., Class A1	5,134,562	35,457
Airbus SE, non-registered shares[1]	253,960	25,220
ASSA ABLOY AB, Class B1	681,100	14,133
Other securities		47,672
		122,482

Utilities 8.02%
Ørsted AS1	497,000	27,077
EDP - Energias de Portugal, SA1	6,947,820	24,049
Korea Electric Power Corp.[1]	346,800	12,358
Power Assets Holdings Ltd.[1]	1,313,000	11,081
CK Infrastructure Holdings Ltd.[1]	1,282,000	11,006
Other securities		31,740
		117,311

Information technology 7.86%
Samsung Electronics Co., Ltd.[1]	14,996	35,628
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,840,000	29,507
ASML Holding NV1	68,600	11,901
Flex Ltd.[2]	647,500	11,648
Other securities		26,180
		114,864

Health care 7.72%
Novartis AG1	341,145	28,841
Hikma Pharmaceuticals PLC[1]	1,317,700	20,164
Fresenius SE & Co. KGaA[1]	165,000	12,847
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	12,545
Daiichi Sankyo Co., Ltd.[1]	451,900	11,770
Other securities		26,718
		112,885

American Funds Insurance Series	71

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 7.36%
Toyota Motor Corp.[1]	226,000	$14,472
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	14,100
Naspers Ltd., Class N1	41,000	11,424
Other securities		67,608
		107,604

Real estate 6.09%
CK Asset Holdings Ltd.[1]	3,833,348	33,507
Sun Hung Kai Properties Ltd.[1]	1,760,000	29,318
Daito Trust Construction Co., Ltd.[1]	95,500	19,453
Other securities		6,799
		89,077

Energy 5.53%
Royal Dutch Shell PLC, Class A1	1,780,359	59,601
TOTAL SA1	297,739	16,428
Other securities		4,763
		80,792

Materials 5.03%
Rio Tinto PLC[1]	475,800	25,111
Yara International ASA[1]	343,000	15,700
Other securities		32,641
		73,452

Telecommunication services 2.96%
BT Group PLC[1]	5,623,761	20,591
Nippon Telegraph and Telephone Corp.[1]	409,800	19,283
Other securities		3,419
		43,293

Total common stocks (cost: $1,140,729,000)		1,330,205

Bonds, notes & other debt instruments 2.52%	Principal amount (000)
Corporate bonds & notes 1.26%
Other 1.26%
Other securities		18,499

Total corporate bonds & notes		18,499

Bonds & notes of governments & government agencies outside the U.S. 1.23%
Other securities		17,993

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018	$420	419

Total bonds, notes & other debt instruments (cost: $33,615,000)		36,911

72	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 6.39%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.53% due 1/18/2018	$21,000	$20,982
U.S. Treasury Bills 1.50% due 6/28/2018	26,300	26,105
United Parcel Service Inc. 1.62% due 3/19/2018[3]	20,000	19,933
Victory Receivables Corp. 1.43% due 1/16/2018[3]	20,900	20,884
Other securities		5,493

Total short-term securities (cost: $93,402,000)		93,397
Total investment securities 99.90% (cost: $1,267,746,000)		1,460,513
Other assets less liabilities 0.10%		1,454

Net assets 100.00%		$1,461,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $4,549,000, an aggregate cost of $4,634,000, and which represented .31% of the net assets of the fund) was acquired on 12/18/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,229,130,000, which represented 84.07% of the net assets of the fund. This amount includes $1,188,243,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $61,360,000, which represented 4.20% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	73

Capital Income Builder

Summary investment portfolio December 31, 2017

Common stocks 68.87%	Shares	Value (000)
Energy 10.19%
Occidental Petroleum Corp.	146,900	$10,820
Schlumberger Ltd.	119,800	8,073
Royal Dutch Shell PLC, Class B1	213,240	7,192
Royal Dutch Shell PLC, Class B (ADR)	8,500	581
Royal Dutch Shell PLC, Class A1	101	3
Enbridge Inc. (CAD denominated)	174,970	6,843
Enbridge Inc. (CAD denominated)[1,2]	12,969	497
Williams Companies, Inc.	215,800	6,580
Kinder Morgan, Inc.	359,000	6,487
Inter Pipeline Ltd.	260,000	5,384
Helmerich & Payne, Inc.	76,300	4,932
Other securities		3,170
		60,562

Financials 10.13%
Wells Fargo & Co.	124,600	7,559
CME Group Inc., Class A	39,416	5,757
Sampo Oyj, Class A1	95,858	5,266
Zurich Insurance Group AG1	16,306	4,959
Other securities		36,663
		60,204

Consumer staples 8.82%
Diageo PLC[1]	259,500	9,497
Philip Morris International Inc.	86,020	9,088
Coca-Cola Co.	129,500	5,942
British American Tobacco PLC[1]	79,700	5,379
Imperial Brands PLC[1]	123,800	5,291
Other securities		17,225
		52,422

Information technology 8.46%
Microsoft Corp.	132,120	11,302
QUALCOMM Inc.	172,400	11,037
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,005,800	7,729
Intel Corp.	151,900	7,012
Other securities		13,193
		50,273

Consumer discretionary 6.27%
Las Vegas Sands Corp.	176,600	12,272
Greene King PLC[1]	948,000	7,101
Sands China Ltd.[1]	944,000	4,859
Other securities		13,041
		37,273

Telecommunication services 5.93%
Vodafone Group PLC[1]	4,255,100	13,442
HKT Trust and HKT Ltd., units[1]	4,775,340	6,090
Koninklijke KPN NV1	1,553,475	5,420
Other securities		10,311
		35,263

Real estate 4.88%
Crown Castle International Corp. REIT	76,900	8,537
Link REIT[1]	690,500	6,398
Digital Realty Trust, Inc. REIT	51,200	5,832
Other securities		8,255
		29,022

74	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Utilities 4.44%
SSE PLC[1]	397,689	$7,085
PG&E Corp.	115,756	5,189
Other securities		14,125
		26,399

Health care 3.93%
AstraZeneca PLC (ADR)	113,500	3,939
AstraZeneca PLC[1]	39,300	2,697
Roche Holding AG, non-registered shares, nonvoting[1]	23,575	5,963
Other securities		10,752
		23,351

Industrials 3.54%
Airbus SE, non-registered shares[1]	82,392	8,182
Boeing Co.	17,600	5,190
Other securities		7,680
		21,052

Materials 2.06%
DowDuPont Inc.	84,800	6,040
Other securities		6,231
		12,271

Miscellaneous 0.22%
Other common stocks in initial period of acquisition		1,290

Total common stocks (cost: $377,538,000)		409,382

Convertible stocks 2.52%
Real estate 2.52%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	100,400	12,625
Crown Castle International Corp., Series A, 7.00% convertible preferred 2020	2,231	2,342
		14,967

Total convertible stocks (cost: $14,048,000)		14,967

Bonds, notes & other debt instruments 23.70%	Principal amount (000)
U.S. Treasury bonds & notes 14.63%
U.S. Treasury 13.42%
U.S. Treasury 8.00% 2021	$5,500	6,704
U.S. Treasury 8.125% 2021	8,200	9,933
U.S. Treasury 1.625% 2022	6,050	5,901
U.S. Treasury 1.75% 2022	5,015	4,925
U.S. Treasury 1.875% 2022	9,000	8,879
U.S. Treasury 2.00% 2022	15,000	14,872
U.S. Treasury 2.00% 2025	9,400	9,175
U.S. Treasury 0%–2.88% 2020–2047	24,078	19,350
		79,739

U.S. Treasury inflation-protected securities 1.21%
U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2027[3]	7,202	7,206

Total U.S. Treasury bonds & notes		86,945

American Funds Insurance Series	75

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 4.78%
Federal agency mortgage-backed obligations 4.70%
Fannie Mae 4.00% 2047[4]	$13,899	$14,559
Fannie Mae 4.50% 2048[4,5]	6,270	6,664
Fannie Mae 4.00% 2046–2047[4]	2,043	2,140
Other securities		4,609
		27,972

Other 0.08%
Other securities		461

Total mortgage-backed obligations		28,433

Corporate bonds & notes 3.62%
Financials 1.19%
Wells Fargo & Co. 3.58%–4.60% 2021–2028	385	406
Other securities		6,647
		7,053

Energy 0.52%
Kinder Morgan, Inc. 5.55% 2045	200	219
Schlumberger BV 3.625% 2022[2]	200	206
Other securities		2,653
		3,078

Consumer staples 0.35%
British American Tobacco PLC 3.557% 2027[2]	600	602
Reynolds American Inc. 6.875% 2020	300	329
Other securities		1,161
		2,092

Industrials 0.09%
General Electric Capital Corp. 5.50% 2020	150	160
Other securities		395
		555

Information technology 0.09%
Microsoft Corp. 4.00% 2021	500	525

Other 1.38%
Other securities		8,211

Total corporate bonds & notes		21,514

Asset-backed obligations 0.67%
Other securities		3,981

Total bonds, notes & other debt instruments (cost: $141,713,000)		140,873

Short-term securities 5.71%
Cisco Systems, Inc. 1.23%–1.60% due 1/10/2018–3/6/2018[2]	13,100	13,081
Federal Home Loan Bank 1.14% due 1/26/2018	8,500	8,493
General Electric Co. 1.42% due 1/2/2018	12,400	12,398

Total short-term securities (cost: $33,975,000)		33,972
Total investment securities 100.80% (cost: $567,274,000)		599,194
Other assets less liabilities (0.80)%		(4,737)

Net assets 100.00%		$594,457

76	American Funds Insurance Series

Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $207,660,000, which represented 34.93% of the net assets of the fund. This amount includes $207,107,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $18,622,000, which represented 3.13% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series	77

Asset Allocation Fund

Summary investment portfolio December 31, 2017

Common stocks 64.31%	Shares	Value (000)
Information technology 17.88%
Microsoft Corp.	10,520,000	$899,881
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,001,000	594,790
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,600,000	66,083
ASML Holding NV (New York registered)	2,502,100	434,915
VeriSign, Inc.[2]	3,140,000	359,342
Intel Corp.	6,945,000	320,581
Broadcom Ltd.	1,245,000	319,840
Facebook, Inc., Class A2	1,385,000	244,397
Intuit Inc.	1,100,000	173,558
Western Digital Corp.	2,100,000	167,013
Other securities		1,008,412
		4,588,812

Health care 9.26%
UnitedHealth Group Inc.	2,542,000	560,409
Johnson & Johnson	2,850,000	398,202
Aetna Inc.	1,600,000	288,624
Humana Inc.	965,000	239,388
Express Scripts Holding Co.[2]	3,100,000	231,384
Other securities		659,219
		2,377,226

Financials 9.12%
Chubb Ltd.	2,410,000	352,173
JPMorgan Chase & Co.	2,600,000	278,044
Arch Capital Group Ltd.[2]	2,632,000	238,907
First Republic Bank	2,480,000	214,867
Wells Fargo & Co.	3,406,400	206,666
Bank of America Corp.	7,000,000	206,640
Citigroup Inc.	2,750,000	204,628
Other securities		638,415
		2,340,340

Consumer discretionary 6.76%
Comcast Corp., Class A	9,350,000	374,467
Home Depot, Inc.	1,500,000	284,295
Newell Brands Inc.	7,168,500	221,507
Amazon.com, Inc.[2]	160,225	187,378
VF Corp.	2,250,000	166,500
General Motors Co.	3,500,000	143,465
Other securities		357,289
		1,734,901

Energy 5.61%
Noble Energy, Inc.	10,500,000	305,970
Weatherford International PLC[2,3]	56,000,000	233,520
Royal Dutch Shell PLC, Class B (ADR)	2,412,000	164,716
Chevron Corp.	1,279,750	160,212
Suncor Energy Inc.	4,000,000	146,858
Other securities		427,574
		1,438,850

Consumer staples 4.47%
Nestlé SA1	2,908,230	249,910
Nestlé SA (ADR)	900,000	77,373
Philip Morris International Inc.	2,375,000	250,919
Associated British Foods PLC[1]	4,600,000	174,876
British American Tobacco PLC[1]	2,357,400	159,102
Other securities		233,411
		1,145,591

78	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 3.59%
DowDuPont Inc.	5,877,000	$418,560
LyondellBasell Industries NV	2,200,000	242,704
Other securities		260,758
		922,022

Industrials 3.38%
Lockheed Martin Corp.	1,262,000	405,165
Boeing Co.	1,239,000	365,393
Other securities		95,622
		866,180

Real estate 1.28%
Other securities		329,533

Telecommunication services 0.39%
Other securities		99,225

Miscellaneous 2.57%
Other common stocks in initial period of acquisition		660,297

Total common stocks (cost: $11,282,199,000)		16,502,977

Convertible stocks 0.05%
Industrials 0.05%
Other securities		12,787

Total convertible stocks (cost: $19,828,000)		12,787

Bonds, notes & other debt instruments 26.66%	Principal amount (000)
U.S. Treasury bonds & notes 11.42%
U.S. Treasury 9.31%
U.S. Treasury 1.50% 2019	$400,000	398,592
U.S. Treasury 1.25% 2020[4]	318,117	313,985
U.S. Treasury 2.875% 2046	147,158	150,997
U.S. Treasury 0.63%–4.75% 2018–2047	1,531,262	1,524,916
		2,388,490

U.S. Treasury inflation-protected securities 2.11%
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]	215,862	219,605
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	135,765	156,816
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2047[5]	163,593	164,355
		540,776

Total U.S. Treasury bonds & notes		2,929,266

Corporate bonds & notes 8.93%
Energy 1.77%
Noble Energy, Inc. 3.85%–4.95% 2028–2047	11,535	11,662
Other securities		441,692
		453,354

Financials 1.37%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	6,905	7,082
Citigroup Inc. 1.70%–3.20% 2018–2026	15,011	14,938
JPMorgan Chase & Co. 2.55%–5.30% 2020–2049	12,277	12,517
Other securities		316,261
		350,798

American Funds Insurance Series	79

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 1.23%
Aetna Inc. 1.70% 2018	$855	$854
Johnson & Johnson 2.25%–3.75% 2022–2047	6,785	6,861
Other securities		307,172
		314,887

Consumer discretionary 0.79%
Comcast Corp. 1.63%–5.88% 2018–2036	9,285	8,908
Home Depot, Inc. 1.80%–4.25% 2020–2046	6,915	7,304
Other securities		187,027
		203,239

Consumer staples 0.52%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	19,155	19,258
Other securities		113,383
		132,641

Industrials 0.45%
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	15,050	15,440
Other securities		100,152
		115,592

Information technology 0.41%
Broadcom Ltd. 2.38%–3.88% 2020–2027[6]	10,300	10,188
Microsoft Corp. 4.10%–4.20% 2035–2037	7,000	7,934
Other securities		86,459
		104,581

Other 2.39%
Other securities		615,194

Total corporate bonds & notes		2,290,286

Mortgage-backed obligations 5.29%
Federal agency mortgage-backed obligations 5.14%
Fannie Mae 0%–7.50% 2021–2048[7,8,9]	600,155	624,707
Freddie Mac 1.69%–6.50% 2022–2048[7,8,9]	497,009	513,878
Other securities		178,667
		1,317,252

Other 0.15%
Other securities		40,640

Total mortgage-backed obligations		1,357,892

Federal agency bonds & notes 0.20%
Fannie Mae 1.88%–2.00% 2022–2026	16,000	15,269
Federal Home Loan Bank 0.875% 2018	17,140	17,084
Freddie Mac 0.75% 2018	18,768	18,741

Total federal agency bonds & notes		51,094

Other 0.82%
Other securities		211,780

Total bonds, notes & other debt instruments (cost: $6,788,125,000)		6,840,318

80	American Funds Insurance Series

Asset Allocation Fund

Short-term securities 10.93%	Principal amount (000)	Value (000)
CAFCO, LLC 1.52% due 2/27/2018[6]	$50,000	$49,863
Chariot Funding, LLC 1.50%–1.85% due 3/14/2018–6/19/2018[6]	137,300	136,335
Fannie Mae 1.30% due 3/28/2018	25,000	24,917
Federal Home Loan Bank 1.08%–1.36% due 1/10/2018–3/28/2018	1,089,945	1,088,477
Freddie Mac 1.06%–1.28% due 2/7/2018–4/6/2018	375,000	374,036
Procter & Gamble Co. 1.21%–1.30% due 1/12/2018–2/13/2018[6]	151,000	150,819
U.S. Treasury Bills 1.02%–1.44% due 1/2/2018–6/14/2018	360,000	359,419
Other securities		619,433

Total short-term securities (cost: $2,803,685,000)		2,803,299
Total investment securities 101.95% (cost: $20,893,837,000)		26,159,381
Other assets less liabilities (1.95)%		(499,287)

Net assets 100.00%		$25,660,094

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $49,647,000, which represented ..19% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $40,857,000, an aggregate cost of $62,607,000, and which represented .15% of the net assets of the fund) were acquired from 3/10/2010 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[10]	12/31/2017[11]	at 12/31/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Ultra U.S. Treasury Note Futures	Short	250	March 2018	$(25,000)	$(33,391)	$(235)
30 Year Ultra U.S. Treasury Bond Futures	Short	250	March 2018	(25,000)	(41,914)	(278)
5 Year U.S. Treasury Note Futures	Long	614	April 2018	61,400	71,325	(313)
2 Year U.S. Treasury Note Futures	Short	179	April 2018	(35,800)	(38,325)	73
						$(753)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	appreciation
				Value at	payments/	(depreciation)
		Expiration	Notional	12/31/2017	receipts	at 12/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	1.501%	6/8/2019	$100,000	$ 658	$ —	$658
1.336%	U.S. EFFR	6/8/2019	100,000	(605)	—	(605)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(866)	—	(866)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,124)	—	(3,124)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,311)	—	(2,311)
					$ —	$(6,248)

American Funds Insurance Series	81

Asset Allocation Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the year ended December 31, 2017, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	12/31/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.91%
Energy 0.91%
Weatherford International PLC[2]	42,200,000	13,800,000	—	56,000,000	$ —	$(35,533)	$ —	$233,520

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,001,357,000, which represented 3.90% of the net assets of the fund. This amount includes $957,800,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,119,000, which represented .03% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,510,770,000, which represented 5.89% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

82	American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2017

Common stocks 61.54%	Shares	Value (000)
Information technology 11.18%
Nintendo Co., Ltd.[1]	19,800	$7,208
Microsoft Corp.	71,100	6,082
ASML Holding NV1	34,000	5,899
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	664,000	5,102
Keyence Corp.[1]	4,400	2,457
Amphenol Corp., Class A	24,000	2,107
Alphabet Inc., Class C2	2,005	2,098
Other securities		8,623
		39,576

Industrials 8.31%
Boeing Co.	16,750	4,940
Harmonic Drive Systems Inc.[1]	50,300	2,935
Flughafen Zürich AG1	12,235	2,798
ASSA ABLOY AB, Class B1	118,000	2,448
BAE Systems PLC[1]	303,000	2,330
AB Volvo, Class B1	102,000	1,898
Other securities		12,055
		29,404

Financials 8.04%
HSBC Holdings PLC (GBP denominated)[1]	539,633	5,565
JPMorgan Chase & Co.	42,700	4,567
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,582
Wells Fargo & Co.	40,200	2,439
HDFC Bank Ltd. (ADR)	21,605	2,197
AIA Group Ltd.[1]	250,000	2,132
Sberbank of Russia PJSC (ADR)[1]	123,000	2,082
Other securities		6,876
		28,440

Consumer staples 7.20%
British American Tobacco PLC[1]	104,700	7,066
British American Tobacco PLC (ADR)	22,146	1,484
Philip Morris International Inc.	36,700	3,877
Nestlé SA1	43,800	3,764
Altria Group, Inc.	51,000	3,642
Coca-Cola European Partners PLC	48,000	1,913
Other securities		3,734
		25,480

Health care 5.01%
Humana Inc.	20,830	5,167
Merck & Co., Inc.	56,120	3,158
Mettler-Toledo International Inc.[2]	3,500	2,168
Fisher & Paykel Healthcare Corp. Ltd.[1]	204,000	2,069
Other securities		5,186
		17,748

Materials 4.42%
DowDuPont Inc.	63,075	4,492
Linde AG, non-registered shares[1,2]	8,900	2,082
Croda International PLC[1]	31,900	1,905
Other securities		7,149
		15,628

Energy 4.37%
Royal Dutch Shell PLC, Class B1	109,200	3,683
Royal Dutch Shell PLC, Class A1	585	20
ConocoPhillips	49,506	2,717
Enbridge Inc. (CAD denominated)	50,594	1,979

American Funds Insurance Series	83

Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Enbridge Inc. (CAD denominated)[1,3]	16,157	$619
LUKOIL Oil Co. PJSC (ADR)[1]	39,800	2,277
Other securities		4,156
		15,451

Consumer discretionary 4.31%
Amazon.com, Inc.[2]	3,400	3,976
Peugeot SA1	136,500	2,773
Nokian Renkaat Oyj[1]	50,634	2,294
Home Depot, Inc.	10,000	1,895
Other securities		4,333
		15,271

Utilities 2.11%
Enel Américas SA (ADR)	197,000	2,201
Other securities		5,269
		7,470

Real estate 1.73%
Daito Trust Construction Co., Ltd.[1]	11,000	2,241
Link REIT[1]	211,697	1,962
Equinix, Inc. REIT	4,240	1,921
		6,124

Miscellaneous 4.86%
Other common stocks in initial period of acquisition		17,202

Total common stocks (cost: $160,781,000)		217,794

Bonds, notes & other debt instruments 31.65%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.13%
Japan 0.10%–2.30% 2018–2046[4]	¥1,000,339	9,538
Poland (Republic of) 3.25%–5.75% 2020–2025	PLN12,590	3,930
Other securities		36,549
		50,017

U.S. Treasury bonds & notes 9.59%
U.S. Treasury 7.38%
U.S. Treasury 1.625% 2022	$3,850	3,755
U.S. Treasury 2.125% 2024	2,025	2,001
U.S. Treasury 2.25% 2027	2,800	2,762
U.S. Treasury 0.75%–3.13% 2018–2046	17,788	17,587
		26,105

U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[4]	7,731	7,837

Total U.S. Treasury bonds & notes		33,942

Corporate bonds & notes 6.33%
Financials 1.43%
HSBC Holdings PLC 3.375% 2024	€100	124
HSBC Holdings PLC 3.90%–4.30% 2026	$400	421
JPMorgan Chase & Co. 2.55%–6.75% 2021–2049	389	407
Other securities		4,100
		5,052

84	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Utilities 1.05%
Other securities		$3,704

Consumer discretionary 0.79%
Amazon.com, Inc. 2.80%–3.15% 2024–2027[3]	$265	265
Other securities		2,516
		2,781

Health care 0.67%
Humana Inc. 3.15% 2022	100	101
Other securities		2,275
		2,376

Consumer staples 0.40%
Altria Group, Inc. 2.63%–4.75% 2020–2042	400	420
British American Tobacco PLC 3.56%–4.39% 2027–2037[3]	185	189
Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	197
Reynolds American Inc. 4.00%–4.45% 2022–2025	120	128
Other securities		478
		1,412

Information technology 0.34%
Microsoft Corp. 2.40%–3.30% 2026–2027	640	653
Other securities		543
		1,196

Other 1.65%
Other securities		5,862

Total corporate bonds & notes		22,383

Mortgage-backed obligations 1.54%
Other 1.54%
Other securities		5,463

Total mortgage-backed obligations		5,463

Asset-backed obligations 0.06%
Other securities		200

Total bonds, notes & other debt instruments (cost: $111,365,000)		112,005

Short-term securities 7.47%
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/2018[3]	5,000	4,996
Mizuho Bank, Ltd. 1.59% due 1/25/2018[3]	8,300	8,290
Royal Bank of Canada 1.34%–1.53% due 1/8/2018–1/16/2018	7,500	7,494
Thunder Bay Funding, LLC 1.70% due 3/6/2018[3]	475	473
Victory Receivables Corp. 1.42% due 1/17/2018[3]	4,200	4,197
Other securities		998

Total short-term securities (cost: $26,451,000)		26,448
Total investment securities 100.66% (cost: $298,597,000)		356,247
Other assets less liabilities (0.66)%		(2,348)

Net assets 100.00%		$353,899

American Funds Insurance Series	85

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD419	MXN7,600	JPMorgan Chase	1/4/2018	$33
JPY21,922	AUD250	UBS AG	1/5/2018	— [5]
USD207	INR13,400	Citibank	1/5/2018	(3)
USD274	CAD350	Bank of America, N.A.	1/5/2018	(4)
USD571	INR36,900	JPMorgan Chase	1/5/2018	(7)
USD205	ZAR2,900	UBS AG	1/5/2018	(29)
EUR266	USD312	Goldman Sachs	1/8/2018	8
USD428	ILS1,500	Bank of America, N.A.	1/9/2018	(3)
USD651	EUR550	HSBC Bank	1/9/2018	(10)
EUR502	USD600	Bank of America, N.A.	1/10/2018	3
USD234	CAD300	Bank of America, N.A.	1/10/2018	(5)
JPY96,672	USD863	JPMorgan Chase	1/10/2018	(5)
USD228	AUD300	Goldman Sachs	1/10/2018	(6)
USD327	PLN1,158	JPMorgan Chase	1/10/2018	(6)
USD251	AUD330	JPMorgan Chase	1/10/2018	(7)
USD1,103	JPY125,000	JPMorgan Chase	1/10/2018	(7)
JPY63,535	USD573	JPMorgan Chase	1/10/2018	(8)
USD468	CAD600	Goldman Sachs	1/10/2018	(9)
JPY90,073	USD811	Barclays Bank PLC	1/10/2018	(11)
JPY40,289	USD357	Bank of America, N.A.	1/11/2018	1
USD730	AUD970	Citibank	1/12/2018	(27)
USD478	INR31,000	Bank of America, N.A.	1/16/2018	(6)
JPY134,232	USD1,190	JPMorgan Chase	1/17/2018	2
USD297	EUR250	Bank of America, N.A.	1/17/2018	(3)
USD550	CAD700	Bank of America, N.A.	1/17/2018	(7)
USD361	AUD475	JPMorgan Chase	1/17/2018	(9)
USD399	MXN7,700	Bank of America, N.A.	1/18/2018	9
CHF385	USD391	Goldman Sachs	1/18/2018	5
JPY22,275	USD198	Goldman Sachs	1/18/2018	— [5]
NOK2,700	USD322	Bank of America, N.A.	1/19/2018	7
USD766	EUR650	Bank of America, N.A.	1/19/2018	(14)
EUR645	USD760	Citibank	1/22/2018	15
EUR349	USD413	UBS AG	1/22/2018	6
EUR227	GBP200	Goldman Sachs	1/22/2018	2
JPY31,929	USD284	Citibank	1/22/2018	(1)
JPY69,685	USD623	Barclays Bank PLC	1/22/2018	(4)
USD2,253	GBP1,700	Barclays Bank PLC	1/22/2018	(44)
SEK3,609	USD430	Citibank	1/23/2018	11
EUR357	USD422	Citibank	1/23/2018	6
JPY57,092	USD506	UBS AG	1/23/2018	1
USD171	ILS600	JPMorgan Chase	1/23/2018	(2)
USD448	PLN1,600	Citibank	1/23/2018	(12)
SEK1,625	USD192	Barclays Bank PLC	1/24/2018	7
USD216	MXN4,250	JPMorgan Chase	1/31/2018	1
EUR482	USD573	Bank of America, N.A.	2/6/2018	6
USD421	PLN1,500	Bank of America, N.A.	2/7/2018	(9)
SEK1,270	USD151	Bank of America, N.A.	2/15/2018	4
USD250	JPY28,000	Bank of New York Mellon	2/15/2018	1
JPY22,250	USD198	HSBC Bank	2/15/2018	— [5]

86	American Funds Insurance Series

Global Balanced Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
SEK1,613	USD191	UBS AG	2/23/2018	$ 7
JPY34,577	USD306	HSBC Bank	2/23/2018	1
USD375	INR24,900	Citibank	3/26/2018	(11)
USD371	BRL1,250	Citibank	11/29/2018	8
				$(125)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $114,391,000, which represented 32.32% of the net assets of the fund. This amount includes $112,907,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $28,319,000, which represented 8.00% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

SEK = Swedish kronor

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	87

Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 96.91%	Principal amount (000)	Value (000)
Corporate bonds & notes 32.37%
Financials 7.60%
Bank of America Corp. 2.33%–3.59% 2021–2028[1]	$107,869	$108,473
Intesa Sanpaolo SpA 5.017% 2024[1]	54,615	55,987
Other securities		648,915
		813,375

Health care 5.06%
Teva Pharmaceutical Finance Company BV 2.80% 2023	72,471	63,178
Teva Pharmaceutical Finance Company BV 3.15% 2026	73,918	61,126
Teva Pharmaceutical Finance Company BV 2.20%–4.10% 2021–2046	64,348	50,104
Other securities		366,891
		541,299

Energy 4.94%
Other securities		528,887

Consumer discretionary 3.64%
Other securities		389,447

Utilities 3.43%
Other securities		366,875

Consumer staples 2.65%
Procter & Gamble Co. 3.50% 2047	750	759
Other securities		282,353
		283,112

Telecommunication services 1.78%
AT&T Inc. 3.40%–5.30% 2024–2058	114,118	114,697
Other securities		76,288
		190,985

Information technology 1.07%
Apple Inc. 1.55%–3.35% 2021–2027	27,562	27,092
Other securities		87,012
		114,104

Other 2.20%
Other securities		235,072

Total corporate bonds & notes		3,463,156

U.S. Treasury bonds & notes 27.17%
U.S. Treasury 24.87%
U.S. Treasury 2.125% 2022	172,737	172,069
U.S. Treasury 2.125% 2022	150,000	149,736
U.S. Treasury 2.25% 2023	115,000	114,802
U.S. Treasury 2.125% 2024	260,000	257,452
U.S. Treasury 2.125% 2024	200,000	197,500
U.S. Treasury 2.125% 2024	159,445	157,576
U.S. Treasury 2.25% 2024	80,000	79,831
U.S. Treasury 2.25% 2024	77,542	77,148
U.S. Treasury 2.25% 2027	266,623	262,999
U.S. Treasury 2.25% 2027	226,075	223,315
U.S. Treasury 2.25% 2027	150,000	147,993
U.S. Treasury 2.375% 2027	200,000	199,582

88	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2047	$304,179	$304,608
U.S. Treasury 2.75% 2047	71,680	71,820
U.S. Treasury 0.75%–8.75% 2019–2046	230,631	244,662
		2,661,093

U.S. Treasury inflation-protected securities 2.30%
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	151,257	150,475
U.S. Treasury Inflation-Protected Securities 0.38%–2.00% 2025–2026[2]	90,669	95,441
		245,916

Total U.S. Treasury bonds & notes		2,907,009

Mortgage-backed obligations 25.85%
Federal agency mortgage-backed obligations 25.54%
Fannie Mae 3.50% 2033[3,4]	59,300	61,169
Fannie Mae 3.00% 2046[3]	75,036	75,112
Fannie Mae 3.50% 2047[3]	80,119	82,381
Fannie Mae 4.00% 2047[3]	88,762	93,005
Fannie Mae 3.50% 2048[3,4]	100,000	102,574
Fannie Mae 3.50% 2048[3,4]	77,040	79,149
Fannie Mae 4.00% 2048[3,4]	275,000	287,754
Fannie Mae 4.00% 2048[3,4]	171,162	178,860
Fannie Mae 4.50% 2048[3,4]	300,000	319,217
Fannie Mae 4.50% 2048[3,4]	148,375	157,694
Fannie Mae 2.89%–9.25% 2023–2048[3,4,5]	203,834	213,825
Freddie Mac 3.50% 2047[3]	74,888	77,080
Freddie Mac 4.00% 2048[3,4]	275,000	287,699
Freddie Mac 4.00% 2048[3,4]	76,000	79,403
Freddie Mac 0%–5.50% 2021–2048[3,4]	268,392	276,461
Government National Mortgage Assn. 4.00% 2048[3,4]	125,150	130,541
Government National Mortgage Assn. 4.00% 2048[3,4]	51,450	53,648
Government National Mortgage Assn. 4.50% 2048[3,4]	75,550	79,256
Government National Mortgage Assn. 4.00%–4.50% 2040–2048[3,4]	92,971	97,490
		2,732,318

Other 0.31%
Other securities		32,614

Total mortgage-backed obligations		2,764,932

Bonds & notes of governments & government agencies outside the U.S. 6.38%
Japan, Series 19, 0.10% 2024[2]	¥5,366,380	50,151
Japan, Series 20, 0.10% 2025[2]	11,317,500	106,018
Portuguese Republic 5.125% 2024	$101,050	108,779
Portuguese Republic 5.65% 2024	€20,000	30,550
Portuguese Republic 2.88%–4.10% 2025–2045	24,375	32,318
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	154,042
United Mexican States, Series M, 5.75% 2026	527,500	23,742
United Mexican States 3.60%–4.35% 2025–2047	$17,000	16,980
Other securities		159,400
		681,980

Asset-backed obligations 2.78%
Other securities		297,847

Municipals 2.25%
Illinois 1.82%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	24,805	25,903
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[3]	93,475	93,483
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	413
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,001
G.O. Bonds, Series 2013-B, 4.11% 2022	750	758

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
G.O. Bonds, Series 2013-B, 4.31% 2023	$2,125	$2,140
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,447
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	15,316
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	260
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,544
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	3,181
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,274
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,503
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[3]	7,784	8,148
Other securities		32,912
		194,627

Other 0.43%
Other securities		45,699

Total municipals		240,326

Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026	12,410	12,036

Total bonds, notes & other debt instruments (cost: $10,316,353,000)		10,367,286

Common stocks 0.01%	Shares
Other 0.01%
Other securities		1,242

Total common stocks (cost: $956,000)		1,242

Rights & warrants 0.00%
Utilities 0.00%
Other securities		55

Total rights & warrants (cost: $96,000)		55

Short-term securities 22.13%	Principal amount (000)
Apple Inc. 1.21%–1.50% due 1/4/2018–2/20/2018[1]	$131,000	130,833
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.36%–1.49% due 1/5/2018–1/10/2018	61,100	61,071
Cisco Systems, Inc. 1.43%–1.52% due 2/15/2018–2/20/2018[1]	100,000	99,794
Coca-Cola Co. 1.24%–1.27% due 1/12/2018–1/30/2018[1]	101,400	101,292
Federal Home Loan Bank 1.07%–1.32% due 1/8/2018–3/16/2018	620,350	619,459
Freddie Mac 1.16%–1.28% due 4/3/2018–4/6/2018	141,900	141,388
IBM Credit LLC 1.50% due 3/13/2018[1]	80,000	79,752
Microsoft Corp. 1.26% due 1/16/2018[1]	67,500	67,452
Pfizer Inc. 1.30%–1.50% due 2/20/2018–3/12/2018[1]	100,000	99,741
Procter & Gamble Co. 1.21%–1.30% due 1/12/2018–2/22/2018[1]	125,000	124,848
U.S. Treasury Bills 1.09%–1.44% due 1/2/2018–6/14/2018	237,300	236,407
Walt Disney Co. 1.29%–1.42% due 1/25/2018–1/26/2018[1]	100,000	99,888
Other securities		504,869

Total short-term securities (cost: $2,367,157,000)		2,366,794
Total investment securities 119.05% (cost: $12,684,562,000)		12,735,377
Other assets less liabilities (19.05)%		(2,037,683)

Net assets 100.00%		$10,697,694

90	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $4,276,000, which represented .04% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,361,000, which represented .20% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,241,000, an aggregate cost of $780,000, and which represented .01% of the net assets of the fund) were acquired on 8/31/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[6]	12/31/2017[7]	at 12/31/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Euro-Bund Futures	Short	128	March 2018	$ (12,800)	$ (24,831)	$ (16)
10 Year U.S. Treasury Note Futures	Long	3,256	March 2018	325,600	403,897	(2,045)
30 Year Ultra U.S. Treasury Bond Futures	Short	51	March 2018	(5,100)	(8,551)	(59)
10 Year Ultra U.S. Treasury Note Futures	Short	53	March 2018	(5,300)	(7,079)	25
5 Year U.S. Treasury Note Futures	Long	6,048	April 2018	604,800	702,560	(1,350)
2 Year U.S. Treasury Note Futures	Long	2,099	April 2018	419,800	449,416	(711)
						$(4,156)

Forward currency contracts

				Unrealized appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD64,742	MXN1,220,000	Bank of America, N.A.	1/9/2018	$2,829
USD13,016	JPY1,445,000	Bank of America, N.A.	1/10/2018	183
USD455	EUR385	Citibank	1/10/2018	(7)
USD30,924	JPY3,430,000	UBS AG	1/11/2018	462
USD43,780	JPY4,925,000	JPMorgan Chase	1/11/2018	41
USD128,051	MXN2,400,000	JPMorgan Chase	1/12/2018	6,331
USD13,141	MXN252,000	Citibank	1/17/2018	374
USD19,850	EUR16,750	Citibank	1/17/2018	(272)
USD64,745	JPY7,300,000	HSBC Bank	1/22/2018	(121)
USD4,767	EUR4,000	JPMorgan Chase	1/23/2018	(40)
USD26,460	EUR22,350	JPMorgan Chase	1/23/2018	(399)
USD57,793	EUR48,800	Citibank	1/23/2018	(852)
USD57,533	AUD75,000	JPMorgan Chase	1/23/2018	(987)
				$7,542

American Funds Insurance Series	91

Bond Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	12/31/2017	receipts	at 12/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
1.39%	3-month Canada BA	7/13/2018	C$1,460,000	$(1,637)	$ —	$(1,637)
1.77%	3-month Canada BA	9/26/2018	975,000	186	—	186
1.669%	3-month USD-LIBOR	10/28/2019	$112,000	(729)	—	(729)
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(15)	—	(15)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(1,496)	—	(1,496)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	148	—	148
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	400	—	400
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(2,128)	—	(2,128)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(1,498)	—	(1,498)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(38)	—	(38)
3-month USD-LIBOR	2.54%	10/3/2024	400	(6)	—	(6)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(914)	—	(914)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(1)	—	(1)
3-month USD-LIBOR	2.326%	10/22/2024	800	(1)	—	(1)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(5)	—	(5)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(24)	—	(24)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(233)	—	(233)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(7)	—	(7)
3-month USD-LIBOR	2.353%	12/8/2024	700	(2)	—	(2)
3-month USD-LIBOR	2.2845%	12/12/2024	330	— [8]	—	— [8]
3-month USD-LIBOR	1.8185%	1/20/2025	900	29	—	29
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	37	—	37
3-month USD-LIBOR	2.192%	3/18/2025	1,850	15	—	15
3-month USD-LIBOR	2.0475%	3/23/2025	450	8	—	8
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	— [8]	—	— [8]
3-month USD-LIBOR	2.339%	5/13/2025	375	(1)	—	(1)
3-month USD-LIBOR	2.351%	5/15/2025	590	(2)	—	(2)
3-month USD-LIBOR	2.287%	5/20/2025	500	1	—	1
3-month USD-LIBOR	2.227%	5/28/2025	260	2	—	2
3-month USD-LIBOR	2.2125%	5/29/2025	465	3	—	3
3-month USD-LIBOR	2.451%	6/5/2025	650	(6)	—	(6)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(25)	—	(25)
3-month USD-LIBOR	2.455%	6/24/2025	235	(2)	—	(2)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(15)	—	(15)
3-month USD-LIBOR	2.397%	7/13/2025	900	(5)	—	(5)
3-month USD-LIBOR	2.535%	7/15/2025	800	(12)	—	(12)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(13)	—	(13)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	1	—	1
3-month USD-LIBOR	2.331%	7/30/2025	435	— [8]	—	— [8]
3-month USD-LIBOR	2.228%	9/4/2025	12,000	82	—	82
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	39	—	39
6-month JPY-LIBOR	0.282%	2/2/2026	¥ 5,500,000	(175)	—	(175)
3-month USD-LIBOR	1.6705%	3/4/2026	$ 248,000	12,454	—	12,454
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,242	—	1,242
3-month USD-LIBOR	1.5925%	5/9/2026	$ 1,000	58	—	58
3-month USD-LIBOR	1.595%	5/12/2026	8,500	489	—	489
3-month USD-LIBOR	1.592%	5/12/2026	4,000	231	—	231
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	184	—	184
2.913%	3-month USD-LIBOR	11/24/2034	10,000	579	—	579
2.844%	3-month USD-LIBOR	6/11/2035	3,250	158	—	158
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	161	—	161
2.773%	3-month USD-LIBOR	7/13/2035	500	19	—	19
2.589%	3-month USD-LIBOR	9/4/2035	3,100	35	—	35
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(105)	—	(105)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(97)	—	(97)

92	American Funds Insurance Series

Bond Fund

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	12/31/2017	receipts	at 12/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.6695%	12/19/2044	$200	$(5)	$ —	$(5)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(12)	—	(12)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(63)	—	(63)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(68)	—	(68)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,673	—	1,673
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(1,396)	—	(1,396)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	214	—	214
					$ —	$7,712

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	depreciation
	Pay/	Expiration	Notional	12/31/2017	payments	at 12/31/2017
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.29	1.00%/Quarterly	12/20/2022	$65,000	$(1,550)	$(1,366)	$(184)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,046,793,000, which represented 19.13% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

C$ = Canadian dollars

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	93

Global Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 89.68%	Principal amount (000)	Value (000)
Euros 14.40%
French Republic O.A.T. 1.85% 2027[1]	€8,228	$12,539
Germany (Federal Republic of) 0.10% 2026[1]	31,541	41,791
Germany (Federal Republic of) 2.50% 2046	10,770	16,972
Germany (Federal Republic of) 0.10%–6.25% 2023–2048[1]	15,925	21,065
Italy (Republic of) 0.90% 2022	10,900	13,181
Italy (Republic of) 1.45% 2022	10,575	13,100
Italy (Republic of) 0.95% 2023	36,575	43,972
Italy (Republic of) 1.50%–4.75% 2023–2025	9,750	12,975
Portuguese Republic 2.875% 2025	12,500	16,556
Portuguese Republic 2.875% 2026	4,200	5,502
Portuguese Republic 4.125% 2027	25,015	35,655
Spain (Kingdom of) 1.30% 2026	10,400	12,465
Other securities		109,670
		355,443

Japanese yen 8.11%
Japan, Series 18, 0.10% 2024[1]	¥4,731,720	44,073
Japan, Series 19, 0.10% 2024[1]	2,685,700	25,099
Japan, Series 344, 0.10% 2026	1,355,000	12,125
Japan, Series 346, 0.10% 2027	2,335,000	20,877
Japan, Series 116, 2.20% 2030	1,735,000	19,191
Japan, Series 145, 1.70% 2033	2,465,000	26,412
Japan 0.10%–2.30% 2022–2044[1]	5,353,885	52,321
		200,098

Polish zloty 3.94%
Poland (Republic of), Series 0420, 1.50% 2020	PLN60,575	17,268
Poland (Republic of), Series 1021, 5.75% 2021	128,830	41,721
Poland (Republic of), Series 0922, 5.75% 2022	46,600	15,295
Poland (Republic of) 3.25%–5.25% 2020–2025	75,440	22,885
		97,169

Mexican pesos 3.91%
United Mexican States, Series M, 6.50% 2021	MXN660,800	32,493
United Mexican States, Series M20, 10.00% 2024	209,500	12,021
United Mexican States, Series M, 5.75% 2026	717,000	32,270
United Mexican States 4.00%–10.00% 2019–2042[1]	379,751	19,716
		96,500

Indian rupees 2.54%
India (Republic of) 7.80% 2021	INR1,117,600	17,937
India (Republic of) 8.83% 2023	1,284,200	21,441
India (Republic of) 6.97%–7.88% 2023–2030	1,223,470	19,105
Other securities		4,181
		62,664

Malaysian ringgits 2.25%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR47,413	11,729
Malaysia (Federation of) 3.58%–4.50% 2018–2030	177,177	43,917
		55,646

Norwegian kroner 1.62%
Norway (Kingdom of) 3.75% 2021	NKr299,750	39,988

Australian dollars 1.39%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$ 22,900	19,929
Australia (Commonwealth of), Series 128, 5.75% 2022	16,150	14,465
		34,394

94	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
British pounds 1.33%
United Kingdom 3.25% 2044	£6,500	$11,432
United Kingdom 1.75%–4.25% 2022–2045	10,590	18,004
Other securities		3,319
		32,755

Thai baht 1.16%
Thailand (Kingdom of) 1.49% 2019	THB491,100	15,073
Thailand (Kingdom of) 1.88%–3.85% 2022–2026	433,200	13,516
		28,589

Danish kroner 1.05%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr69,099	11,607
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	68,140	11,451
Other securities		2,748
		25,806

Chilean pesos 0.89%
Chile (Banco Central de) 4.50% 2021	CLP13,200,000	21,977

Israeli shekels 0.85%
Israel (State of) 5.50% 2042	ILS29,300	12,512
Other securities		8,381
		20,893

Canadian dollars 0.77%
Canada 2.25% 2025	C$19,600	15,870
Other securities		3,097
		18,967

U.S. dollars 43.07%
Fannie Mae 4.00% 2048[2,3]	$24,800	25,915
Fannie Mae 2.18%–4.50% 2022–2048[2,3]	12,330	12,682
Poland (Republic of) 3.25% 2026	4,100	4,195
U.S. Treasury 1.375% 2020	41,900	41,300
U.S. Treasury 1.625% 2020	38,900	38,560
U.S. Treasury 1.125% 2021[4]	43,160	41,977
U.S. Treasury 2.00% 2021	23,450	23,374
U.S. Treasury 2.00% 2026	46,785	45,312
U.S. Treasury 2.25% 2027	18,700	18,446
U.S. Treasury 1.38%–2.13% 2021–2024	29,650	29,098
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	122,652	121,800
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	33,010	33,582
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	11,560	11,457
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	21,550	23,018
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]	36,940	38,151
Other securities		554,003
		1,062,870

Other 2.40%
Other securities		59,260

Total bonds, notes & other debt instruments (cost: $2,173,424,000)		2,213,019

Convertible stocks 0.05%	Shares
U.S. dollars 0.05%
Other securities		1,210

Total convertible stocks (cost: $1,202,000)		1,210

American Funds Insurance Series	95

Global Bond Fund

Common stocks 0.03%	Shares	Value (000)
U.S. dollars 0.03%
Other securities		$696

Total common stocks (cost: $2,528,000)		696

Short-term securities 11.25%	Principal amount (000)
American Honda Finance Corp. 1.43% due 1/24/2018	$36,000	35,962
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	135,869
Liberty Street Funding Corp. 1.78% due 3/21/2018[5]	$25,000	24,901
Mitsubishi UFJ Trust and Banking Corp. 1.52% due 1/19/2018[5]	35,400	35,369
Royal Bank of Canada 1.53% due 1/16/2018	16,000	15,988
Victory Receivables Corp. 1.43% due 1/16/2018[5]	12,200	12,191
Other securities		17,268

Total short-term securities (cost: $276,867,000)		277,548
Total investment securities 101.01% (cost: $2,454,021,000)		2,492,473
Other assets less liabilities (1.01)%		(24,895)

Net assets 100.00%		$2,467,578

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,478,000, which represented .10% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,582,000, which represented .23% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,647,000, an aggregate cost of $5,346,000, and which represented .19% of the net assets of the fund) were acquired from 3/10/2010 to 8/9/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[6]	12/31/2017[7]	at 12/31/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year Ultra U.S. Treasury Note Futures	Long	101	March 2018	$10,100	$13,490	$(78)
10 Year U.S. Treasury Note Futures	Long	77	March 2018	7,700	9,552	(48)
30 Year Ultra U.S. Treasury Bond Futures	Long	13	March 2018	1,300	2,179	25
5 Year U.S. Treasury Note Futures	Long	1,524	April 2018	152,400	177,034	(428)
90 Day Euro Dollar Futures	Short	366	September 2018	(91,500)	(89,634)	170
						$(359)

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD7,771	MXN140,900	JPMorgan Chase	1/4/2018	$613
USD3,058	CAD3,900	Bank of America, N.A.	1/5/2018	(45)
USD4,126	INR267,100	Citibank	1/5/2018	(55)
USD7,869	AUD10,200	UBS AG	1/5/2018	(90)
USD14,560	INR941,650	JPMorgan Chase	1/5/2018	(180)

96	American Funds Insurance Series

Global Bond Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 12/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD2,774	ZAR39,200	UBS AG	1/5/2018	$(391)
EUR5,084	USD5,951	Goldman Sachs	1/8/2018	153
USD4,970	ILS17,400	Bank of America, N.A.	1/9/2018	(32)
USD13,666	EUR11,550	HSBC Bank	1/9/2018	(202)
EUR10,463	USD12,500	Bank of America, N.A.	1/10/2018	63
USD3,153	CAD4,050	Bank of America, N.A.	1/10/2018	(70)
JPY1,392,273	USD12,434	JPMorgan Chase	1/10/2018	(70)
USD5,035	PLN17,827	JPMorgan Chase	1/10/2018	(86)
USD4,029	AUD5,300	Goldman Sachs	1/10/2018	(106)
JPY2,265,955	USD20,240	Bank of America, N.A.	1/10/2018	(117)
USD5,171	AUD6,800	Bank of America, N.A.	1/10/2018	(135)
USD7,691	CAD9,850	Goldman Sachs	1/10/2018	(147)
JPY1,346,098	USD12,121	Barclays Bank PLC	1/10/2018	(167)
JPY3,321,365	USD29,938	JPMorgan Chase	1/10/2018	(442)
JPY835,989	USD7,411	Bank of America, N.A.	1/11/2018	13
USD1,710	AUD2,250	Bank of America, N.A.	1/11/2018	(46)
JPY2,218,752	USD20,004	UBS AG	1/11/2018	(299)
EUR17,250	USD20,075	UBS AG	1/12/2018	640
USD3,762	MXN72,500	HSBC Bank	1/12/2018	85
USD12,610	AUD16,760	Citibank	1/12/2018	(467)
USD5,694	INR369,000	Bank of America, N.A.	1/16/2018	(75)
EUR14,702	USD17,356	JPMorgan Chase	1/17/2018	305
JPY2,756,764	USD24,449	JPMorgan Chase	1/17/2018	41
JPY1,698,519	USD15,121	Citibank	1/17/2018	(32)
USD3,568	EUR3,000	Bank of America, N.A.	1/17/2018	(36)
JPY3,324,831	USD29,698	HSBC Bank	1/17/2018	(162)
CHF5,774	USD5,864	Goldman Sachs	1/18/2018	70
JPY445,496	USD3,951	Goldman Sachs	1/18/2018	7
NOK37,200	USD4,441	Bank of America, N.A.	1/19/2018	92
EUR2,833	GBP2,500	HSBC Bank	1/19/2018	26
USD9,255	EUR7,850	Bank of America, N.A.	1/19/2018	(176)
EUR6,645	USD7,833	Bank of America, N.A.	1/22/2018	153
JPY351,002	USD3,128	Citibank	1/22/2018	(9)
JPY995,097	USD8,894	Barclays Bank PLC	1/22/2018	(52)
SEK51,198	USD6,101	Citibank	1/23/2018	151
EUR5,439	USD6,441	Citibank	1/23/2018	95
JPY1,655,674	USD14,688	UBS AG	1/23/2018	25
USD9,075	ILS31,900	JPMorgan Chase	1/23/2018	(101)
USD6,140	PLN21,950	Citibank	1/23/2018	(166)
SEK60,114	USD7,094	Barclays Bank PLC	1/24/2018	247
JPY933,211	USD8,249	Goldman Sachs	1/24/2018	45
EUR2,082	USD2,500	Citibank	2/5/2018	4
USD6,121	ILS21,303	Bank of America, N.A.	2/6/2018	(11)
JPY1,310,000	USD11,635	HSBC Bank	2/15/2018	19
NOK32,573	DKK24,600	Citibank	2/15/2018	(4)
JPY392,473	USD3,499	Citibank	2/15/2018	(8)
SEK30,059	USD3,588	Barclays Bank PLC	2/22/2018	88
JPY376,335	USD3,336	HSBC Bank	2/23/2018	13
USD7,605	INR504,900	Citibank	3/26/2018	(221)
USD5,942	BRL19,300	Citibank	4/23/2018	196
USD138,524	JPY15,300,000	Citibank	5/21/2018	1,645
USD5,348	BRL18,000	Citibank	11/29/2018	117
USD169	EUR140	Bank of America, N.A.	12/13/2018	(3)
USD2,008	EUR1,670	Bank of America, N.A.	12/13/2018	(43)
				$660

American Funds Insurance Series	97

Global Bond Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation )
				Value at	payments/	appreciation
		Expiration	Notional	12/31/2017	receipts	at 12/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
7.46%	28-day MXN-TIIE	11/6/2018	MXN1,356,000	$(335)	$ —	$(335)
7.455%	28-day MXN-TIIE	11/7/2018	1,099,000	(274)	—	(274)
7.44%	28-day MXN-TIIE	11/7/2018	3,045,000	(779)	—	(779)
1.6505%	3-month USD-LIBOR	3/21/2019	$85,000	(290)	—	(290)
3-month USD-LIBOR	2.0335%	12/19/2019	35,000	18	—	18
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL108,000	244	—	244
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(590)	—	(590)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr140,000	(16)	—	(16)
3-month USD-LIBOR	2.4275%	10/31/2027	$7,050	(27)	—	(27)
3-month USD-LIBOR	2.556%	11/27/2045	10,000	(40)	—	(40)
3-month USD-LIBOR	1.909%	10/11/2046	5,750	772	—	772
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(159)	—	(159)
1.4898%	6-month EURIBOR	11/24/2047	€2,150	(3)	—	(3)
					$ —	$(1,479)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,305,000, which represented .34% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $259,235,000, which represented 10.51% of the net assets of the fund.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate

DKK/DKr = Danish kroner

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

98	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 94.25%	Principal amount (000)	Value (000)
Corporate bonds & notes 93.34%
Energy 19.39%
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.710% 2020[1,2,3,4]	$7,533	$5,574
American Energy (Permian Basin) 7.125% 2020[5]	7,445	6,068
American Energy (Permian Basin) 7.375% 2021[5]	6,770	5,484
Blackstone CQP Holdco LP, 6.00% 2021[5,6]	1,600	1,612
Blackstone CQP Holdco LP, 6.50% 2021[5,6]	20,685	21,099
Chesapeake Energy Corp. 8.00% 2025[5]	10,025	10,138
Chesapeake Energy Corp. 4.61%–8.00% 2019–2027[4,5]	13,838	13,716
CONSOL Energy Inc. 5.875% 2022	11,299	11,596
NGL Energy Partners LP 6.875% 2021	6,415	6,575
Southwestern Energy Co. 4.10% 2022	8,915	8,804
Teekay Corp. 8.50% 2020	11,168	11,419
Weatherford International PLC 6.75% 2040	7,755	6,398
Weatherford International PLC 4.50%–9.88% 2021–2042	12,680	11,458
Other securities		161,929
		281,870

Health care 12.43%
Centene Corp. 4.75% 2022	6,515	6,792
Molina Healthcare, Inc. 5.375% 2022	10,285	10,774
Molina Healthcare, Inc. 4.875% 2025[5]	3,975	3,985
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,4,7,8,9]	6,709	6,343
Tenet Healthcare Corp. 4.38%–8.13% 2021–2025[5]	12,272	12,161
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,490	6,886
Tenet Healthcare Corp., First Lien 4.50%–4.75% 2020–2021	5,405	5,510
Valeant Pharmaceuticals International, Inc. 5.875% 2023[5]	8,860	8,229
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	17,245	15,844
Valeant Pharmaceuticals International, Inc. 5.38%–9.00% 2020–2025[5]	15,503	15,897
Other securities		88,292
		180,713

Consumer discretionary 12.12%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	10,320	10,746
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	6,025	5,889
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00%–5.88% 2023–2027[5]	9,450	9,547
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,563	12,359
iHeartCommunications, Inc. 9.00% 2019	10,385	7,763
Petsmart, Inc. 5.875% 2025[5]	11,175	8,633
Petsmart, Inc. 7.13%–8.88% 2023–2025[5]	7,785	4,702
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.57% 2022[2,3,4]	1,952	1,573
Sotheby’s 4.875% 2025[5]	6,870	6,793
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[5]	6,525	6,737
Other securities		101,530
		176,272

Materials 12.00%
Cleveland-Cliffs Inc. 4.875% 2024[5]	1,800	1,800
Cliffs Natural Resources Inc. 5.75% 2025[5]	14,550	13,932
Cliffs Natural Resources Inc. 6.25% 2040	1,735	1,366
First Quantum Minerals Ltd. 7.00% 2021[5]	8,505	8,845
First Quantum Minerals Ltd. 7.50% 2025[5]	12,400	13,500
First Quantum Minerals Ltd. 7.25% 2022–2023[5]	3,900	4,141
Freeport-McMoRan Inc. 3.55% 2022	6,715	6,656
Ryerson Inc. 11.00% 2022[5]	6,336	7,104
Other securities		117,113
		174,457

American Funds Insurance Series	99

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services 9.34%
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	$5,367	$5,461
Frontier Communications Corp. 11.00% 2025	11,850	8,769
Frontier Communications Corp. 8.50%–10.50% 2020–2022	11,405	9,156
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.07% 2020 (100% PIK)[2,3,4,7]	8,690	8,082
SoftBank Group Corp. 4.50% 2020[5]	8,550	8,755
Sprint Capital Corp. 8.75% 2032	1,025	1,166
Sprint Corp. 11.50% 2021	5,880	7,130
Sprint Nextel Corp. 6.88%–7.88% 2021–2028	14,295	14,861
Wind Tre SpA 5.00% 2026[5]	6,675	6,381
Other securities		65,969
		135,730

Industrials 8.54%
Associated Materials, LLC 9.00% 2024[5]	7,125	7,713
Brand Energy 8.5% 2025[5]	6,005	6,320
Corporate Risk Holdings LLC 9.50% 2019[5]	12,782	13,373
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[5,7,8,9]	1,112	1,190
DAE Aviation Holdings, Inc. 10.00% 2023[5]	7,065	7,771
Other securities		87,784
		124,151

Information technology 8.03%
Camelot Finance SA 7.875% 2024[5]	5,630	6,024
Gogo Inc. 12.50% 2022[5]	11,050	12,500
Infor Software 7.125% 2021[5,7]	5,785	5,944
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.627% 2024[2,3,4]	7,870	8,187
Unisys Corp. 10.75% 2022[5]	7,275	8,166
Other securities		75,875
		116,696

Utilities 4.10%
AES Corp. 7.375% 2021	5,925	6,680
AES Corp. 4.88%–8.00% 2020–2027[5]	13,506	14,412
Other securities		38,456
		59,548

Financials 3.23%
CIT Group Inc. 3.875% 2019	6,835	6,921
Other securities		40,079
		47,000

Real estate 2.11%
Iron Mountain Inc. 5.75% 2024	5,975	6,080
Other securities		24,604
		30,684

Consumer staples 2.05%
Other securities		29,872

Total corporate bonds & notes		1,356,993

Other bonds & notes 0.91%
U.S. Treasury 1.25% 2019	10,000	9,921
Other securities		3,417
		13,338

Total bonds, notes & other debt instruments (cost: $1,356,968,000)		1,370,331

100	American Funds Insurance Series

High-Income Bond Fund

Convertible bonds 0.40%	Principal amount (000)	Value (000)
Energy 0.08%
Weatherford International PLC 5.875% 2021	$527	$572
Other securities		585
		1,157

Other 0.15%
Other securities		2,159

Miscellaneous 0.17%
Other convertible bonds in initial period of acquisition		2,544

Total convertible bonds (cost: $5,582,000)		5,860

Convertible stocks 0.91%	Shares
Industrials 0.68%
Associated Materials, LLC, 14.00% convertible preferred 2020[8,9]	4,850	5,553
Other securities		4,257
		9,810

Information technology 0.04%
Other securities		643

Telecommunication services 0.01%
Frontier Communications Corp., Series A, convertible preferred	10,000	108

Miscellaneous 0.18%
Other convertible stocks in initial period of acquisition		2,619

Total convertible stocks (cost: $15,788,000)		13,180

Common stocks 0.75%
Information technology 0.26%
Corporate Risk Holdings I, Inc.[6,8,9,10]	218,504	3,863
Other securities		—
		3,863

Other 0.32%
Other securities		4,531

Miscellaneous 0.17%
Other common stocks in initial period of acquisition		2,462

Total common stocks (cost: $26,386,000)		10,856

Rights & warrants 0.00%
Utilities 0.00%
Other securities		36

Total rights & warrants (cost: $63,000)		36

American Funds Insurance Series	101

High-Income Bond Fund

Short-term securities 1.68%	Principal amount (000)	Value (000)
General Electric Co. 1.42% due 1/2/2018	$13,600	$13,598
U.S. Treasury Bills 1.11% due 1/11/2018	10,800	10,796

Total short-term securities (cost: $24,396,000)		24,394
Total investment securities 97.99% (cost: $1,429,183,000)		1,424,657
Other assets less liabilities 2.01%		29,223

Net assets 100.00%		$1,453,880

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$431	$—	$431
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	81	—	81
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(90)	—	(90)

					$—	$422

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2017 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$108,000	$(8,915)	$(8,496)	$(419)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Scheduled interest and/or principal payment was not received.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $89,280,000, which represented 6.14% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $745,292,000, which represented 51.26% of the net assets of the fund.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $32,234,000, which represented 2.22% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Security did not produce income during the last 12 months.

102	American Funds Insurance Series

High-Income Bond Fund

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$20,695	$21,099	1.45%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	1,600	1,612	.11
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	3,863	.27
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Other securities	12/13/2012-11/15/2016	17,830	8,493	.58
Total private placement securities		$42,553	$35,067	2.41%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	103

Mortgage Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 95.14%	Principal amount (000)	Value (000)
Mortgage-backed obligations 63.46%
Federal agency mortgage-backed obligations 60.15%
Fannie Mae 4.00% 2047[1]	$7,816	$8,189
Fannie Mae 4.00% 2047[1]	4,844	5,075
Fannie Mae 4.00% 2048[1,2]	17,250	18,026
Fannie Mae 4.50% 2048[1,2]	3,700	3,932
Fannie Mae 4.00%–5.00% 2036[1]	1,133	1,196
Freddie Mac 4.00% 2036[1]	5,848	6,186
Freddie Mac 4.00% 2047[1]	9,510	9,960
Freddie Mac 4.00% 2048[1,2]	25,000	26,154
Freddie Mac 4.00% 2048[1,2]	22,854	23,877
Freddie Mac Pool #760014 2.969% 2045[1,3]	2,989	3,001
Freddie Mac, Series KJ02, Class A2, Multi Family 2.597% 2020[1]	3,704	3,722
Freddie Mac, Series K031, Class A2, Multi Family 3.30% 2023[1,3]	4,722	4,914
Freddie Mac 3.31%–5.00% 2023–2036[1,3]	3,696	3,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 2056[1]	1,814	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,675	1,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[1]	13,810	13,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	8,325	8,518
Government National Mortgage Assn. 5.50% 2040[1]	2,246	2,499
Government National Mortgage Assn. 3.50% 2043[1]	2,453	2,558
Government National Mortgage Assn. 3.50% 2043[1]	1,754	1,816
Government National Mortgage Assn. 3.50% 2043[1]	1,714	1,783
Government National Mortgage Assn. 4.25% 2044[1]	1,764	1,867
Government National Mortgage Assn. 4.00% 2047[1]	17,763	18,613
Government National Mortgage Assn. 4.50% 2048[1,2]	4,950	5,193
Government National Mortgage Assn. 4.737% 2065[1]	1,697	1,769
Government National Mortgage Assn. 4.62% 2066[1]	1,792	1,900
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	15,339	15,981
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,544	4,557
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	680	700
Other securities		1,473
		204,633

Collateralized mortgage-backed (privately originated) 3.28%
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	2,160	2,175
Other securities		8,985
		11,160

Commercial mortgage-backed securities 0.03%
Other securities		91

Total mortgage-backed obligations		215,884

U.S. Treasury bonds & notes 16.09%
U.S. Treasury 10.57%
U.S. Treasury 1.875% 2022	19,800	19,515
U.S. Treasury 1.875% 2022[5]	5,000	4,941
U.S. Treasury 2.00% 2022	7,300	7,238
U.S. Treasury 2.50% 2024	2,500	2,528
U.S. Treasury 1.50%–2.13% 2020–2022	1,744	1,735
		35,957

104	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 5.52%
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	$7,489	$7,501
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	124	163
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	7,025	7,095
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	3,466	4,004
		18,763

Total U.S. Treasury bonds & notes		54,720

Federal agency bonds & notes 12.22%
Fannie Mae 1.88%–2.00% 2022	21,800	21,617
Federal Home Loan Bank 1.38%–1.88% 2021	13,000	12,852
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,087
		41,556

Asset-backed obligations 3.32%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,829
Other securities		9,456
		11,285

Corporate bonds & notes 0.05%
Financials 0.05%
Other securities		187

Total bonds, notes & other debt instruments (cost: $322,647,000)		323,632

Short-term securities 27.27%
Apple Inc. 1.22% due 1/12/2018[4]	4,000	3,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.49% due 1/10/2018	7,000	6,996
CAFCO, LLC 1.39% due 2/2/2018[4]	3,900	3,894
Eli Lilly and Co. 1.28% due 1/8/2018[4]	9,000	8,996
Emerson Electric Co. 1.27% due 1/29/2018[4]	5,500	5,493
Federal Farm Credit Banks 1.32% due 4/19/2018	5,000	4,978
Federal Home Loan Bank 1.15%–1.30% due 1/5/2018–2/14/2018	25,750	25,731
General Electric Co. 1.42% due 1/2/2018	6,000	5,999
National Rural Utilities Cooperative Finance Corp. 1.51% due 1/17/2018	5,000	4,996
Paccar Financial Corp. 1.26% due 1/12/2018	5,500	5,497
Private Export Funding Corp. 1.25% due 1/4/2018[4]	8,210	8,208
Toronto-Dominion Bank 1.45% due 3/16/2018[4]	8,000	7,971

Total short-term securities (cost: $92,772,000)		92,757
Total investment securities 122.41% (cost: $415,419,000)		416,389
Other assets less liabilities (22.41)%		(76,219)

Net assets 100.00%		$340,170

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,579,000, which represented .46% of the net assets of the fund.

American Funds Insurance Series	105

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2017[8] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$12,689	$(73)
20 Year U.S. Treasury Bond Futures	Long	48	March 2018	4,800	7,344	8
30 Year Ultra U.S. Treasury Bond Futures	Long	11	March 2018	1,100	1,844	13
5 Year U.S. Treasury Note Futures	Long	1,136	April 2018	113,600	131,962	(580)
						$(632)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2017 (000)
3-month USD-LIBOR	1.217%	9/22/2021	$11,500	$406	$—	$406
3-month USD-LIBOR	1.225%	9/22/2021	11,500	402	—	402
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	485	—	485
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(202)	—	(202)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(91)	—	(91)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(441)	—	(441)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(23)	—	(23)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	104	—	104
3-month USD-LIBOR	2.27%	12/5/2026	8,500	63	—	63
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(564)	—	(564)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(270)	—	(270)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(283)	—	(283)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(418)	—	(418)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.454%	1/15/2045	3,200	55	—	55
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	6	—	6
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(25)	—	(25)
U.S. EFFR	2.145%	11/9/2047	2,200	4	—	4
U.S. EFFR	2.153%	11/10/2047	2,200	— [9]	—	— [9]
U.S. EFFR	2.155%	11/10/2047	1,280	— [9]	—	— [9]
U.S. EFFR	2.17%	11/13/2047	2,320	(8)	—	(8)
					$—	$(786)

106	American Funds Insurance Series

Mortgage Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $57,740,000, which represented 16.97% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,383,000, which represented 2.17% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	107

Ultra-Short Bond Fund

Investment portfolio December 31, 2017

Short-term securities 100.30%	Principal amount (000)	Value (000)
Commercial paper 82.90%
American Honda Finance Corp. 1.43% due 1/24/2018	$8,100	$8,092
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.56% due 2/14/2018[1]	9,000	8,980
BMW U.S. Capital LLC 1.59% due 3/19/2018[1]	5,000	4,983
British Columbia (Province of) 1.27% due 1/16/2018	11,000	10,992
CAFCO, LLC 1.41% due 2/13/2018[1]	10,500	10,479
Cisco Systems, Inc. 1.50% due 2/15/2018[1]	8,000	7,984
DBS Bank Ltd. 1.42%–1.46% due 2/2/2018–2/15/2018[1]	10,600	10,581
Estée Lauder Companies Inc. 1.49% due 1/22/2018[1]	5,000	4,995
ExxonMobil Corp. 1.40% due 1/23/2018	6,300	6,294
General Electric Co. 1.42% due 1/2/2018	11,000	10,998
IBM Credit LLC 1.62% due 3/13/2018[1]	8,600	8,573
John Deere Canada ULC 1.32% due 1/5/2018[1]	2,200	2,199
KfW 1.32% due 1/12/2018[1]	12,000	11,994
Liberty Street Funding Corp. 1.40% due 2/1/2018[1]	10,000	9,985
Mizuho Bank, Ltd. 1.40% due 2/15/2018[1]	10,000	9,978
National Australia Bank Ltd. 1.65% due 4/4/2018[1]	8,900	8,860
Nordea Bank AB 1.37% due 2/14/2018[1]	10,500	10,480
Old Line Funding, LLC 1.36% due 1/22/2018[1]	4,400	4,395
Paccar Financial Corp. 1.28% due 1/9/2018	5,100	5,098
Province of Alberta 1.45% due 1/10/2018[1]	3,700	3,698
Prudential Funding, LLC 1.35% due 1/12/2018	10,500	10,494
Qualcomm Inc. 1.32% due 2/6/2018[1]	7,800	7,787
Québec (Province of) 1.49% due 1/18/2018[1]	11,000	10,991
Royal Bank of Canada 1.34% due 1/8/2018	6,000	5,998
Simon Property Group, L.P. 1.54% due 3/15/2018[1]	6,100	6,080
Société Générale 1.41% due 1/31/2018[1]	10,400	10,385
Swedbank AB 1.51% due 3/21/2018	5,000	4,984
Total Capital Canada Ltd. 1.66% due 3/16/2018[1]	10,100	10,066
Toyota Industries Commercial Finance, Inc. 1.37% due 1/22/2018[1]	6,200	6,194
Unilever Capital Corp. 1.43% due 2/26/2018[1]	9,600	9,577
Walt Disney Co. 1.45% due 1/29/2018[1]	10,500	10,487
		252,681

Federal agency discount notes 17.40%
Federal Home Loan Bank 1.08%–1.32% due 1/5/2018–2/28/2018	53,100	53,046

Total short-term securities (cost: $305,768,000)		305,727
Total investment securities 100.30% (cost: $305,768,000)		305,727
Other assets less liabilities (0.30)%		(922)

Net assets 100.00%		$304,805

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,731,000, which represented 62.25% of the net assets of the fund.

See Notes to Financial Statements

108	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2017

Bonds, notes & other debt instruments 92.82%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 50.54%
U.S. Treasury 40.71%
U.S. Treasury 1.125% 2021	$31,950	$30,869
U.S. Treasury 1.75% 2021[1]	40,540	39,981
U.S. Treasury 2.00% 2021	46,300	46,077
U.S. Treasury 2.00% 2021	44,350	44,207
U.S. Treasury 2.00% 2021	26,500	26,461
U.S. Treasury 2.125% 2021	23,450	23,475
U.S. Treasury 2.25% 2021	64,745	65,141
U.S. Treasury 2.25% 2021	38,000	38,258
U.S. Treasury 1.75% 2022	198,300	194,846
U.S. Treasury 1.875% 2022	63,000	62,254
U.S. Treasury 1.875% 2022	45,000	44,395
U.S. Treasury 2.00% 2022	80,000	79,316
U.S. Treasury 2.00% 2022	43,510	43,121
U.S. Treasury 1.50% 2023	26,020	25,111
U.S. Treasury 1.625% 2023	38,150	36,961
U.S. Treasury 2.125% 2023	64,095	63,582
U.S. Treasury 2.125% 2024	115,975	114,525
U.S. Treasury 2.25% 2024	40,550	40,365
U.S. Treasury 2.50% 2024	44,000	44,502
U.S. Treasury 2.75% 2047	50,501	50,572
U.S. Treasury 1.13%–6.25% 2021–2047	148,817	149,234
		1,263,253

U.S. Treasury inflation-protected securities 9.83%
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	27,223	26,981
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	86,645	86,784
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,864	28,333
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	68,267	67,914
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	45,728	52,818
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2020–2047[2]	41,535	42,269
		305,099

Total U.S. Treasury bonds & notes		1,568,352

Mortgage-backed obligations 25.34%
Federal agency mortgage-backed obligations 25.34%
Fannie Mae 3.50% 2033[3,4]	30,000	30,946
Fannie Mae 3.00% 2036[3]	29,057	29,534
Fannie Mae 4.00% 2047[3]	34,100	35,730
Fannie Mae 4.00% 2047[3]	23,761	24,893
Fannie Mae 4.50% 2047[3]	25,443	27,113
Fannie Mae 4.50% 2048[3,4]	75,000	79,804
Fannie Mae 0%–9.50% 2022–2048[3,4,5]	105,743	110,011
Freddie Mac 4.00% 2047[3]	23,965	25,098
Freddie Mac 4.00% 2048[3,4]	50,000	52,309
Freddie Mac 0%–5.50% 2020–2048[3,4,5]	113,700	117,766
Government National Mortgage Assn. 4.00% 2047[3]	63,961	67,023
Government National Mortgage Assn. 4.50% 2048[3,4]	30,525	32,022
Government National Mortgage Assn. 1.99%–6.64% 2034–2065[3,5]	90,528	94,637
Other securities		59,617
		786,503

Federal agency bonds & notes 16.94%
Fannie Mae 1.25%–7.13% 2019–2030	31,400	32,762
Federal Home Loan Bank 1.75%–5.50% 2018–2036	91,315	92,402
Freddie Mac 3.75% 2019	12,750	13,040
Tennessee Valley Authority 2.88%–5.88% 2021–2060	47,305	50,606
TVA Southaven 3.846% 2033[3]	1,418	1,444
U.S. Department of Housing and Urban Development 1.33%–3.70% 2018–2034	83,632	84,747
United States Agency for International Development, Iraq (Republic of), 2.149% 2022	6,670	6,634

American Funds Insurance Series	109

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
United States Agency for International Development, Jordan (Kingdom of) 1.95%–3.00% 2019–2025	$194,000	$196,981
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,621	4,311
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,904
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,742
Other securities		34,007
		525,580

Total bonds, notes & other debt instruments (cost: $2,881,337,000)		2,880,435

Short-term securities 14.77%
Apple Inc. 1.24% due 1/30/2018[6]	35,000	34,955
Ciesco LLC 1.87% due 6/25/2018[6]	50,000	49,544
Cisco Systems, Inc. 1.36% due 3/8/2018[6]	45,000	44,872
ExxonMobil Corp. 1.40% due 1/23/2018	31,400	31,370
Federal Home Loan Bank 1.16% due 2/2/2018	25,000	24,974
Kimberly-Clark Corp. 1.48% due 1/16/2018[6]	25,000	24,981
Microsoft Corp. 1.27%–1.30% due 1/16/2018–1/23/2018[6]	70,000	69,945
Paccar Financial Corp. 1.22%–1.28% due 1/8/2018–1/16/2018	42,400	42,375
Sumitomo Mitsui Banking Corp. 1.44% due 1/11/2018[6]	40,000	39,979
Walt Disney Co. 1.25% due 1/19/2018[6]	35,000	34,970
Other securities		60,315

Total short-term securities (cost: $458,355,000)		458,280
Total investment securities 107.59% (cost: $3,339,692,000)		3,338,715
Other assets less liabilities (7.59)%		(235,400)

Net assets 100.00%		$3,103,315

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 12/31/2017[8] (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
10 Year U.S. Treasury Note Futures	Long	2,734	March 2018	$273,400	$339,144	$(813)
20 Year U.S. Treasury Bond Futures	Long	195	March 2018	19,500	29,835	31
10 Year Ultra U.S. Treasury Note Futures	Short	175	March 2018	(17,500)	(23,373)	110
30 Year Ultra U.S. Treasury Bond Futures	Short	219	March 2018	(21,900)	(36,717)	(23)
5 Year U.S. Treasury Note Futures	Long	14,014	April 2018	1,401,400	1,627,923	(6,730)
2 Year U.S. Treasury Note Futures	Long	2,111	April 2018	422,200	451,985	(380)
90 Day Euro Dollar Futures	Short	905	September 2018	(226,250)	(221,635)	245
90 Day Euro Dollar Futures	Long	1,595	December 2018	398,750	390,197	(242)
90 Day Euro Dollar Futures	Short	1,920	December 2019	(480,000)	(468,816)	357
						$(7,445)

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
1.345%	U.S. EFFR	1/31/2018	$1,078,000	$(56)	$—	$(56)
1.3475%	U.S. EFFR	1/31/2018	1,747,000	(86)	—	(86)
1.329%	U.S. EFFR	3/27/2019	131,000	(632)	—	(632)
1.32625%	U.S. EFFR	4/5/2019	68,800	(345)	—	(345)
1.34875%	U.S. EFFR	4/5/2019	120,000	(568)	—	(568)
1.337%	U.S. EFFR	6/8/2019	121,000	(730)	—	(730)
1.367%	U.S. EFFR	6/12/2019	60,500	(341)	—	(341)
1.37%	U.S. EFFR	6/14/2019	60,500	(341)	—	(341)
1.362%	U.S. EFFR	6/21/2019	60,500	(355)	—	(355)
1.351%	U.S. EFFR	6/28/2019	60,500	(372)	—	(372)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(526)	—	(526)
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(444)	—	(444)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,116	—	2,116
3-month USD-LIBOR	1.225%	9/22/2021	60,000	2,099	—	2,099
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	175	—	175
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	915	—	915
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	474	—	474
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	477	—	477
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(10)	—	(10)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	1,002	—	1,002
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	1,092	—	1,092
3-month USD-LIBOR	1.948%	7/28/2022	20,000	239	—	239
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,280	—	2,280
2.75%	3-month USD-LIBOR	9/2/2022	280,000	2,020	—	2,020
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(511)	—	(511)
2.00965%	3-month USD-LIBOR	10/6/2022	49,000	(498)	—	(498)
1.9855%	3-month USD-LIBOR	10/17/2022	29,500	(331)	—	(331)
1.98%	3-month USD-LIBOR	10/17/2022	29,500	(339)	—	(339)
2.08613%	3-month USD-LIBOR	11/17/2022	38,300	(257)	—	(257)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(267)	—	(267)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(28)	—	(28)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	(6)	—	(6)
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	92	—	92
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	321	—	321
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	148	—	148
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(998)	—	(998)
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	712	—	712
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,408	—	1,408
3-month USD-LIBOR	2.24%	12/5/2026	55,100	545	—	545
3-month USD-LIBOR	2.27%	12/5/2026	44,900	335	—	335
2.579%	3-month USD-LIBOR	3/14/2027	53,000	929	—	929
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(144)	—	(144)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	127	—	127
3-month USD-LIBOR	2.31613%	11/17/2027	19,800	124	—	124
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(2,240)	—	(2,240)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,418)	—	(2,418)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,252)	—	(7,252)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,160)	—	(2,160)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,262)	—	(2,262)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(404)	—	(404)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	75	—	75
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	18	—	18
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,030)	—	(1,030)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	24	—	24
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(422)	—	(422)

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2017 (000)
3-month USD-LIBOR	2.5015%	8/17/2047	$4,600	$33	$—	$33
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	24	—	24
3-month USD-LIBOR	2.436%	9/19/2047	10,500	230	—	230
2.53563%	3-month USD-LIBOR	10/3/2047	20,000	(4)	—	(4)
3-month USD-LIBOR	2.56315%	10/6/2047	11,000	(65)	—	(65)
3-month USD-LIBOR	2.495%	10/17/2047	6,300	56	—	56
3-month USD-LIBOR	2.4975%	10/17/2047	6,300	52	—	52
U.S. EFFR	2.166%	10/23/2047	10,000	(28)	—	(28)
U.S. EFFR	2.145%	11/9/2047	15,400	29	—	29
U.S. EFFR	2.153%	11/10/2047	15,300	1	—	1
U.S. EFFR	2.155%	11/10/2047	8,640	(3)	—	(3)
U.S. EFFR	2.17%	11/13/2047	15,660	(57)	—	(57)
2.5735%	3-month USD-LIBOR	12/21/2047	5,400	45	—	45
3-month USD-LIBOR	2.57553%	12/29/2047	13,000	(115)	—	(115)
					$—	$(8,428)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $61,762,000, which represented 1.99% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $339,563,000, which represented 10.94% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

112	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2017

Growth funds 80.05%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,960,791	$230,498

Total growth funds (cost: $200,842,000)		230,498

Fixed income funds 15.11%
American Funds Insurance Series – Bond Fund, Class 1	4,022,202	43,520

Total fixed income funds (cost: $44,022,000)		43,520

Short-term securities 4.89%
Government Cash Management Fund	14,078,452	14,078

Total short-term securities (cost: $14,078,000)		14,078
Total investment securities 100.05% (cost: $258,942,000)		288,096
Other assets less liabilities (0.05)%		(137)

Net assets 100.00%		$287,959

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	130	March 2018	$13,000	$15,101	$(38)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth funds 80.05%
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	902,012	763,063	2,960,791	$(2,465)	$35,900	$1,621	$230,498

Fixed income funds 15.11%
American Funds Insurance Series – Bond Fund, Class 1	—	4,068,037	45,835	4,022,202	(5)	(502)	674	43,520
Total 95.16%					$(2,470)	$35,398	$2,295	$274,018

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	113

Managed Risk International Fund

Investment portfolio December 31, 2017

Growth funds 80.15%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,479,657	$118,964

Total growth funds (cost: $99,690,000)		118,964

Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	22,323

Total fixed income funds (cost: $22,581,000)		22,323

Short-term securities 4.85%
Government Cash Management Fund	7,200,311	7,200

Total short-term securities (cost: $7,200,000)		7,200
Total investment securities 100.04% (cost: $129,471,000)		148,487
Other assets less liabilities (0.04)%		(64)

Net assets 100.00%		$148,423

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	66	March 2018	$6,600	$7,667	$(19)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth funds 80.15%
American Funds Insurance Series – International Fund, Class 1	5,381,857	1,475,679	1,377,879	5,479,657	$(584)	$29,000	$1,667	$118,964

Fixed income funds 15.04%
American Funds Insurance Series – Bond Fund, Class 1	—	2,098,231	35,081	2,063,150	(2)	(258)	345	22,323
Total 95.19%					$(586)	$28,742	$2,012	$141,287

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2017

Growth-and-income funds 80.32%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	$294,702

Total growth-and-income funds (cost: $263,402,000)		294,702

Fixed income funds 14.92%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	54,729

Total fixed income funds (cost: $55,397,000)		54,729

Short-term securities 4.82%
Government Cash Management Fund	17,696,252	17,696

Total short-term securities (cost: $17,696,000)		17,696
Total investment securities 100.06% (cost: $336,495,000)		367,127
Other assets less liabilities (0.06)%		(223)

Net assets 100.00%		$366,904

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	167	March 2018	$16,700	$19,399	$(49)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth-and-income funds 80.32%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	6,791,546	7,387,915	19,699,331	$228	$31,593	$6,425	$294,702

Fixed income funds 14.92%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	—	4,549,444	18,953	4,530,491	1	(668)	690	54,729
Total 95.24%					$229	$30,925	$7,115	$349,431

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2017

Growth-and-income funds 80.07%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	$167,322

Total growth-and-income funds (cost: $153,163,000)		167,322

Fixed income funds 15.10%
American Funds Insurance Series – Bond Fund, Class 1	2,916,097	31,552

Total fixed income funds (cost: $31,921,000)		31,552

Short-term securities 4.88%
Government Cash Management Fund	10,195,681	10,196

Total short-term securities (cost: $10,196,000)		10,196
Total investment securities 100.05% (cost: $195,280,000)		209,070
Other assets less liabilities (0.05)%		(102)

Net assets 100.00%		$208,968

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	95	March 2018	$9,500	$11,036	$(28)

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Growth-and-income funds 80.07%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	831,566	915,308	3,331,787	$(2,960)	$24,457	$2,622	$167,322

Fixed income funds 15.10%
American Funds Insurance Series – Bond Fund, Class 1	—	2,928,337	12,240	2,916,097	(1)	(369)	492	31,552
Total 95.17%					$(2,961)	$24,088	$3,114	$198,874

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2017

Asset allocation funds 95.19%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	$4,240,142

Total asset allocation funds (cost: $3,901,495,000)		4,240,142

Short-term securities 4.87%
Government Cash Management Fund	217,109,926	217,110

Total short-term securities (cost: $217,110,000)		217,110
Total investment securities 100.06% (cost: $4,118,605,000)		4,457,252
Other assets less liabilities (0.06)%		(2,842)

Net assets 100.00%		$4,454,410

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 12/31/2017[2] (000)	Unrealized depreciation at 12/31/2017 (000)
5 Year U.S. Treasury Note Futures	Long	2,033	March 2018	$203,300	$236,162	$(592)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 12/31/2017 (000)
Asset allocation funds 95.19%
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	27,323,215	1,943,343	178,833,494	$4,957	$329,625	$70,949	$4,240,142

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.

See Notes to Financial Statements

American Funds Insurance Series	117

Financial statements

Statements of assets and liabilities
at December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,252,509	$4,283,077		$25,039,262		$9,755,613	$3,548,151
Affiliated issuers	—	32,175		—		—	—
Cash	826	285		5,966		224	267
Cash denominated in currencies other than U.S. dollars	77	—	*	—	*	1,557	17
Unrealized appreciation on open forward currency contracts	15	89		—		—	69
Receivables for:
Sales of investments	244	6,683		—		10,136	4,948
Sales of fund’s shares	2,175	780		5,686		2,305	1,438
Dividends and interest	6,980	4,576		9,570		18,169	5,876
Closed forward currency contracts	—	44		—		—	—
Variation margin on futures contracts	—	—		—		—	—
Variation margin on swap contracts	—	—		—		—	—
Other	91	77		40		325	10
	6,262,917	4,327,786		25,060,524		9,788,329	3,560,776
Liabilities:
Unrealized depreciation on open forward currency contracts	—	1,192		—		355	392
Payables for:
Purchases of investments	5,023	4,588		19,283		9,764	7,084
Repurchases of fund’s shares	14,501	2,894		43,820		10,041	1,590
Investment advisory services	2,734	2,529		6,875		4,021	2,064
Services provided by related parties	943	599		3,764		1,069	337
Trustees’ deferred compensation	71	48		517		220	31
Closed forward currency contracts	—	—		—		—	—
Variation margin on futures contracts	—	—		—		—	—
Variation margin on swap contracts	—	—		—		—	—
Non-U.S. taxes	4,352	754		219		4,753	16,164
Other	217	144		588		284	401
	27,841	12,748		75,066		30,507	28,063
Net assets at December 31, 2017	$6,235,076	$4,315,038		$24,985,458		$9,757,822	$3,532,713

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,621,863	$3,116,123		$13,105,139		$7,085,727	$2,609,444
Undistributed (distributions in excess of) net investment income	3,242	10,507		41,109		2,852	4,643
Undistributed (accumulated) net realized gain (loss)	427,988	238,153		2,386,299		458,991	92,357
Net unrealized appreciation (depreciation)	2,181,983	950,255		9,452,911		2,210,252	826,269
Net assets at December 31, 2017	$6,235,076	$4,315,038		$24,985,458		$9,757,822	$3,532,713

Investment securities, at cost:
Unaffiliated issuers	$4,066,420	$3,337,949		$15,586,391		$7,542,215	$2,705,479
Affiliated issuers	—	25,519		—		—	—
Cash denominated in currencies other than U.S. dollars, at cost	77	—	*	—	*	1,552	17

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

118	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$9,376,768	$2,106,326		$30,709,873	$1,460,513	$599,194	$25,925,861	$356,247	$12,735,377	$2,492,473
—	—		—	—	—	233,520	—	—	—
74	327		2,827	190	387	13,225	88	6,703	48
—	—	*	82	305	99	575	32	8,467	1,392
—	—		—	—	—	—	144	10,220	4,906

—	9,418		14	420	14,350	242,667	3,300	901,567	48,509
1,782	665		8,715	339	760	30,699	621	5,401	1,723
11,389	4,262		38,831	4,986	2,318	60,752	1,283	66,255	18,888
—	—		—	—	—	—	11	—	253
—	—		—	—	—	58	—	1,377	192
—	—		—	—	—	68	—	651	367
30	113		225	60	12	365	21	335	286
9,390,043	2,121,111		30,760,567	1,466,813	617,120	26,507,790	361,747	13,736,353	2,569,037

—	—		—	—	—	—	269	2,678	4,246

—	13,327		20,032	204	22,077	827,715	7,055	3,028,664	94,178
5,780	1,249		34,294	2,188	8	9,032	54	1,676	162
3,073	1,048		6,737	740	248	5,754	195	3,275	1,101
877	358		3,401	82	75	2,124	57	992	274
78	22		591	9	2	253	2	115	24
—	—		—	—	—	—	2	—	899
—	—		—	—	—	191	—	37	9
—	—		—	—	—	181	—	1,058	282
220	2,563		2,618	1,528	11	131	150	—	235
166	98		532	95	242	2,315	64	164	49
10,194	18,665		68,205	4,846	22,663	847,696	7,848	3,038,659	101,459
$9,379,849	$2,102,446		$30,692,362	$1,461,967	$594,457	$25,660,094	$353,899	$10,697,694	$2,467,578

$6,329,001	$1,433,416		$19,750,659	$1,270,668	$560,897	$19,078,377	$295,581	$10,588,572	$2,421,281
37,271	6,666		88,048	4,347	261	92,516	(671)	35,376	2,784
718,730	151,697		2,154,031	(4,704)	1,369	1,230,620	1,590	11,921	6,180
2,294,847	510,667		8,699,624	191,656	31,930	5,258,581	57,399	61,825	37,333
$9,379,849	$2,102,446		$30,692,362	$1,461,967	$594,457	$25,660,094	$353,899	$10,697,694	$2,467,578

$7,081,951	$1,593,223		$22,008,737	$1,267,746	$567,274	$20,455,210	$298,597	$12,684,562	$2,454,021
—	—		—	—	—	438,627	—	—	—
—	—	*	82	305	99	575	32	8,384	1,371

American Funds Insurance Series	119

Statements of assets and liabilities
at December 31, 2017

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,424,657		$416,389	$305,727	$3,338,715	$14,078
Affiliated issuers	—		—	—	—	274,018
Cash	7,789		184	78	1,154	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	5,688		69,814	—	93,294	—
Sales of fund’s shares	231		159	129	791	424
Dividends and interest	22,421		1,001	—	13,174	14
Deposits at brokers for futures contracts	—		—	—	—	81
Variation margin on futures contracts	—		152	—	2,137	12
Variation margin on swap contracts	23		86	—	1,629	—
Other	168		1	—	21	—
	1,460,977		487,786	305,934	3,450,915	288,627
Liabilities:
Payables for:
Purchases of investments	5,131		147,041	—	342,862	396
Repurchases of fund’s shares	499		240	924	488	7
Investment advisory services	581		121	84	886	24
Services provided by related parties	186		19	60	353	233
Trustees’ deferred compensation	53		2	19	61	1
Variation margin on futures contracts	—		—	—	264	—
Variation margin on swap contracts	184		153	—	2,614	—
Bank overdraft	—		—	—	—	5
Other	463		40	42	72	2
	7,097		147,616	1,129	347,600	668
Net assets at December 31, 2017	$1,453,880		$340,170	$304,805	$3,103,315	$287,959

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,608,594		$339,464	$304,384	$3,108,660	$245,388
Undistributed (distributions in excess of) net investment income	13,377		1,052	462	9,726	1,399
Undistributed (accumulated) net realized gain (loss)	(163,565)		101	—	1,780	12,056
Net unrealized appreciation (depreciation)	(4,526)		(447)	(41)	(16,851)	29,116
Net assets at December 31, 2017	$1,453,880		$340,170	$304,805	$3,103,315	$287,959

Investment securities, at cost:
Unaffiliated issuers	$1,429,183		$415,419	$305,768	$3,339,692	$14,078
Affiliated issuers	—		—	—	—	244,864
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,200		$17,696	$10,196	$217,110
141,287		349,431	198,874	4,240,142
—		—	—	—
—		—	—	—

—		233	12	347
390		19	276	20,891
7		17	10	206
41		104	59	1,271
6		16	9	191
—		—	—	—
—		—	—	—
148,931		367,516	209,436	4,480,158

367		13	258	19,185
3		250	16	1,062
12		31	18	374
120		301	171	3,317
1		1	1	20
—		—	—	—
—		—	—	—
5		6	3	72
—	*	10	1	1,718
508		612	468	25,748
$148,423		$366,904	$208,968	$4,454,410

$134,213		$320,903	$188,490	$3,888,542
1,323		5,669	2,167	53,091
(6,110)		9,749	4,549	174,722
18,997		30,583	13,762	338,055
$148,423		$366,904	$208,968	$4,454,410

$7,200		$17,696	$10,196	$217,110
122,271		318,799	185,084	3,901,495
—		—	—	—

American Funds Insurance Series	121

Statements of assets and liabilities
at December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$2,009,765	$1,639,002	$8,100,634	$5,013,606	$2,049,765
Shares outstanding	65,876	64,573	104,059	230,943	81,020
Net asset value per share	$30.51	$25.38	$77.85	$21.71	$25.30
Class 1A:
Net assets	$2,331	$194	$2,815	$1,637	$662
Shares outstanding	77	8	36	76	26
Net asset value per share	$30.46	$25.36	$77.74	$21.67	$25.25
Class 2:
Net assets	$4,012,273	$2,550,887	$15,716,541	$4,422,688	$1,055,043
Shares outstanding	132,692	103,187	203,181	204,479	42,082
Net asset value per share	$30.24	$24.72	$77.35	$21.63	$25.07
Class 3:
Net assets			$211,654	$31,264
Shares outstanding			2,702	1,437
Net asset value per share			$78.32	$21.75
Class 4:
Net assets	$210,707	$124,955	$953,814	$288,627	$427,243
Shares outstanding	6,993	5,017	12,459	13,478	17,094
Net asset value per share	$30.13	$24.91	$76.56	$21.42	$24.99

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$631,391	$265,116	$37,092	$1,557,932
Shares outstanding	61,972	25,328	3,286	128,979
Net asset value per share	$10.19	$10.47	$11.29	$12.08
Class 1A:
Net assets	$398	$104	$10	$303
Shares outstanding	39	10	1	25
Net asset value per share	$10.18	$10.46	$11.29	$12.08
Class 2:
Net assets	$775,849	$62,581	$248,306	$1,472,985
Shares outstanding	77,355	5,990	22,562	123,162
Net asset value per share	$10.03	$10.45	$11.01	$11.96
Class 3:
Net assets	$12,095		$4,180	$10,219
Shares outstanding	1,182		376	844
Net asset value per share	$10.23		$11.12	$12.11
Class 4:
Net assets	$34,147	$12,369	$15,217	$61,876
Shares outstanding	3,156	1,192	1,367	5,163
Net asset value per share	$10.82	$10.38	$11.13	$11.98
Class P1:
Net assets					$1,672
Shares outstanding					126
Net asset value per share					$13.22
Class P2:
Net assets					$286,287
Shares outstanding					21,794
Net asset value per share					$13.14

*	Amount less than one thousand.

See Notes to Financial Statements

122	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,580,689	$485,159	$15,765,468	$1,120,622	$254,064	$16,556,359	$93,180	$6,434,289	$1,272,735
373,041	30,679	313,948	63,244	24,427	698,250	7,310	594,607	107,164
$14.96	$15.81	$50.22	$17.72	$10.40	$23.71	$12.75	$10.82	$11.88
$630	$132	$2,169	$2,151	$906	$4,226	$251	$1,072	$75
42	8	43	122	87	178	20	99	6
$14.94	$15.81	$50.15	$17.70	$10.39	$23.69	$12.74	$10.80	$11.87
$3,551,426	$1,537,698	$13,930,265	$275,757	$1,470	$5,479,790	$209,277	$3,965,674	$1,164,070
240,001	97,416	280,230	15,612	141	233,306	16,448	371,033	98,747
$14.80	$15.78	$49.71	$17.66	$10.40	$23.49	$12.72	$10.69	$11.79
		$167,461			$37,683
		3,330			1,588
		$50.29			$23.73
$247,104	$79,457	$826,999	$63,437	$338,017	$3,582,036	$51,191	$296,659	$30,698
16,735	5,094	16,773	3,609	32,558	153,077	4,055	27,773	2,624
$14.77	$15.60	$49.31	$17.58	$10.38	$23.40	$12.63	$10.68	$11.70

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$138	$217	$2,485	$1,655,955
12	17	196	121,880
$11.25	$13.04	$12.66	$13.59
$148,285	$366,687	$206,483	$2,798,455
13,298	28,293	16,411	206,542
$11.15	$12.96	$12.58	$13.55

American Funds Insurance Series	123

Statements of operations
for the year ended December 31, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$85,149	$48,804	$246,805	$150,915	$51,286
Interest	2,573	3,295	13,115	12,542	10,886
	87,722	52,099	259,920	163,457	62,172
Fees and expenses*:
Investment advisory services	30,510	28,827	77,148	43,433	23,033
Distribution services	9,963	6,320	39,735	10,764	3,328
Insurance administrative services	354	171	1,544	305	821
Transfer agent services	1	— †	3	1	— †
Administrative services	587	413	2,369	877	327
Reports to shareholders	284	191	1,195	426	157
Registration statement and prospectus	68	87	341	67	43
Trustees’ compensation	50	36	203	73	28
Auditing and legal	68	64	60	63	193
Custodian	888	596	531	1,552	1,271
Other	37	82	17	28	53
Total fees and expenses before waivers/reimbursements	42,810	36,787	123,146	57,589	29,254
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	42,810	36,787	123,146	57,589	29,254
Net investment income	44,912	15,312	136,774	105,868	32,918
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	434,542	215,857	2,561,326	449,195	239,723
Affiliated issuers*	—	(3,537)	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	241	(4,263)	—	(9,021)	(881)
Swap contracts	—	—	—	—	—
Currency transactions	(1,592)	(154)	(253)	(1,490)	(1,852)
	433,191	207,903	2,561,073	438,684	236,990
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	1,102,369	714,910	3,159,720	1,848,284	568,118
Affiliated issuers	—	18,554	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	(344)	(2,489)	—	1,789	(333)
Swap contracts	—	—	—	—	—
Currency translations	491	111	77	463	(197)
	1,102,516	731,086	3,159,797	1,850,536	567,588
Net realized gain (loss) and unrealized appreciation (depreciation)	1,535,707	938,989	5,720,870	2,289,220	804,578
Net increase in net assets resulting from operations	$1,580,619	$954,301	$5,857,644	$2,395,088	$837,496

See end of statements of operations for footnotes.

See Notes to Financial Statements

124	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$237,559	$56,575	$539,680	$41,062	$16,366	$306,873	$4,463	$1	$86
3,900	4,539	22,816	3,660	2,435	210,080	2,617	279,063	69,977
241,459	61,114	562,496	44,722	18,801	516,953	7,080	279,064	70,063

35,032	12,085	74,641	8,016	2,505	63,395	1,958	39,232	12,626
9,060	3,813	35,480	779	748	21,595	552	10,290	2,929
440	79	1,515	123	747	8,084	65	360	42
1	— †	3	— †	— †	3	— †	1	— †
901	203	2,848	131	50	2,366	30	1,085	238
345	64	1,221	29	11	1,108	6	456	87
205	16	269	27	28	407	8	211	20
78	18	243	11	4	200	3	96	21
40	112	54	53	51	47	55	46	47
80	346	534	279	43	310	35	268	353
7	9	22	15	7	146	25	91	54
46,189	16,745	116,830	9,463	4,194	97,661	2,737	52,136	16,417

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
46,189	16,745	116,830	9,463	4,194	97,661	2,737	52,136	16,417
195,270	44,369	445,666	35,259	14,607	419,292	4,343	226,928	53,646

686,740	151,815	2,103,780	6,272	9,027	1,240,250	9,394	17,539	(633)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	376	—	17,742	349
—	(157)	—	(143)	(16)	—	(136)	(46,710)	(18,259)
—	—	—	—	—	3,089	—	627	(5,432)
(20)	(372)	(1,163)	(493)	(47)	(251)	18	292	(2,850)
686,720	151,286	2,102,617	5,636	8,964	1,243,464	9,276	(10,510)	(26,825)

550,418	281,665	3,222,476	242,530	35,686	1,919,245	38,441	191,050	128,539
—	—	—	—	—	(35,533)	—	—	—
—	—	—	—	—	(995)	—	(3,048)	(359)
—	(147)	—	105	5	—	(227)	5,615	6,025
—	—	—	—	—	(2,619)	—	(933)	(2,601)
43	120	170	133	18	133	25	357	583
550,461	281,638	3,222,646	242,768	35,709	1,880,231	38,239	193,041	132,187

1,237,181	432,924	5,325,263	248,404	44,673	3,123,695	47,515	182,531	105,362
$1,432,451	$477,293	$5,770,929	$283,663	$59,280	$3,542,987	$51,858	$409,459	$159,008

American Funds Insurance Series	125

Statements of operations
for the year ended December 31, 2017

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$1,001	$—	$—	$—	$2,295
Interest	105,683	6,820	3,240	61,344	120
	106,684	6,820	3,240	61,344	2,415
Fees and expenses*:
Investment advisory services	7,701	1,436	1,017	10,190	371
Distribution services	2,084	180	704	3,883	616
Insurance administrative services	67	25	38	144	619
Transfer agent services	—	— †	— †	— †	— †
Administrative services	165	34	32	301	—
Accounting and administrative services	—	—	—	—	56
Reports to shareholders	58	6	10	97	4
Registration statement and prospectus	15	4	5	26	10
Trustees’ compensation	15	3	3	26	2
Auditing and legal	56	44	42	43	6
Custodian	27	43	1	67	12
Other	38	42	— †	64	4
Total fees and expenses before waivers/reimbursements	10,226	1,817	1,852	14,841	1,700
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	124
Miscellaneous fee reimbursements	—	—	—	—	20
Total waivers/reimbursements of fees and expenses	—	—	—	—	144
Total fees and expenses after waivers/reimbursements	10,226	1,817	1,852	14,841	1,556
Net investment income	96,458	5,003	1,388	46,503	859
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	27,103	(460)	9	(2,118)	—
Affiliated issuers*	—	—	—	—	(2,470)
Futures contracts	—	587	—	(2,897)	—
Swap contracts	(2,615)	281	—	16,684	—
Currency transactions	(46)	—	—	—	—
Capital gain distributions received from affiliated issuers	—	—	—	—	21,738
	24,442	408	9	11,669	19,268
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,755)	1,326	(64)	12,612	—
Affiliated issuers	—	—	—	—	35,398
Futures contracts	—	(315)	—	(1,030)	(38)
Swap contracts	(1,068)	(1,442)	—	(18,456)	—
	(3,823)	(431)	(64)	(6,874)	35,360
Net realized gain (loss) and unrealized appreciation (depreciation)	20,619	(23)	(55)	4,795	54,628
Net increase in net assets resulting from operations	$117,077	$4,980	$1,333	$51,298	$55,487

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated transactions is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

126	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$2,012	$7,115		$3,114		$70,949
55	159		88		1,887
2,067	7,274		3,202		72,836

187	530		281		6,118
311	883		463		6,556
311	883		467		10,196
— †	—	†	—	†	—	†
—	—		—		—
53	58		54		142
2	6		4		86
4	19		6		124
1	3		2		34
6	6		6		7
12	12		12		12
2	11		3		818
889	2,411		1,298		24,093

62	177		94		2,039
43	9		30		—
105	186		124		2,039
784	2,225		1,174		22,054
1,283	5,049		2,028		50,782

—	—		—		—
(586)	229		(2,961)		4,957
(506)	—	†	—	†	—
—	—		—		—
7	—	†	—		—
1,333	12,606		11,244		172,372
248	12,835		8,283		177,329

—	—		—		—
28,742	30,925		24,088		329,625
(1)	(49)		(28)		(592)
—	—		—		—
28,741	30,876		24,060		329,033

28,989	43,711		32,343		506,362
$30,272	$48,760		$34,371		$557,144

American Funds Insurance Series	127

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$44,912	$43,253	$15,312	$16,207	$136,774	$179,970
Net realized gain (loss)	433,191	182,760	207,903	(26,426)	2,561,073	2,252,045
Net unrealized appreciation (depreciation)	1,102,516	(192,438)	731,086	93,893	3,159,797	(489,479)
Net increase (decrease) in net assets resulting from operations	1,580,619	33,575	954,301	83,674	5,857,644	1,942,536
Dividends and distributions paid to shareholders:
Dividends from net investment income	(42,742)	(51,522)	(21,019)	(13,487)	(136,164)	(177,667)
Distributions from net realized gain on investments	(174,096)	(443,911)	—	(724,863)	(2,251,429)	(1,900,853)
Total dividends and distributions paid to shareholders	(216,838)	(495,433)	(21,019)	(738,350)	(2,387,593)	(2,078,520)
Net capital share transactions	(335,425)	134,946	(495,098)	300,027	(34,343)	(111,950)
Total increase (decrease) in net assets	1,028,356	(326,912)	438,184	(354,649)	3,435,708	(247,934)
Net assets:
Beginning of year	5,206,720	5,533,632	3,876,854	4,231,503	21,549,750	21,797,684
End of year	$6,235,076	$5,206,720	$4,315,038	$3,876,854	$24,985,458	$21,549,750
Undistributed (distributions in excess of) net investment income	$3,242	$(4,119)	$10,507	$14,387	$41,109	$41,075

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$35,259	$30,357	$14,607	$10,171	$419,292	$356,748
Net realized gain (loss)	5,636	(11,768)	8,964	(5,074)	1,243,464	1,072,096
Net unrealized appreciation (depreciation)	242,768	(534)	35,709	5,120	1,880,231	360,724
Net increase (decrease) in net assets resulting from operations	283,663	18,055	59,280	10,217	3,542,987	1,789,568
Dividends and distributions paid to shareholders:
Dividends from net investment income	(32,772)	(30,394)	(14,010)	(11,031)	(405,124)	(347,205)
Distributions from net realized gain on investments	—	(4,687)	—	—	(1,069,604)	(465,866)
Total dividends and distributions paid to shareholders	(32,772)	(35,081)	(14,010)	(11,031)	(1,474,728)	(813,071)
Net capital share transactions	109,624	125,599	137,152	175,844	2,543,934	1,700,837
Total increase (decrease) in net assets	360,515	108,573	182,422	175,030	4,612,193	2,677,334
Net assets:
Beginning of year	1,101,452	992,879	412,035	237,005	21,047,901	18,370,567
End of year	$1,461,967	$1,101,452	$594,457	$412,035	$25,660,094	$21,047,901
Undistributed (distributions in excess of) net investment income	$4,347	$1,519	$261	$(948)	$92,516	$71,334

128	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$105,868	$107,613	$32,918	$30,850	$195,270	$173,682	$44,369	$37,944	$445,666	$406,211
438,684	174,210	236,990	(49,262)	686,720	340,410	151,286	63,152	2,102,617	1,870,618
1,850,536	486	567,588	165,410	550,461	803,943	281,638	36,088	3,222,646	478,434

2,395,088	282,309	837,496	146,998	1,432,451	1,318,035	477,293	137,184	5,770,929	2,755,263

(124,236)	(112,086)	(34,131)	(26,290)	(188,626)	(170,997)	(42,795)	(36,671)	(435,451)	(395,167)
(100,924)	(637,485)	—	—	(328,660)	(595,206)	(33,692)	—	(1,807,557)	(2,694,334)
(225,160)	(749,571)	(34,131)	(26,290)	(517,286)	(766,203)	(76,487)	(36,671)	(2,243,008)	(3,089,501)
133,019	439,487	(164,517)	79,376	(178,554)	1,193,132	(289,969)	114,314	1,071,251	2,214,035
2,302,947	(27,775)	638,848	200,084	736,611	1,744,964	110,837	214,827	4,599,172	1,879,797

7,454,875	7,482,650	2,893,865	2,693,781	8,643,238	6,898,274	1,991,609	1,776,782	26,093,190	24,213,393
$9,757,822	$7,454,875	$3,532,713	$2,893,865	$9,379,849	$8,643,238	$2,102,446	$1,991,609	$30,692,362	$26,093,190

$2,852	$29,116	$4,643	$(14,553)	$37,271	$30,648	$6,666	$6,361	$88,048	$79,383

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$4,343	$3,667	$226,928	$188,699	$53,646	$49,208	$96,458	$106,342	$5,003	$4,590
9,276	1,518	(10,510)	163,219	(26,825)	(11,548)	24,442	(82,614)	408	4,966
38,239	5,219	193,041	(52,479)	132,187	25,290	(3,823)	262,380	(431)	(1,322)

51,858	10,404	409,459	299,439	159,008	62,950	117,077	286,108	4,980	8,234

(3,252)	(3,285)	(220,546)	(197,417)	(11,164)	(15,576)	(98,414)	(106,140)	(5,571)	(6,310)
(10,070)	—	(157,395)	(35,948)	(14,449)	(4,207)	—	—	(2,214)	(3,532)
(13,322)	(3,285)	(377,941)	(233,365)	(25,613)	(19,783)	(98,414)	(106,140)	(7,785)	(9,842)
63,483	25,497	(223,341)	898,544	85,999	(40,534)	(346,424)	(193,559)	2,570	(117)
102,019	32,616	(191,823)	964,618	219,394	2,633	(327,761)	(13,591)	(235)	(1,725)

251,880	219,264	10,889,517	9,924,899	2,248,184	2,245,551	1,781,641	1,795,232	340,405	342,130
$353,899	$251,880	$10,697,694	$10,889,517	$2,467,578	$2,248,184	$1,453,880	$1,781,641	$340,170	$340,405

$(671)	$(1,060)	$35,376	$59,835	$2,784	$(5,646)	$13,377	$17,830	$1,052	$1,033

American Funds Insurance Series	129

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2017	2016	2017	2016	2017	2016
Operations:
Net investment income (loss)	$1,388	$(452)	$46,503	$36,028	$859	$731
Net realized gain (loss)	9	—	11,669	9,371	19,268	(560)
Net unrealized appreciation (depreciation)	(64)	(3)	(6,874)	(5,718)	35,360	6,120
Net increase (decrease) in net assets resulting from operations	1,333	(455)	51,298	39,681	55,487	6,291
Dividends and distributions paid to shareholders:
Dividends from net investment income	(906)	—	(43,993)	(46,049)	(734)	(330)
Distributions from net realized gain on investments	—	—	—	(60,973)	(4,142)	(15,012)
Total dividends and distributions paid to shareholders	(906)	—	(43,993)	(107,022)	(4,876)	(15,342)
Net capital share transactions	(46,638)	(11,965)	58,286	43,179	36,220	64,347
Total increase (decrease) in net assets	(46,211)	(12,420)	65,591	(24,162)	86,831	55,296
Net assets:
Beginning of year	351,016	363,436	3,037,724	3,061,886	201,128	145,832
End of year	$304,805	$351,016	$3,103,315	$3,037,724	$287,959	$201,128
Undistributed (distributions in excess of) net investment income	$462	$(20)	$9,726	$7,697	$1,399	$729

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2017	2016	2017	2016	2017	2016	2017	2016

$1,283	$884	$5,049	$4,012	$2,028	$1,562	$50,782	$41,207
248	(4,433)	12,835	5,539	8,283	5,070	177,329	37,559
28,741	1,071	30,876	15,029	24,060	2,438	329,033	148,316

30,272	(2,478)	48,760	24,580	34,371	9,070	557,144	227,082

(900)	(843)	(5,161)	(3,375)	(1,867)	(1,707)	(31,722)	(44,188)
(1,403)	(2,185)	(5,568)	(5,923)	(7,726)	(8,465)	(38,742)	(93,578)
(2,303)	(3,028)	(10,729)	(9,298)	(9,593)	(10,172)	(70,464)	(137,766)
22,849	19,951	37,657	138,529	23,434	39,189	408,750	804,645
50,818	14,445	75,688	153,811	48,212	38,087	895,430	893,961

97,605	83,160	291,216	137,405	160,756	122,669	3,558,980	2,665,019
$148,423	$97,605	$366,904	$291,216	$208,968	$160,756	$4,454,410	$3,558,980

$1,323	$891	$5,669	$4,274	$2,167	$1,865	$53,091	$31,585

American Funds Insurance Series	131

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series, American Funds Insurance Series - Portfolio Series, are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

132	American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	133

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

134	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	135

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$1,081,264	$918,147	$—	$1,999,411
Consumer discretionary	694,629	438,256	—	1,132,885
Health care	382,457	363,432	—	745,889
Financials	218,654	432,229	—	650,883
Consumer staples	145,849	319,565	—	465,414
Industrials	130,560	254,066	—	384,626
Materials	79,260	60,639	—	139,899
Telecommunication services	—	69,545	—	69,545
Other	54,064	76,455	—	130,519
Miscellaneous	100,887	208,229	—	309,116
Bonds, notes & other debt instruments	—	1,998	—	1,998
Short-term securities	—	222,324	—	222,324
Total	$2,887,624	$3,364,885	$—	$6,252,509

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$15	$—	$15

*	Securities with a value of $3,130,602,000, which represented 50.21% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$329,356	$551,760	$9,428	$890,544
Health care	603,611	110,760	—	714,371
Information technology	412,279	301,973	—	714,252
Industrials	151,501	294,339	—	445,840
Financials	214,438	190,470	—	404,908
Materials	104,305	71,999	—	176,304
Consumer staples	3,788	143,003	—	146,791
Energy	84,263	24,844	10,408	119,515
Real estate	41,034	69,305	—	110,339
Utilities	11,606	63,512	—	75,118
Telecommunication services	—	18,660	—	18,660
Miscellaneous	102,354	108,632	—	210,986
Rights & warrants	376	—	—	376
Convertible bonds	—	8,667	—	8,667
Bonds, notes & other debt instruments	—	4,110	—	4,110
Short-term securities	—	274,471	—	274,471
Total	$2,058,911	$2,236,505	$19,836	$4,315,252

136	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$89	$—	$89
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,192)	—	(1,192)
Total	$—	$(1,103)	$—	$(1,103)

*	Securities with a value of $1,942,046,000, which represented 45.01% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$6,845,509	$915,367	$—	$7,760,876
Consumer discretionary	4,738,236	94,422	—	4,832,658
Health care	3,259,476	—	—	3,259,476
Financials	2,185,851	147,823	—	2,333,674
Energy	1,816,396	25,468	—	1,841,864
Industrials	1,358,459	295,546	—	1,654,005
Consumer staples	417,696	145,792	—	563,488
Other	574,854	—	—	574,854
Miscellaneous	617,094	15,368	—	632,462
Convertible stocks	—	—	9,173	9,173
Short-term securities	—	1,576,732	—	1,576,732
Total	$21,813,571	$3,216,518	$9,173	$25,039,262

*	Securities with a value of $1,614,318,000, which represented 6.46% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$41,115	$1,696,929	$—	$1,738,044
Information technology	234,815	942,033	—	1,176,848
Consumer discretionary	93,697	1,013,232	—	1,106,929
Health care	98,109	857,742	—	955,851
Industrials	32,143	862,182	—	894,325
Consumer staples	25,429	769,539	—	794,968
Materials	195,900	361,779	—	557,679
Utilities	—	515,357	—	515,357
Energy	143,691	315,986	—	459,677
Telecommunication services	—	244,269	—	244,269
Real estate	—	190,704	—	190,704
Miscellaneous	6,325	222,989	—	229,314
Rights & warrants	—	6,390	—	6,390
Bonds, notes & other debt instruments	—	71,438	—	71,438
Short-term securities	—	813,820	—	813,820
Total	$871,224	$8,884,389	$—	$9,755,613

See next page for footnote.

American Funds Insurance Series	137

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(355)	$—	$(355)

*	Securities with a value of $7,669,394,000, which represented 78.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$456,159	$447,994	$—	$904,153
Financials	161,231	233,656	—	394,887
Consumer discretionary	147,598	171,119	—	318,717
Energy	44,789	259,731	—	304,520
Consumer staples	37,317	247,836	—	285,153
Materials	133,930	140,519	—	274,449
Industrials	53,846	165,765	—	219,611
Health care	77,782	79,033	—	156,815
Telecommunication services	4,339	83,524	—	87,863
Utilities	54,367	12,099	—	66,466
Real estate	38,038	—	27	38,065
Miscellaneous	47,500	117,331	—	164,831
Preferred securities	—	—	1,340	1,340
Rights & warrants	—	62,810	—	62,810
Bonds, notes & other debt instruments	—	97,099	—	97,099
Short-term securities	—	171,372	—	171,372
Total	$1,256,896	$2,289,888	$1,367	$3,548,151

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$69	$—	$69
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(392)	—	(392)
Total	$—	$(323)	$—	$(323)

*	Securities with a value of $1,899,212,000, which represented 53.76% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

138	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,797,572	$—	$—	$1,797,572
Financials	1,260,539	—	—	1,260,539
Information technology	1,121,010	—	—	1,121,010
Industrials	1,065,467	—	—	1,065,467
Consumer staples	1,001,235	—	—	1,001,235
Telecommunication services	794,583	—	—	794,583
Energy	733,529	—	—	733,529
Consumer discretionary	520,449	—	—	520,449
Materials	259,727	—	—	259,727
Other	112,331	—	—	112,331
Miscellaneous	361,132	—	—	361,132
Short-term securities	—	349,194	—	349,194
Total	$9,027,574	$349,194	$—	$9,376,768

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$203,616	$295,474	$—	$499,090
Financials	120,856	106,026	—	226,882
Industrials	96,923	126,666	—	223,589
Consumer staples	46,060	138,984	—	185,044
Consumer discretionary	77,851	99,746	—	177,597
Health care	131,217	19,117	—	150,334
Energy	23,032	106,979	—	130,011
Materials	53,553	69,868	—	123,421
Real estate	61,482	11,605	—	73,087
Utilities	11,028	36,063	—	47,091
Telecommunication services	21,966	14,635	—	36,601
Miscellaneous	38,248	58,585	—	96,833
Convertible bonds	—	6,622	—	6,622
Bonds, notes & other debt instruments	—	41,995	—	41,995
Short-term securities	—	88,129	—	88,129
Total	$885,832	$1,220,494	$—	$2,106,326

*	Securities with a value of $1,083,748,000, which represented 51.55% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

American Funds Insurance Series	139

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$5,040,128	$155,981	$—	$5,196,109
Consumer discretionary	4,770,317	225,966	—	4,996,283
Health care	4,376,528	183,158	—	4,559,686
Financials	2,910,454	446,084	—	3,356,538
Industrials	2,578,432	332,460	—	2,910,892
Consumer staples	1,489,742	814,677	—	2,304,419
Energy	1,559,365	398,628	—	1,957,993
Materials	1,277,722	91,080	—	1,368,802
Telecommunication services	600,824	—	—	600,824
Real estate	535,421	—	—	535,421
Utilities	250,402	855	—	251,257
Mutual funds	55,129	—	—	55,129
Miscellaneous	480,393	309,384	—	789,777
Convertible stocks	6,192	5,450	—	11,642
Convertible bonds	—	107,354	—	107,354
Bonds, notes & other debt instruments	—	56,489	—	56,489
Short-term securities	—	1,651,258	—	1,651,258
Total	$25,931,049	$4,778,824	$—	$30,709,873

*	Securities with a value of $2,749,134,000, which represented 8.96% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$21,988	$313,223	$—	$335,211
Consumer staples	16,215	117,019	—	133,234
Industrials	—	122,482	—	122,482
Utilities	—	117,311	—	117,311
Information technology	25,969	88,895	—	114,864
Health care	12,545	100,340	—	112,885
Consumer discretionary	8,917	98,687	—	107,604
Real estate	—	89,077	—	89,077
Energy	4,763	76,029	—	80,792
Materials	10,678	62,774	—	73,452
Telecommunication services	—	43,293	—	43,293
Bonds, notes & other debt instruments	—	36,911	—	36,911
Short-term securities	—	93,397	—	93,397
Total	$101,075	$1,359,438	$—	$1,460,513

*	Securities with a value of $1,188,243,000, which represented 81.28% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

140	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Energy	$52,870	$7,692	$—	$60,562
Financials	18,600	41,604	—	60,204
Consumer staples	19,698	32,724	—	52,422
Information technology	33,208	17,065	—	50,273
Consumer discretionary	16,007	21,266	—	37,273
Telecommunication services	5,072	30,191	—	35,263
Real estate	18,738	10,284	—	29,022
Utilities	5,189	21,210	—	26,399
Health care	14,691	8,660	—	23,351
Industrials	8,324	12,728	—	21,052
Materials	9,381	2,890	—	12,271
Miscellaneous	—	1,290	—	1,290
Convertible stocks	14,967	—	—	14,967
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,945	—	86,945
Mortgage-backed obligations	—	28,433	—	28,433
Corporate bonds & notes	—	21,514	—	21,514
Asset-backed obligations	—	3,981	—	3,981
Short-term securities	—	33,972	—	33,972
Total	$216,745	$382,449	$—	$599,194

*	Securities with a value of $207,107,000, which represented 34.84% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,377,468	$208,359	$2,985	$4,588,812
Health care	2,376,858	—	368	2,377,226
Financials	2,219,696	120,644	—	2,340,340
Consumer discretionary	1,734,901	—	—	1,734,901
Energy	1,436,851	1,999	—	1,438,850
Consumer staples	561,703	583,888	—	1,145,591
Materials	922,022	—	—	922,022
Industrials	863,216	2,948	16	866,180
Real estate	329,533	—	—	329,533
Telecommunication services	99,225	—	—	99,225
Miscellaneous	606,605	53,692	—	660,297
Convertible stocks	—	7,062	5,725	12,787
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,929,266	—	2,929,266
Corporate bonds & notes	—	2,277,205	13,081	2,290,286
Mortgage-backed obligations	—	1,357,892	—	1,357,892
Federal agency bonds & notes	—	51,094	—	51,094
Other	—	211,780	—	211,780
Short-term securities	—	2,803,299	—	2,803,299
Total	$15,528,078	$10,609,128	$22,175	$26,159,381

See next page for footnote.

American Funds Insurance Series	141

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on interest rate swaps	—	658	—	658
Liabilities:
Unrealized depreciation on futures contracts	(826)	—	—	(826)
Unrealized depreciation on interest rate swaps	—	(6,906)	—	(6,906)
Total	$(753)	$(6,248)	$—	$(7,001)

*	Securities with a value of $957,800,000, which represented 3.73% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$16,700	$22,876	$—	$39,576
Industrials	11,393	18,011	—	29,404
Financials	15,563	12,877	—	28,440
Consumer staples	13,257	12,223	—	25,480
Health care	13,467	4,281	—	17,748
Materials	7,529	8,099	—	15,628
Energy	7,323	8,128	—	15,451
Consumer discretionary	7,808	7,463	—	15,271
Utilities	2,201	5,269	—	7,470
Real estate	1,921	4,203	—	6,124
Miscellaneous	6,241	10,961	—	17,202
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,017	—	50,017
U.S. Treasury bonds & notes	—	33,942	—	33,942
Corporate bonds & notes	—	22,383	—	22,383
Mortgage-backed obligations	—	5,463	—	5,463
Asset-backed obligations	—	200	—	200
Short-term securities	—	26,448	—	26,448
Total	$103,403	$252,844	$—	$356,247

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$144	$—	$144
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(269)	—	(269)
Total	$—	$(125)	$—	$(125)

*	Securities with a value of $112,907,000, which represented 31.90% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

142	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,460,122	$3,034	$3,463,156
U.S. Treasury bonds & notes	—	2,907,009	—	2,907,009
Mortgage-backed obligations	—	2,764,932	—	2,764,932
Bonds & notes of governments & government agencies outside the U.S.	—	681,980	—	681,980
Asset-backed obligations	—	297,847	—	297,847
Municipals	—	240,326	—	240,326
Federal agency bonds & notes	—	12,036	—	12,036
Common stocks	—	—	1,242	1,242
Rights & warrants	—	55	—	55
Short-term securities	—	2,366,794	—	2,366,794
Total	$—	$12,731,101	$4,276	$12,735,377

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Unrealized appreciation on open forward currency contracts	—	10,220	—	10,220
Unrealized appreciation on interest rate swaps	—	18,448	—	18,448
Liabilities:
Unrealized depreciation on futures contracts	(4,181)	—	—	(4,181)
Unrealized depreciation on open forward currency contracts	—	(2,678)	—	(2,678)
Unrealized depreciation on interest rate swaps	—	(10,736)	—	(10,736)
Unrealized depreciation on credit default swaps	—	(184)	—	(184)
Total	$(4,156)	$15,070	$—	$10,914

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$355,443	$—	$355,443
Japanese yen	—	200,098	—	200,098
Polish zloty	—	97,169	—	97,169
Mexican pesos	—	96,500	—	96,500
Indian rupees	—	62,664	—	62,664
Malaysian ringgits	—	55,646	—	55,646
Norwegian kroner	—	39,988	—	39,988
Australian dollars	—	34,394	—	34,394
British pounds	—	32,755	—	32,755
Thai baht	—	28,589	—	28,589
Danish kroner	—	25,806	—	25,806
Chilean pesos	—	21,977	—	21,977
Israeli shekels	—	20,893	—	20,893
Canadian dollars	—	18,967	—	18,967
U.S. dollars	—	1,062,266	604	1,062,870
Other	—	59,260	—	59,260
Convertible stocks	—	237	973	1,210
Common stocks	32	207	457	696
Short-term securities	—	277,548	—	277,548
Total	$32	$2,490,407	$2,034	$2,492,473

American Funds Insurance Series	143

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$195	$—	$—	$195
Unrealized appreciation on open forward currency contracts	—	4,906	—	4,906
Unrealized appreciation on interest rate swaps	—	1,034	—	1,034
Liabilities:
Unrealized depreciation on futures contracts	(554)	—	—	(554)
Unrealized depreciation on open forward currency contracts	—	(4,246)	—	(4,246)
Unrealized depreciation on interest rate swaps	—	(2,513)	—	(2,513)
Total	$(359)	$(819)	$—	$(1,178)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,344,219	$12,774	$1,356,993
Other	—	13,338	—	13,338
Convertible bonds	—	5,860	—	5,860
Convertible stocks	2,727	4,900	5,553	13,180
Common stocks	2,744	2,698	5,414	10,856
Rights & warrants	—	36	—	36
Short-term securities	—	24,394	—	24,394
Total	$5,471	$1,395,445	$23,741	$1,424,657

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$512	$—	$512
Liabilities:
Unrealized depreciation on interest rate swaps	—	(90)	—	(90)
Unrealized depreciation on credit default swaps	—	(419)	—	(419)
Total	$—	$3	$—	$3

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2017 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2017	Level 3[2]	Purchases	Sales	gain[3]	appreciation[3]	Level 3[2]	12/31/2017
Investment securities	$22,631	$47	$859	$(340)	$5	$585	$(46)	$23,741
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2017								$585

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

144	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

					Impact to
					valuation from
	Value at	Valuation	Unobservable		an increase in
	12/31/2017	techniques	inputs	Range	input*
Bonds, notes & other debt instruments	$12,774	Yield analysis	Yield risk premium	75 - 700 bps	Decrease
Convertible stocks	5,553	Market comparable companies	EBITDA multiple	13.3x	Increase
Common stocks		Market comparable companies	EBITDA multiple	5.3x - 10.6x	Increase
			DLOM	24% - 35%	Decrease
	5,414	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A
			Weight ascribed to transaction price	50%	N/A
	$23,741

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$215,884	$—	$215,884
U.S. Treasury bonds & notes	—	54,720	—	54,720
Federal agency bonds & notes	—	41,556	—	41,556
Asset-backed obligations	—	11,285	—	11,285
Corporate bonds & notes	—	—	187	187
Short-term securities	—	92,757	—	92,757
Total	$—	$416,202	$187	$416,389

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21	$—	$—	$21
Unrealized appreciation on interest rate swaps	—	1,539	—	1,539
Liabilities:
Unrealized depreciation on futures contracts	(653)	—	—	(653)
Unrealized depreciation on interest rate swaps	—	(2,325)	—	(2,325)
Total	$(632)	$(786)	$—	$(1,418)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2017, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	145

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,568,352	$—	$1,568,352
Mortgage-backed obligations	—	786,503	—	786,503
Federal agency bonds & notes	—	525,580	—	525,580
Short-term securities	—	458,280	—	458,280
Total	$—	$3,338,715	$—	$3,338,715

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$743	$—	$—	$743
Unrealized appreciation on interest rate swaps	—	18,217	—	18,217
Liabilities:
Unrealized depreciation on futures contracts	(8,188)	—	—	(8,188)
Unrealized depreciation on interest rate swaps	—	(26,645)	—	(26,645)
Total	$(7,445)	$(8,428)	$—	$(15,873)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2017, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

146	American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series	147

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

148	American Funds Insurance Series

repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

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Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

				Interest	Credit
				rate	default
	Futures	Forwards		swaps	swaps
Global Growth Fund	Not applicable	$5,216		Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable	92,699		Not applicable	Not applicable
International Fund	Not applicable	75,210		Not applicable	Not applicable
New World Fund	Not applicable	16,057		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	4,243	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	14,332	*	Not applicable	Not applicable
Capital Income Builder Fund	Not applicable	382	*	Not applicable	Not applicable
Asset Allocation Fund	$258,722	Not applicable		$2,104,283	Not applicable
Global Balanced Fund	Not applicable	20,573		Not applicable	Not applicable
Bond Fund	1,981,823	500,381		2,184,779	$65,000
Global Bond Fund	139,311	655,462		508,390	Not applicable
High-Income Bond Fund	Not applicable	Not applicable		30,592	74,354
Mortgage Fund	252,976	Not applicable		1,144,902	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,770,411	Not applicable		12,472,783	Not applicable
Managed Risk Growth Fund	13,000	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	6,600	Not applicable		Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	16,700	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	9,500	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	203,300	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2017 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15	89	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	44	—
Swap contracts	Interest	Net unrealized appreciation*	—	—	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—
			$15	$133	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	1,192	355
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	—	—	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—
			$—	$1,192	$355

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	241	(4,263)	(9,021)
Swap contracts	Interest	Net realized gain on swap contracts	—	—	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—
			$241	$(4,263)	$(9,021)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(344)	(2,489)	1,789
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—
			$(344)	$(2,489)	$1,789

See end of tables for footnotes.

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			New World Fund	Global Growth and Income Fund	International Growth and Income Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized appreciation*	—	—	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—
			$69	$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	392	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	—	—	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—
			$392	$—	$—

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(881)	(157)	(143)
Swap contracts	Interest	Net realized gain on swap contracts	—	—	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—
			$(881)	$(157)	$(143)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations

Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(333)	(147)	105
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—
			$(333)	$(147)	$105

154	American Funds Insurance Series

			Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$73	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	144
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	11
Swap contracts	Interest	Net unrealized appreciation*	—	658	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—
			$—	$731	$155

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$826	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	269
Forward currency	Currency	Payables for closed forward currency contracts	—	—	2
Swap contracts	Interest	Net unrealized depreciation*	—	6,906	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—
			$—	$7,732	$271

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$376	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(16)	—	(136)
Swap contracts	Interest	Net realized gain on swap contracts	—	3,089	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—
			$(16)	$3,465	$(136)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$—	$(995)	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	5	—	(227)
Swap contracts	Interest	Net unrealized depreciation on swap contracts	—	(2,619)	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—
			$5	$(3,614)	$(227)

See end of tables for footnotes.

American Funds Insurance Series	155

			Bond Fund	Global Bond Fund	High- Income Bond Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$25	$195	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10,220	4,906	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	253	—
Swap contracts	Interest	Net unrealized appreciation*	18,448	1,034	512
Swap contracts	Credit	Net unrealized appreciation*	—	—	—
			$28,693	$6,388	$512

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$4,181	$554	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	2,678	4,246	—
Forward currency	Currency	Payables for closed forward currency contracts	—	899	—
Swap contracts	Interest	Net unrealized depreciation*	10,736	2,513	90
Swap contracts	Credit	Net unrealized depreciation*	184	—	419
			$17,779	$8,212	$509

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$17,742	$349	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(46,710)	(18,259)	—
Swap contracts	Interest	Net realized gain (loss) on swap contracts	30,366	(5,432)	(349)
Swap contracts	Credit	Net realized loss on swap contracts	(29,739)	—	(2,266)
			$(28,341)	$(23,342)	$(2,615)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized (depreciation) on futures contracts	$(3,048)	$(359)	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	5,615	6,025	—
Swap contracts	Interest	Net unrealized depreciation on swap contracts	(749)	(2,601)	(5)
Swap contracts	Credit	Net unrealized depreciation on swap contracts	(184)	—	(1,063)
			$1,634	$3,065	$(1,068)

156	American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$21	$743	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized appreciation*	1,539	18,217	—
Swap contracts	Credit	Net unrealized appreciation*	—	—	—
			$1,560	$18,960	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$653	$8,188	$38
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation*	2,325	26,645	—
Swap contracts	Credit	Net unrealized depreciation*	—	—	—
			$2,978	$34,833	$38

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain (loss) on futures contracts	$587	$(2,897)	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized loss on futures contracts	—	—	—
Forward currency	Currency	Net realized gain on forward currency contracts	—	—	—
Swap contracts	Interest	Net realized gain on swap contracts	281	16,684	—
Swap contracts	Credit	Net realized gain on swap contracts	—	—	—
			$868	$13,787	$—

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(315)	$(1,030)	$(38)
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—	—
Swap contracts	Interest	Net unrealized depreciation on swap contracts	(1,442)	(18,456)	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—	—
			$(1,757)	$(19,486)	$(38)

See end of tables for footnotes.

American Funds Insurance Series	157

			Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—		$—
Futures contracts	Equity	Net unrealized appreciation*	—	—		—
Futures contracts	Currency	Net unrealized appreciation*	—	—		—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—		—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized appreciation*	—	—		—
Swap contracts	Credit	Net unrealized appreciation*	—	—		—
			$—	$—		$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$19	$49		$28
Futures contracts	Equity	Net unrealized depreciation*	—	—		—
Futures contracts	Currency	Net unrealized depreciation*	—	—		—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—		—
Forward currency	Currency	Payables for closed forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized depreciation*	—	—		—
Swap contracts	Credit	Net unrealized depreciation*	—	—		—
			$19	$49		$28

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized loss on futures contracts	$(506)	$—	†	$—	†
Futures contracts	Equity	Net realized gain on futures contracts	—	—		—
Futures contracts	Currency	Net realized gain on futures contracts	—	—		—
Forward currency	Currency	Net realized gain on forward currency contracts	—	—		—
Swap contracts	Interest	Net realized gain on swap contracts	—	—		—
Swap contracts	Credit	Net realized gain on swap contracts	—	—		—
			$(506)	$—	†	$—	†

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(1)	$(49)		$(28)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—		—
Futures contracts	Currency	Net unrealized appreciation (depreciation) on futures contracts	—	—		—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—		—
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—	—		—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—	—		—
			$(1)	$(49)		$(28)

158	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—
Futures contracts	Equity	Net unrealized appreciation*	—
Futures contracts	Currency	Net unrealized appreciation*	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—
Forward currency	Currency	Receivables for closed forward currency contracts	—
Swap contracts	Interest	Net unrealized appreciation*	—
Swap contracts	Credit	Net unrealized appreciation*	—
$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$592
Futures contracts	Equity	Net unrealized depreciation*	—
Futures contracts	Currency	Net unrealized depreciation*	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—
Forward currency	Currency	Payables for closed forward currency contracts	—
Swap contracts	Interest	Net unrealized depreciation*	—
Swap contracts	Credit	Net unrealized depreciation*	—
$592

Net realized gain	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—
Futures contracts	Equity	Net realized gain on futures contracts	—
Futures contracts	Currency	Net realized loss on futures contracts	—
Forward currency	Currency	Net realized gain on forward currency contracts	—
Swap contracts	Interest	Net realized gain on swap contracts	—
Swap contracts	Credit	Net realized gain on swap contracts	—
$—

Net unrealized depreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(592)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—
Futures contracts	Currency	Net unrealized depreciation on futures contracts	—
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—
Swap contracts	Interest	Net unrealized appreciation on swap contracts	—
Swap contracts	Credit	Net unrealized appreciation on swap contracts	—
$(592)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.
†	Amount less than one thousand.

American Funds Insurance Series	159

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2017, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$15	$—	$—	$—	$15

Global Small Capitalization Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
JPMorgan Chase	$89	$—	$—	$—	$89
UBS AG	44	—	—	—	44
Total	$133	$—	$—	$—	$133
Liabilities:
Citibank	$314	$—	$(152)	$—	$162
HSBC Bank	878	—	(521)	—	357
Total	$1,192	$—	$(673)	$—	$519

International Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Liabilities:
Bank of America, N.A.	$355	$—	$(228)	$—	$127

160	American Funds Insurance Series

New World Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$8	$(8)	$—	$—	$—
JPMorgan Chase	60	(55)	—	—	5
UBS AG	1	—	—	—	1
Total	$69	$(63)	$—	$—	$6
Liabilities:
Bank of America, N.A.	$57	$(8)	$—	$—	$49
Barclays Bank PLC	97	—	—	—	97
Citibank	59	—	—	—	59
Goldman Sachs	115	—	—	—	115
HSBC Bank	9	—	—	—	9
JPMorgan Chase	55	(55)	—	—	—
Total	$392	$(63)	$—	$—	$329

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$30	$(30)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	7	(7)	—	—	—
Citibank	40	(40)	—	—	—
Goldman Sachs	15	(15)	—	—	—
HSBC Bank	2	(2)	—	—	—
JPMorgan Chase	46	(46)	—	—	—
UBS AG	14	(14)	—	—	—
Total	$155	$(154)	$—	$—	$1
Liabilities:
Bank of America, N.A.	$52	$(30)	$—	$—	$22
Barclays Bank PLC	59	(7)	—	—	52
Citibank	54	(40)	—	—	14
Goldman Sachs	15	(15)	—	—	—
HSBC Bank	10	(2)	—	—	8
JPMorgan Chase	52	(46)	—	—	6
UBS AG	29	(14)	—	—	15
Total	$271	$(154)	$—	$—	$117

See end of tables for footnote.

American Funds Insurance Series	161

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$3,012	$—	$(2,182)	$(830)	$—
Citibank	374	(374)	—	—	—
JPMorgan Chase	6,372	(1,426)	(4,946)	—	—
UBS AG	462	—	(382)	—	80
Total	$10,220	$(1,800)	$(7,510)	$(830)	$80
Liabilities:
Citibank	$1,131	$(374)	$(280)	$—	$477
HSBC Bank	121	—	—	—	121
JPMorgan Chase	1,426	(1,426)	—	—	—
Total	$2,678	$(1,800)	$(280)	$—	$598

Global Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$321	$(321)	$—	$—	$—
Barclays Bank PLC	335	(219)	—	—	116
Citibank	2,208	(1,250)	—	(958)	—
Goldman Sachs	275	(275)	—	—	—
HSBC Bank	143	(143)	—	—	—
JPMorgan Chase	1,212	(1,130)	—	—	82
UBS AG	665	(665)	—	—	—
Total	$5,159	$(4,003)	$—	$(958)	$198
Liabilities:
Bank of America, N.A.	$789	$(321)	$(468)	$—	$—
Barclays Bank PLC	219	(219)	—	—	—
Citibank	1,250	(1,250)	—	—	—
Goldman Sachs	569	(275)	(260)	—	34
HSBC Bank	408	(143)	(250)	—	15
JPMorgan Chase	1,130	(1,130)	—	—	—
UBS AG	780	(665)	(115)	—	—
Total	$5,145	$(4,003)	$(1,093)	$—	$49

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2017, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

162	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of December 31, 2017, were as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$31,444	$44,103	$112,122	$158,459	$8,129	$233,361
Undistributed long-term capital gain	402,492	147,040	2,434,009	324,550	93,323	502,967
Capital loss carryforward utilized	—	55,253	—	—	123,342	—
Gross unrealized appreciation on investments	2,228,168	1,203,855	9,792,218	2,530,645	890,201	2,526,460
Gross unrealized depreciation on investments	(44,698)	(195,609)	(457,553)	(338,548)	(52,274)	(211,893)
Net unrealized appreciation (depreciation) on investments	2,183,470	1,008,246	9,334,665	2,192,097	837,927	2,314,567
Cost of investments	4,069,054	3,305,903	15,704,597	7,563,161	2,709,901	7,062,201
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	5,191	1,827	(576)	(7,896)	20,408	(21)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	1	—

American Funds Insurance Series	163

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Undistributed ordinary income	$30,483	$199,924	$4,856	$2,111	$180,609	$—
Late year ordinary loss deferral*	—	—	—	—	—	(316)
Undistributed long-term capital gain	127,553	2,005,758	—	1,388	1,027,497	—
Post-October capital loss deferral*	—	—	—	—	—	(158)
Capital loss carryforward†	—	—	(4,708)	—	—	—
Capital loss carryforward utilized	—	—	7,616	6,972	—	—
Gross unrealized appreciation on investments	537,511	9,497,980	226,556	44,448	5,969,515	63,652
Gross unrealized depreciation on investments	(24,059)	(759,857)	(34,284)	(14,396)	(591,767)	(4,747)
Net unrealized appreciation (depreciation) on investments	513,452	8,738,123	192,272	30,052	5,377,748	58,905
Cost of investments	1,592,874	21,971,750	1,268,241	569,142	20,774,632	297,217
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(1,269)	(1,550)	341	611	7,014	(702)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	1	—	—

						U.S.
			High-			Government/
		Global	Income		Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$43,324	$5,555	$14,711	$1,055	$481	$9,342
Undistributed long-term capital gain	14,531	6,778	—	—	—	—
Capital loss carryforward†	—	—	(146,596)	(490)	—	(1,300)
Capital loss carryforward utilized	—	—	23,967	—	—	4,995
Capital loss carryforward expired	—	—	45,026	—	—	—
Gross unrealized appreciation on investments	162,798	81,621	32,856	4,807	4	47,238
Gross unrealized depreciation on investments	(107,507)	(47,515)	(54,535)	(4,665)	(45)	(58,565)
Net unrealized appreciation (depreciation) on investments	55,291	34,106	(21,679)	142	(41)	(11,327)
Cost of investments	12,692,366	2,457,189	1,454,834	414,829	305,768	3,334,169
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(30,841)	(34,052)	(2,497)	585	—	(481)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	2	—	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) accumulated net realized loss/distribution in excess of net realized gain	—	—	(45,026)	—	9	—

164	American Funds Insurance Series

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,399	$1,323	$5,669	$2,167	$53,091
Undistributed long-term capital gain	20,518	732	12,104	9,926	174,185
Gross unrealized appreciation on investments	29,694	19,293	31,349	14,187	339,240
Gross unrealized depreciation on investments	(9,040)	(7,137)	(3,121)	(5,803)	(648)
Net unrealized appreciation (depreciation) on investments	20,654	12,156	28,228	8,384	338,592
Cost of investments	267,404	136,312	338,850	200,658	4,118,068
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	545	49	1,507	141	2,446

*	These deferrals are considered incurred in the subsequent year.
†	Capital loss carryforwards will be used to offset any capital gains realized by the funds in future years. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforwards remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,830	$55,298	$72,128	$24,109	$126,735	$150,844
Class 1A*	15	16	31
Class 2	24,835	114,893	139,728	44,725	291,772	336,497
Class 4	1,062	3,889	4,951	945	7,147	8,092
Total	$42,742	$174,096	$216,838	$69,779	$425,654	$495,433

Global Small Capitalization Fund

	Year ended December 31, 2017			Year ended December 31, 2016
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,151	$—	$10,151	$11,807	$273,687	$285,494
Class 1A*	1	—	1
Class 2	10,597	—	10,597	12,193	433,806	445,999
Class 4	270	—	270	142	6,715	6,857
Total	$21,019	$—	$21,019	$24,142	$714,208	$738,350

See end of tables for footnotes.

American Funds Insurance Series	165

Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$75,247	$713,987	$789,234	$68,458	$603,135	$671,593
Class 1A*	15	63	78
Class 2	110,909	1,409,266	1,520,175	105,243	1,244,603	1,349,846
Class 3	1,601	18,484	20,085	1,482	16,336	17,818
Class 4	4,893	53,128	58,021	2,484	36,779	39,263
Total	$192,665	$2,194,928	$2,387,593	$177,667	$1,900,853	$2,078,520

International Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$70,384	$49,783	$120,167	$59,237	$296,124	$355,361
Class 1A*	17	3	20
Class 2	53,513	46,642	100,155	51,666	334,251	385,917
Class 3	396	331	727	389	2,445	2,834
Class 4	3,025	1,066	4,091	794	4,665	5,459
Total	$127,335	$97,825	$225,160	$112,086	$637,485	$749,571

New World Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,960	$—	$21,960	$17,725	$—	$17,725
Class 1A*	6	—	6
Class 2	9,149	—	9,149	7,100	—	7,100
Class 4	3,016	—	3,016	1,465	—	1,465
Total	$34,131	$—	$34,131	$26,290	$—	$26,290

Blue Chip Income and Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$140,306	$170,748	$311,054	$137,434	$292,079	$429,513
Class 1A*	12	5	17
Class 2	82,680	113,013	195,693	92,301	236,696	328,997
Class 4	4,917	5,605	10,522	2,759	4,934	7,693
Total	$227,915	$289,371	$517,286	$232,494	$533,709	$766,203

166	American Funds Insurance Series

Global Growth and Income Fund

	Year ended December 31, 2017				Year ended December 31, 2016
				Total
				dividends and			Total
	Ordinary	Long-term		distributions	Ordinary	Long-term	dividends
Share class	income	capital gains		paid	income	capital gains	paid
Class 1	$10,516	$7,109		$17,625	$11,131	$—	$11,131
Class 1A*	2	—	*	2
Class 2	30,799	26,178		56,977	25,283	—	25,283
Class 4	1,478	405		1,883	257	—	257
Total	$42,795	$33,692		$76,487	$36,671	$—	$36,671

Growth-Income Fund

	Year ended December 31, 2017				Year ended December 31, 2016
				Total			Total
				dividends and			dividends and
	Ordinary	Long-term		distributions	Ordinary	Long-term	distributions
Share class	income	capital gains		paid	income	capital gains	paid
Class 1	$250,221	$884,958		$1,135,179	$263,296	$1,172,060	$1,435,356
Class 1A*	24	16		40
Class 2	195,450	853,292		1,048,742	250,881	1,329,722	1,580,603
Class 3	2,421	10,140		12,561	3,141	16,262	19,403
Class 4	9,973	36,513		46,486	8,305	45,834	54,139
Total	$458,089	$1,784,919		$2,243,008	$525,623	$2,563,878	$3,089,501

International Growth and Income Fund

	Year ended December 31, 2017				Year ended December 31, 2016
							Total
				Total			dividends and
	Ordinary	Long-term		dividends	Ordinary	Long-term	distributions
Share class	income	capital gains		paid	income	capital gains	paid
Class 1	$25,860	$—		$25,860	$23,268	$3,458	$26,726
Class 1A*	14	—		14
Class 2	5,714	—		5,714	6,231	1,080	7,311
Class 4	1,184	—		1,184	895	149	1,044
Total	$32,772	$—		$32,772	$30,394	$4,687	$35,081

Capital Income Builder

	Year ended December 31, 2017				Year ended December 31, 2016
							Total
				Total			dividends and
	Ordinary	Long-term		dividends	Ordinary	Long-term	distributions
Share class	income	capital gains		paid	income	capital gains	paid
Class 1	$6,303	$—		$6,303	$4,372	$—	$4,372
Class 1A*	8	—		8
Class 2	23	—		23	2	—	2
Class 4	7,676	—		7,676	6,657	—	6,657
Total	$14,010	$—		$14,010	$11,031	$—	$11,031

See end of tables for footnotes.

American Funds Insurance Series	167

Asset Allocation Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$287,347		$666,425		$953,772		$229,739	$280,306	$510,045
Class 1A*	50		70		120
Class 2	84,847		241,077		325,924		81,019	120,303	201,322
Class 3	601		1,646		2,247		580	860	1,440
Class 4	47,458		145,207		192,665		38,591	61,673	100,264
Total	$420,303		$1,054,425		$1,474,728		$349,929	$463,142	$813,071

Global Balanced Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total
					dividends and				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$1,298		$2,309		$3,607		$939	$—	$939
Class 1A*	3		5		8
Class 2	2,516		5,414		7,930		2,225	—	2,225
Class 4	582		1,195		1,777		121	—	121
Total	$4,399		$8,923		$13,322		$3,285	$—	$3,285

Bond Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$211,473		$25,594		$237,067		$138,255	$11,305	$149,560
Class 1A*	19		1		20
Class 2	119,175		15,280		134,455		74,576	7,465	82,041
Class 4	5,958		441		6,399		1,614	150	1,764
Total	$336,625		$41,316		$377,941		$214,445	$18,920	$233,365

Global Bond Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$14,181		$103		$14,284		$10,101	$872	$10,973
Class 1A*	—	†	—	†	—	†
Class 2	11,033		99		11,132		7,811	923	8,734
Class 4	196		1		197		68	8	76
Total	$25,410		$203		$25,613		$17,980	$1,803	$19,783

168	American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2017						Year ended December 31, 2016
									Total
					Total				dividends and
	Ordinary		Long-term		dividends		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$43,976		$—		$43,976		$57,104	$—	$57,104
Class 1A*	12		—		12
Class 2	51,640		—		51,640		47,007	—	47,007
Class 3	805		—		805		746	—	746
Class 4	1,981		—		1,981		1,283	—	1,283
Total	$98,414		$—		$98,414		$106,140	$—	$106,140

Mortgage Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$5,106		$1,186		$6,292		$7,780	$152	$7,932
Class 1A*	2		—	†	2
Class 2	1,025		262		1,287		1,648	35	1,683
Class 4	165		39		204		222	5	227
Total	$6,298		$1,487		$7,785		$9,650	$192	$9,842

Ultra-Short Bond Fund

	Year ended December 31, 2017						Year ended December 31, 2016
					Total				Total
	Ordinary		Long-term		dividends		Ordinary	Long-term	dividends
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$184		$—		$184		$—	$—	$—
Class 1A*	—	†	—		—	†
Class 2	697		—		697		—	—	—
Class 3	15		—		15		—	—	—
Class 4	10		—		10		—	—	—
Total	$906		$—		$906		$—	$—	$—

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2017						Year ended December 31, 2016
									Total
					Total				dividends and
	Ordinary		Long-term		dividends		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$23,690		$—		$23,690		$44,429	$7,982	$52,411
Class 1A*	1		—		1
Class 2	19,498		—		19,498		43,530	8,728	52,258
Class 3	141		—		141		307	60	367
Class 4	663		—		663		1,615	371	1,986
Total	$43,993		$—		$43,993		$89,881	$17,141	$107,022

See end of tables for footnotes.

American Funds Insurance Series	169

Managed Risk Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$7	$22	$29	$3	$57	$60
Class P2	727	4,120	4,847	327	14,955	15,282
Total	$734	$4,142	$4,876	$330	$15,012	$15,342

Managed Risk International Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$1	$1	$2	$2	$4	$6
Class P2	899	1,402	2,301	841	2,181	3,022
Total	$900	$1,403	$2,303	$843	$2,185	$3,028

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$4	$3	$7	$5	$8	$13
Class P2	5,157	5,565	10,722	3,370	5,915	9,285
Total	$5,161	$5,568	$10,729	$3,375	$5,923	$9,298

Managed Risk Growth-Income Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$19	$73	$92	$15	$64	$79
Class P2	1,848	7,653	9,501	1,692	8,401	10,093
Total	$1,867	$7,726	$9,593	$1,707	$8,465	$10,172

Managed Risk Asset Allocation Fund

	Year ended December 31, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11,453	$13,811	$25,264	$16,330	$29,417	$45,747
Class P2	20,269	24,931	45,200	27,858	64,161	92,019
Total	$31,722	$38,742	$70,464	$44,188	$93,578	$137,766

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

170	American Funds Insurance Series

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — On December 4, 2017, the series’ board of trustees approved amended agreements effective February 1, 2018, decreasing the annual rate to 0.580% on average daily net assets in excess of $4 billion for New World Fund, decreasing the annual rate to 0.350% on average daily net assets in excess of $10.5 billion for Blue Chip Income and Growth Fund, and decreasing the annual rate to 0.320% on average daily net assets in excess of $13 billion for Bond Fund. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2017, total investment advisory services fees waived by CRMC were $2,496,000.

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31,	For the year ended December 31,
	Beginning	Ending		In excess	2017,	2017,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.520%	.520%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.326	.326
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.620	.5	2.5	.704	.704
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.594	.594
Growth-Income Fund	.500	.219	.6	34.0	.262	.262
International Growth and Income Fund	.690	.530	.5	1.0	.614	.614
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.268	.268
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.362	.362
Global Bond Fund	.570	.450	1.0	3.0	.529	.529
High-Income Bond Fund	.500	.420	.6	2.0	.467	.467
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	171

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2017, total expenses reimbursed by CRMC were $102,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$188
Class 1A*	$—	$2	—	†
Class 2	9,611	Not applicable	385
Class 4	352	352	14
Total class-specific expenses	$9,963	$354	$587

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$160
Class 1A*	$—	$—	†	—	†
Class 2	6,149	Not applicable		246
Class 4	171	171		7
Total class-specific expenses	$6,320	$171		$413

172	American Funds Insurance Series

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$774
Class 1A*	$—	$2	—	†
Class 2	37,831	Not applicable	1,513
Class 3	362	Not applicable	20
Class 4	1,542	1,542	62
Total class-specific expenses	$39,735	$1,544	$2,369

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$446
Class 1A*	$—	$1	—	†
Class 2	10,407	Not applicable	416
Class 3	53	Not applicable	3
Class 4	304	304	12
Total class-specific expenses	$10,764	$305	$877

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$194
Class 1A*	$—	$1	—	†
Class 2	2,507	Not applicable	100
Class 4	821	820	33
Total class-specific expenses	$3,328	$821	$327

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$538
Class 1A*	$—	$—	†	—	†
Class 2	8,620	Not applicable		345
Class 4	440	440		18
Total class-specific expenses	$9,060	$440		$901

Global Growth and Income Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$51
Class 1A*	$—	$—	†	—	†
Class 2	3,734	Not applicable		149
Class 4	79	79		3
Total class-specific expenses	$3,813	$79		$203

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,424
Class 1A*	$—	$2	—	†
Class 2	33,675	Not applicable	1,347
Class 3	292	Not applicable	16
Class 4	1,513	1,513	61
Total class-specific expenses	$35,480	$1,515	$2,848

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$100
Class 1A*	$—	$1	—	†
Class 2	656	Not applicable	26
Class 4	123	122	5
Total class-specific expenses	$779	$123	$131

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$20
Class 1A*	$—	$1	—	†
Class 2	2	Not applicable	—	†
Class 4	746	746	30
Total class-specific expenses	$748	$747	$50

See end of tables for footnotes.

American Funds Insurance Series	173

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,501
Class 1A*	$—	$4	—	†
Class 2	13,450	Not applicable	538
Class 3	66	Not applicable	4
Class 4	8,079	8,080	323
Total class-specific expenses	$21,595	$8,084	$2,366

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$8
Class 1A*	$—	$—	—	†
Class 2	487	Not applicable	19
Class 4	65	65	3
Total class-specific expenses	$552	$65	$30

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$673
Class 1A*	$—	$1	—	†
Class 2	9,931	Not applicable	397
Class 4	359	359	15
Total class-specific expenses	$10,290	$360	$1,085

Global Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$121
Class 1A*	$—	$—	†	—	†
Class 2	2,887	Not applicable		115
Class 4	42	42		2
Total class-specific expenses	$2,929	$42		$238

High-Income Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$81
Class 1A*	$—	$—	†	—	†
Class 2	1,994	Not applicable		80
Class 3	23	Not applicable		1
Class 4	67	67		3
Total class-specific expenses	$2,084	$67		$165

Mortgage Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$27
Class 1A*	$—	$—	†	—	†
Class 2	156	Not applicable		6
Class 4	24	25		1
Total class-specific expenses	$180	$25		$34

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4
Class 1A*	$—	$—	—
Class 2	659	Not applicable	26
Class 3	7	Not applicable	—	†
Class 4	38	38	2
Total class-specific expenses	$704	$38	$32

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$145
Class 1A*	$—	$—	†	—	†
Class 2	3,721	Not applicable		149
Class 3	19	Not applicable		1
Class 4	143	144		6
Total class-specific expenses	$3,883	$144		$301

174	American Funds Insurance Series

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$3
Class P2	$616	616
Total class-specific expenses	$616	$619

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$—	†
Class P2	$311	311
Total class-specific expenses	$311	$311

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$—	†
Class P2	$883	883
Total class-specific expenses	$883	$883

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$5
Class P2	$463	463
Total class-specific expenses	$463	$468

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$3,640
Class P2	$6,556	6,556
Total class-specific expenses	$6,556	$10,196

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

American Funds Insurance Series	175

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$36	$14		$50
Global Small Capitalization Fund	26	10		36
Growth Fund	146	57		203
International Fund	52	21		73
New World Fund	20	8		28
Blue Chip Income and Growth Fund	56	22		78
Global Growth and Income Fund	13	5		18
Growth-Income Fund	175	68		243
International Growth and Income Fund	8	3		11
Capital Income Builder	3	1		4
Asset Allocation Fund	144	56		200
Global Balanced Fund	2	1		3
Bond Fund	70	26		96
Global Bond Fund	15	6		21
High-Income Bond Fund	11	4		15
Mortgage Fund	2	1		3
Ultra-Short Bond Fund	2	1		3
U.S. Government/AAA-Rated Securities Fund	19	7		26
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	2	1		3
Managed Risk Growth-Income Fund	2	—	*	2
Managed Risk Asset Allocation Fund	24	10		34

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of December 31, 2017 (dollars in thousands):

	Purchases	Sales
Global Small Capitalization Fund	$ 15,273	$109,018
Blue Chip Income and Growth Fund	80,277	170,978

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2017.

176	American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$202,598	7,210	$72,128	2,554		$(331,323)	(11,655)	$(56,597)	(1,891)
Class 1A2	2,333	80	31	1		(125)	(4)	2,239	77
Class 2	55,435	2,042	139,728	5,015		(563,057)	(20,391)	(367,894)	(13,334)
Class 4	92,931	3,271	4,951	178		(11,055)	(400)	86,827	3,049
Total net increase (decrease)	$353,297	12,603	$216,838	7,748		$(905,560)	(32,450)	$(335,425)	(12,099)

Year ended December 31, 2016

Class 1	$214,321	8,771	$150,842	6,520		$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694		(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354		(28,384)	(1,172)	11,484	495
Total net increase (decrease)	$345,021	14,171	$495,433	21,568		$(705,508)	(28,797)	$134,946	6,942

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$128,448	5,651	$10,108	429		$(396,272)	(17,174)	$(257,716)	(11,094)
Class 1A2	169	8	1	—	[3]	— [3]	— [3]	170	8
Class 2	27,876	1,267	10,597	472		(343,593)	(15,314)	(305,120)	(13,575)
Class 4	73,197	3,126	270	12		(5,899)	(258)	67,568	2,880
Total net increase (decrease)	$229,690	10,052	$20,976	913		$(745,764)	(32,746)	$(495,098)	(21,781)

Year ended December 31, 2016

Class 1	$161,105	7,595	$285,447	14,932		$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986		(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365		(8,311)	(402)	15,109	755
Total net increase (decrease)	$232,189	11,006	$738,303	39,283		$(670,465)	(31,292)	$300,027	18,997

See end of tables for footnotes.

American Funds Insurance Series	177

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$505,734	6,906	$786,807	11,094		$(1,258,545)	(16,930)	$33,996	1,070
Class 1A2	2,708	36	78	1		(94)	(1)	2,692	36
Class 2	206,092	2,819	1,520,175	21,621		(2,205,078)	(30,135)	(478,811)	(5,695)
Class 3	468	6	20,085	282		(21,851)	(295)	(1,298)	(7)
Class 4	407,312	5,509	58,020	832		(56,254)	(776)	409,078	5,565
Total net increase (decrease)	$1,122,314	15,276	$2,385,165	33,830		$(3,541,822)	(48,137)	$(34,343)	969

Year ended December 31, 2016

Class 1	$458,166	7,079	$669,418	10,693		$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732		(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284		(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638		(49,300)	(768)	65,026	1,037
Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347		$(2,900,338)	(44,422)	$(111,950)	(66)

International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$760,186	38,348	$119,937	5,881		$(613,463)	(30,471)	$266,660	13,758
Class 1A2	1,638	80	20	1		(119)	(5)	1,539	76
Class 2	174,876	8,941	100,155	4,954		(605,647)	(30,845)	(330,616)	(16,950)
Class 3	274	13	726	36		(3,886)	(197)	(2,886)	(148)
Class 4	209,217	10,089	4,092	200		(14,987)	(752)	198,322	9,537
Total net increase (decrease)	$1,146,191	57,471	$224,930	11,072		$(1,238,102)	(62,270)	$133,019	6,273

Year ended December 31, 2016

Class 1	$502,624	29,474	$355,240	22,171		$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231		(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177		(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345		(7,439)	(436)	23,096	1,386
Total net increase (decrease)	$718,365	42,205	$749,449	46,924		$(1,028,327)	(59,624)	$439,487	29,505

New World Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$280,518	12,105	$21,909	893		$(475,480)	(20,394)	$(173,053)	(7,396)
Class 1A2	629	27	6	—	[3]	(13)	(1)	622	26
Class 2	143,361	6,559	9,149	376		(254,737)	(11,445)	(102,227)	(4,510)
Class 4	127,556	5,560	3,016	124		(20,431)	(895)	110,141	4,789
Total net increase (decrease)	$552,064	24,251	$34,080	1,393		$(750,661)	(32,735)	$(164,517)	(7,091)

Year ended December 31, 2016

Class 1	$343,390	17,604	$17,686	901		$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365		(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75		(12,695)	(670)	59,947	3,159
Total net increase (decrease)	$465,805	24,019	$26,251	1,341		$(412,680)	(21,318)	$79,376	4,042

178	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$458,480	32,688	$309,238	21,989		$(834,928)	(58,499)	$(67,210)	(3,822)
Class 1A2	593	42	17	1		(15)	(1)	595	42
Class 2	34,639	2,502	195,693	14,095		(439,009)	(31,376)	(208,677)	(14,779)
Class 4	129,429	9,259	10,522	756		(43,213)	(3,132)	96,738	6,883
Total net increase (decrease)	$623,141	44,491	$515,470	36,841		$(1,317,165)	(93,008)	$(178,554)	(11,676)

Year ended December 31, 2016

Class 1	$986,168	74,990	$426,031	33,628		$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996	26,334		(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693	611		(18,601)	(1,441)	94,851	7,307
Total net increase (decrease)	$1,134,499	86,401	$762,720	60,573		$(704,087)	(54,367)	$1,193,132	92,607

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$133,943	8,899	$16,607	1,095		$(345,498)	(23,190)	$(194,948)	(13,196)
Class 1A2	125	8	3	—	[3]	(3)	— [3]	125	8
Class 2	25,134	1,709	56,976	3,780		(236,596)	(16,119)	(154,486)	(10,630)
Class 4	63,660	4,175	1,883	123		(6,203)	(417)	59,340	3,881
Total net increase (decrease)	$222,862	14,791	$75,469	4,998		$(588,300)	(39,726)	$(289,969)	(19,937)

Year ended December 31, 2016

Class 1	$292,208	23,201	$10,481	808		$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283	1,955		(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257	20		(2,230)	(180)	10,384	829
Total net increase (decrease)	$330,085	26,233	$36,021	2,783		$(251,792)	(19,932)	$114,314	9,084

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$1,521,886	32,100	$1,132,034	24,392		$(1,241,004)	(26,012)	$1,412,916	30,480
Class 1A2	2,070	43	40	1		(24)	(1)	2,086	43
Class 2	120,223	2,558	1,048,742	22,899		(1,761,342)	(37,375)	(592,377)	(11,918)
Class 3	473	10	12,561	271		(21,746)	(457)	(8,712)	(176)
Class 4	267,835	5,641	46,486	1,020		(56,983)	(1,217)	257,338	5,444
Total net increase (decrease)	$1,912,487	40,352	$2,239,863	48,583		$(3,081,099)	(65,062)	$1,071,251	23,873

Year ended December 31, 2016

Class 1	$1,364,357	31,261	$1,429,866	34,358		$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603	38,422		(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402	467		(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139	1,325		(35,791)	(829)	91,240	2,191
Total net increase (decrease)	$1,581,445	36,274	$3,084,010	74,572		$(2,451,420)	(56,140)	$2,214,035	54,706

See end of tables for footnotes.

American Funds Insurance Series	179

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$186,307	11,140	$25,860	1,487	$(101,536)	(6,072)	$110,631	6,555
Class 1A2	2,100	121	14	1	(1)	— [3]	2,113	122
Class 2	8,391	510	5,714	329	(34,542)	(2,118)	(20,437)	(1,279)
Class 4	19,465	1,164	1,184	69	(3,332)	(202)	17,317	1,031
Total net increase (decrease)	$216,263	12,935	$32,772	1,886	$(139,411)	(8,392)	$109,624	6,429

Year ended December 31, 2016

Class 1	$105,994	7,226	$26,726	1,853	$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312	508	(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044	73	(3,762)	(258)	5,358	366
Total net increase (decrease)	$131,171	8,959	$35,082	2,434	$(40,654)	(2,742)	$125,599	8,651

Capital Income Builder

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$84,130	8,355	$6,303	622	$(9,923)	(984)	$80,510	7,993
Class 1A2	1,245	122	8	1	(365)	(36)	888	87
Class 2	1,371	136	23	2	(122)	(12)	1,272	126
Class 4	66,028	6,590	7,676	760	(19,222)	(1,922)	54,482	5,428
Total net increase (decrease)	$152,774	15,203	$14,010	1,385	$(29,632)	(2,954)	$137,152	13,634

Year ended December 31, 2016

Class 1	$95,122	9,946	$4,372	458	$(23,129)	(2,439)	$76,365	7,965
Class 2	144	15	2	—	(2)	—	144	15
Class 4	113,152	11,813	6,657	699	(20,474)	(2,162)	99,335	10,350
Total net increase (decrease)	$208,418	21,774	$11,031	1,157	$(43,605)	(4,601)	$175,844	18,330

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$1,929,702	84,102	$953,771	41,982	$(641,572)	(27,828)	$2,241,901	98,256
Class 1A2	4,261	184	121	5	(253)	(11)	4,129	178
Class 2	109,962	4,876	325,924	14,513	(579,020)	(25,433)	(143,134)	(6,044)
Class 3	1,400	61	2,246	99	(4,469)	(195)	(823)	(35)
Class 4	408,549	18,017	192,666	8,617	(159,354)	(7,104)	441,861	19,530
Total net increase (decrease)	$2,453,874	107,240	$1,474,728	65,216	$(1,384,668)	(60,571)	$2,543,934	111,885

Year ended December 31, 2016

Class 1	$1,419,998	67,404	$510,045	24,119	$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323	9,626	(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439	68	(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264	4,812	(163,695)	(7,917)	322,502	15,227
Total net increase (decrease)	$1,997,153	94,842	$813,071	38,625	$(1,109,387)	(53,215)	$1,700,837	80,252

180	American Funds Insurance Series

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$22,241	1,783	$3,607		285		$(6,039)	(501)	$19,809	1,567
Class 1A2	244	19	9		1		— [3]	— [3]	253	20
Class 2	16,382	1,346	7,928		628		(20,169)	(1,671)	4,141	303
Class 4	39,763	3,218	1,778		142		(2,261)	(182)	39,280	3,178
Total net increase (decrease)	$78,630	6,366	$13,322		1,056		$(28,469)	(2,354)	$63,483	5,068

Year ended December 31, 2016

Class 1	$20,046	1,826	$939		85		$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226		201		(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121		11		(652)	(59)	8,975	816
Total net increase (decrease)	$52,491	4,756	$3,286		297		$(30,280)	(2,735)	$25,497	2,318

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$967,669	88,718	$235,240		21,678		$(1,624,503)	(147,887)	$(421,594)	(37,491)
Class 1A2	1,338	122	21		2		(272)	(25)	1,087	99
Class 2	138,965	12,898	134,455		12,545		(273,010)	(25,301)	410	142
Class 4	212,848	19,725	6,398		597		(22,490)	(2,080)	196,756	18,242
Total net increase (decrease)	$1,320,820	121,463	$376,114		34,822		$(1,920,275)	(175,293)	$(223,341)	(19,008)

Year ended December 31, 2016

Class 1	$1,345,167	121,199	$148,075		13,631		$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041		7,631		(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763		164		(16,674)	(1,523)	42,873	3,914
Total net increase (decrease)	$1,547,536	139,686	$231,879		21,426		$(880,871)	(80,645)	$898,544	80,467

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$177,200	15,155	$14,284		1,210		$(100,697)	(8,588)	$90,787	7,777
Class 1A2	74	6	—	[3]	—	[3]	— [3]	— [3]	74	6
Class 2	45,841	3,978	11,132		952		(79,734)	(6,868)	(22,761)	(1,938)
Class 4	20,651	1,777	197		17		(2,949)	(255)	17,899	1,539
Total net increase (decrease)	$243,766	20,916	$25,613		2,179		$(183,380)	(15,711)	$85,999	7,384

Year ended December 31, 2016

Class 1	$213,129	18,309	$10,956		974		$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734		780		(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76		7		(4,634)	(404)	6,388	557
Total net increase (decrease)	$260,422	22,421	$19,766		1,761		$(320,722)	(27,797)	$(40,534)	(3,615)

See end of tables for footnotes.

American Funds Insurance Series	181

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$43,584	4,162	$43,816		4,273		$(422,269)	(39,685)	$(334,869)	(31,250)
Class 1A2	400	39	12		1		(7)	(1)	405	39
Class 2	15,931	1,540	51,640		5,121		(92,969)	(8,946)	(25,398)	(2,285)
Class 3	397	38	805		78		(1,921)	(181)	(719)	(65)
Class 4	84,996	7,657	1,981		182		(72,820)	(6,577)	14,157	1,262
Total net increase (decrease)	$145,308	13,436	$98,254		9,655		$(589,986)	(55,390)	$(346,424)	(32,299)

Year ended December 31, 2016

Class 1	$69,042	6,945	$56,592		5,626		$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007		4,738		(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746		74		(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283		120		(73,640)	(6,754)	18,622	1,779
Total net increase (decrease)	$185,502	18,031	$105,628		10,558		$(484,689)	(49,083)	$(193,559)	(20,494)

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$52,151	4,904	$5,982		566		$(59,926)	(5,621)	$(1,793)	(151)
Class 1A2	109	10	2		—	[3]	(6)	— [3]	105	10
Class 2	7,132	672	1,287		122		(8,011)	(755)	408	39
Class 4	8,522	808	204		20		(4,876)	(462)	3,850	366
Total net increase (decrease)	$67,914	6,394	$7,475		708		$(72,819)	(6,838)	$2,570	264

Year ended December 31, 2016

Class 1	$28,827	2,669	$7,933		749		$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683		159		(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227		22		(17,844)	(1,676)	(2,738)	(259)
Total net increase (decrease)	$62,094	5,778	$9,843		930		$(72,054)	(6,718)	$(117)	(10)

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$14,832	1,312	$184		16		$(15,478)	(1,371)	$(462)	(43)
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	62,145	5,646	697		63		(111,628)	(10,146)	(48,786)	(4,437)
Class 3	1,448	130	15		2		(1,233)	(111)	230	21
Class 4	16,767	1,507	10		1		(14,407)	(1,294)	2,370	214
Total net increase (decrease)	$95,202	8,596	$906		82		$(142,746)	(12,922)	$(46,638)	(4,244)

Year ended December 31, 2016

Class 1	$15,562	1,382	$—		—		$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—		—		(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—		—		(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—		—		(21,287)	(1,911)	(2,915)	(262)
Total net increase (decrease)	$164,759	14,925	$—		—		$(176,724)	(16,004)	$(11,965)	(1,079)

182	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class 1	$291,253	23,702	$23,401	1,927		$(226,514)	(18,425)	$88,140	7,204
Class 1A2	1,016	83	2	—	[3]	(714)	(58)	304	25
Class 2	49,410	4,091	19,498	1,621		(103,407)	(8,550)	(34,499)	(2,838)
Class 3	1,050	86	141	12		(1,501)	(123)	(310)	(25)
Class 4	27,872	2,299	663	55		(23,884)	(1,976)	4,651	378
Total net increase (decrease)	$370,601	30,261	$43,705	3,615		$(356,020)	(29,132)	$58,286	4,744

Year ended December 31, 2016

Class 1	$111,564	8,949	$52,411	4,280		$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257	4,303		(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368	30		(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986	163		(48,646)	(3,930)	12,134	978
Total net increase (decrease)	$237,470	19,106	$107,022	8,776		$(301,313)	(24,342)	$43,179	3,540

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class P1	$836	70	$29	2		$(230)	(19)	$635	53
Class P2	46,748	3,893	4,847	408		(16,010)	(1,330)	35,585	2,971
Total net increase (decrease)	$47,584	3,963	$4,876	410		$(16,240)	(1,349)	$36,220	3,024

Year ended December 31, 2016

Class P1	$492	46	$60	6		$(168)	(16)	$384	36
Class P2	63,452	5,983	15,282	1,507		(14,771)	(1,388)	63,963	6,102
Total net increase (decrease)	$63,944	6,029	$15,342	1,513		$(14,939)	(1,404)	$64,347	6,138

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class P1	$130	14	$2	—	[3]	$(166)	(17)	$(34)	(3)
Class P2	30,462	3,002	2,301	230		(9,880)	(967)	22,883	2,265
Total net increase (decrease)	$30,592	3,016	$2,303	230		$(10,046)	(984)	$22,849	2,262

Year ended December 31, 2016

Class P1	$41	4	$6	1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830	3,022	346		(8,610)	(948)	19,957	2,228
Total net increase (decrease)	$25,586	2,834	$3,028	347		$(8,663)	(954)	$19,951	2,227

See end of tables for footnotes.

American Funds Insurance Series	183

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class P1	$59	5	$7	1	$(136)	(11)	$(70)	(5)
Class P2	83,072	6,949	10,722	898	(56,067)	(4,624)	37,727	3,223
Total net increase (decrease)	$83,131	6,954	$10,729	899	$(56,203)	(4,635)	$37,657	3,218

Year ended December 31, 2016

Class P1	$60	6	$13	1	$(20)	(2)	$53	5
Class P2	139,800	12,424	9,285	848	(10,609)	(952)	138,476	12,320
Total net increase (decrease)	$139,860	12,430	$9,298	849	$(10,629)	(954)	$138,529	12,325

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class P1	$1,093	92	$92	8	$(154)	(13)	$1,031	87
Class P2	27,997	2,382	9,501	835	(15,095)	(1,278)	22,403	1,939
Total net increase (decrease)	$29,090	2,474	$9,593	843	$(15,249)	(1,291)	$23,434	2,026

Year ended December 31, 2016

Class P1	$746	68	$79	7	$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964	(13,341)	(1,227)	38,707	3,601
Total net increase (decrease)	$42,701	3,932	$10,172	971	$(13,684)	(1,258)	$39,189	3,645

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class P1	$264,545	20,631	$25,264	1,986	$(25,397)	(1,973)	$264,412	20,644
Class P2	253,137	19,936	45,200	3,559	(153,999)	(11,957)	144,338	11,538
Total net increase (decrease)	$517,682	40,567	$70,464	5,545	$(179,396)	(13,930)	$408,750	32,182

Year ended December 31, 2016

Class P1	$443,537	37,855	$45,747	3,957	$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249
Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

184	American Funds Insurance Series

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2017 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,709,869	$1,284,211	$5,381,976	$2,353,764	$1,716,759	$2,884,969
Sales of investment securities*	2,095,865	1,778,593	8,015,869	2,597,007	1,716,842	2,992,025
Non-U.S. taxes paid on interest income	—	—	—	(11)	37	—
Non-U.S. taxes paid on realized gains	903	5	—	527	13	—
Non-U.S. taxes provided on unrealized gains	4,211	502	—	3,115	16,043	—
Dividends from affiliated issuers	—	1,346	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	(3,537)	—	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$801,855	$7,282,680	$737,253	$448,150	$17,391,526	$152,879
Sales of investment securities*	1,084,942	7,556,491	619,618	379,687	16,903,042	107,452
Non-U.S. taxes paid on interest income	—	—	3	—	—	14
Non-U.S. taxes paid on realized gains	763	10	99	—	102	41
Non-U.S. taxes provided on unrealized gains	2,538	1,737	1,168	—	108	140

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$41,383,822	$1,826,715	$1,183,191	$2,202,832	$—	$13,557,389
Sales of investment securities*	40,443,825	1,968,533	1,483,385	2,197,044	—	13,732,439
Non-U.S. taxes paid on interest income	1	390	(2)	—	—	—
Non-U.S. taxes paid on realized gains	—	564	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$110,122	$52,041	$150,702	$71,239	$623,590
Sales of investment securities*	58,914	29,432	107,026	45,175	44,905
Dividends from affiliated issuers	2,295	2,012	7,115	3,114	70,949
Net realized (loss) gain from affiliated issuers	(2,470)	(586)	229	(2,961)	4,957

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series	185

11. Ownership concentration

At December 31, 2017, American Funds Insurance Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series - Managed Risk Global Allocation Portfolio and Managed Risk Asset Allocation Fund held 36%, 18% and 16% of the outstanding shares of Capital Income Builder, Global Balanced Fund and Asset Allocation Fund, respectively.

186	American Funds Insurance Series

Financial highlights

		Income(loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/17	$24.05	$.26	$7.30	$7.56	$(.26)	$(.84)	$(1.10)	$30.51	31.80%	$2,010		.55%		.94%
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
Class 1A:
12/31/17[3,4]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
12/31/17	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
Class 4:
12/31/17	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43

Global Small Capitalization Fund

Class 1:
12/31/17	$20.24	$.12	$5.17	$5.29	$(.15)	$—	$(.15)	$25.38	26.22%	$1,639		.73%		.54%
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
Class 1A:
12/31/17[3,4]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[7]	.96	[6]	.35 [6]
Class 2:
12/31/17	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
Class 4:
12/31/17	19.91	— [8]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [9]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/17	$67.29	$.55		$17.89	$18.44	$(.55)	$(7.33)	$(7.88)	$77.85	28.62%	$8,100	.35%		.75%
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118	.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003	.35		.93
Class 1A:
12/31/17[3,4]	68.84	.35		16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
12/31/17	66.92	.37		17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413	.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334	.60		.68
Class 3:
12/31/17	67.67	.42		17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208	.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216	.53		.75
Class 4:
12/31/17	66.41	.18		17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24	.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5	.85		.40

International Fund

Class 1:
12/31/17	$16.82	$.26		$5.16	$5.42	$(.30)	$(.23)	$(.53)	$21.71	32.46%	$5,014	.53%		1.33%
12/31/16	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282	.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324	.54		1.41
Class 1A:
12/31/17[3,4]	17.17	.09		4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
12/31/17	16.76	.22		5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374	.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916	.79		1.15
Class 3:
12/31/17	16.85	.23		5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38	.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46	.72		1.22
Class 4:
12/31/17	16.64	.11		5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18	1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2	1.04		(.07)

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net asset

New World Fund

Class 1:
12/31/17	$19.72	$.26		$5.59	$5.85	$(.27)	$—	$(.27)	$25.30	29.73%	$2,050		.77%		1.14%
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
Class 1A:
12/31/17[3,4]	20.14	.13		5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1		1.00	[6]	.53	[6]
Class 2:
12/31/17	19.54	.20		5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055		1.02		.89
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
Class 4:
12/31/17	19.51	.14		5.52	5.66	(.18)	—	(.18)	24.99	29.06	427		1.27		.61
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56

Blue Chip Income and Growth Fund

Class 1:
12/31/17	$13.53	$.32		$1.96	$2.28	$(.32)	$(.53)	$(.85)	$14.96	17.30%	$5,581		.41%		2.27%
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
Class 1A:
12/31/17[3,4]	13.75	.28		1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
12/31/17	13.39	.28		1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
Class 4:
12/31/17	13.39	.25		1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net asset

Global Growth and Income Fund

Class 1:
12/31/17	$13.02	$.35		$3.06	$3.41	$(.36)	$(.26)	$(.62)	$15.81	26.40%	$485		.63%		2.43%
12/31/16	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
Class 1A:
12/31/17[3,4]	13.21	.18		3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[7]	.84	[6]	1.20	[6]
Class 2:
12/31/17	13.00	.31		3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
Class 4:
12/31/17	12.89	.22		3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27

Growth-Income Fund

Class 1:
12/31/17	$44.41	$.81		$8.89	$9.70	$(.78)	$(3.11)	$(3.89)	$50.22	22.68%	$15,765		.28%		1.69%
12/31/16	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588		.29		1.79
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
Class 1A:
12/31/17[3,4]	45.39	.67		7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2		.52	[6]	1.41	[6]
Class 2:
12/31/17	44.00	.68		8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930		.53		1.45
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
Class 3:
12/31/17	44.47	.72		8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168		.46		1.52
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
Class 4:
12/31/17	43.73	.56		8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827		.78		1.19
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96

190	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net asset

International Growth and Income Fund

Class 1:
12/31/17	$14.48	$.46		$3.20	$3.66	$(.42)	$—	$(.42)	$17.72	25.31%	$1,121		.66%		2.75%
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
Class 1A:
12/31/17[3,4]	14.69	.34		3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2		.91	[6]	1.99	[6]
Class 2:
12/31/17	14.43	.43		3.17	3.60	(.37)	—	(.37)	17.66	25.03	276		.91		2.60
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
Class 4:
12/31/17	14.38	.37		3.18	3.55	(.35)	—	(.35)	17.58	24.72	63		1.16		2.24
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18

Capital Income Builder

Class 1:
12/31/17	$9.46	$.32		$.93	$1.25	$(.31)	$—	$(.31)	$10.40	13.29%	$254		.54%		3.21%
12/31/16	9.40	.32		.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		3.39
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,10]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [5]	20		.56	[6]	2.87	[6]
Class 1A:
12/31/17[3,4]	9.57	.27		.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	2.63	[6]
Class 2:
12/31/17	9.46	.29		.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		2.82
12/31/16	9.40	.27		.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[7]	.46	[11]	3.12	[11]
12/31/14[3,10]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,11]	—	[7]	.47	[6,11]	2.94	[6,11]
Class 4:
12/31/17	9.45	.27		.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		2.72
12/31/16	9.38	.27		.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,10]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[5]	55		1.06	[6]	2.08	[6]

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
12/31/17	$21.68	$.44		$3.06	$3.50	$(.41)	$(1.06)	$(1.47)	$23.71	16.51%	$16,556		.29%		1.90%
12/31/16	20.62	.42		1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008		.29		1.97
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
Class 1A:
12/31/17[3,4]	21.97	.39		2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4		.53	[6]	1.69	[6]
Class 2:
12/31/17	21.49	.37		3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480		.54		1.64
12/31/16	20.45	.36		1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
Class 3:
12/31/17	21.70	.39		3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38		.47		1.72
12/31/16	20.64	.38		1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
Class 4:
12/31/17	21.43	.32		3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582		.79		1.40
12/31/16	20.40	.31		1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22

Global Balanced Fund

Class 1:
12/31/17	$11.08	$.21		$1.99	$2.20	$(.15)	$(.38)	$(.53)	$12.75	19.91%	$93		.72%		1.68%
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
Class 1A:
12/31/17[3,4]	11.18	.16		1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[7]	.94	[6]	1.27	[6]
Class 2:
12/31/17	11.06	.18		1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
Class 4:
12/31/17	11.00	.13		1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [11]	—	[7]	.67	[11]	2.07	[2,11]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [11]	—	[7]	.71	[11]	1.98	[11]

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund

Class 1:
12/31/17	$10.80	$.24	$.18	$.42	$(.24)	$(.16)	$(.40)	$10.82	3.88%	$6,434		.38%		2.19%
12/31/16	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [8]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
Class 1A:
12/31/17[3,4]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
12/31/17	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/16	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [8]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
Class 4:
12/31/17	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/16	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [8]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58

Global Bond Fund

Class 1:
12/31/17	$11.22	$.28	$.52	$.80	$(.07)	$(.07)	$(.14)	$11.88	7.11%	$1,273		.56%		2.37%
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
Class 1A:
12/31/17[3,4]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[7]	.72	[6]	2.27	[6]
Class 2:
12/31/17	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		2.12
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
Class 4:
12/31/17	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.89
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [8]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/17	$10.18	$.63		$.10	$.73	$(.72)	$—	$(.72)	$10.19	7.25%	$632		.49%		5.98%
12/31/16	9.19	.61		1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
Class 1A:
12/31/17[3,4]	10.28	.60		.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[7]	.72	[6]	5.74	[6]
Class 2:
12/31/17	10.04	.59		.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
Class 3:
12/31/17	10.22	.61		.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
Class 4:
12/31/17	10.79	.61		.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82

Mortgage Fund

Class 1:
12/31/17	$10.56	$.16		$— [8]	$.16	$(.18)	$(.07)	$(.25)	$10.47	1.47%	$265		.47%		1.52%
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
Class 1A:
12/31/17[3,4]	10.55	.14		— [8]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[7]	.70	[6]	1.38	[6]
Class 2:
12/31/17	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		1.27
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[8]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
Class 4:
12/31/17	10.48	.11		— [8]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		1.03
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[11]	—	[7]	.38	[11]	.23	[11]

194	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
12/31/17	$11.27	$.08	$(.01)		$.07	$(.05)	$—	$(.05)	$11.29	.66%	$37		.35%		.68%
12/31/16[12]	11.26	.01	—	[8]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	—	—	—	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[8]	(.03)	—	—	—	11.31	(.27)	57		.34		(.24)
Class 1A:
12/31/17[3,4]	11.27	.08	—	[8]	.08	(.06)	—	(.06)	11.29	.67 [5]	—	[7]	.34	[6]	.69 [6]
Class 2:
12/31/17	10.99	.05	—	[8]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/16[12]	11.01	(.02)	—	[8]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[8]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	—	—	—	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[8]	(.05)	—	—	—	11.12	(.45)	395		.59		(.49)
Class 3:
12/31/17	11.10	.06	—	[8]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/16[12]	11.11	(.01)	—	[8]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[8]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	—	—	—	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[8]	(.05)	—	—	—	11.21	(.44)	8		.52		(.42)
Class 4:
12/31/17	11.12	.02	—	[8]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/16[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[8]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	—	—	—	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[8]	(.04)	—	—	—	11.30	(.35)[11]	—	[7]	.37	[11]	(.32)[11]

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net asset end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/17	$12.05	$.21	$.01	$.22	$(.19)	$—	$(.19)	$12.08	1.83%	$1,558		.36%		1.68%
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
Class 1A:
12/31/17[3,4]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [5]	—	[7]	.58	[6]	1.53	[6]
Class 2:
12/31/17	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		1.43
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
Class 3:
12/31/17	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		1.50
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
Class 4:
12/31/17	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		1.18
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68

		Income (loss) from investment operations			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]		Net asset, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund

Class P1:
12/31/17	$10.71	$.08	$2.70	$2.78	$(.07)	$(.20)	$(.27)	$13.22	26.23%[11]		$2		.42%[11]		.36%[11]		.70%[11]		.69%[11]
12/31/16	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[11]	—	[7]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[11]	—	[7]	.50	[11]	.32	[11]	.65	[11]	2.71	[11]
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,11]	—	[7]	.88	[6,11]	.25	[6,11]	.58	[6,11]	1.64	[6,11]
Class P2:
12/31/17	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99		286		.69		.63		.97		.34
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,11]	28		1.05	[6,11]	.52	[6,11]	.85	[6,11]	1.69	[6,11]

196	American Funds Insurance Series

		Income (loss) from investment operations			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net asset, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk International Fund

Class P1:
12/31/17	$8.89	$.11	$2.47	$2.58	$(.10)	$(.12)	$(.22)	$11.25	29.28%[11]	$—	[7]	.28%[11]		.20%[11]		.69%[11]		1.13%[11]
12/31/16	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[7]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/15	10.10	.18	(.80)	(.62)	— [8]	—	— [8]	9.48	(6.12)[11]	—	[7]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[11]	—	[7]	.50	[11]	.25	[11]	.76	[11]	1.33	[11]
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08 [5,11]	—	[7]	1.05	[6,11]	.23	[6,11]	.73	[6,11]	1.92	[6,11]
Class P2:
12/31/17	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/15	10.09	.13	(.79)	(.66)	— [8]	—	— [8]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99 [5,11]	17		1.19	[6,11]	.44	[6,11]	.94	[6,11]	2.66	[6,11]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/17	$11.67	$.19	$1.59	$1.78	$(.22)	$(.19)	$(.41)	$13.04	15.48%[11]	$—	[7]	30%[11]		.25%[11]		64%[11]		1.59%[11]
12/31/16	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[7]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[7]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [11]	—	[7]	.50	[11]	.31	[11]	.70	[11]	3.43	[11]
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16 [5,11]	—	[7]	.84	[6,11]	.24	[6,11]	.64	[6,11]	2.80	[6,11]
Class P2:
12/31/17	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05 [5,11]	26		1.04	[6,11]	.54	[6,11]	.94	[6,11]	3.91	[6,11]

Managed Risk Growth-Income Fund

Class P1:
12/31/17	$11.07	$.19	$2.03	$2.22	$(.13)	$(.50)	$(.63)	$12.66	20.64%[11]	$2		.44%[11]		.37%[11]		.66%[11]		1.61%[11]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1		.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1		.56	[11]	.31	[11]	.59	[11]	2.17	[11]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [11]	—	[7]	.45	[11]	.25	[11]	.52	[11]	2.94	[11]
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15 [5,11]	—	[7]	.92	[6,11]	.23	[6,11]	.50	[6,11]	2.01	[6,11]
Class P2:
12/31/17	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206		.70		.63		.92		1.08
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04 [5,11]	24		1.09	[6,11]	.50	[6,11]	.77	[6,11]	2.73	[6,11]

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net asset, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Asset Allocation Fund

Class P1:
12/31/17	$12.02	$.19	$1.60	$1.79	$(.10)	$(.12)	$(.22)	$13.59	15.06%	$1,656	.43%		.38%		.66%		1.45%
12/31/16	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277	.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82 [11]	112	.55	[11]	.47	[11]	.75	[11]	2.37	[11]
Class P2:
12/31/17	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780	.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58 [11]	795	.80	[11]	.73	[11]	1.01	[11]	2.43	[11]

198	American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[16]	2017	2016	2015	2014	2013

Capital Income Builder	59%	41%	38%	24%[5,10]
Asset Allocation Fund	39	43	28	42
Global Balanced Fund	28	43	36	40
Bond Fund	153	108	141	121	Not available
Global Bond Fund	74	70	88	134
Mortgage Fund	98	113	138	108
U.S. Government/AAA-Rated Securities Fund	120	273	352	88

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions, if applicable[16]	2017		2016		2015	2014		2013
Global Growth Fund	31%		27%		29%	22%		39%
Global Small Capitalization Fund	33		40		36	28		36
Growth Fund	24		26		20	29		19
International Fund	29		31		37	18		21
New World Fund	56		32		39	36		43
Blue Chip Income and Growth Fund	34		30		26	37		30
Global Growth and Income Fund	41		57		37	28		31
Growth-Income Fund	27		27		25	25		19
International Growth and Income Fund	51		32		35	34		34
Capital Income Builder Fund	88		53		128	35	[5,10]
Asset Allocation Fund	85		83		76	88		74
Global Balanced Fund	41		65		76	73		81
Bond Fund	502		375		434	365		354
Global Bond Fund	105		154		159	200		213
High-Income Bond Fund	78		89		66	54		64
Mortgage Fund	680		713		1103	790		715
Ultra-Short Bond Fund	—	[17]	—	[12,17]	N/A	N/A		N/A
U.S. Government/AAA-Rated Securities Fund	551		539		901	387		621
Managed Risk Growth Fund	25		15		16	22		10	[3,5,15]
Managed Risk International Fund	25		26		15	22		6	[3,5,15]
Managed Risk Blue Chip Income and Growth Fund	32		9		20	22		3	[3,5,15]
Managed Risk Growth-Income Fund	26		14		11	28		2	[3,5,15]
Managed Risk Asset Allocation Fund	1		3		3	3		3

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for a period that is less than a full year.
[4]	Class 1A shares began investment operations on January 6, 2017.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services fees for all of the managed risk funds. CRMC also reimbursed a portion of miscellaneous fees and expenses during some of the periods shown for some of the managed risk funds.
[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Insurance Series	199

Report of Independent Registered Public Accounting Firm

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including summary investment portfolios of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund and investment portfolios for Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated herein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated herein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Los Angeles, California

February 9, 2018

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

200	American Funds Insurance Series

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/14/16 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(b)	By-Laws - By-Laws as amended 8/29/18

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement (Portfolio Series Funds) dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Second Amendment to Subadvisory

Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Investment Advisory and Service Agreement (Portfolio Series Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16);  Amended and Restated Investment Advisory and Service Agreement (Managed Risk Funds) dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Amended and Restated Investment Advisory and Service Agreement dated 2/1/18 – previously filed (see P/E Amendment No. 83 filed 4/30/18)

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(g)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Global Custody Agreement with The Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 2/4/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(h)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); P1 and P2 Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amended and Restated Insurance Administrative Services Plan for Classes 1A and 4 shares effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Shareholder Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); American Funds Insurance Series – Portfolio Series Amended and Restated Administrative Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); and Amended and Restated Administrative Services Agreement effective 1/1/18 – previously filed (see P/E Amendment No. 83 filed 4/30/18)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12); P/E Amendment No. 67 filed 4/30/14; P/E Amendment No. 70 filed 4/30/15; and P/E Amendment No. 76 filed 12/23/16)

(j)	Other Opinions – Consents of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class 4 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Amended and Restated Class 2 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Exhibit A to the Class 4 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Class 1A Plan of Distribution effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(n)	Rule 18f-3 – Amended and Restated Multiple Class Plan effective 1/1/18 – previously filed (see P/E Amendment No. 83 filed 4/30/18)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated April 2018; and Code of Ethics for the Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None.

Item 32.	Principal Underwriters

Not applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, New York 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 27th day of September 2018.

American Funds Insurance Series

By: /s/ Maria Manotok

Maria Manotok, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 27, 2018, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Maria Manotok	Executive Vice President
Maria Manotok
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Donald D. O'Neal*	President and Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Alexandra Trower*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 18th day of July, 2018.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2018.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member